                                                     REGISTRATION NO.333-134304
                                                     REGISTRATION NO. 811-04234
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-6
                         REGISTRATION STATEMENT
                                  UNDER
                        THE SECURITIES ACT OF 1933      [_]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                     POST-EFFECTIVE AMENDMENT NO. 14    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [_]
                             AMENDMENT NO. 47           [X]

                               -----------------

                        MONY AMERICA VARIABLE ACCOUNT L
                             (EXACT NAME OF TRUST)

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                               -----------------

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                    MONY LIFE INSURANCE COMPANY OF AMERICA
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                             CHRISTOPHER E. PALMER
                             GOODWIN PROCTER, LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous

It is proposed that this filing will become effective: (check appropriate box)
    [_]immediately upon filing pursuant to paragraph (b) of Rule 485
    [X]on May 1, 2013 pursuant to paragraph (b) of Rule 485
    [_]60 days after filing pursuant to paragraph (a)(l) of Rule 485
    [_]on            pursuant to paragraph (a)(l) of rule 485
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485
    [_]on            pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
    [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  TITLE OF SECURITIES BEING     Units of interest in MONY America Variable
        REGISTERED:                           Account L

================================================================================

Incentive Life Legacy(R)

An individual flexible premium variable life insurance policy issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account L.


PROSPECTUS DATED MAY 1, 2013



PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.


--------------------------------------------------------------------------------

This prospectus describes the Incentive Life Legacy(R) policy, but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.

The policy is no longer being sold. This prospectus is used with current policy owners only. You should note that your policy features and charges, and your investment options, may vary depending on the state and/or the date on which you purchased your policy. For more information about the particular features, charges and options available to you, please contact your financial professional and/or refer to your policy.

WHAT IS INCENTIVE LIFE LEGACY(R)?

Incentive Life Legacy(R) provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:


-----------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------
.. All Asset Moderate Growth-Alt 15/(1)(2)/      . EQ/Large Cap Growth Index
.. All Asset Growth-Alt 20/(1)/                  . EQ/Large Cap Growth PLUS
.. All Asset Aggressive-Alt 25/(1)(2)/           . EQ/Large Cap Value Index
.. American Century VP Mid Cap Value             . EQ/Large Cap Value PLUS
.. American Funds Insurance Series(R) Global     . EQ/Lord Abbett Large Cap Core
  Small Capitalization Fund /SM(2)/             . EQ/MFS International Growth
.. American Funds Insurance Series(R) New World  . EQ/Mid Cap Index
  Fund(R)/(2)/                                  . EQ/Mid Cap Value PLUS
.. AXA Aggressive Allocation/(3)/                . EQ/Money Market
.. AXA Conservative Allocation/(3)/              . EQ/Montag & Caldwell Growth
.. AXA Conservative-Plus Allocation/(3)/         . EQ/Morgan Stanley Mid Cap Growth
.. AXA Moderate Allocation/(3)/                  . EQ/PIMCO Ultra Short Bond
.. AXA Moderate-Plus Allocation/(3)/             . EQ/Quality Bond PLUS
.. AXA Tactical Manager 400                      . EQ/Small Company Index
.. AXA Tactical Manager 500                      . EQ/T. Rowe Price Growth Stock
.. AXA Tactical Manager 2000                     . EQ/UBS Growth and Income
.. AXA Tactical Manager International            . EQ/Van Kampen Comstock
.. EQ/AllianceBernstein Small Cap Growth         . EQ/Wells Fargo Omega Growth
.. EQ/BlackRock Basic Value Equity               . Fidelity(R) VIP Contrafund(R)
.. EQ/Boston Advisors Equity Income              . Fidelity(R) VIP Growth & Income
.. EQ/Calvert Socially Responsible               . Fidelity(R) VIP Mid Cap
.. EQ/Capital Guardian Research                  . Franklin Rising Dividends Securities
.. EQ/Common Stock Index                         . Franklin Small Cap Value Securities
.. EQ/Core Bond Index                            . Franklin Strategic Income Securities
.. EQ/Equity 500 Index                           . Goldman Sachs VIT Mid Cap Value
.. EQ/Equity Growth PLUS                         . Invesco V.I. Global Real Estate
.. EQ/GAMCO Mergers and Acquisitions             . Invesco V.I. International Growth
.. EQ/GAMCO Small Company Value                  . Invesco V.I. Mid Cap Core Equity
.. EQ/Global Bond PLUS                           . Invesco V.I. Small Cap Equity
.. EQ/Global Multi-Sector Equity                 . Ivy Funds VIP Energy
.. EQ/Intermediate Government Bond               . Ivy Funds VIP High Income/(2)/
.. EQ/International Core PLUS                    . Ivy Funds VIP Mid Cap Growth
.. EQ/International Equity Index                 . Ivy Funds VIP Science and Technology/(2)/
.. EQ/International Value PLUS                   . Ivy Funds VIP Small Cap Growth
.. EQ/JPMorgan Value Opportunities               . Lazard Retirement Emerging Markets Equity
.. EQ/Large Cap Core PLUS                        . MFS(R) International Value
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
-----------------------------------------------------------------------------------------------
.. MFS(R) Investors Growth Stock                 . Multimanager Technology
.. MFS(R) Investors Trust                        . Mutual Shares Securities
.. Multimanager Aggressive Equity                . PIMCO CommodityRealReturn(R) Strategy
.. Multimanager Core Bond                        . PIMCO Real Return
.. Multimanager International Equity             . PIMCO Total Return
.. Multimanager Large Cap Core Equity            . T. Rowe Price Equity Income II
.. Multimanager Large Cap Value                  . Templeton Developing Markets Securities
.. Multimanager Mid Cap Growth                   . Templeton Global Bond Securities
.. Multimanager Mid Cap Value                    . Templeton Growth Securities
.. Multimanager Multi-Sector Bond                . Van Eck VIP Global Hard Assets
.. Multimanager Small Cap Growth
.. Multimanager Small Cap Value
-----------------------------------------------------------------------------------------------


(1)Also referred to as an "All Asset" variable investment option in this prospectus.
(2)This new variable investment option will be available on or about May 20, 2013, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information on this new variable investment option.
(3)Also referred to as an "AXA Allocation investment option" in this prospectus.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                               #416938/AA & ADL

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER MONY AMERICA POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Legacy(R) or another policy may not be to your advantage. You can contact us to find out more about any other MONY America insurance policy.

Contents of this Prospectus

--------------------------------------------------------------------------------




    -----------------------------------------------------------------------
    1.RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND
      RISKS
    -----------------------------------------------------------------------
    How you can pay for and contribute to your policy                    6
    The minimum amount of premiums you must pay                          6
    You can guarantee that your policy will not terminate before a
      certain date                                                       7
    You can elect a "paid up" death benefit guarantee                    7
    You can receive an accelerated death benefit under the Long
      Term Care Services/SM /Rider                                       8
    Investment options within your policy                                8
    About your life insurance benefit                                    9
    Alternative higher death benefit in certain cases                    9
    You can increase or decrease your insurance coverage                10
    Accessing your money                                                11
    Risks of investing in a policy                                      11
    How the Incentive Life Legacy(R) variable life insurance policy is
      available                                                         11


    -----------------------------------------------------------------------
    2.RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
      WILL PAY
    -----------------------------------------------------------------------
    Tables of policy charges                                            12
    How we allocate charges among your investment options               14
    Changes in charges                                                  14


    -----------------------------------------------------------------------
    3. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?
    -----------------------------------------------------------------------
    How to reach us                                                     16
    About our MONY America Variable Account L                           16
    Your voting privileges                                              17


    -----------------------------------------------------------------------
    4. ABOUT THE PORTFOLIOS OF THE TRUSTS
    -----------------------------------------------------------------------
    Portfolios of the Trusts                                            18


    -----------------------------------------------------------------------
    5. DETERMINING YOUR POLICY'S VALUE
    -----------------------------------------------------------------------
    Your policy account value                                           26

-------------
''We,'' ''our,'' and ''us'' refer to MONY America. ''Financial professional'' means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as ''you'' and ''your,'' we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word ''owner'' therefore refers to all owners.
When we use the word ''state,'' we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prospectus does not offer Incentive Life Legacy(R) anywhere such offers are not lawful. MONY America does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by MONY America.

                          CONTENTS OF THIS PROSPECTUS

    -----------------------------------------------------------------------
    6.TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
      OPTIONS
    -----------------------------------------------------------------------
    Transfers you can make                                              27
    How to make transfers                                               27
    Our automatic transfer service                                      27
    Our asset rebalancing service                                       28


    -----------------------------------------------------------------------
    7. ACCESSING YOUR MONEY
    -----------------------------------------------------------------------
    Borrowing from your policy                                          29
    Loan extension (for guideline premium test policies only)           30
    Making withdrawals from your policy                                 30
    Surrendering your policy for its net cash surrender value           31
    Your option to receive a terminal illness living benefit            31


    -----------------------------------------------------------------------
    8. TAX INFORMATION
    -----------------------------------------------------------------------
    Basic income tax treatment for you and your beneficiary             32
    Tax treatment of distributions to you (loans, partial withdrawals,
      and full surrender)                                               32
    Tax treatment of living benefits rider or Long Term Care
      Services/SM /Rider under a policy with the applicable rider       33
    Business and employer owned policies                                34
    Requirement that we diversify investments                           34
    Estate, gift, and generation-skipping taxes                         34
    Pension and profit-sharing plans                                    35
    Split-dollar and other employee benefit programs                    35
    ERISA                                                               35
    Our taxes                                                           35
    When we withhold taxes from distributions                           35
    Possibility of future tax changes and other tax information         35


    -----------------------------------------------------------------------
    9.MORE INFORMATION ABOUT POLICY FEATURES AND
      BENEFITS
    -----------------------------------------------------------------------
    Guarantee premium test for no lapse guarantees                      37
    Paid up death benefit guarantee                                     37
    Other benefits you can add by rider                                 38
    Customer loyalty credit                                             41
    Variations among Incentive Life Legacy(R) policies                  42
    Your options for receiving policy proceeds                          42
    Your right to cancel within a certain number of days                42


    -----------------------------------------------------------------------
    10. MORE INFORMATION ABOUT CERTAIN POLICY CHARGES
    -----------------------------------------------------------------------
    Deducting policy charges                                            43
    Charges that the Trusts deduct                                      46

    -----------------------------------------------------------------------
    11.MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY
    -----------------------------------------------------------------------
    Dates and prices at which policy events occur                       47
    Policy issuance                                                     47
    Ways to make premium and loan payments                              48
    Assigning your policy                                               48
    You can change your policy's insured person                         48
    Requirements for surrender requests                                 49
    Gender-neutral policies                                             49
    Future policy exchanges                                             49


    -----------------------------------------------------------------------
    12. MORE INFORMATION ABOUT OTHER MATTERS
    -----------------------------------------------------------------------
    About our general account                                           50
    Transfers of your policy account value                              50
    Telephone and Internet requests                                     51
    Suicide and certain misstatements                                   52
    When we pay policy proceeds                                         52
    Changes we can make                                                 52
    Reports we will send you                                            52
    Distribution of the policies                                        53
    Legal proceedings                                                   55


    -----------------------------------------------------------------------
    13.FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT L AND
       MONY AMERICA
    -----------------------------------------------------------------------


    -----------------------------------------------------------------------
    14. PERSONALIZED ILLUSTRATIONS
    -----------------------------------------------------------------------
    Illustrations of policy benefits                                    57


    ------------------------------------------------------------------------
    REQUESTING MORE INFORMATION                                          58
      Statement of Additional Information
      Table of contents                                                  58
    ------------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                       PAGE

                   account value                          26
                   actual premium fund value              37
                   Administrative Office                  16
                   age                                    48
                   Allocation Date                         8
                   alternative death benefit               9
                   amount at risk                         44
                   anniversary                            47
                   assign; assignment                     48
                   automatic transfer service             27
                   AXA Equitable                          17
                   AXA Financial, Inc.                    15
                   basis                                  32
                   beneficiary                            42
                   business day                           47
                   Cash Surrender Value                   29
                   Code                                   32
                   collateral                             29
                   cost of insurance charge               44
                   cost of insurance rates                44
                   customer loyalty credit                41
                   day                                    47
                   default                                 6
                   disruptive transfer activity           50
                   dollar cost averaging service          27
                   extended no lapse guarantee             7
                   face amount                             9
                   grace period                            7
                   guaranteed interest option              8
                   guarantee premium test                 37
                   Guaranteed Interest Account             9
                   Incentive Life Legacy(R)                1
                   initial premium                         8
                   insured person                      9, 48
                   Internet                               16
                   investment funds                        8
                   investment options                      8
                   Investment start date                   8
                   issue date                             48
                   lapse                                   6
                   loan extension                         30
                   loan, loan interest                    29
                   Long Term Care Services/SM /Rider       8
                   market timing                          50
                   modified endowment contract            32
                   Money Market Lock-in Period             8
                   month, year                            47
                   monthly deductions                     14
                   MONY Access Account                    42


                                                         PAGE

                  MONY America                            15
                  MONY America Variable Account L         16
                  net cash surrender value                31
                  no lapse guarantee premium fund value   37
                  no lapse guarantee                       7
                  Option A, B                              9
                  our                                      3
                  owner                                    3
                  paid up                                 32
                  paid up death benefit guarantee          7
                  partial withdrawal                      30
                  payments                                47
                  planned periodic premium                 6
                  policy                                   1
                  Portfolio                                1
                  premium payments                         6
                  prospectus                               1
                  rebalancing                             28
                  receive                                 47
                  restored, restoration                    7
                  riders                                   6
                  SEC                                      1
                  state                                    3
                  subaccount                              16
                  surrender                               31
                  surrender charge                        12
                  target premium                          53
                  transfers                               27
                  Trusts                                   1
                  units                                   26
                  unit values                             46
                  us                                       3
                  variable investment options              1
                  we                                       3
                  withdrawals                             30
                  you, your                                3

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

Incentive Life Legacy(R) is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Legacy(R) policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Legacy(R) policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Legacy(R) policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 100TH BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see "You can elect a "paid up" death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges, policy loans or lien and accrued loan or lien interest, to the beneficiary you have named.

--------------------------------------------------------------------------------
YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT, OR (II) TO MAINTAIN ONE OF THE NO LAPSE GUARANTEES THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within six months after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will not be more than an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no lapse guarantee will not be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years (the "guarantee period") by paying at least certain specified amounts of premiums (the "guarantee premiums"). We call this our "No Lapse Guarantee." The length of your policy's guarantee period will range from 5 to 10 years, depending on the insured's age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.

During the guarantee period, however, the No Lapse Guarantee applies only if:

..   You have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no lapse guarantees" under "More information about policy benefits" later in this prospectus);

..   Your policy's death benefit option has always been Option A; and

..   Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if:

..   the guarantee period expires; or

..   you change your death benefit option to Option B.

Extended No Lapse Guarantee Rider. An optional rider may be added to the policy that provides a longer guarantee period than described above. Subject to limitations, you can choose the number of years that you would like to have this benefit.

The monthly cost of this rider varies by the individual characteristics of the insured, the face amount of the policy and the benefit period you select. A change in the face amount of the policy, however, may affect the cost of this rider. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits."

--------------------------------------------------------------------------------
IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS, YOUR POLICY'S DEATH BENEFIT OPTION HAS ALWAYS BEEN OPTION A AND ANY OUTSTANDING POLICY LOAN AND ACCRUED LOAN INTEREST DO NOT EXCEED THE POLICY ACCOUNT VALUE, YOUR POLICY WILL NOT LAPSE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES.
--------------------------------------------------------------------------------

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE

Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS guarantee at any time after the fourth year of your policy if the insured's attained age is 99 or less provided certain requirements are met. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long Term Care Services/SM/ Rider (described below) at any time.

The guarantee will terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES/SM/ RIDER

In states where approved, you may have added an optional rider to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services. This is our Long Term Care Services/SM/ Rider. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. To obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1-800-777-6510. We may add or delete variable investment options or Portfolios at any time.

If you elected the extended no lapse guarantee rider or exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Allocation investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee or the extended no lapse guarantee rider, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" and "extended no lapse guarantee rider" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
WE WILL PAY AT LEAST 2% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Legacy(R) policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

--------------------------------------------------------------------------------
IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.) THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B.
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                   -- or --

..   Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk. If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated.

In order to take advantage of the no lapse guarantee and the extended no lapse guarantee, you must have always had Option A since the policy issue date.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

--------------------------------------------------------------------------------
IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
--------------------------------------------------------------------------------

-----------------------------------------------
AGE:*  40 AND UNDER  45   50   55    60     65
-----------------------------------------------
 %:       250%      215% 185% 150%  130%   120%
-----------------------------------------------
AGE:    70   75-90   91   92   93  94-OVER
-----------------------------------------------
 %:    115%  105%   104% 103% 102%  101%
-----------------------------------------------

*  For the then-current policy year.

For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus accrued interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit. Please see "Long Term Care Services/SM/ Rider" later in this prospectus.

DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."

--------------------------------------------------------------------------------
YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION FROM OPTION B ANY TIME AFTER THE SECOND YEAR OF THE POLICY AND BEFORE THE POLICY ANNIVERSARY NEAREST
TO THE INSURED'S 100TH BIRTHDAY; HOWEVER, CHANGES TO OPTION B ARE NOT PERMITTED BEYOND THE POLICY YEAR IN WHICH THE INSURED PERSON REACHES AGE 80.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is NOT higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches age 80, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension. Also, a change to Option A must be made before the insured person reaches age 100.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not change the death benefit option under the policy while the Long Term Care Services/SM/ Rider is in effect. Please refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the second year of your policy but before the policy year in which the insured person reaches age 100. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges or pay premiums under any optional disability waiver rider that is part of the policy; (ii) the paid up death benefit guarantee is in effect; or
(iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached age 81 (or age 71 if the extended no lapse guarantee rider is in effect); or (ii) while the Long Term Care Services/SM/ Rider is in effect. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider.

Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy and any applicable monthly charge for the extended no lapse guarantee rider.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same or better underwriting classification. An additional 15-year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See "Risk/benefit summary: Charges and expenses you will pay."

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY

You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of policy face amount accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 100th birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. See "Making withdrawals from your policy" later in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the next chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVE LIFE LEGACY(R) VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life Legacy(R) was primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see "Tax Information" later in this prospectus for more information. Incentive Life Legacy(R) is available for issue ages 0-85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

2. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. The current charges may be lower than the guaranteed maximum for certain charges. Since the charges described in the table below vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy's specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics. See "Deducting policy charges" under "More information about certain policy charges."


---------------------------------------------------------------------------------------------------------------------------
 TRANSACTION FEES
---------------------------------------------------------------------------------------------------------------------------
 CHARGE                               WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGE                        From each premium               As a percentage of premiums: 12%

SURRENDER (TURNING IN) OF YOUR        Upon surrender                  Initial surrender charge per $1,000 of initial base
POLICY DURING ITS FIRST 15 YEARS OR                                   policy face amount or per $1,000 of requested base
THE FIRST 15 YEARS AFTER YOU HAVE                                     policy face amount increase:/(2)/
REQUESTED AN INCREASE IN YOUR                                         Highest: $47.92
POLICY'S FACE AMOUNT/(1)/                                             Lowest: $10.38
                                                                      Representative: $17.32/(3)/

REQUEST A DECREASE IN YOUR POLICY'S   Effective date of the decrease  A pro rata portion of the charge that would apply to
FACE AMOUNT                                                           a full surrender at the time of the decrease.

TRANSFERS AMONG INVESTMENT OPTIONS    Upon transfer                   $25 per transfer./(4)/

ADDING A LIVING BENEFITS RIDER        At the time of the transaction  $100 (if elected after policy issue)

EXERCISE OF OPTION TO RECEIVE A       At the time of the transaction  $250
"LIVING BENEFIT"

SPECIAL SERVICES CHARGES
..  Wire transfer charge/(5)/          At the time of the transaction  Current and Maximum Charge: $90
..  Express mail charge/(5)/           At the time of the transaction  Current and Maximum Charge: $35
..  Policy illustration charge/(6)/    At the time of the transaction  Current and Maximum Charge: $25
..  Duplicate policy charge/(6)/       At the time of the transaction  Current and Maximum Charge: $35
..  Policy history charge/(6)(7)/      At the time of the transaction  Current and Maximum Charge: $50
..  Charge for returned payments/(6)/  At the time of the transaction  Current and Maximum Charge: $25
---------------------------------------------------------------------------------------------------------------------------
This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfo-lio fees and expenses.
---------------------------------------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN UNDERLYING TRUST PORTFOLIO OPERATING EXPENSES
---------------------------------------------------------------------------------------------------------------------------
 CHARGE                               WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE/(8)(9)/      Monthly                         As a charge per $1,000 of the amount for which we
                                                                      are at risk:/(10)/

                                                                      Highest: $83.34
                                                                      Lowest: $0.02
                                                                      Representative: $0.09/(11)/
---------------------------------------------------------------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

--------------------------------------------------------------------------------------------
 PERIODIC CHARGES OTHER THAN
 UNDERLYING TRUST PORTFOLIO
 OPERATING EXPENSES
--------------------------------------------------------------------------------------------
 CHARGE                        WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK     Monthly                               Annual % of your value
CHARGE                                                               in our variable
                                                        Policy Year  investment options
                                                        1-10         1.75%
                                                        11+          0.50%

ADMINISTRATIVE CHARGE/(5)/     Monthly                  Policy Year  Amount Deducted
                                                        1            $20
                                                        2+           $15

LOAN INTEREST SPREAD/(12)/          On each policy anniversary (or on  1% of loan amount.
                                    loan termination, if earlier)

OPTIONAL RIDER CHARGES              While the rider is in effect

CHILDREN'S TERM INSURANCE           Monthly                            Charge per $1,000 of rider benefit amount:

                                                                       $0.50

DISABILITY DEDUCTION WAIVER         Monthly                            Percentage of all other monthly charges:

                                                                       Highest: 132%
                                                                       Lowest: 7%
                                                                       Representative: 12%/(11)/

OPTION TO PURCHASE ADDITIONAL       Monthly                            Charge per $1,000 of rider benefit amount:
INSURANCE
                                                                       Highest: $0.17
                                                                       Lowest: $0.04
                                                                       Representative: $0.16/(13)/

EXTENDED NO LAPSE GUARANTEE/(5)/    Monthly                            Charge per $1,000 of the initial base poli
                                                                       amount, and per $1,000 of any requested ba
                                                                       face amount increase that exceeds the high
                                                                       vious face amount:

For rider coverage to age 100                                          Highest: $0.08
                                                                       Lowest: $0.02
                                                                       Representative: $0.03/(3)/

LONG TERM CARE SERVICES/SM/         Monthly                            Charge per $1,000 of the amount for which
RIDER/(5)/                                                             at risk:/(14)/
                                                                       Highest: $1.18
                                                                       Lowest: $0.08
                                                                       Representative: $0.22/(13)/
-----------------------------------------------------------------------------------------------------------------

(1)The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(2)The initial amount of surrender charge depends on each policy's specific characteristics.
(3)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred non-tobacco user risk class.
(4)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
(5)Unless you specify otherwise, this charge will be deducted from the amount you request.

(6)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(7)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.

(8)Not applicable after the insured person reaches age 100.
(9)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(10)Our amount "at risk" under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.
(11)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.
(12)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(13)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred non-tobacco user risk class.
(14)Our amount "at risk" for this rider is the long-term care specified amount minus your policy account value, but not less than zero.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012
(expenses that are deducted from Portfolio assets including
management fees, 12b-1 fees,service fees and/or other        Lowest Highest
expenses)/(1)/                                               0.63%  35.18%
---------------------------------------------------------------------------


(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2012, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2014 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2014. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



----------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 after the effect of Expense Limitation Arrangements  Lowest Highest
                                                                                                        0.63%  1.60%
----------------------------------------------------------------------------------------------------------------------




HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

3. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $537 billion in assets as of December 31, 2012. MONY America is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- National Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- National Operations Center

  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333

  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day -- 7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa-equitable.com
--------------------------------------------------------------------------------
 BY FAX:

  1-704-540-9714
--------------------------------------------------------------------------------
 BY INTERNET:

You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);


(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail); and

(4)designation of new policy owner(s) and beneficiaries.


OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;


(b)transfers among investment options (not submitted by e-mail);


(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages, transfer among investment options and/or change your address (1) by toll-free phone and assisted service,
(2) over the Internet, through axa-equitable.com, or (3) by writing our Administrative Office. For more information about transaction requests you can make by phone or over the Internet, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR MONY AMERICA VARIABLE ACCOUNT L

Each variable investment option is a part (or "subaccount") of our MONY America Variable Account L. We established MONY America Variable Account L under Arizona Insurance Law on February 15, 1985. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the legal owner of all of the assets in MONY America Variable Account L and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from MONY America Variable Account L that represent our investments in MONY America

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

Variable Account L or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against MONY America Variable Account L reflect its own investment experience and not the investment experience of MONY America's other assets.

MONY America Variable Account L is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise MONY America or MONY America Variable Account L. Although MONY America Variable Account L is registered, the SEC does not monitor the activity of MONY America Variable Account L on a daily basis. MONY America is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of MONY America Variable Account L available under Incentive Life Legacy(R) invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. MONY America Variable Account L immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to MONY America variable accounts in connection with MONY America's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with MONY America. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable, an affiliate of MONY America. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our MONY America Variable Account L (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in MONY America Variable Account L in the same proportion as the instructions we receive from holders of Incentive Life Legacy(R) and other policies that MONY America Variable Account L supports.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.


The AXA Allocation Portfolios and certain All Asset Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and certain All Asset Portfolios by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and certain All Asset Portfolios than certain other portfolios available to you under your policy. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.

As described in more detail in the underlying Portfolio prospectuses, the AXA Tactical Manager Portfolios, the AXA Allocation Portfolios, certain All Asset Portfolios, and certain other affiliated Portfolios use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your policy account value may rise less than it would have without these defensive actions.


The investment strategies of the Portfolios are designed to reduce the overall volatility of your policy account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the policy. This approach, while reducing volatility, may also suppress the investment performance of your policy.

PORTFOLIOS OF THE TRUSTS


-----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B
 SHARES PORTFOLIO                                                            INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.        .   AXA Equitable Funds
  ALLOCATION                                                                     Management Group, LLC
-----------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current income.        .   AXA Equitable Funds
  ALLOCATION                                                                     Management Group, LLC
-----------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and growth of capital,  .   AXA Equitable Funds
  CONSERVATIVE-PLUS  with a greater emphasis on current income.                  Management Group, LLC
  ALLOCATION
-----------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B
 SHARES PORTFOLIO                                                               INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and        .   AXA Equitable Funds
  ALLOCATION         current income.                                                Management Group, LLC
--------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and        .   AXA Equitable Funds
  ALLOCATION         current income, with a greater emphasis on capital             Management Group, LLC
                     appreciation.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY  emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   ClearBridge Investments,
                                                                                    LLC
                                                                                .   GCIC US Ltd.
                                                                                .   Marsico Capital
                                                                                    Management, LLC
                                                                                .   T. Rowe Price Associates,
                                                                                    Inc.
                                                                                .   Westfield Capital
                                                                                    Management Company, L.P.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current income and      .   BlackRock Financial
  BOND               capital appreciation, consistent with a prudent level of       Management, Inc.
                     risk.                                                      .   Pacific Investment
                                                                                    Management Company LLC
                                                                                .   SSgA Funds Management,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds
  INTERNATIONAL      emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  EQUITY             in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   EARNEST Partners, LLC
                                                                                .   J.P. Morgan Investment
                                                                                    Management Inc.
                                                                                .   Marsico Capital
                                                                                    Management, LLC
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  CAP CORE EQUITY    emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   Janus Capital Management,
                                                                                    LLC
                                                                                .   Thornburg Investment
                                                                                    Management, Inc.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   Institutional Capital LLC
                                                                                .   MFS Investment Management
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  CAP GROWTH         emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisers, Inc.
                                                                                .   Wellington Management
                                                                                    Company, LLP
--------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST
 CLASS B
 SHARES PORTFOLIO                                                               INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill Capital
                                                                                    Management, Inc.
                                                                                .   Knightsbridge Asset
                                                                                    Management, LLC
                                                                                .   Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve high total return through a combination   .   Pacific Investment
  MULTI-SECTOR BOND  of current income and capital appreciation.                    Management Company LLC
                                                                                .   Post Advisory Group, LLC
                                                                                .   SSgA Funds Management,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL   Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds
  CAP GROWTH         emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Lord, Abbett & Co. LLC
                                                                                .   Morgan Stanley Investment
                                                                                    Management Inc.
                                                                                .   NorthPointe Capital, LLC
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL   Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisory
                                                                                    Services, LLC
                                                                                .   Pacific Global Investment
                                                                                    Management Company
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital.              .   Allianz Global Investors
  TECHNOLOGY                                                                        US LLC
                                                                                .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   SSgA Funds Management,
                                                                                    Inc.
                                                                                .   Wellington Management
                                                                                    Company, LLP


--------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB
 SHARES PORTFOLIO                                                               INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and current income,   .   AXA Equitable Funds
  MODERATE GROWTH -  with a greater emphasis on current income.                     Management Group, LLC
  ALT 15/(1)/
--------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and current income.   .   AXA Equitable Funds
  ALT 20                                                                            Management Group, LLC
--------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and current income,   .   AXA Equitable Funds
  AGGRESSIVE - ALT   with a greater emphasis on capital appreciation.               Management Group, LLC
  25/(1)/
--------------------------------------------------------------------------------------------------------------
AXA TACTICAL         Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  MANAGER 400        emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
--------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                                                   INVESTMENT MANAGER (OR
 CLASS IB SHARES PORTFOLIO NAME          OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500                 Seeks to achieve long-term growth of capital with an        .   AllianceBernstein L.P.
                                         emphasis on risk-adjusted returns and managing volatility   .   AXA Equitable Funds
                                         in the Portfolio.                                               Management Group, LLC
                                                                                                     .   BlackRock Investment
                                                                                                         Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000                Seeks to achieve long-term growth of capital with an        .   AllianceBernstein L.P.
                                         emphasis on risk-adjusted returns and managing volatility   .   AXA Equitable Funds
                                         in the Portfolio.                                               Management Group, LLC
                                                                                                     .   BlackRock Investment
                                                                                                         Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER INTERNATIONAL       Seeks to achieve long-term growth of capital with an        .   AllianceBernstein L.P.
                                         emphasis on risk-adjusted returns and managing volatility   .   AXA Equitable Funds
                                         in the Portfolio.                                               Management Group, LLC
                                                                                                     .   BlackRock Investment
                                                                                                         Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH    Seeks to achieve long-term growth of capital.               .   AllianceBernstein L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY          Seeks to achieve capital appreciation and secondarily,      .   BlackRock Investment
                                         income.                                                         Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME         Seeks a combination of growth and income to achieve an      .   Boston Advisors, LLC
                                         above-average and consistent total return.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE          Seeks to achieve long-term capital appreciation.            .   Calvert Investment
                                                                                                         Management Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH             Seeks to achieve long-term growth of capital.               .   Capital Guardian Trust
                                                                                                         Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX                    Seeks to achieve a total return before expenses that        .   AllianceBernstein L.P.
                                         approximates the total return performance of the Russell
                                         3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX                       Seeks to achieve a total return before expenses that        .   AXA Equitable Funds
                                         approximates the total return performance of the Barclays       Management Group, LLC
                                         Capital Intermediate U.S. Government/Credit Index,          .   SSgA Funds Management,
                                         including reinvestment of dividends, at a risk level            Inc.
                                         consistent with that of the Barclays Capital Intermediate
                                         U.S. Government/Credit Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX                      Seeks to achieve a total return before expenses that        .   AllianceBernstein L.P.
                                         approximates the total return performance of the S&P
                                         500 Index, including reinvestment of dividends, at a risk
                                         level consistent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS                    Seeks to achieve long-term growth of capital with an        .   AXA Equitable Funds
                                         emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
                                         in the Portfolio.                                           .   BlackRock Capital
                                                                                                         Management, Inc.
                                                                                                     .   BlackRock Investment
                                                                                                         Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS        Seeks to achieve capital appreciation.                      .   GAMCO Asset Management,
                                                                                                         Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE             Seeks to maximize capital appreciation.                     .   GAMCO Asset Management,
                                                                                                         Inc.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------
 EQ ADVISORS TRUST                       INVESTMENT MANAGER (OR
 CLASS IB SHARES PORTFOLIO NAME          SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------
AXA TACTICAL MANAGER 500                 .   AllianceBernstein L.P.
                                         .   AXA Equitable Funds
                                             Management Group, LLC
                                         .   BlackRock Investment
                                             Management, LLC
-----------------------------------------------------------------------
AXA TACTICAL MANAGER 2000                .   AllianceBernstein L.P.
                                         .   AXA Equitable Funds
                                             Management Group, LLC
                                         .   BlackRock Investment
                                             Management, LLC
-----------------------------------------------------------------------
AXA TACTICAL MANAGER INTERNATIONAL       .   AllianceBernstein L.P.
                                         .   AXA Equitable Funds
                                             Management Group, LLC
                                         .   BlackRock Investment
                                             Management, LLC
-----------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH    .   AllianceBernstein L.P.
-----------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY          .   BlackRock Investment
                                             Management, LLC
-----------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME         .   Boston Advisors, LLC

-----------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE          .   Calvert Investment
                                             Management Inc.
-----------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH             .   Capital Guardian Trust
                                             Company
-----------------------------------------------------------------------
EQ/COMMON STOCK INDEX                    .   AllianceBernstein L.P.



-----------------------------------------------------------------------
EQ/CORE BOND INDEX                       .   AXA Equitable Funds
                                             Management Group, LLC
                                         .   SSgA Funds Management,
                                             Inc.


-----------------------------------------------------------------------
EQ/EQUITY 500 INDEX                      .   AllianceBernstein L.P.



-----------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS                    .   AXA Equitable Funds
                                             Management Group, LLC
                                         .   BlackRock Capital
                                             Management, Inc.
                                         .   BlackRock Investment
                                             Management, LLC
-----------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUISITIONS        .   GAMCO Asset Management,
                                             Inc.
-----------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY VALUE             .   GAMCO Asset Management,
                                             Inc.
-----------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

---------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB
 SHARES PORTFOLIO                                                                INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and current income.         .   AXA Equitable Funds
                                                                                     Management Group, LLC
                                                                                 .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   First International
                                                                                     Advisors, LLC
                                                                                 .   Wells Capital Management,
                                                                                     Inc.
---------------------------------------------------------------------------------------------------------------
EQ/GLOBAL            Seeks to achieve long-term capital appreciation with an     .   AXA Equitable Funds
  MULTI-SECTOR       emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
  EQUITY             in the Portfolio.                                           .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Morgan Stanley Investment
                                                                                     Management Inc.
---------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before expenses that        .   AXA Equitable Funds
  GOVERNMENT BOND    approximates the total return performance of the Barclays       Management Group, LLC
                     Intermediate U.S. Government Bond Index, including          .   SSgA Funds Management,
                     reinvestment of dividends, at a risk level consistent with      Inc.
                     that of the Barclays Intermediate U.S. Government Bond
                     Index.
---------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve long-term growth of capital with an        .   AXA Equitable Funds
  CORE PLUS          emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
                     in the Portfolio.                                           .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Hirayama Investments, LLC
                                                                                 .   WHV Investment Management
---------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before expenses) that      .   AllianceBernstein L.P.
  EQUITY INDEX       approximates the total return performance of a composite
                     index comprised of 40% DJ EURO STOXX 50 Index, 25%
                     FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX
                     200 Index, including reinvestment of dividends, at a risk
                     level consistent with that of the composite index.
---------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to provide current income and long-term growth of     .   AXA Equitable Funds
  VALUE PLUS         income, accompanied by growth of capital with an                Management Group, LLC
                     emphasis on risk-adjusted returns and managing volatility   .   BlackRock Investment
                     in the Portfolio.                                               Management, LLC
                                                                                 .   Northern Cross, LLC
---------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital appreciation.            .   J.P. Morgan Investment
  OPPORTUNITIES                                                                      Management Inc.
---------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE    Seeks to achieve long-term growth of capital with an        .   AXA Equitable Funds
  PLUS               emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
                     in the Portfolio.                                           .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Institutional Capital LLC
---------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before expenses that        .   AllianceBernstein L.P.
  INDEX              approximates the total return performance of the Russell
                     1000 Growth Index, including reinvestment of dividends
                     at a risk level consistent with that of the Russell 1000
                     Growth Index.
---------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to provide long-term capital growth with an           .   AXA Equitable Funds
  PLUS               emphasis on risk-adjusted returns and managing volatility       Management Group, LLC
                     in the Portfolio.                                           .   BlackRock Investment
                                                                                     Management, LLC
                                                                                 .   Marsico Capital
                                                                                     Management, LLC
---------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 CLASS IB
 SHARES PORTFOLIO                                                                 INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before expenses that         .   SSgA Funds Management,
  INDEX              approximates the total return performance of the Russell         Inc.
                     1000 Value Index, including reinvestment of dividends, at
                     a risk level consistent with that of the Russell 1000 Value
                     Index.
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve long-term growth of capital with an         .   AllianceBernstein L.P.
  PLUS               emphasis on risk-adjusted returns and managing volatility    .   AXA Equitable Funds
                     in the Portfolio.                                                Management Group, LLC
----------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT       Seeks to achieve capital appreciation and growth of          .   Lord, Abbett & Co. LLC
  LARGE CAP CORE     income with reasonable risk.
----------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.                       .   Massachusetts Financial
  INTERNATIONAL                                                                       Services Company d/b/a
  GROWTH                                                                              MFS Investment Management
----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before expenses that         .   SSgA Funds Management,
                     approximates the total return performance of the S&P             Inc.
                     Mid Cap 400 Index, including reinvestment of dividends,
                     at a risk level consistent with that of the S&P Mid Cap
                     400 Index.
----------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE     Seeks to achieve long-term capital appreciation with an      .   AXA Equitable Funds
  PLUS               emphasis on risk adjusted returns and managing volatility        Management Group, LLC
                     in the Portfolio.                                            .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Wellington Management
                                                                                      Company, LLP
----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET      Seeks to obtain a high level of current income, preserve     .   The Dreyfus Corporation
                     its assets and maintain liquidity.
----------------------------------------------------------------------------------------------------------------
EQ/MONTAG &          Seeks to achieve capital appreciation.                       .   Montag & Caldwell, LLC
  CALDWELL GROWTH
----------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                             .   Morgan Stanley Investment
  MID CAP GROWTH                                                                      Management Inc.
----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of traditional money    .   Pacific Investment
  SHORT BOND         market products while maintaining an emphasis on                 Management Company, LLC
                     preservation of capital and liquidity.
----------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income consistent with         .   AllianceBernstein L.P.
                     moderate risk to capital.
----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before expenses)  .   AllianceBernstein L.P.
  INDEX              the total return of the Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital appreciation and          .   T. Rowe Price Associates,
  GROWTH STOCK       secondarily, income.                                             Inc.
----------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through capital appreciation   .   UBS Global Asset
  INCOME             with income as a secondary consideration.                        Management (Americas) Inc.
----------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN        Seeks to achieve capital growth and income.                  .   Invesco Advisers, Inc.
  COMSTOCK
----------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital growth.                   .   Wells Capital Management,
  OMEGA GROWTH                                                                        Inc.

------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE FUNDS) -
 SERIES II                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                    .   Invesco Asset Management
                                                                                  Limited
------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-----------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE FUNDS) -
 SERIES II                                                                   INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of  .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
-----------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of  .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.
-----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -
 CLASS II                                                                  INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                             SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP  The fund seeks long-term capital growth. Income is a  .   American Century
  MID CAP VALUE FUND secondary objective.                                      Investment Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------


 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME -                                                                                INVESTMENT MANAGER (OR
 CLASS 4 SHARES                          OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND/SM (1)/ The fund's investment objective is to provide you with  .   Capital Research and
                                         long-term growth of capital.                                Management Company
-------------------------------------------------------------------------------------------------------------------------------
NEW WORLD                                The fund's investment objective is long-term capital    .   Capital Research and
  FUND(R)/(1)/                           appreciation.                                               Management Company
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)

--------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE
 INSURANCE PRODUCTS
 TRUST - CLASS 2                                                                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of  .   Franklin Advisory
  DIVIDENDS          capital as an important consideration.                          Services, LLC
  SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                               .   Franklin Advisory
  VALUE SECURITIES                                                                   Services, LLC
  FUND
--------------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high      .   Franklin Advisers, Inc.
  INCOME SECURITIES  level of current income. Its secondary goal is capital
  FUND               appreciation over long term.
--------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES        The Fund's principal investment goal is capital             .   Franklin Mutual Advisers,
  SECURITIES FUND    appreciation. Its secondary goal is income.                     LLC
--------------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                       .
  DEVELOPING                                                                         Templeton Asset Management Ltd.
  MARKETS
  SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation     .   Franklin Advisers, Inc.
  BOND SECURITIES    of capital. Capital appreciation is a secondary
  FUND               consideration.
--------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                             .   Templeton Global Advisors
  SECURITIES FUND                                                                    Limited

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -
 SERVICE SHARES                                             INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.

--------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                            SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.  .   Waddell & Reed Investment
                                                                              Management Company
                                                                              (WRIMCO)
--------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE
 PORTFOLIOS                                                                    INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME/(1)/        high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                      Management Company
  TECHNOLOGY/(1)/                                                                  (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC.
 - SERVICE SHARES                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                              SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS
 - SERVICE CLASS                                                         INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                           SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                           Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  GROWTH STOCK       appreciation.                                           Services Company
  SERIES
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES       appreciation.                                           Services Company

-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST
 - ADVISOR CLASS                                                                   INVESTMENT MANAGER (OR
 PORTFOLIO NAME          OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC

-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE
 EQUITY SERIES, INC.                                                           INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks to provide substantial dividend income as well as  .   T. Rowe Price Associates,
  EQUITY INCOME       long-term growth of capital through investments in the       Inc.
  PORTFOLIO - II      common stocks of established companies.

----------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S CLASS                                                                        INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL   Seeks long-term capital appreciation by investing            .   Van Eck Associates
  HARD ASSETS FUND   primarily in "hard asset" securities. Income is a secondary      Corporation
                     consideration.
----------------------------------------------------------------------------------------------------------------


(1)Available on or about May 20, 2013, subject to regulatory approval.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

--------------------------------------------------------------------------------

YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in
(ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless either the paid up death benefit guarantee or the extended no lapse guarantee are in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed investment option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee or the extended no lapse guarantee rider is in effect. For more information, see "Paid up death benefit guarantee" and "Extended no lapse guarantee rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

--------------------------------------------------------------------------------
TRANSFERS OUT OF OUR GUARANTEED INTEREST OPTION ARE MORE LIMITED.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greatest of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, on or before the anniversary, the transfer will occur as of that anniversary or, if within that period after the anniversary, as of the date we receive it.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa-equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make transfers by following one of two procedures:

..   if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS any time. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service. This service is not available while the extended no lapse guarantee rider is in effect.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. This service is not available while the extended no lapse guarantee rider is in effect.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

--------------------------------------------------------------------------------
YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

..   we do not count the collateral when we compute our customer loyalty credit;
    and

..   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If either the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first fifteen policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life Legacy(R) policies in 2006, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee or the extended no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of a policy loan.

                             ACCESSING YOUR MONEY

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services/SM/ Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the living benefits rider or the Long Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long Term Care Services/SM/ Rider.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the insured's attained age 100,

                             ACCESSING YOUR MONEY
provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services/SM/ Rider, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will not deduct a charge for making a partial withdrawal. If the extended no lapse guarantee is in effect, there are limitations on partial withdrawals from the variable investment options and different allocation rules apply. See "Extended No Lapse Guarantee Rider" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy's no lapse guarantee and the extended no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed "terminal illness living benefits," and further reduced for any monthly benefit payments made under the Long Term Care Services/SM/ Rider (see "Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

If you receive a living benefit on account of terminal illness , the Long Term Care Services/SM/ Rider for chronic illness benefits, if elected, will terminate and no further benefits will be payable under the Long Term Care Services/SM/ Rider. Long Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted" -- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
--------------------------------------------------------------------------------

                             ACCESSING YOUR MONEY

8. Tax information

--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life Legacy(R) policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change.

A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy. In some cases, this may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of




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any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by MONY America (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2, (ii) distributions in the case of a disability (as defined in the Code) or (iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER

LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill and can qualify for this income tax exclusion.

LONG TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under section 101 (g) of the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable. Generally income exclusion for all payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

Charges for the Long Term Care Services/SM/ Rider may be considered distributions for income tax purposes, and may be taxable to the owner to the extent not considered a nontaxable return of premiums paid for the life insurance policy. See above for tax treatment of distributions to you. Charges for the Long Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes. The Long Term Care Services/SM/ Rider is not intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.

UNDER EITHER RIDER, if the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer. Also, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donee to the provider of medical care.

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                                TAX INFORMATION

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BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy otherwise, benefits may lose their tax favored treatment.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million indexed for inflation ($5.250 million in 2013). A portability rule generally permits a surviving spouse to carryover the unused portion of their deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2013, indexed for inflation).

As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for example, a case where a grandparent "skips" his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same $5 million amount discussed above for estate and gift taxes, but without portability.



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The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy was purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen. For Puerto Rico and other jurisdictions, income is considered U.S. source income.

POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules, including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted

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                                TAX INFORMATION

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based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may be developed in the future and apply to new policies. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of MONY America Variable Account L, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of MONY America Variable Account L.

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                                TAX INFORMATION

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9. More information about policy features and benefits

--------------------------------------------------------------------------------

GUARANTEE PREMIUM TEST FOR NO LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these guarantees as our "no lapse guarantee" and our optional "extended no lapse guarantee rider" and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this Prospectus. You can also read more about our extended no lapse guarantee rider in "Extended No Lapse Guarantee Rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date accumulated at 4% annually less any partial withdrawals accumulated at 4% annually (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for either the no lapse guarantee or extended no lapse guarantee rider and guarantee premiums for any optional benefit riders accumulated at 4% annually (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that you have always had death benefit Option A, any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee and any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period beyond its original number of years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 99;

..   you have death benefit Option A in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not waiving monthly charges under the terms of a disability waiver rider;

..   you have not received any payment under a living benefits rider or under the Long Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

..   the election would not reduce the face amount (see below) below $100,000;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   You agree to re-allocate your fund values to the guaranteed interest option and the AXA Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, including the Long Term Care Services/SM/ Rider. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

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              MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS

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If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guar- antee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)" under "Tax information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Allocation investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Of fice. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

You may be eligible for the following other optional benefits we currently make available by rider:

..   extended no lapse guarantee -- Described below.

..   Long Term Care Services/SM/ Rider -- Described below.

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

..   option to purchase additional insurance -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all MONY America and affiliates' policies in-force and applied for.

..   children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all MONY America and affiliates' policies in-force and applied for.

We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider -- (see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

..   living benefits rider -- (see "Your option to receive a terminal illness living benefit" under "Accessing your money.")

..   paid up death benefit guarantee -- (see "Paid up death benefit guarantee"
    earlier in this section).

..   loan extension endorsement -- (see "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

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MONY America or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider was available at issue subject to our underwriting requirements that provided for a longer no lapse guarantee period than the one in your base policy. The minimum guarantee period is 20 years from the register date, and the maximum period is to the policy anniversary nearest to the insured's 100th birthday. Issue ages are 0-70. If you elected this rider at issue, the investment options available to you are restricted to the guaranteed interest option and the AXA Allocation investment options. You must have provided proper allocation instructions at the time you applied for this policy in order to have your policy issued with this rider.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

..   The rider has not terminated;

..   The guarantee premium test for no lapse guarantees has been satisfied (see
    "Guarantee premium test for no lapse guarantees" under "More information about policy features and benefits");

..   The death benefit option under the policy has been Option A since it was issued; and

..   Any policy loan and accrued loan interest does not exceed the policy account value.

The monthly cost of this rider varies based on the individual characteristics of the insured, the face amount of the policy and the guarantee period you selected. A change to the policy's face amount may affect the cost of this rider. See "Risk/benefit summary: Charges and expenses you will pay" for more information on the charges we deduct for this rider. The rider will terminate upon our receipt of your written request to terminate or on the effective date of a change to death benefit Option B during the extended no lapse guarantee period. This rider cannot be reinstated once terminated.

While the rider is in effect, we currently limit your investment options under the policy to the AXA Allocation investment options and the guaranteed interest option. We also limit your premium allocations, transfers from the variable investment options to the guaranteed interest option and partial withdrawals from the variable investment options, as described below and loan repayments as described in "Accessing your money" earlier in this prospectus.

.. PREMIUM ALLOCATIONS. You may instruct us to allocate up to 25% of your net premiums to the guaranteed interest option. The net premiums allocated to the guaranteed interest option will be limited to an amount so that the value in the guaranteed interest option does not exceed 25% of your total unloaned policy account value. Any portion of a net premium that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts for the variable investment options that you specified for that particular premium. If you did not specify, we will allocate that portion of the net premium in proportion to the premium allocation instructions for the variable investment options on record.

.. TRANSFERS FROM THE VARIABLE INVESTMENT OPTIONS TO THE GUARANTEED INTEREST OPTION. You may make a transfer from one or more of the variable investment options to the guaranteed interest option as long as the transfer would not cause your value in the guaranteed interest option to exceed 25% of the total unloaned policy account value. Otherwise, we will reject the transfer request. If, at the time of a transfer request, the value of the guaranteed interest option already makes up 25% or more of your total unloaned policy account value, we will reject the transfer.

.. PARTIAL WITHDRAWALS FROM THE VARIABLE INVESTMENT OPTIONS. Partial withdrawals from the variable investment options will be limited to an amount that will not result in your value in the guaranteed interest option exceeding 25% of your total unloaned policy account value. Any portion of the partial withdrawal not taken from the variable investment options will be taken from the guaranteed interest option. If you tell us how much of the partial withdrawal is to come from the values in each of your variable investment options, the total amount taken from the variable investment options will be divided among investment options in proportion to the amounts to be withdrawn from the investment options as you have specified. If you do not tell us, or if we are unable to make the withdrawal in this manner, the amount taken from the variable investment options will be divided among all of your variable investment options in proportion to your values in each.

.. RIDER TERMINATION. The extended no lapse guarantee rider will terminate on the earliest of the following:

   -- the date your policy ends without value at the end of a grace period;

   -- the date you surrender your policy;

   -- the expiration date of the extended no lapse guarantee period shown in your policy;

   -- the effective date of a change to death benefit Option B, during the extended no lapse guarantee period;

   -- the effective date of the election of the paid up death benefit guarantee;

   -- the date that a new insured person is substituted for the original insured person;

   -- the date the policy goes on loan extension; or

   -- the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be reinstated once it has been terminated.

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LONG TERM CARE SERVICES/SM/ RIDER/(1)/. In states where approved, an optional rider may be elected at issue that provides for the acceleration of the policy death benefit as a payment of a portion of the policy's death benefit each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services./(2)/ Benefits accelerated under this rider will be treated as a lien against policy values. While this rider is in force, policy face amount increases and death benefit option changes are not permitted.

An individual qualifies as "chronically ill" if they have been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services pursuant to a written plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. We require recertification every twelve months from the date of the initial or subsequent certification to continue monthly benefit payments, otherwise, benefit payments will terminate at the end of the twelve month period. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected. See "Risk/benefit summary: Charges and expenses you will pay", for more information on the charges we deduct for this rider.

If the net policy account value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. When monthly benefits under the Long Term Care Services/SM/ Rider are being paid we will waive the monthly charge for the Long Term Care Services/SM/ Rider.

We will pay up to the long-term care specified amount for qualified long term care services for the insured person for the duration of a period of coverage. The initial long-term care specified amount is equal to the face amount of the base policy at issue. This amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount will reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount; or (b) the long-term care specified amount immediately prior to the face amount decrease. Any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal. The maximum monthly benefit in either case will then be equal to the new long-term care specified amount multiplied by the benefit percentage.

The maximum monthly benefit is the maximum amount an affiliated company or we will pay in a month for qualified long-term care services for the insured person. The maximum monthly benefit payment amount that you can purchase from MONY America and its affiliates is limited to $50,000 per month, per insured person. Affiliates include AXA Equitable Life Insurance Company, AXA Equitable Life and Annuity Company, MONY Life Insurance Company, and U.S. Financial Life Insurance. The maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage that you have selected. This amount may change due to subsequent policy transactions. See below for maximum monthly payment limitations.

Each month, we will pay the monthly benefit payment (a portion of which may be applied to repay an outstanding policy loan) for qualified long-term care services for the insured person. The monthly benefit payment is equal to the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act. (We reserve the right to increase this percentage.)

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage, accumulated at 0% interest. We subtract the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. For the purposes of determining the cash surrender value of this policy, the unloaned policy account value and surrender charge (if applicable) will be reduced pro rata for the portion of the policy face amount that we have accelerated to date. However, the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

.. ELIMINATION PERIOD. The Long Term Care Services/SM/ Rider has an elimination period that is the required period of time that the rider must be in force before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the date on which such services are first provided. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day of covered services received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date that we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

-------------
(1)In the state of Massachusetts, this benefit will be called the Accelerated Death Benefit for Chronic Illiness Rider.
(2)For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form.

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2. the date we determine you are no longer eligible to receive benefits in accordance with the terms of this rider;

3. the date when you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the current long term care specified amount;

5. the date that you surrender the policy;

6. the date we make a payment under the living benefits rider (for terminal illness); or

7. the date of death of the insured person.

During a period of coverage:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment; this amount will be treated as a lien against your policy values.

3. If there is an outstanding policy loan at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the long-term care specified amount that we have not accelerated to date.

4. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

After a period of coverage ends:

1. The face amount of the policy and the long-term care specified amount are reduced by the accumulated benefit lien amount.

2. The unloaned policy account value will be reduced pro rata to the reduction in the policy face amount, but not by more than the accumulated benefit lien amount.

3. Any applicable surrender charges will be reduced pro rata to the reduction in the policy face amount.

4. The maximum monthly benefit will not be reduced.

5. The actual premium fund and no lapse guarantee premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire long-term care specified amount has been paid out during the period of coverage, this rider will terminate and the policy may terminate.

.. RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except as provided under the "Extension of Benefits" provision of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;

2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the current long-term care specified amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date);

7. the date the policy goes on loan extension; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

.. EXTENSION OF BENEFITS. If this policy lapses before the current long-term care specified amount has been paid out, while the insured person is confined in a long term care facility, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement must continue without interruption after the policy lapses. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement; (b) the date when the current long-term care specified amount has been paid; or (c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

For tax information concerning the Long Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.

CUSTOMER LOYALTY CREDIT

We provide a customer loyalty credit for policies that have been in force for more than 20 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options. The amount in our investment options does not include any value we are holding as collateral for any policy loans. The percentage credit is currently at an

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annual rate of 0.05% beginning in the policy's 21st year. This credit is not guaranteed, however. Because Incentive Life Legacy(R) was first offered in 2006, no customer loyalty credit has yet been made to an Incentive Life Legacy(R) policy.

VARIATIONS AMONG INCENTIVE LIFE LEGACY(R) POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

MONY America also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Legacy(R) where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Legacy(R). We will make such variations only in accordance with uniform rules that we establish.

MONY America or your financial professional can advise you about any variations that may apply to your policy.

YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "MONY Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. MONY America will retain the funds until a draft is presented for payment. Interest on the MONY America Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The MONY Access Account is part of MONY America's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The MONY Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will send the MONY Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for information purposes only. Since the contracts are no longer available to new purchasers, this cancellation provision is no longer applicable.

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. In other states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income.

In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

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10. More information about certain policy charges

--------------------------------------------------------------------------------

DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 12% from each premium payment you send us. We currently deduct 12% from each premium payment during the first five policy years, and 2% from each premium payment in subsequent policy years. If the extended no lapse guarantee is in effect, we currently deduct 12% from each premium payment during the first ten policy years, and 2% from each premium payment in subsequent policy years. A similar charge applies to premiums attributed to requested face amount increases. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 12%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.38 and $47.92 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

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.. ADDING A LIVING BENEFITS RIDER. If you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.


.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.


.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between (a) the death benefit that would be payable if the insured person died on that date and
(b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 100). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. Our cost of insurance rates are guaranteed not to exceed the maximum rates specified in your policy. For most insured persons at most ages, our current (non-guaranteed) rates are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current

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(non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued).

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 1.75% during the first ten policy years, and at an annual rate of 0.25% in policy years 11 through 20, with no charge in policy year 21 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 1.75%, 0.50% and 0.50%, respectively. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. In all subsequent policy years (but not beyond the policy anniversary when the insured person is attained age 100), we currently deduct $10 at the beginning of each policy month. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elected the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you chose this rider, we deduct $0.50 per $1,000 of children's term insurance from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you chose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you chose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

.. EXTENDED NO LAPSE GUARANTEE. If you chose this rider with coverage to age 100, we deduct between $0.02 and $0.08 per $1,000 of the initial base policy face amount, and per $1,000 of any requested increase in the base policy face amount, from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect.

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.. LONG TERM CARE SERVICES/SM/ RIDER. If you chose this rider, on a guaranteed basis we may deduct between $0.08 and $1.18 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month until the insured under the base policy reaches age 100 while the rider is in effect, but not when rider benefits are being paid. The amount at risk for this rider is the long-term care specified amount minus your policy account value, but not less than zero. The current monthly charges for this rider are lower than the maximum monthly charges.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

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11. More information about procedures that apply to your policy

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This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

..   premium payments received after the policy's investment start date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

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..   If you submit the full minimum initial premium to your financial professional at the time you sign the application and before the policy is issued, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office; and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "MONY Life Insurance Company of America."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to MONY Life Insurance Company of America, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than MONY Life Insurance Company of America and endorsed over to MONY Life Insurance Company of America only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

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Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Legacy(R) in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Legacy(R) policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Legacy(R) policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

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12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. AXA Equitable is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments,

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which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that the Company has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa-equitable.com if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to enroll in axa-equitable.com or use ACH payments via AXA Equitable's Interactive Voice Response system, you must first agree to the terms and conditions set forth in our axa-equitable.com Online Services Agreement or our AXA Equitable's Interactive Voice Response system Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa-equitable.com or AXA Equitable's Interactive Voice Response system from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa-equitable.com or AXA Equitable's Interactive Voice Response system if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

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Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 2% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or MONY America Variable Account L operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life Legacy(R) from one investment option and put them into another;

..   end the registration of, or re-register, MONY America Variable Account L under the Investment Company Act of 1940;

..   operate MONY America Variable Account L under the direction of a
    "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policy owners (or other persons) that affect MONY America Variable Account L;

..   operate MONY America Variable Account L, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge MONY America Variable Account L an advisory fee. We may make any legal investments we wish for MONY America Variable Account L. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy, or change the face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account

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value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
L. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of MONY America, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other MONY America life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

MONY America pays compensation to both Distributors based on policies sold. MONY America may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although MONY America takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your policy. MONY America, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this Prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. MONY America pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from MONY America to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.


AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.


AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of MONY America products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of a MONY America policy than it pays for the sale of a policy or other financial product issued by a company other than MONY America. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve MONY America policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of MONY America policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of MONY America policies and products sponsored by affiliates.


The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend a MONY America policy over a policy or other financial product issued by a company not affiliated with MONY America. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based

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on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. MONY America pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on MONY America policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.05% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of MONY America's distribution agreements with AXA Distributors.


ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of MONY America products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of MONY America products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of MONY America policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2012) received additional payments. These additional payments ranged from $200 to $5,352,846. MONY America and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Ash Brokerage Corporation
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corporation
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Farmers Financial Solutions
Financial Network Investment Corporation
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
LPL Financial Corporation
Lucia Securities
Meridian Financial Group
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney
Multi-Financial Securities Corporation
National Planning Holdings, Inc.
Next Financial Group, Inc.
NFP Securities, Inc.
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James Financial Services
RBC Capital Markets Corporation
Robert W Baird & Company
Securities America, Inc.


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Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc
SunTrust Investments
The Advisor Group
Transamerica Financial Advisors, Inc.
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Wells Fargo Network


LEGAL PROCEEDINGS

MONY America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in MONY America Variable Account L, nor would any of these proceedings be likely to have a material adverse effect on MONY America Variable Account L, our ability to meet our obligations under the policies, or the distribution of the policies.

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13. Financial statements of MONY America Variable Account L and MONY America

--------------------------------------------------------------------------------

The financial statements of MONY America Variable Account L as well as the financial statements of MONY America, are in the Statement of Additional Information ("SAI").

The financial statements of MONY America have relevance for the policies only to the extent that they bear upon the ability of MONY America to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.

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14. Personalized illustrations

--------------------------------------------------------------------------------

ILLUSTRATIONS OF POLICY BENEFITS

PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations can be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Personalized illustrations can reflect the investment management fees and expenses incurred in 2012 (or expected to be incurred in 2013, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2012. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25.

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Requesting more information


--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2013, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510, or asking your financial professional.

You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to MONY America Variable Account L and the policies. You can also review and copy information about MONY America Variable Account L, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04234

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                             PAGE

Who is MONY Life Insurance Company of America?                2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to MONY America             2

Custodian and Independent Registered Public Accounting Firm   2

Financial Statements                                          2


                                                                      811-04234

Incentive Life Legacy(R) II

An individual flexible premium variable life insurance policy issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account L.


PROSPECTUS DATED MAY 1, 2013

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING, OR TAKING ANY OTHER ACTION UNDER A POLICY. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. ALSO, YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST, WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.


--------------------------------------------------------------------------------

This prospectus describes the Incentive Life Legacy(R) II policy but is not itself a policy. This prospectus is a disclosure document and describes all of the policy's material features, benefits, rights and obligations, as well as other information. The description of the policy's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the policy are changed after the date of this prospectus in accordance with the policy, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. All optional features and benefits described in the prospectus may not be available at the time you purchase the policy. We reserve the right to restrict availability of any optional feature or benefit. In addition, not all optional features and benefits may be available in combination with other optional features and benefits.

Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy.

WHAT IS INCENTIVE LIFE LEGACY(R) II?

Incentive Life Legacy(R) II provides life insurance coverage, plus the opportunity for you to earn a return in our guaranteed interest option and/or one or more of the following variable investment options:


---------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
.. All Asset Moderate                           . EQ/International Core PLUS
  Growth-Alt 15/(1)(2)/                        . EQ/International Equity Index
.. All Asset Growth-Alt 20/(1)/                 . EQ/International Value PLUS
.. All Asset Aggressive-Alt 25/(1)(2)/          . EQ/JPMorgan Value Opportunities
.. American Century VP Mid Cap Value            . EQ/Large Cap Core PLUS
.. American Funds Insurance Series(R) Global    . EQ/Large Cap Growth Index
  Small Capitalization Fund/SM(2)/             . EQ/Large Cap Growth PLUS
.. American Funds Insurance Series(R) New       . EQ/Large Cap Value Index
  World Fund(R)/(2)/                           . EQ/Large Cap Value PLUS
.. AXA Balanced Strategy/(3)/                   . EQ/Lord Abbett Large Cap Core
.. AXA Conservative Growth Strategy/(3)/        . EQ/MFS International Growth
.. AXA Conservative Strategy/(3)/               . EQ/Mid Cap Index
.. AXA Growth Strategy/(3)/                     . EQ/Mid Cap Value PLUS
.. AXA Moderate Growth Strategy/(3)/            . EQ/Money Market
.. AXA Tactical Manager 400                     . EQ/Montag & Caldwell Growth
.. AXA Tactical Manager 500                     . EQ/Morgan Stanley Mid Cap Growth
.. AXA Tactical Manager 2000                    . EQ/PIMCO Ultra Short Bond
.. AXA Tactical Manager International           . EQ/Quality Bond PLUS
.. EQ/AllianceBernstein Small Cap Growth        . EQ/Small Company Index
.. EQ/BlackRock Basic Value Equity              . EQ/T. Rowe Price Growth Stock
.. EQ/Boston Advisors Equity Income             . EQ/UBS Growth and Income
.. EQ/Calvert Socially Responsible              . EQ/Van Kampen Comstock
.. EQ/Capital Guardian Research                 . EQ/Wells Fargo Omega Growth
.. EQ/Common Stock Index                        . Fidelity(R) VIP Contrafund(R)
.. EQ/Core Bond Index                           . Fidelity(R) VIP Growth & Income
.. EQ/Equity 500 Index                          . Fidelity(R) VIP Mid Cap
.. EQ/Equity Growth PLUS                        . Franklin Rising Dividends Securities
.. EQ/GAMCO Mergers and Acquisitions            . Franklin Small Cap Value Securities
.. EQ/GAMCO Small Company Value                 . Franklin Strategic Income Securities
.. EQ/Global Bond PLUS                          . Goldman Sachs VIT Mid Cap Value
.. EQ/Global Multi-Sector Equity                . Invesco V.I. Global Real Estate
.. EQ/Intermediate Government Bond
---------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------
.. Invesco V.I. International Growth            . Multimanager Large Cap Value
.. Invesco V.I. Mid Cap Core Equity             . Multimanager Mid Cap Growth
.. Invesco V.I. Small Cap Equity                . Multimanager Mid Cap Value
.. Ivy Funds VIP Energy                         . Multimanager Multi-Sector Bond
.. Ivy Funds VIP High Income/(2)/               . Multimanager Small Cap Growth
.. Ivy Funds VIP Mid Cap Growth                 . Multimanager Small Cap Value
.. Ivy Funds VIP Science and Technology/(2)/    . Multimanager Technology
.. Ivy Funds VIP Small Cap Growth               . Mutual Shares Securities
.. Lazard Retirement Emerging Markets Equity    . PIMCO CommodityRealReturn(R)
.. MFS(R) International Value                   . PIMCO Real Return
.. MFS(R) Investors Growth Stock                . PIMCO Total Return
.. MFS(R) Investors Trust                       . T. Rowe Price Equity Income II
.. Multimanager Aggressive Equity               . Templeton Developing Markets Securities
.. Multimanager Core Bond                       . Templeton Global Bond Securities
.. Multimanager International Equity            . Templeton Growth Securities
.. Multimanager Large Cap Core Equity           . Van Eck VIP Global Hard Assets
---------------------------------------------------------------------------------------------


(1)Also referred to as an "All Asset" variable investment option in this prospectus.
(2)This new variable investment option will be available on or about May 20, 2013, subject to regulatory approval. Please see "About the Portfolios of the Trusts" later in this prospectus for more information on this new variable investment option.
(3)Also referred to as an "AXA Strategic Allocation investment option" in this prospectus.


Amounts that you allocate under your policy to any of the variable investment options are invested in a corresponding "Portfolio" that is part of one of the trusts (the "Trusts"), which are mutual funds. Please see "About the Portfolios of the Trusts" for more information about the Portfolios and the Trusts. Your investment results in a variable investment option will depend on those of the related Portfolio. Any gains will generally be tax deferred and the life insurance benefits we pay if the policy's insured person dies will generally be income tax free. For more tax information, please see "Tax information" later in this prospectus. In this section you will also find additional information about possible estate tax consequences associated with death benefits under "Estate, gift, and generation-skipping taxes."

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.

                                                               #416946/AA & ADL

OTHER CHOICES YOU HAVE. You have considerable flexibility to tailor the policy to meet your needs. For example, subject to our rules, you can (1) choose when and how much you contribute (as "premiums") to your policy, (2) pay certain premium amounts to guarantee that your insurance coverage will continue for at least a certain number of policy years, regardless of investment performance,
(3) borrow or withdraw amounts you have accumulated, (4) choose between two life insurance death benefit options, (5) increase or decrease the amount of insurance coverage, (6) elect to receive an insurance benefit if the insured person becomes terminally ill, and (7) obtain certain optional benefits that we offer by "riders" to your policy.

OTHER MONY AMERICA POLICIES. We offer a variety of fixed and variable life insurance policies which offer policy features, including investment options, that are different from those offered by this prospectus. Not every policy or feature is offered through your financial professional. Replacing existing insurance with Incentive Life Legacy(R) II or another policy may not be to your advantage. You can contact us to find out more about any other MONY America insurance policy.

Contents of this Prospectus

--------------------------------------------------------------------------------



   --------------------------------------------------------------------------
   1.RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU
     WILL PAY
   --------------------------------------------------------------------------
   Tables of policy charges                                                6
   How we allocate charges among your investment options                   8
   Changes in charges                                                      8


   --------------------------------------------------------------------------
   2.RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND
     RISKS
   --------------------------------------------------------------------------
   How you can pay for and contribute to your policy                       9
   The minimum amount of premiums you must pay                            10
   You can guarantee that your policy will not terminate before a
     certain date                                                         10
   You can elect a "paid up" death benefit guarantee                      11
   You can receive an accelerated death benefit under the Long
     Term Care Services/SM/ Rider                                         11
   Investment options within your policy                                  11
   About your life insurance benefit                                      12
   Alternative higher death benefit in certain cases                      12
   You can increase or decrease your insurance coverage                   13
   Accessing your money                                                   14
   Risks of investing in a policy                                         14
   How the Incentive Life Legacy(R) II variable life insurance policy is
     available                                                            15


   --------------------------------------------------------------------------
   3. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?
   --------------------------------------------------------------------------
   How to reach us                                                        17
   About our MONY America Variable Account L                              17
   Your voting privileges                                                 18


   --------------------------------------------------------------------------
   4. ABOUT THE PORTFOLIOS OF THE TRUSTS
   --------------------------------------------------------------------------
   Portfolios of the Trusts                                               20


   --------------------------------------------------------------------------
   5. DETERMINING YOUR POLICY'S VALUE
   --------------------------------------------------------------------------
   Your policy account value                                              28


-------------
"We,""our," and "us" refer to MONY America. "Financial professional" means the registered representative of either AXA Advisors or an unaffiliated broker dealer which has entered into a selling agreement with AXA Distributors who is offering you this policy.
When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the policy's owner. If a policy has more than one owner, all owners must join in the exercise of any rights an owner has under the policy, and the word "owner" therefore refers to all owners.
When we use the word "state," we also mean any other local jurisdiction whose laws or regulations affect a policy.
This prosepectus does not offer Incentive Life Legacy(R) II anywhere such offers are not lawful. MONY America does not authorize any information or representation about the offering other than that contained or incorporated in this prospectus, in any current supplements thereto, or in any related sales materials authorized by MONY America.

                          CONTENTS OF THIS PROSPECTUS

    -----------------------------------------------------------------------
    6.TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT
      OPTIONS
    -----------------------------------------------------------------------
    Transfers you can make                                              29
    How to make transfers                                               29
    Our automatic transfer service                                      29
    Our asset rebalancing service                                       30


    -----------------------------------------------------------------------
    7.ACCESSING YOUR MONEY
    -----------------------------------------------------------------------
    Borrowing from your policy                                          31
    Loan extension (for guideline premium test policies only)           32
    Making withdrawals from your policy                                 32
    Surrendering your policy for its net cash surrender value           33
    Your option to receive a terminal illness living benefit            33


    -----------------------------------------------------------------------
    8.TAX INFORMATION
    -----------------------------------------------------------------------
    Basic income tax treatment for you and your beneficiary             34
    Tax treatment of distributions to you (loans, partial withdrawals, and full surrender; impact of certain policy changes and
      transactions)                                                     34
    Tax treatment of living benefits rider or Long Term Care
      Services/SM/ Rider under a policy with the applicable rider       35
    Business and employer owned policies                                36
    Requirement that we diversify investments                           36
    Estate, gift, and generation-skipping taxes                         36
    Pension and profit-sharing plans                                    37
    Split-dollar and other employee benefit programs                    37
    ERISA                                                               37
    Our taxes                                                           37
    When we withhold taxes from distributions                           37
    Possibility of future tax changes and other tax information         37


    -----------------------------------------------------------------------
    9.MORE INFORMATION ABOUT POLICY FEATURES AND
      BENEFITS
    -----------------------------------------------------------------------
    Guarantee premium test for no lapse guarantees                      39
    Paid up death benefit guarantee                                     39
    Other benefits you can add by rider                                 40
    Variations among Incentive Life Legacy(R) II policies               45
    Your options for receiving policy proceeds                          45
    Your right to cancel within a certain number of days                46


    -----------------------------------------------------------------------
    10.MORE INFORMATION ABOUT CERTAIN POLICY CHARGES
    -----------------------------------------------------------------------
    Deducting policy charges                                            47
    Charges that the Trusts deduct                                      50


     ----------------------------------------------------------------------
     11.MORE INFORMATION ABOUT PROCEDURES THAT APPLY TO YOUR POLICY
     ----------------------------------------------------------------------
     Dates and prices at which policy events occur                      51
     Policy issuance                                                    51
     Ways to make premium and loan payments                             52
     Assigning your policy                                              52
     You can change your policy's insured person                        52
     Requirements for surrender requests                                53
     Gender-neutral policies                                            53
     Future policy exchanges                                            53


     ----------------------------------------------------------------------
     12.MORE INFORMATION ABOUT OTHER MATTERS
     ----------------------------------------------------------------------
     About our general account                                          54
     Transfers of your policy account value                             54
     Telephone and Internet requests                                    55
     Suicide and certain misstatements                                  56
     When we pay policy proceeds                                        56
     Changes we can make                                                56
     Reports we will send you                                           56
     Distribution of the policies                                       57
     Legal proceedings                                                  59


     ----------------------------------------------------------------------
     13.FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE   ACCOUNT L AND
        MONY AMERICA
     ----------------------------------------------------------------------


     ----------------------------------------------------------------------
     14.PERSONALIZED ILLUSTRATIONS
     ----------------------------------------------------------------------
     Illustrations of policy benefits                                   61




    -----------------------------------------------------------------------
    APPENDICES
    -----------------------------------------------------------------------
      I  --  Hypothetical illustrations                                 I-1
     II  --  Policy variations                                         II-1
    III  --  State policy availability and/or variations of certain
               features and benefits                                  III-1
     IV  --  Calculating the alternate death benefit                   IV-1



     ----------------------------------------------------------------------
     REQUESTING MORE INFORMATION
       Statement of additional information
       Table of contents
     ----------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

An index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                       PAGE

                   account value                          28
                   actual premium fund value              39
                   Administrative Office                  17
                   age; age at issue                      52
                   Allocation Date                        11
                   alternative death benefit              12
                   amount at risk                         48
                   anniversary                            51
                   assign; assignment                     52
                   automatic transfer service             29
                   AXA Equitable                          18
                   AXA Financial, Inc.                    16
                   basis                                  35
                   beneficiary                            45
                   business day                           51
                   Cash Surrender Value                   31
                   Code                                   34
                   collateral                             31
                   commencement of insurance coverage     52
                   cost of insurance charge               48
                   cost of insurance rates                48
                   day                                    51
                   default                                10
                   disruptive transfer activity           54
                   dollar cost averaging service          29
                   extended no lapse guarantee            10
                   face amount                            12
                   grace period                           10
                   guaranteed interest option             12
                   guarantee premium test                 39
                   Guaranteed Interest Account            12
                   Incentive Life Legacy(R) II            12
                   initial premium                        11
                   insured person                         12
                   Internet                               17
                   investment funds                       11
                   investment options                  cover
                   investment start date                  11
                   issue date                             52
                   lapse                                  10
                   loan extension                         32
                   loan, loan interest                    31
                   Long Term Care Services/SM/ Rider      11
                   market timing                          54


                                                         PAGE

                  Money Market Lock-in Period               11
                  mortality and expense risk charge          7
                  modified endowment contract               34
                  month, year                               51
                  monthly deduction                          8
                  MONY Access Account                       45
                  MONY America                           cover
                  MONY America Variable Account L           17
                  net cash surrender value                  33
                  no lapse guarantee premium fund value     39
                  no lapse guarantee                        10
                  Option A, B                               12
                  our                                        3
                  owner                                      3
                  paid up                                   34
                  paid up death benefit guarantee           11
                  partial withdrawal                        32
                  payments                                  51
                  planned periodic premium                   9
                  policy                                 cover
                  Portfolio                              cover
                  premium payments                           9
                  prospectus                             cover
                  rebalancing                               30
                  receive                                   51
                  register date                             51
                  restored, restoration                     10
                  riders                                     9
                  SEC                                    cover
                  state                                      3
                  subaccount                                17
                  surrender                                 33
                  surrender charge                       6, 47
                  target premium                            57
                  transfers                                 29
                  Trusts                                 cover
                  units                                     28
                  unit values                               17
                  us                                         3
                  variable investment options            cover
                  we                                         3
                  withdrawals                               32
                  you, your                                  3

                       AN INDEX OF KEY WORDS AND PHRASES

1. Risk/benefit summary: Charges and expenses you will pay

--------------------------------------------------------------------------------

TABLES OF POLICY CHARGES

For more information about some of these charges, see "Deducting policy charges" under "More information about certain policy charges" later in this prospectus. The illustrations of Policy Benefits that your financial professional will provide will show the impact of the actual current and guaranteed maximum rates, if applicable, of the following policy charges, based on various assumptions (except for the loan interest spread, where we use current rates in all cases).

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table shows the charges that we deduct under the terms of your policy when you buy and each time you contribute to your policy, surrender the policy, reduce the face amount or transfer policy account value among investment options. All charges are shown on a guaranteed maximum basis. See "Deducting policy charges" under "More information about certain policy charges."

----------------------------------------------------------------------------------------------------------
 TRANSACTION FEES
----------------------------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------
PREMIUM CHARGE/(1)/  From each premium               9%, if the extended no lapse guarantee rider is in
                                                     effect.

                                                                            - or -

                                                     8%, if the extended no lapse guarantee rider is not
                                                     in effect.
SURRENDER (TURNING   Upon surrender                  Initial surrender charge per $1,000 of initial base
IN) OF YOUR POLICY                                   policy face amount or per $1,000 of requested base
DURING ITS FIRST 15                                  policy face amount increase:/(3)/
YEARS OR THE FIRST
15 YEARS AFTER YOU                                   Highest: $47.92
HAVE REQUESTED AN                                    Lowest: $10.38
INCREASE IN YOUR                                     Representative: $17.32/(4)/
POLICY'S FACE
AMOUNT/(2)/
REQUEST A DECREASE   Effective date of the decrease  A pro rata portion of the charge that would apply to
IN YOUR POLICY'S                                     a full surrender at the time of the decrease.
FACE AMOUNT
TRANSFERS AMONG      Upon transfer                   $25 per transfer./(5)/
INVESTMENT OPTIONS
ADDING THE TERMINAL  At the time of the transaction  $100 (if elected after policy issue)
ILLNESS LIVING
BENEFIT RIDER
EXERCISE OF OPTION   At the time of the transaction  $250
TO RECEIVE THE
TERMINAL ILLNESS
LIVING BENEFIT

SPECIAL SERVICES
CHARGES

..   Wire transfer    At the time of the transaction  Current and Maximum Charge: $90 charge/(6)/

..   Express mail     At the time of the transaction  Current and Maximum Charge: $35 charge/(6)/

..   Policy           At the time of the transaction  Current and Maximum Charge: $25 illustration
    charge/(7)/

..   Duplicate        At the time of the transaction  Current and Maximum Charge: $35 policy
    charge/(7)/

..   Policy history   At the time of the transaction  Current and Maximum Charge: $50 charge/(7)(8)/

..   Charge for       At the time of the transaction  Current and Maximum Charge: $25 returned
    payments/(7)/
----------------------------------------------------------------------------------------------------------

This table shows the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying Trust portfolio fees and expenses.

--------------------------------------------------------------------------------------------
 PERIODIC CHARGES
 OTHER THAN UNDERLYING
 TRUST PORTFOLIO
 OPERATING EXPENSES
--------------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED  AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------
COST OF INSURANCE           Monthly           Charge per $1,000 of the amount for which we
CHARGE/(9)(10)/                               are at risk:/(11)/

                                              Highest: $83.34
                                              Lowest: $0.02
                                              Representative: $0.10/(12)/
--------------------------------------------------------------------------------------------

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

----------------------------------------------------------------------------------------------------------
 PERIODIC CHARGES
 OTHER THAN UNDERLYING
 TRUST PORTFOLIO
 OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------
 CHARGE              WHEN CHARGE IS DEDUCTED            AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------
MORTALITY AND        Monthly                            0.85% (annual rate) of your value in our variable
EXPENSE RISK CHARGE                                     investment options.
----------------------------------------------------------------------------------------------------------
ADMINISTRATIVE       Monthly                            (1) Policy Year            Amount Deducted
CHARGE/(9)/

                                                          1
                                                                                     $20

                                                          2+
                                                                                     $15

                                                                      -plus-
                                                        (2) Charge per $1,000 of the initial base policy
                                                        face amount and any requested base policy face
                                                        amount increase that exceeds the highest pre-
                                                        vious face amount:

                                                        Highest: $0.35
                                                        Lowest: $0.03
                                                        Representative: $0.04/(4)/
LOAN INTEREST        On each policy anniversary (or on  1% of loan amount.
SPREAD/(13)/         loan termination, if earlier)
OPTIONAL RIDER       While the rider is in effect
CHARGES

CHILDREN'S TERM      Monthly                            Charge per $1,000 of rider benefit amount:
INSURANCE                                               $0.50

DISABILITY           Monthly                            Percentage of all other monthly charges:
DEDUCTION WAIVER
                                                        Highest: 132%
                                                        Lowest: 7%
                                                        Representative: 12%/(12)/

OPTION TO PURCHASE   Monthly                            Charge per $1,000 of rider benefit amount:
ADDITIONAL INSURANCE
                                                        Highest: $0.17
                                                        Lowest: $0.04
                                                        Representative: $0.16/(14)/

EXTENDED NO LAPSE    Monthly                            (1) Charge per $1,000 of the initial base policy
GUARANTEE                                               face amount, and per $1,000 of any requested
                                                        base policy face amount increase that exceeds the
                                                        highest previous face amount:

                                                        Highest: $0.05
                                                        Lowest: $0.01
                                                        Representative: $0.02/(4)/

                                                                      -plus-

                                                        (2) Percentage of Separate Account Fund Value
                                                        charge: 0.15% (annual rate) of your value in our
                                                        variable investment options.

LONG TERM CARE       Monthly                            Charge per $1,000 of the amount for which we
SERVICES/SM/                                            are at risk:/(15)/
RIDER/(15)/
                                                        With the optional Nonforfeiture Benefit:

                                                        Highest: $2.94
                                                        Lowest: $0.25
                                                        Representative: $0.53/(14)/

                                                        Without the optional Nonforfeiture Benefit:

                                                        Highest: $2.67
                                                        Lowest: $0.22
                                                        Representative: $0.49/(14)/
----------------------------------------------------------------------------------------------------------

(1)Currently, we deduct 8% of each premium payment up to six "target premiums" and then 3% of each premium payment after an amount equal to six "target premiums" has been paid. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. If you elect the extended no lapse guarantee rider, an additional 1% of each premium payment will be deducted while the rider is in effect.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

(2)The surrender charge attributable to an increase in your policy's face amount is in addition to any remaining surrender charge attributable to the policy's initial face amount.
(3)The initial amount of surrender charge depends on each policy's specific characteristics.
(4)This representative amount is the rate we guarantee for a representative insured male age 35 at issue or at the time of a requested face amount increase, in the preferred elite non-tobacco user risk class for a face amount of $250,000 or more. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.
(5)No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed later in this prospectus.
(6)Unless you specify otherwise, this charge will be deducted from the amount you request.

(7)The charge for this service must be paid using funds outside of your policy. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.
(8)The charge for this service may be less depending on the policy history you request. Please see "Deducting policy charges" under "More information about certain policy charges" for more information.

(9)Not applicable after the insured person reaches age 121.
(10)Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(11)Our amount "at risk" under your policy is the difference between the amount of death benefit and the policy account value as of the deduction date.
(12)This representative amount is the rate we guarantee in the first policy year for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.
(13)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 3% or (b) the "Monthly Average Corporate" yield published by Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see "Borrowing from your policy -- Loan interest we charge" in "Accessing your money" later in this prospectus.

(14)This representative amount is the rate we guarantee for a representative insured male age 35 at issue in the preferred elite non-tobacco user risk class. This charge varies based on the individual characteristics of the insured and, for the Long-Term Care Services/SM/ Rider on the benefit percentage you choose and may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured's particular characteristics.
(15)Our amount "at risk" for this rider depends on the death benefit option selected under the policy. See "More information about policy features and benefits -- Long-Term Care Services/SM/ Rider" later in this prospectus.


You also bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses currently charged by any of the Portfolios that you will pay periodically during the time that you own the Policy. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE TRUST PROSPECTUS FOR THAT PORTFOLIO.


----------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 (expenses that are deducted from               Lowest Highest
Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)/(1)/  0.63%  35.18%
----------------------------------------------------------------------------------------------------------------


(1)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2012, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2014 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2014. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



----------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 after the effect of Expense Limitation Arrangements  Lowest Highest
                                                                                                        0.63%  1.60%
----------------------------------------------------------------------------------------------------------------------


HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

In your application for a policy, you tell us from which investment options you want us to take the policy's monthly deductions as they fall due. You can change these instructions at any time. If we cannot deduct the charge as your most current instructions direct, we will allocate the deduction among your investment options proportionately to your value in each. If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, we will allocate the deduction among the investment options proportionately to your value in each.

CHANGES IN CHARGES

We reserve the right in the future to (1) make a charge for certain taxes or reserves set aside for taxes (see "Our taxes" under "Tax information" later in this prospectus) that might be imposed on us; (2) make a charge for the operating expenses of our variable investment options (including, without limitation, SEC registration fees and related legal counsel fees and auditing fees); or (3) change our other current policy charges (in no event will they exceed the maximum charges guaranteed in your policy).

Any changes that we make in our current charges or charge rates will be on a basis that is equitable to all policy owners of a given class, and will be determined based on reasonable assumptions as to expenses, mortality, policy and contract claims, taxes, investment income and lapses. Any changes in charges may apply to then in force policies, as well as to new policies. You will be notified in writing of any changes in charges under your policy.

            RISK/BENEFIT SUMMARY: CHARGES AND EXPENSES YOU WILL PAY

2. Risk/benefit summary: Policy features, benefits and risks

--------------------------------------------------------------------------------

Incentive Life Legacy(R) II is a variable life insurance policy that provides you with flexible premium payment plans and benefits to meet your specific needs. The basic terms of the policy require you to make certain payments in return for life insurance coverage. The payments you can make and the coverage you can receive under this "base policy" are described below.

Riders to your base policy can increase the benefits you receive and affect the amounts you pay in certain circumstances. Available riders are listed in "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus.

HOW YOU CAN PAY FOR AND CONTRIBUTE TO YOUR POLICY

PREMIUM PAYMENTS. We call the amounts you contribute to your policy "premiums" or "premium payments." The amount we require as your first premium varies depending on the specifics of your policy and the insured person. Each subsequent premium payment must be at least $50, although we can increase this minimum if we give you advance notice. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

SECTION 1035 EXCHANGES OF POLICIES WITH OUTSTANDING LOANS. If we approve, you may purchase an Incentive Life Legacy(R) II policy through an assignment and exchange of another life insurance policy with a cash surrender value pursuant to a valid Internal Revenue Code Section 1035 exchange. If such other policy is subject to a policy loan, we may permit you to carry over all or a portion of such loan to the Incentive Life Legacy(R) II policy, subject to our administrative rules then in effect. In this case, we will treat any cash paid, plus any loaned amount carried over to the Incentive Life Legacy(R) II policy, as premium received in consideration of our issuing the policy. If we allow you to carry over all or a portion of any such outstanding loan, then we will hold amounts securing such loan in the same manner as the collateral for any other policy loan, and your policy also will be subject to all our other rules regarding loans (see "Borrowing from your policy" later in this prospectus).

--------------------------------------------------------------------------------
YOU CAN GENERALLY PAY PREMIUMS AT SUCH TIMES AND IN SUCH AMOUNTS AS YOU LIKE BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY, SO LONG AS YOU DON'T EXCEED CERTAIN LIMITS DETERMINED BY THE FEDERAL INCOME TAX LAWS APPLICABLE TO LIFE INSURANCE.
--------------------------------------------------------------------------------

YOUR CHOICE OF A LIFE INSURANCE QUALIFICATION TEST AND LIMITS ON PREMIUM PAYMENTS. A policy must satisfy either of two testing methods to qualify as a life insurance contract for tax purposes under Section 7702 of the Code. In your application, you may choose either the guideline premium/cash value corridor test ("guideline premium test") or the cash value accumulation test. If you do not choose a life insurance qualification test, your policy will be issued using the guideline premium test. Once your policy is issued, the qualification method cannot be changed.

The qualification method you choose will depend upon your objective in purchasing the policy. Generally, under the cash value accumulation test, you have the flexibility to pay more premiums in the earlier years than under the guideline premium test for the same face amount and still qualify as life insurance for federal income tax purposes. Under the guideline premium test, the federal tax law definition of "life insurance" limits your ability to pay certain high levels of premiums (relative to your policy's insurance coverage) but increases those limits over time. We will return any premium payments that exceed these limits.

You should note, however, that the alternative death benefit under the cash value accumulation test may be higher in earlier policy years than under the guideline premium test, which will result in higher charges. Under either test, if at any time your policy account value (as defined under "Determining your policy's value," later in the prospectus) is high enough that the alternative higher death benefit would apply, we reserve the right to limit the amount of any premiums that you pay, unless the insured person provides us with evidence of insurability satisfactory to us.

Regardless of which life insurance qualification test you choose, if your premium payments exceed certain other amounts specified under the Code, your policy will become a "modified endowment contract," which may subject you to additional taxes and penalties on any distributions from your policy. See "Tax information" later in this prospectus. We may return any premium payments that would cause your policy to become a modified endowment contract if we have not received a satisfactory modified endowment contract acknowledgment from you.

You can ask your financial professional to provide you with an illustration of Policy Benefits that shows you the amount of premiums you can pay, based on various assumptions, without exceeding applicable tax law limits. In particular, you may wish to ask for an illustration under both the guideline premium test and cash value accumulation test to see the possible impact of including future changes to your policy under various investment return assumptions. The tax law limits can change as a result of certain changes you make to your policy. For example, a reduction in the face amount of your policy may reduce the amount of premiums that you can pay and may impact whether your policy is a modified endowment contract.

You should discuss your choice of life insurance qualification test and possible limitations on policy premiums with your financial professional and tax advisor before purchasing the policy.

PLANNED PERIODIC PREMIUMS. Page 3 of your policy will specify a "planned periodic premium." This is the amount that you request us to bill you. However, payment of these or any other specific amounts of premiums is not mandatory. You need to pay only the amount of premiums (if any) necessary to keep your policy from lapsing and terminating as discussed below.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

THE MINIMUM AMOUNT OF PREMIUMS YOU MUST PAY

POLICY "LAPSE" AND TERMINATION. Your policy will lapse (also referred to in your policy as "default") if your "net policy account value" is not enough to pay your policy's monthly charges when due unless:

..   you have paid sufficient premiums to maintain one of our available guarantees against termination, the guarantee is still in effect and any outstanding loan and accrued loan interest does not exceed the policy account value (see "You can guarantee that your policy will not terminate before a certain date" below);

..   you are receiving monthly benefit payments under the Long Term Care
    Services/SM/ Rider (see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus);

..   you have elected the paid up death benefit guarantee and it remains in effect and any outstanding policy loan and accrued loan interest does not exceed the policy account value (see "You can elect a "paid up" death benefit guarantee" below); or

..   your policy has an outstanding loan that would qualify for "loan extension."

("Policy account value" and "net policy account value" are explained under "Determining your policy's value" later in this prospectus.)

We will mail a notice to you at your last known address if your policy lapses. You will have a 61-day grace period to pay at least an amount prescribed in your policy which would be enough to keep your policy in force for approximately three months (without regard to investment performance). You may not make any transfers or request any other policy changes during a grace period. If we receive the requested amount before the end of the grace period, it will be treated as a loan repayment to the extent it is less than or equal to any outstanding policy loan and accrued loan interest. The remainder of the payment, if any, will be treated as a premium payment. If we do not receive your payment by the end of the grace period, your policy (and all riders to the policy) will terminate without value and all coverage under your policy will cease. We will mail an additional notice to you if your policy terminates.

If the insured person dies during a grace period, we will pay the death benefit, less any overdue charges (but not more than the amount to maintain one of the available guarantees against termination), policy loans or lien and accrued loan or lien interest, to the beneficiary you have named.

--------------------------------------------------------------------------------
YOUR POLICY WILL TERMINATE IF YOU DON'T PAY ENOUGH PREMIUMS (I) TO PAY THE CHARGES WE DEDUCT, OR (II) TO MAINTAIN ONE OF THE NO LAPSE GUARANTEES THAT CAN KEEP YOUR POLICY FROM TERMINATING. HOWEVER, WE WILL FIRST SEND YOU A NOTICE AND GIVE YOU THE OPPORTUNITY TO PAY ANY SHORTFALL.
--------------------------------------------------------------------------------

You may owe taxes if your policy terminates while you have a loan outstanding, even though you receive no additional money from your policy at that time. See "Tax information," later in this prospectus.

RESTORING A TERMINATED POLICY. To have your policy "restored" (put back in force), you must apply within three years after the date of termination. In some states, you may have a longer period of time. You must also (i) present evidence of insurability satisfactory to us and (ii) pay at least the amount of premium that we require. The amount of payment will be an amount sufficient to cover total monthly deductions for 3 months, calculated from the effective date of restoration, and the premium charge. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your policy account. Your policy contains additional information about the minimum amount of this premium and about the values and terms of the policy after it is restored and the effective date of such restoration. You may only restore your policy if it has terminated without value. You may not restore a policy that was given up for its net cash surrender value. Any no lapse guarantee will not be restored after the policy terminates.

YOU CAN GUARANTEE THAT YOUR POLICY WILL NOT TERMINATE BEFORE A CERTAIN DATE

NO LAPSE GUARANTEE. You can generally guarantee that your policy will not terminate for a number of years (the "guarantee period") by paying at least certain specified amounts of premiums (the "guarantee premiums"). We call this our "No Lapse Guarantee." The length of your policy's guarantee period will range from 5 to 10 years, depending on the insured's age when we issue the policy. Both the guarantee period and guarantee premiums will be set forth on Page 3 of your policy. We make no extra charge for this guarantee.

During the guarantee period, however, the No Lapse Guarantee applies only if:

..   You have satisfied the "guarantee premium test" (discussed in "Guarantee premium test for no lapse guarantees" under "More information about policy benefits" later in this prospectus); and

..   Any policy loan and accrued and unpaid loan interest is less than the policy account value.

The No Lapse Guarantee will not apply if you fail to meet the guarantee premium test. This feature will automatically terminate if the guarantee period expires.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be added at issue to the policy that provides a longer guarantee period than described above with a higher premium requirement, provided you elect death benefit Option A. The length of your policy's guarantee period will range from 20 to 40 years, depending on the insured's age when we issue the policy.

The monthly cost of this rider and the required premium vary by the individual characteristics of the insured and the face amount of the policy. A change in the face amount of the policy, however, may affect the cost of this rider. You can terminate this rider at any time but it cannot be reinstated once terminated. For more information about this rider, see "Optional benefits you can add by rider" under "More information about policy features and benefits."

--------------------------------------------------------------------------------
IF YOU PAY AT LEAST CERTAIN PRESCRIBED AMOUNTS OF PREMIUMS AND ANY OUTSTANDING POLICY LOAN AND ACCRUED LOAN INTEREST DO NOT EXCEED THE POLICY ACCOUNT VALUE, YOUR POLICY WILL NOT LAPSE FOR A NUMBER OF YEARS, EVEN IF THE VALUE IN YOUR POLICY BECOMES INSUFFICIENT TO PAY THE MONTHLY CHARGES. FOR THE EXTENDED NO LAPSE GUARANTEE RIDER, YOUR DEATH BENEFIT MUST ALWAYS HAVE BEEN OPTION A. THE
NO LAPSE GUARANTEE IS NOT IMPACTED BY YOUR CHOICE OF DEATH BENEFIT OPTION.
--------------------------------------------------------------------------------

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

YOU CAN ELECT A "PAID UP" DEATH BENEFIT GUARANTEE


Provided certain requirements are met and subject to our approval, you may elect to take advantage of our "paid up" death benefit guarantee (certain policies may refer to this as the "paid up" no lapse guarantee) at any time after the fourth year of your policy if the insured's attained age is 120 or less provided certain requirements are met. If you elect the paid up death benefit guarantee, we may reduce your base policy's face amount. Thereafter, your policy will not lapse so long as the paid up death benefit guarantee remains in effect. Also, if you elect the paid up death benefit guarantee, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion. The guaranteed interest option will also be available; however, we will limit the amount that may be allocated to the guaranteed interest option at any time. Our paid up death benefit guarantee is not available if you received a living benefit on account of terminal illness at any time. Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider prior to continuing coverage under any Nonforfeiture Benefit. Also, election of a paid up death benefit guarantee will terminate any Long-Term Care Services/SM/ Rider subject to any Nonforfeiture Benefit, if elected. Please also see Appendix II later in this prospectus for more information.


The guarantee will also terminate if (i) at any time following the election, the sum of any outstanding policy loan and accrued interest exceeds your policy account value, or (ii) you request that we terminate the election. For more information about the circumstances under which you can elect the paid up death benefit guarantee, the possible reduction in face amount after this guarantee is elected (including the possible imposition of surrender charges upon such reduction), restrictions on allocating your policy account value and other effects of this guarantee on your policy, see "Paid up death benefit guarantee" under "More information about policy features and benefits" later in this prospectus.

YOU CAN RECEIVE AN ACCELERATED DEATH BENEFIT UNDER THE LONG TERM CARE SERVICES/SM/ RIDER


In states where approved, an optional rider may be added to your policy at issue that provides an acceleration of the policy's death benefit in the form of monthly payments if the insured becomes chronically ill and is receiving qualifying long-term care services in accordance with a plan of care. This is our Long Term Care Services/SM/ Rider. The long-term care specified amount at issue must be at least $100,000. The monthly rate for this rider varies based on the individual characteristics of the insured and the benefit percentage you select and whether you select the rider with or without the optional Nonforfeiture Benefit. You can terminate this rider after your first policy year. For more information about this rider, see "Other benefits you can add by rider" under "More information about policy features and benefits" later in this prospectus. Please also see Appendix II later in this prospectus for more information.


INVESTMENT OPTIONS WITHIN YOUR POLICY

Except as set forth in the next paragraph, we will initially put all unloaned amounts which you have allocated to variable investment options into such options on the later of the business day that we receive the full minimum initial premium at our Administrative Office or the register date of your policy (the "Investment Start Date"). Before this date, your initial premium will be held in a non-interest bearing account. See "Policy issuance" in "More information about procedures that apply to your policy" later in this prospectus.

In those states that require us to return your premium without adjustment for investment performance within a certain number of days (see "Your right to cancel within a certain number of days," later in this prospectus), we will initially put all amounts which you have allocated to the variable investment options into our EQ/Money Market investment option as of the later of the Investment Start Date and the issue date for twenty calendar days (the "Money Market Lock-in Period"). However, if we have not received all necessary requirements for your policy as of the Issue Date, the Money Market Lock-In Period will begin on the date we receive all necessary requirements to put the policy in force at our Administrative Office. On the first business day following the Money Market Lock-in Period, we will re-allocate that investment in accordance with your premium allocation instructions then in effect. For policies issued in these states, the "Allocation Date" is the first business day following the Money Market Lock-in Period. For all other policies, the Allocation Date is the Investment Start Date, and there is no automatic initial allocation to the EQ/Money Market investment option.

You give such allocation instructions in your application to purchase a policy. You can change the premium allocation percentages at any time, but this will not affect any prior allocations. The allocation percentages that you specify must always be in whole numbers and total exactly 100%.

The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

--------------------------------------------------------------------------------
YOU CAN CHOOSE AMONG VARIABLE INVESTMENT OPTIONS.
--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. The available variable investment options are listed on the front cover of this prospectus. (Your policy and other supplemental materials may refer to these as "Investment Funds.") The investment results you will achieve in any one of these options will depend on the investment performance of the corresponding Portfolio that shares the same name as that option. That Portfolio follows investment practices, policies and objectives that are appropriate to the variable investment option you have chosen. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option.

The advisers who make the investment decisions for each Portfolio are set forth later in the prospectus under "About the Portfolios of the Trusts."

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

You will find other important information about each Portfolio in the separate prospectuses for each Trust which accompany this prospectus, including a comprehensive discussion of the risks of investing in each Portfolio. TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510. We may add or delete variable investment options or Portfolios at any time.

If you elect the extended no lapse guarantee rider or exercise the paid up death benefit guarantee, your choice of variable investment options will be limited to the AXA Strategic Allocation Series investment options, or those investment options we are then making available under the rider (see "Other benefits you can add by rider" under "More information about policy features and benefits").

GUARANTEED INTEREST OPTION. You can also allocate some or all of your policy's value to our guaranteed interest option. We, in turn, invest such amounts as part of our general assets. Periodically, we declare a fixed rate of interest (2% minimum) on amounts that you allocate to our guaranteed interest option. We credit and compound the interest daily at an effective annual rate that equals the declared rate. The rates we are declaring on existing policies at any time may differ from the rates we are then declaring for newly issued policies. (The guaranteed interest option is part of what your policy and other supplemental material may refer to as the "Guaranteed Interest Account.")

If you elect the paid up death benefit guarantee or the extended no lapse guarantee rider, we will restrict the amount of the policy account value that can be transferred or allocated to the guaranteed interest option. For more information on these restrictions, see "Paid up death benefit guarantee" and "extended no lapse guarantee rider" under "More information about policy features and benefits" later in this prospectus.

--------------------------------------------------------------------------------
WE WILL PAY AT LEAST 2% ANNUAL INTEREST ON OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

ABOUT YOUR LIFE INSURANCE BENEFIT

YOUR POLICY'S FACE AMOUNT. In your application to buy an Incentive Life Legacy(R) II policy, you tell us how much insurance coverage you want on the life of the insured person. We call this the "face amount" of the base policy. $100,000 is the minimum amount of coverage you can request.

--------------------------------------------------------------------------------
IF THE INSURED PERSON DIES, WE PAY A LIFE INSURANCE BENEFIT TO THE
"BENEFICIARY" YOU HAVE NAMED. (SEE "YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS" UNDER "MORE INFORMATION ABOUT POLICY FEATURES AND BENEFITS" LATER IN THIS PROSPECTUS.) THE AMOUNT WE PAY DEPENDS ON WHETHER YOU HAVE CHOSEN DEATH BENEFIT OPTION A OR DEATH BENEFIT OPTION B.
--------------------------------------------------------------------------------

YOUR POLICY'S "DEATH BENEFIT" OPTIONS. In your policy application, you also choose whether the basic amount (or "benefit") we will pay if the insured person dies is:

..   Option A -- THE POLICY'S FACE AMOUNT on the date of the insured person's death. The amount of this death benefit doesn't change over time, unless you take any action that changes the policy's face amount;

                                   -- or --

..   Option B -- THE FACE AMOUNT PLUS THE POLICY'S "ACCOUNT VALUE" on the date of death. Under this option, the amount of the death benefit generally changes from day to day, because many factors (including investment performance, charges, premium payments and withdrawals) affect your policy's account value.

Your policy's "account value" is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Account value is discussed in more detail under "Determining your policy's value" later in this prospectus.)

Under Option B, your policy's death benefit will tend to be higher than under Option A, assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk.

If you have elected the paid up death benefit guarantee or your policy has been placed on loan extension, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated. If you have elected the extended no lapse guarantee, you must have always had Option A since the policy issue date.

ALTERNATIVE HIGHER DEATH BENEFIT IN CERTAIN CASES

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Code's definition of "life insurance."

We will automatically pay an alternative death benefit if it is HIGHER than the basic Option A or Option B death benefit you have selected. The alternate higher death benefit is based upon the life insurance qualification test that you choose. For the guideline premium test, this alternative death benefit is computed by multiplying your policy account value on the insured person's date of death by a percentage specified in your policy. Representative percentages are as follows:

--------------------------------------------------------------------------------
IF THE ACCOUNT VALUE IN YOUR POLICY IS HIGH ENOUGH, RELATIVE TO THE FACE
AMOUNT, THE LIFE INSURANCE BENEFIT WILL AUTOMATICALLY BE GREATER THAN THE
OPTION A OR OPTION B DEATH BENEFIT YOU HAVE SELECTED.
--------------------------------------------------------------------------------

----------------------------------------------
AGE:*  40 AND UNDER  45   50   55   60    65
----------------------------------------------
 %:       250%      215% 185% 150% 130%  120%
----------------------------------------------
AGE:    70   75-90   91   92   93  94 AND OVER
----------------------------------------------
 %:    115%  105%   104% 103% 102%   101%
----------------------------------------------

*  For the then-current policy year.


For example, if the guideline premium test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 120%, then the death benefit under Option A is the alternative death benefit of $102,000 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix IV: Calculating the alternate death benefit" later in this prospectus.


For the cash value accumulation test, the alternate death benefit is the greater of the minimum death benefit as determined under the Code under this test or 101% of the policy account value. The death benefit must be large enough to ensure that the policy's cash surrender value (as computed under section 7702 of the Code) is never larger than the net single premium needed to fund future policy

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS benefits. The net single premium varies based upon the insured's age, sex and risk class and is calculated using an interest rate of 4% and mortality charges based upon the 2001 Commissioner's Standard Ordinary Mortality Tables.

For example, if the cash value accumulation test is selected, if the insured is age 65 at the time of death and has a policy with the face amount of $100,000, an account value of $85,000, and a death benefit percentage of 185.7%, then the death benefit under Option A is the alternative death benefit of $157,845 and the death benefit under Option B is the death benefit of $185,000. For more details regarding how we calculate that death benefit under Option A and Option B, please see "Appendix IV : Calculating the alternate death benefit" later in this prospectus.

These higher alternative death benefits expose us to greater insurance risk than the regular Option A and B death benefit. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which a higher alternative death benefit is the operative one.

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

OTHER ADJUSTMENTS TO DEATH BENEFIT. We will increase the death benefit proceeds by the amount of any other benefits we owe upon the insured person's death under any optional riders which are in effect.


We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the insured person died during a grace period. We also reduce the death benefit if we have already paid part of it under a living benefits rider. We reduce it by the amount of the living benefits payment plus accrued interest. See "Your option to receive a terminal illness living benefit" later in this prospectus. Under the Long Term Care Services/SM/ Rider, any monthly benefit payments will be treated as a lien against the death benefit and reduce your death benefit, unless benefits are being paid under the optional Nonforfeiture Benefit. Please see "Long Term Care Services/SM/ Rider" later in this prospectus.


DEATH BENEFIT IF YOUR POLICY IS ON LOAN EXTENSION. Your policy offers an additional feature against policy termination due to an outstanding loan, called "loan extension." Availability of this feature is subject to certain terms and conditions, including that you must have elected the guideline premium test and have had your policy in force for at least 20 years. If your policy is on loan extension, the death benefit payable under the policy will be determined differently. For more information on loan extension, see "Borrowing from your policy" under "Accessing your money."
--------------------------------------------------------------------------------
YOU CAN REQUEST A CHANGE IN YOUR DEATH BENEFIT OPTION FROM OPTION B ANY TIME AFTER THE FIRST YEAR OF THE POLICY AND BEFORE THE POLICY ANNIVERSARY NEAREST TO THE INSURED'S 121ST BIRTHDAY; HOWEVER, CHANGES TO OPTION B ARE NOT PERMITTED BEYOND THE POLICY YEAR IN WHICH THE INSURED PERSON REACHES THE MAXIMUM AGE FOR CHANGES TO OPTION B SHOWN IN THEIR POLICY.
--------------------------------------------------------------------------------

CHANGE OF DEATH BENEFIT OPTION. If you change your death benefit option, we will adjust your policy's face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is NOT higher than the base policy's death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy's face amount by an amount equal to your policy's account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy's face amount by an amount equal to your policy's account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy's death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy's face amount would be reduced below $100,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the insured person reaches the maximum age for changes to Option B shown in their policy, (b) if the paid up death benefit guarantee is in effect, or (c) your policy is on loan extension.


We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. You may not request a change of the death benefit option from Option A to Option B under the policy while the Long-Term Care Services/SM/ Rider is in effect. You may request a change from Option B to Option A. Please see Appendix IV later in this prospectus for rider variations. Please also refer to "Tax Information" later in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.


YOU CAN INCREASE OR DECREASE YOUR INSURANCE COVERAGE

After the first policy year while this policy is in force, you may request an increase in life insurance coverage under your policy. You may request a decrease in your policy's face amount any time after the first year of your policy but before the policy year in which the insured person reaches age 121. The requested increase or decrease must be at least $10,000. Please refer to "Tax information" for certain possible tax consequences of changing the face amount of your policy.

We can refuse or limit any requested increase or decrease. We will not approve any increase or decrease if (i) we are at that time being required to waive charges under any optional disability waiver rider that is part of the policy;
(ii) the paid up death benefit guarantee is in effect; or (iii) your policy is on loan extension. Also, we will not approve a face amount increase if (i) the insured person has reached the

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS maximum age for a face amount increase shown in their policy (or age 71 if the extended no lapse guarantee rider is in effect); or (ii) while the Long Term Care Services/SM/ Rider is in effect, unless coverage has been continued under the optional Nonforfeiture Benefit. We will not accept a request for a face amount decrease while you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider.


Certain policy changes, including increases and decreases in your insurance coverage may also affect the guarantee premiums under the policy and any applicable monthly charge for the extended no lapse guarantee rider.

The following additional conditions also apply:

FACE AMOUNT INCREASES. We treat an increase in face amount in many respects as if it were the issuance of a new policy. For example, you must submit satisfactory evidence that the insured person still meets our requirements for coverage. Also, we establish additional amounts of surrender charge, administrative charge, and guarantee premiums under your policy for the face amount increase, reflecting the additional amount of coverage.

In most states, you can cancel the face amount increase within 10 days after you receive a new policy page showing the increase. If you cancel, we will reverse any charges attributable to the increase and recalculate all values under your policy to what they would have been had the increase not taken place.

The monthly cost of insurance charge we make for the amount of the increase will be based on the underwriting classification of the insured person when the original policy was issued, provided the insured qualifies for the same underwriting classification. An additional 15-year surrender charge will apply to the face amount that exceeds the highest previous face amount. If the insured qualifies for a less favorable underwriting classification than the base policy, the increase will be declined. See "Risk/benefit summary: Charges and expenses you will pay."

FACE AMOUNT DECREASES. You may not reduce the face amount below the minimum we are then requiring for new policies. Nor will we permit a decrease that would cause your policy to fail the Internal Revenue Code's definition of life insurance. Guarantee premiums, as well as our monthly deductions for the cost of insurance coverage, will generally decrease from the time you reduce the face amount.

If you reduce the face amount during the first 15 years of your policy, or during the first 15 years after a face amount increase you have requested, we will deduct all or part of the remaining surrender charge from your policy account. Assuming you have not previously changed the face amount, the amount of the surrender charge we will deduct will be determined by dividing the amount of the decrease by the initial face amount and multiplying that fraction by the total amount of surrender charge that still remains applicable to your policy. We deduct the charge from the same investment options as if it were part of a regular monthly deduction under your policy.

In some cases, we may have to make a distribution to you from your policy at the time we decrease your policy's face amount or change your death benefit option. This may be necessary in order to preserve your policy's status as life insurance under the Internal Revenue Code. We may also be required to make such distribution to you in the future on account of a prior decrease in face amount or change in death benefit option. The distribution may be taxable.

ACCESSING YOUR MONEY


You can access the money in your policy in different ways. You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans and accrued loan interest you have outstanding. The cash surrender value available for loans is also reduced on a pro rata basis for the portion of the policy death benefit accelerated to date but not by more than the accumulated benefit lien amount. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services Rider/SM/" later in this prospectus. We will charge interest on the amount of the loan. See "Borrowing from your policy" later in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined later in this prospectus under "Surrendering your policy for its net cash surrender value") at any time after the first year of your policy and before the policy anniversary nearest to the insured's 121st birthday. Partial withdrawals are not permitted if you have elected the paid up death benefit guarantee, your policy is on loan extension, or you are receiving monthly benefit payments under the Long Term Care Services/SM/ Rider before coverage is continued under the optional Nonforfeiture Benefit. See "Making withdrawals from your policy" later in this prospectus for more information .


Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See "Surrendering your policy for its net cash surrender value" later in this prospectus. See "Tax information" later in this prospectus, for the tax treatment of the various ways in which you can access your money.

RISKS OF INVESTING IN A POLICY

The policy is unsuitable as a short-term savings vehicle. Some of the principal risks of investing in a policy are as follows:

..   If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

..   If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination, paid-up death benefit guarantee or loan extension feature you may have, you could have to pay more premiums to keep your policy from terminating.

..   If any policy loan and any accrued loan interest either equals or exceeds the policy account value, your policy will terminate subject to the policy's Grace Period provision and any loan extension endorsement you may have.

..   We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in the previous chapter in "Tables of policy charges" under "Risk/benefit summary: Charges and expenses you will pay."

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

..   You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

..   Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy's face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

HOW THE INCENTIVE LIFE LEGACY(R) II VARIABLE LIFE INSURANCE POLICY IS AVAILABLE

Incentive Life Legacy(R) II is primarily intended for individuals, businesses and trusts. However, we do not place limitations on its use. Please see "Tax Information" later in this prospectus for more information. Incentive Life Legacy(R) II is generally available for issue ages 0-85.

           RISK/BENEFIT SUMMARY: POLICY FEATURES, BENEFITS AND RISKS

3. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $537 billion in assets as of December 31, 2012. MONY America is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

HOW TO REACH US

To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our Administrative Office as listed below for the purposes described. Please refer to "Telephone and Internet requests" for effective dates for processing telephone, Internet and fax requests, later in this prospectus.
--------------------------------------------------------------------------------
 BY MAIL:

AT THE POST OFFICE BOX FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- National Operations Center
  P.O. Box 1047
  Charlotte, North Carolina 28201-1047
--------------------------------------------------------------------------------
 BY EXPRESS DELIVERY ONLY:

AT THE STREET ADDRESS FOR OUR ADMINISTRATIVE OFFICE:

  MONY America -- National Operations Center

  8501 IBM Drive, Suite 150
  Charlotte, North Carolina 28262-4333

  1-704-341-7000 (for express delivery purposes only)
--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:

Policy information, basic transactions, forms and statements are available 24 hours a day - 7 days a week through our Interactive Telephone, AXA Equitable's Interactive Voice Response system.

AXA Equitable's Interactive Voice Response system provides the gateway to personal assisted service, Monday through Friday, 8 AM to 7 PM, Eastern Time:
1-800-777-6510.
--------------------------------------------------------------------------------
 BY E-MAIL:

  life-service@axa-equitable.com

--------------------------------------------------------------------------------
 BY FAX:

  1-704-540-9714

--------------------------------------------------------------------------------
 BY INTERNET:

You may register for online account access at www.axa-equitable.com. Our website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

REQUIRED FORMS. We require that the following types of communications be on specific forms we provide for that purpose:

(1)request for our automatic transfer service (our dollar cost averaging service);


(2)request for our asset rebalancing service;

(3)transfers among investment options (if submitted by e-mail); and

(4)designation of new policy owner(s) and beneficiaries.


OTHER REQUESTS. We also have specific forms that we recommend you use for the following:

(a)policy surrenders;


(b)transfers among investment options (not submitted by e-mail);


(c)changes in allocation percentages for premiums and deductions; and

(d)electing the paid up death benefit guarantee.

You can also change your allocation percentages and/or change your address
(1) by toll-free phone and assisted service, (2) over the Inter-net, through axa-equitable.com, or (3) by writing our Administrative Office. You can transfer among investment options using (2) and (3), as described in the previous sentence, only. For more information about transaction requests you can make by phone or over the Inter-net, see "How to make transfers" and "Telephone and Internet requests" later in this prospectus.

Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

We reserve the right to limit access to these services if we determine that you are engaged in a disruptive transfer activity, such as "market timing." (See "Disruptive transfer activity" in "More information about other matters.")

FORMAL REQUIREMENTS. Except for properly authorized telephone or Internet transactions, any notice or request that does not use our standard form must be in writing. It must be dated and signed by you and should also specify your name, the insured person's name (if different), your policy number and adequate details about the notice you wish to give or other action you wish us to take. We may require you to return your policy to us before we make certain policy changes that you may request.

The proper person to sign forms, notices and requests would normally be the owner or any other person that our procedures permit to exercise the right or privilege in question. If there are joint owners all must sign. Any irrevocable beneficiary or assignee that we have on our records also must sign certain types of requests.

You should send all requests, notices and payments to our Administrative Office at the addresses specified above. We will also accept requests and notices by fax at the above number, if we believe them to be genuine. We reserve the right, however, to require an original signature before acting on any faxed item. You must send premium payments after the first one to our Administrative Office at the above addresses; except that you should send any premiums for which we have billed you to the address on the billing notice.

ABOUT OUR MONY AMERICA VARIABLE ACCOUNT L

Each variable investment option is a part (or "subaccount") of our MONY America Variable Account L. We established MONY America Variable Account L under Arizona Insurance Law on February 15, 1985. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable life insurance policies. We are the

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

legal owner of all of the assets in MONY America Variable Account L and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our policies. For example, we may withdraw amounts from MONY America Variable Account L that represent our investments in MONY America Variable Account L or that represent fees and charges under the policies that we have earned. Income, gains and losses credited to, or charged against MONY America Variable Account L reflect its own investment experience and not the investment experience of MONY America's other assets.

MONY America Variable Account L is registered with the SEC under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise MONY America or MONY America Variable Account L. Although MONY America Variable Account L is registered, the SEC does not monitor the activity of MONY America Variable Account L on a daily basis. MONY America is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) of MONY America Variable Account L available under Incentive Life Legacy(R) II invests solely in the applicable class of shares issued by the corresponding Portfolio of the applicable Trust. MONY America Variable Account L immediately reinvests all dividends and other distributions it receives from a Portfolio in additional shares of that class in that Portfolio.

The Trusts sell their shares to MONY America variable accounts in connection with MONY America's variable life insurance and/or annuity products, and to separate accounts of insurance companies, both affiliated and unaffiliated with MONY America. EQ Advisors Trust and AXA Premier VIP Trust also sell their shares to the trustee of a qualified plan for AXA Equitable, an affiliate of MONY America. We currently do not foresee any disadvantages to our policy owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so.

YOUR VOTING PRIVILEGES

VOTING OF PORTFOLIO SHARES. As the legal owner of any Portfolio shares that support a variable investment option, we will attend (and have the right to vote at) any meeting of shareholders of the Portfolio (or the Trusts). To satisfy currently-applicable legal requirements, however, we will give you the opportunity to tell us how to vote the number of each Portfolio's shares that are attributable to your policy. The number of full and fractional votes you are entitled to will be determined by dividing the policy account value (minus any policy indebtedness) allocable to an investment option by the net asset value per unit for the Portfolio underlying that investment option. We will vote shares attributable to policies for which we receive no instructions in the same proportion as the instructions we do receive from all policies that participate in our MONY America Variable Account L (discussed below). With respect to any Portfolio shares that we are entitled to vote directly (because we do not hold them in a separate account or because they are not attributable to policies), we will vote in proportion to the instructions we have received from all holders of variable annuity and variable life insurance policies who are using that Portfolio. One effect of proportional voting is that a small number of policy owners may control the outcome of a vote.

Under current legal requirements, we may disregard the voting instructions we receive from policy owners only in certain narrow circumstances prescribed by SEC regulations. If we do, we will advise you of the reasons in the next annual or semiannual report we send to you.

VOTING AS POLICY OWNER. In addition to being able to instruct voting of Portfolio shares as discussed above, policy owners that use our variable investment options may in a few instances be called upon to vote on matters that are not the subject of a shareholder vote being taken by any Portfolio. If so, you will have one vote for each $100 of policy account value in any such option; and we will vote our interest in MONY America Variable Account L in the same proportion as the instructions we receive from holders of Incentive Life Legacy(R) II and other policies that MONY America Variable Account L supports.

                WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?

4. About the Portfolios of the Trusts

--------------------------------------------------------------------------------


We offer both affiliated and unaffiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The affiliated portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios.

As a policy owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.


The AXA Strategic Allocation Series Portfolios and certain All Asset Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Strategic Allocation Series Portfolios and certain All Asset Portfolios by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Strategic Allocation Series Portfolios and certain All Asset Portfolios than certain other portfolios available to you under your policy. Please see "Investment options within your policy" in "Risk/benefit summary: Policy features, benefits and risks" for more information about your role in managing your allocations.

As described in more detail in the underlying Portfolio prospectuses, the AXA Tactical Manager Portfolios, the AXA Strategic Allocation Portfolios, certain All Asset Portfolios, and certain other affiliated Portfolios use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your policy account value may rise less than it would have without these defensive actions.


The investment strategies of the Portfolios are designed to reduce the overall volatility of your policy account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the policy. This approach, while reducing volatility, may also suppress the investment performance of your policy.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

PORTFOLIOS OF THE TRUSTS


--------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B
 SHARES PORTFOLIO                                                               INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY  emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   ClearBridge Investments,
                                                                                    LLC
                                                                                .   GCIC US Ltd.
                                                                                .   Marsico Capital
                                                                                    Management, LLC
                                                                                .   T. Rowe Price Associates,
                                                                                    Inc.
                                                                                .   Westfield Capital
                                                                                    Management Company, L.P.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current income and      .   BlackRock Financial
  BOND               capital appreciation, consistent with a prudent level of       Management, Inc.
                     risk.                                                      .   Pacific Investment
                                                                                    Management Company LLC
                                                                                .   SSgA Funds Management,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds
  INTERNATIONAL      emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  EQUITY             in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   EARNEST Partners, LLC
                                                                                .   J.P. Morgan Investment
                                                                                    Management Inc.
                                                                                .   Marsico Capital
                                                                                    Management, LLC
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  CAP CORE EQUITY    emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   Janus Capital Management,
                                                                                    LLC
                                                                                .   Thornburg Investment
                                                                                    Management, Inc.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   Institutional Capital LLC
                                                                                .   MFS Investment Management
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  CAP GROWTH         emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisers, Inc.
                                                                                .   Wellington Management
                                                                                    Company, LLP
--------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST CLASS B
 SHARES PORTFOLIO                                                               INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill Capital
                                                                                    Management, Inc.
                                                                                .   Knightsbridge Asset
                                                                                    Management, LLC
                                                                                .   Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve high total return through a combination   .   Pacific Investment
  MULTI-SECTOR BOND  of current income and capital appreciation.                    Management Company LLC
                                                                                .   Post Advisory Group, LLC
                                                                                .   SSgA Funds Management,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL   Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds
  CAP GROWTH         emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Lord, Abbett & Co. LLC
                                                                                .   Morgan Stanley Investment
                                                                                    Management Inc.
                                                                                .   NorthPointe Capital, LLC
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL   Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisory
                                                                                    Services, LLC
                                                                                .   Pacific Global Investment
                                                                                    Management Company
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital.              .   Allianz Global Investors
  TECHNOLOGY                                                                        US LLC
                                                                                .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   SSgA Funds Management,
                                                                                    Inc.
                                                                                .   Wellington Management
                                                                                    Company, LLP


-------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES PORTFOLIO                                                              INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and current income,  .   AXA Equitable Funds
  MODERATE GROWTH -  with a greater emphasis on current income.                    Management Group, LLC
  ALT 15/(1)/
-------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -   Seeks long-term capital appreciation and current income.  .   AXA Equitable Funds
  ALT 20                                                                           Management Group, LLC
-------------------------------------------------------------------------------------------------------------
ALL ASSET            Seeks long-term capital appreciation and current income,  .   AXA Equitable Funds
  AGGRESSIVE - ALT   with a greater emphasis on capital appreciation.              Management Group, LLC
  25/(1)/
-------------------------------------------------------------------------------------------------------------
AXA BALANCED         Seeks long-term capital appreciation and current income.  .   AXA Equitable Funds
  STRATEGY                                                                         Management Group, LLC
-------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks current income and growth of capital, with a        .   AXA Equitable Funds
  GROWTH STRATEGY    greater emphasis on current income.                           Management Group, LLC
-------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST CLASS IB                                                                     INVESTMENT MANAGER (OR
 SHARES PORTFOLIO NAME         OBJECTIVE                                                        SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY      Seeks a high level of current income.                            .   AXA Equitable Funds
                                                                                                    Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA GROWTH STRATEGY            Seeks long-term capital appreciation and current income,         .   AXA Equitable Funds
                               with a greater emphasis on capital appreciation.                     Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY   Seeks long-term capital appreciation and current income,         .   AXA Equitable Funds
                               with a greater emphasis on current income.                           Management Group, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400       Seeks to achieve long-term growth of capital with an             .   AllianceBernstein L.P.
                               emphasis on risk-adjusted returns and managing volatility        .   AXA Equitable Funds
                               in the Portfolio.                                                    Management Group, LLC
                                                                                                .   BlackRock Investment
                                                                                                    Management, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 500       Seeks to achieve long-term growth of capital with an             .   AllianceBernstein L.P.
                               emphasis on risk-adjusted returns and managing volatility        .   AXA Equitable Funds
                               in the Portfolio.                                                    Management Group, LLC
                                                                                                .   BlackRock Investment
                                                                                                    Management, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000      Seeks to achieve long-term growth of capital with an             .   AllianceBernstein L.P.
                               emphasis on risk-adjusted returns and managing volatility        .   AXA Equitable Funds
                               in the Portfolio.                                                    Management Group, LLC
                                                                                                .   BlackRock Investment
                                                                                                    Management, LLC
------------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER           Seeks to achieve long-term growth of capital with an             .   AllianceBernstein L.P.
  INTERNATIONAL                emphasis on risk-adjusted returns and managing volatility        .   AXA Equitable Funds
                               in the Portfolio.                                                    Management Group, LLC
                                                                                                .   BlackRock Investment
                                                                                                    Management, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.                    .   AllianceBernstein L.P.
  CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Seeks to achieve capital appreciation and secondarily,           .   BlackRock Investment
  EQUITY                       income.                                                              Management, LLC
------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks a combination of growth and income to achieve an           .   Boston Advisors, LLC
  INCOME                       above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks to achieve long-term capital appreciation.                 .   Calvert Investment
  RESPONSIBLE                                                                                       Management Inc.
------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH   Seeks to achieve long-term growth of capital.                    .   Capital Guardian Trust
                                                                                                    Company
------------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX          Seeks to achieve a total return before expenses that             .   AllianceBernstein L.P.
                               approximates the total return performance of the Russell
                               3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX             Seeks to achieve a total return before expenses that             .   AXA Equitable Funds
                               approximates the total return performance of the Barclays            Management Group, LLC
                               Intermediate U.S. Government/Credit Index, including             .   SSgA Funds Management,
                               reinvestment of dividends, at a risk level consistent with that      Inc.
                               of the Barclays Intermediate U.S. Government/Credit Index.
------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks to achieve a total return before expenses that             .   AllianceBernstein L.P.
                               approximates the total return performance of the S&P
                               500 Index, including reinvestment of dividends, at a risk
                               level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

--------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES PORTFOLIO                                                                     INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                        SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH     Seeks to achieve long-term growth of capital with an             .   AXA Equitable Funds
  PLUS               emphasis on risk-adjusted returns and managing volatility            Management Group, LLC
                     in the Portfolio.                                                .   BlackRock Capital
                                                                                          Management, Inc.
                                                                                      .   BlackRock Investment
                                                                                          Management, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS     Seeks to achieve capital appreciation.                           .   GAMCO Asset Management,
  AND ACQUISITIONS                                                                        Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL       Seeks to maximize capital appreciation.                          .   GAMCO Asset Management,
  COMPANY VALUE                                                                           Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS  Seeks to achieve capital growth and current income.              .   AXA Equitable Funds
                                                                                          Management Group, LLC
                                                                                      .   BlackRock Investment
                                                                                          Management, LLC
                                                                                      .   First International
                                                                                          Advisors, LLC
                                                                                      .   Wells Capital Management,
                                                                                          Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL            Seeks to achieve long-term capital appreciation with an          .   AXA Equitable Funds
  MULTI-SECTOR       emphasis on risk-adjusted returns and managing volatility            Management Group, LLC
  EQUITY             in the Portfolio.                                                .   BlackRock Investment
                                                                                          Management, LLC
                                                                                      .   Morgan Stanley Investment
                                                                                          Management Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE      Seeks to achieve a total return before expenses that             .   AXA Equitable Funds
  GOVERNMENT BOND    approximates the total return performance of the Barclays            Management Group, LLC
                     Intermediate U.S. Government Bond Index, including               .   SSgA Funds Management,
                     reinvestment of dividends, at a risk level consistent with that      Inc.
                     of the Barclays Intermediate U.S. Government Bond Index.
--------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve long-term growth of capital with an             .   AXA Equitable Funds
  CORE PLUS          emphasis on risk-adjusted returns and managing volatility            Management Group, LLC
                     in the Portfolio.                                                .   BlackRock Investment
                                                                                          Management, LLC
                                                                                      .   Hirayama Investments, LLC
                                                                                      .   WHV Investment Management
--------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to achieve a total return (before expenses) that           .   AllianceBernstein L.P.
  EQUITY INDEX       approximates the total return performance of a composite
                     index comprised of 40% DJ EURO STOXX 50 Index, 25%
                     FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX
                     200 Index, including reinvestment of dividends, at a risk
                     level consistent with that of the composite index.
--------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL     Seeks to provide current income and long-term growth of          .   AXA Equitable Funds
  VALUE PLUS         income, accompanied by growth of capital with an                     Management Group, LLC
                     emphasis on risk-adjusted returns and managing volatility        .   BlackRock Investment
                     in the Portfolio.                                                    Management, LLC
                                                                                      .   Northern Cross, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE    Seeks to achieve long-term capital appreciation.                 .   J.P. Morgan Investment
  OPPORTUNITIES                                                                           Management Inc.
--------------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES PORTFOLIO                                                                 INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE    Seeks to achieve long-term growth of capital with an         .   AXA Equitable Funds
  PLUS               emphasis on risk-adjusted returns and managing volatility        Management Group, LLC
                     in the Portfolio.                                            .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Institutional Capital LLC
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to achieve a total return before expenses that         .   AllianceBernstein L.P.
  INDEX              approximates the total return performance of the Russell
                     1000 Growth Index, including reinvestment of dividends
                     at a risk level consistent with that of the Russell 1000
                     Growth Index.
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH  Seeks to provide long-term capital growth with an            .   AXA Equitable Funds
  PLUS               emphasis on risk-adjusted returns and managing volatility        Management Group, LLC
                     in the Portfolio.                                            .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Marsico Capital
                                                                                      Management, LLC
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve a total return before expenses that         .   SSgA Funds Management,
  INDEX              approximates the total return performance of the Russell         Inc.
                     1000 Value Index, including reinvestment of dividends, at
                     a risk level consistent with that of the Russell 1000 Value
                     Index.
----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE   Seeks to achieve long-term growth of capital with an         .   AllianceBernstein L.P.
  PLUS               emphasis on risk-adjusted returns and managing volatility    .   AXA Equitable Funds
                     in the Portfolio.                                                Management Group, LLC
----------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT       Seeks to achieve capital appreciation and growth of          .   Lord, Abbett & Co. LLC
  LARGE CAP CORE     income with reasonable risk.
----------------------------------------------------------------------------------------------------------------
EQ/MFS               Seeks to achieve capital appreciation.                       .   Massachusetts Financial
  INTERNATIONAL                                                                       Services Company d/b/a
  GROWTH                                                                              MFS Investment Management
----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX     Seeks to achieve a total return before expenses that         .   SSgA Funds Management,
                     approximates the total return performance of the S&P             Inc.
                     Mid Cap 400 Index, including reinvestment of dividends,
                     at a risk level consistent with that of the S&P Mid Cap
                     400 Index.
----------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE     Seeks to achieve long-term capital appreciation with an      .   AXA Equitable Funds
  PLUS               emphasis on risk adjusted returns and managing volatility        Management Group, LLC
                     in the Portfolio.                                            .   BlackRock Investment
                                                                                      Management, LLC
                                                                                  .   Wellington Management
                                                                                      Company, LLP
----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET      Seeks to obtain a high level of current income, preserve     .   The Dreyfus Corporation
                     its assets and maintain liquidity.
----------------------------------------------------------------------------------------------------------------
EQ/MONTAG &          Seeks to achieve capital appreciation.                       .   Montag & Caldwell, LLC
  CALDWELL GROWTH
----------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY    Seeks to achieve capital growth.                             .   Morgan Stanley Investment
  MID CAP GROWTH                                                                      Management Inc.
----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA       Seeks to generate a return in excess of traditional money    .   Pacific Investment
  SHORT BOND         market products while maintaining an emphasis on                 Management Company, LLC
                     preservation of capital and liquidity.
----------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS Seeks to achieve high current income consistent with         .   AllianceBernstein L.P.
                     moderate risk to capital.
----------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS
 TRUST CLASS IB
 SHARES PORTFOLIO                                                                 INVESTMENT MANAGER (OR
 NAME                OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY     Seeks to replicate as closely as possible (before expenses)  .   AllianceBernstein L.P.
  INDEX              the total return of the Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE     Seeks to achieve long-term capital appreciation and          .   T. Rowe Price Associates,
  GROWTH STOCK       secondarily, income.                                             Inc.
----------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND    Seeks to achieve total return through capital appreciation   .   UBS Global Asset
  INCOME             with income as a secondary consideration.                        Management (Americas) Inc.
----------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN        Seeks to achieve capital growth and income.                  .   Invesco Advisers, Inc.
  COMSTOCK
----------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO       Seeks to achieve long-term capital growth.                   .   Wells Capital Management,
  OMEGA GROWTH                                                                        Inc.
----------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                    INVESTMENT MANAGER
 FUNDS) - SERIES II                                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                APPLICABLE)
------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL  The fund's investment objective is total return through  .   Invesco Advisers, Inc.
  REAL ESTATE FUND   growth of capital and current income.                    .   Invesco Asset Management
                                                                                  Limited
------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  INTERNATIONAL      capital.
  GROWTH FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of   .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.

------------------------------------------------------------------------------------------------------------
 AMERICAN CENTURY
 VARIABLE
 PORTFOLIOS, INC. -
 CLASS II                                                                     INVESTMENT MANAGER (OR
 PORTFOLIO NAME       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP   The fund seeks long-term capital growth. Income is a    .   American Century
  MID CAP VALUE FUND  secondary objective.                                        Investment Management,
                                                                                  Inc.
------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)
 PORTFOLIO NAME -                                                             INVESTMENT MANAGER (OR
 CLASS 4 SHARES       OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL          The fund's investment objective is to provide you with  .   Capital Research and
  CAPITALIZATION      long-term growth of capital.                                Management Company
  FUND/SM(1)/
------------------------------------------------------------------------------------------------------------
NEW WORLD             The fund's investment objective is long-term capital    .   Capital Research and
  FUND(R)/(1)/        appreciation.                                               Management Company
------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -
 SERVICE CLASS 2                                                               INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                 SUB-ADVISER(S), AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks long-term capital appreciation.                     .   Fidelity Management &
  CONTRAFUND(R)                                                                    Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks high total return through a combination of current  .   Fidelity Management &
  GROWTH & INCOME    income and capital appreciation.                              Research Company (FMR)
  PORTFOLIO
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                        .   Fidelity Management &
  CAP PORTFOLIO                                                                    Research Company (FMR)

---------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE
 INSURANCE PRODUCTS
 TRUST - CLASS 2                                                                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                   SUB-ADVISER(S), AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
FRANKLIN RISING      Seeks long-term capital appreciation, with preservation of  .   Franklin Advisory
  DIVIDENDS          capital as an important consideration.                          Services, LLC
  SECURITIES FUND
---------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP   Seeks long-term total return.                               .   Franklin Advisory
  VALUE SECURITIES                                                                   Services, LLC
  FUND
---------------------------------------------------------------------------------------------------------------
FRANKLIN STRATEGIC   The Fund's principal investment goal is to seek a high      .   Franklin Advisers, Inc.
  INCOME SECURITIES  level of current income. Its secondary goal is capital
  FUND               appreciation over long term.
---------------------------------------------------------------------------------------------------------------
MUTUAL SHARES        The Fund's principal investment goal is capital             .   Franklin Mutual Advisers,
  SECURITIES FUND    appreciation. Its secondary goal is income.                     LLC
---------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE
 INSURANCE PRODUCTS
 TRUST - CLASS 2                                                              INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                SUB-ADVISER(S), AS APPLICABLE)
------------------------------------------------------------------------------------------------------------
TEMPLETON            Seeks long-term capital appreciation.                    .   Templeton Asset
  DEVELOPING                                                                      Management Ltd.
  MARKETS
  SECURITIES FUND
------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation  .   Franklin Advisers, Inc.
  BOND SECURITIES    of capital. Capital appreciation is a secondary
  FUND               consideration.
------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH     Seeks long-term capital growth.                          .   Templeton Global Advisors
  SECURITIES FUND                                                                 Limited

------------------------------------------------------------------------------------------
 GOLDMAN SACHS
 VARIABLE
 INSURANCE TRUST -                                          INVESTMENT MANAGER
 SERVICE SHARES                                             (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT    Seeks long-term capital appreciation.  .   Goldman Sachs Asset
  MID CAP VALUE FUND                                            Management, L.P.
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 IVY FUNDS VARIABLE
 INSURANCE                                                                     INVESTMENT MANAGER
 PORTFOLIOS                                                                    (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                                 APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP ENERGY To seek to provide capital growth and appreciation.       .   Waddell & Reed Investment
                                                                                   Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP HIGH   To seek to provide total return through a combination of  .   Waddell & Reed Investment
  INCOME/(1)/        high current income and capital appreciation.                 Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP MID    To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP        To seek to provide growth of capital.                     .   Waddell & Reed Investment
  SCIENCE AND                                                                      Management Company
  TECHNOLOGY/(1)/                                                                  (WRIMCO)
-------------------------------------------------------------------------------------------------------------
IVY FUNDS VIP SMALL  To seek to provide growth of capital.                     .   Waddell & Reed Investment
  CAP GROWTH                                                                       Management Company
                                                                                   (WRIMCO)

------------------------------------------------------------------------------------------
 LAZARD RETIREMENT
 SERIES, INC.                                               INVESTMENT MANAGER
 - SERVICE SHARES                                           (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                              APPLICABLE)
------------------------------------------------------------------------------------------
LAZARD RETIREMENT    Seeks long-term capital appreciation.  .   Lazard Asset Management
  EMERGING MARKETS                                              LLC
  EQUITY PORTFOLIO

-------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS                                                        INVESTMENT MANAGER
 - SERVICE CLASS                                                         (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME      OBJECTIVE                                           APPLICABLE)
-------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts Financial
  INTERNATIONAL      appreciation.                                           Services Company
  VALUE PORTFOLIO
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  GROWTH STOCK       appreciation.                                           Services Company
  SERIES
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES       appreciation.                                           Services Company

-----------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST                                                                   INVESTMENT MANAGER
 - ADVISOR CLASS                                                                   (OR SUB-ADVISER(S), AS
 PORTFOLIO NAME          OBJECTIVE                                                 APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent         .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                        Management Company LLC
  STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real return, consistent with preservation   .   Pacific Investment
  PORTFOLIO              of real capital and prudent investment management.            Management Company LLC
-----------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks maximum total return, consistent with preservation  .   Pacific Investment
  PORTFOLIO              of capital and prudent investment management.                 Management Company LLC
-----------------------------------------------------------------------------------------------------------------

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

-------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE                                                                 INVESTMENT MANAGER
 EQUITY SERIES,                                                                (OR SUB-ADVISER(S), AS
 INC. PORTFOLIO NAME  OBJECTIVE                                                APPLICABLE)
-------------------------------------------------------------------------------------------------------------
T. ROWE PRICE         Seeks to provide substantial dividend income as well as  .   T. Rowe Price Associates,
  EQUITY INCOME       long-term growth of capital through investments in the       Inc.
  PORTFOLIO - II      common stocks of established companies.

----------------------------------------------------------------------------------------------------------------
 VAN ECK VIP TRUST
 - S CLASS                                                                        INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                    SUB-ADVISER(S), AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL   Seeks long-term capital appreciation by investing            .   Van Eck Associates
  HARD ASSETS FUND   primarily in "hard asset" securities. Income is a secondary      Corporation
                     consideration.
----------------------------------------------------------------------------------------------------------------

(1)Available on or about May 20, 2013, subject to regulatory approval.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-777-6510.

                      ABOUT THE PORTFOLIOS OF THE TRUSTS

5. Determining your policy's value

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YOUR POLICY ACCOUNT VALUE

As set forth earlier in this prospectus, we deduct certain charges from each premium payment you make. We credit the rest of each premium payment to your policy's "account value." You instruct us to allocate your policy account value to one or more of the policy's investment options indicated on the front cover of this prospectus.

Your policy account value is the total of (i) your amounts in our variable investment options, (ii) your amounts in our guaranteed interest option (other than in (iii)), and (iii) any amounts that we are holding to secure policy loans that you have taken (including any interest on those amounts which has not yet been allocated to the variable investment options). See "Borrowing from your policy" later in this prospectus. Your "net policy account value" is the total of (i) and (ii) above, plus any interest credited on loaned amounts, minus any interest accrued on outstanding loans and minus any "restricted" amounts that we hold in the guaranteed interest option as a result of any payment received under a living benefits rider. (Your policy and other supplemental material may refer to the account that holds the amounts in
(ii) and (iii) above as our "Guaranteed Interest Account.") Your policy account value is subject to certain charges discussed in "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus.

--------------------------------------------------------------------------------
YOUR POLICY ACCOUNT VALUE WILL BE CREDITED WITH THE SAME RETURNS AS ARE
ACHIEVED BY THE PORTFOLIOS THAT YOU SELECT AND INTEREST CREDITED ON AMOUNTS IN THE GUARANTEED INTEREST OPTION, AND IS REDUCED BY THE AMOUNT OF CHARGES WE DEDUCT UNDER THE POLICY.
--------------------------------------------------------------------------------

YOUR POLICY'S VALUE IN OUR VARIABLE INVESTMENT OPTIONS. We invest the policy account value that you have allocated to any variable investment option in shares of the corresponding Portfolio. Your value in each variable investment option is measured by "units."

The number of your units in any variable investment option does not change, absent an event or transaction under your policy that involves moving assets into or out of that option. Whenever any amount is withdrawn or otherwise deducted from one of your policy's variable investment options, we "redeem" (cancel) the number of units that has a value equal to that amount. This can happen, for example, when all or a portion of monthly deductions and transaction-based charges are allocated to that option, or when loans, transfers, withdrawals and surrenders are made from that option. Similarly, you "purchase" additional units having the same value as the amount of any premium, loan repayment, or transfer that you allocate to that option.

The value of each unit will increase or decrease each business day, as though you had invested in the corresponding Portfolio's shares directly (and reinvested all dividends and distributions from the Portfolio in additional Portfolio shares). On any day, your value in any variable investment option equals the number of units credited to your policy under that option, multiplied by that day's value for one such unit. The mortality and expense risk charge mentioned earlier in this prospectus is calculated as a percentage of the value you have in the variable investment options and deducted monthly from your policy account based on your deduction allocations unless the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect. For more information on how we allocate charges, see "How we allocate charges among your investment options" earlier in this prospectus.

YOUR POLICY'S VALUE IN OUR GUARANTEED INTEREST OPTION. Your policy's value in our guaranteed interest option includes: (i) any amounts that have been allocated to that option, based on your request, and (ii) any "restricted" amounts that we hold in that option as a result of your election to receive a living benefit. See "Your option to receive a terminal illness living benefit" later in this prospectus. We credit all of such amounts with interest at rates we declare from time to time. We guarantee that these rates will not be less than a 2% effective annual rate.

Amounts may be allocated to or removed from your policy's value in our guaranteed interest option for the same purposes as described earlier in this prospectus for the variable investment options. We credit your policy with a number of dollars in that option that equals any amount that is being allocated to it. Similarly, if amounts are being removed from your guaranteed interest option for any reason, we reduce the amount you have credited to that option on a dollar-for-dollar basis.

                        DETERMINING YOUR POLICY'S VALUE

6. Transferring your money among our investment options

--------------------------------------------------------------------------------

TRANSFERS YOU CAN MAKE

--------------------------------------------------------------------------------
YOU CAN TRANSFER AMONG OUR VARIABLE INVESTMENT OPTIONS AND INTO OUR GUARANTEED INTEREST OPTION.
--------------------------------------------------------------------------------

After your policy's Allocation Date, you can transfer amounts from one investment option to another. Unless either the paid up death benefit guarantee or the extended no lapse guarantee are in effect, there are no restrictions on transfers into the guaranteed interest option. However, transfers out of the guaranteed investment option and among our variable investment options are more limited. The total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in an investment option, even if it is less than $500. We also reserve the right to restrict transfers among variable investment options as described in your policy, including limitations on the number, frequency, or dollar amount of transfers.

Certain transfer restrictions apply if the paid up death benefit guarantee or the extended no lapse guarantee rider is in effect. For more information, see "Paid up death benefit guarantee" and "Extended no lapse guarantee rider" in "More information about policy features and benefits." If your policy is placed on loan extension, we will transfer any remaining policy account value in the variable investment options to the guaranteed interest option. No transfers from the guaranteed interest option are permitted thereafter.

Please see "Investment options within your policy" in "Risk/benefit summary:
Policy features, benefits and risks" for more information about your role in managing your allocations.

--------------------------------------------------------------------------------
TRANSFERS OUT OF OUR GUARANTEED INTEREST OPTION ARE MORE LIMITED.
--------------------------------------------------------------------------------

RESTRICTIONS ON TRANSFERS OUT OF THE GUARANTEED INTEREST OPTION. We only permit you to make one transfer out of our guaranteed interest option during each policy year. (No such limit applies to transfers out of our variable investment options.) Also, the maximum amount of any transfer from our guaranteed interest option in any policy year is the greatest of (a) 25% of your balance in that option on the transfer effective date, (b) $500, or (c) the amount (if any) that you transferred out of the guaranteed interest option during the immediately preceding policy year.

We will not accept a request to transfer out of the guaranteed interest option unless we receive it within the period beginning 30 days before and ending 60 days after an anniversary of your policy. If we receive the request within that period, on or before the anniversary, the transfer will occur as of that anniversary or, if within that period after the anniversary, as of the date we receive it.

If the policy is on loan extension, transfers out of the guaranteed interest option are not permitted.

DISRUPTIVE TRANSFER ACTIVITY. We reserve the right to limit access to the services described below if we determine that you are engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "More information about other matters").

HOW TO MAKE TRANSFERS

INTERNET TRANSFERS. You can make transfers over the Internet if you are the owner of the policy. You may do this by visiting our axa-equitable.com website and registering for online account access. This service may not always be available. The restrictions relating to transfers are described below.

ONLINE TRANSFERS. You can make transfers by following one of two procedures:

..   if you are both the policy's insured person and its owner, by logging onto our website, described under "By Internet" in "How to reach us" earlier in this prospectus; or

..   whether or not you are both the insured person and owner, by sending us a signed transfer authorization form. Once we have the form on file, we will provide you with online access to make transfers.

For more information, see "Telephone and Internet requests" later in this prospectus. We allow only one request for transfers each day (although that request can cover multiple transfers). If you are unable to reach us via our website, you should send a written transfer request to our Administrative Office.

TRANSFERS THROUGH OUR ADMINISTRATIVE OFFICE. You may submit a written request for a transfer to our Administrative Office.

OUR AUTOMATIC TRANSFER SERVICE

We offer an automatic transfer service. This service allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low, and fewer units if the unit's value is high. Therefore, you may achieve a lower average cost per unit over the long term.

--------------------------------------------------------------------------------
USING THE AUTOMATIC TRANSFER SERVICE DOES NOT GUARANTEE THAT YOU WILL EARN A PROFIT OR BE PROTECTED AGAINST LOSSES.
--------------------------------------------------------------------------------

Our automatic transfer service (also referred to as our "dollar cost averaging service") enables you to make automatic monthly transfers from the EQ/Money Market option to our other variable investment options. You may elect the automatic transfer service with your policy application or at any later time (provided you are not using the asset rebalancing service described below). At least $5,000 must be allocated to the EQ/Money Market option to begin using the automatic transfer service. You can choose up to eight other variable investment options to receive the automatic transfers, but each transfer to each option must be at least $50.

This service terminates when the EQ/Money Market option is depleted. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. You can also cancel the automatic transfer service at any time. You may not simultaneously participate in the asset rebalancing

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS service and the automatic transfer service. This service is not available while the extended no lapse guarantee rider is in effect.

We will not deduct a transfer charge for any transfer made in connection with our automatic transfer service.

OUR ASSET REBALANCING SERVICE

You may wish us to periodically redistribute the amounts you have in our variable investment options so that the relative amount of your policy account value in each variable option is restored to an asset allocation that you select. You can accomplish this automatically through our asset rebalancing service. The rebalancing may be at quarterly, semiannual, or annual intervals.

You may specify asset allocation percentages for all available variable investment options up to a maximum of 50. The allocation percentage you specify for each variable investment option selected must be at least 2% (whole percentages only) of the total value you hold under the variable investment options, and the sum of the percentages must equal 100%. You may not simultaneously participate in the asset rebalancing service and the automatic transfer service (discussed above).

You may request the asset rebalancing service in your policy application or at any later time by completing our enrollment form. At any time, you may also terminate the rebalancing program or make changes to your allocations under the program. Once enrolled in the rebalancing service, it will remain in effect until you instruct us in writing to terminate the service. Requesting an investment option transfer while enrolled in our asset rebalancing service will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your rebalancing service. Changes to your allocation instructions for the rebalancing service (or termination of your enrollment in the service) must be in writing and sent to our Administrative Office.

We will not deduct a transfer charge for any transfer made in connection with our asset rebalancing service. Also, this service will automatically terminate if you elect the paid up death benefit guarantee or your policy is placed on loan extension. This service is not available while the extended no lapse guarantee rider is in effect.

             TRANSFERRING YOUR MONEY AMONG OUR INVESTMENT OPTIONS

7. Accessing your money

--------------------------------------------------------------------------------

BORROWING FROM YOUR POLICY

You may borrow up to 90% of the cash surrender value, less any outstanding loan and accrued loan interest before the policy year in which the insured reaches age 75 (100% thereafter). In your policy, the cash surrender value is equal to the difference between your policy account value and any surrender charges that are in effect under your policy. However, the amount you can borrow will be reduced by any amount that we hold on a "restricted" basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding and reduced for any monthly payments under the Long Term Care Services/SM/ Rider. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. See "Your option to receive a terminal illness living benefit" below. The minimum loan amount generally is $500.

--------------------------------------------------------------------------------
YOU CAN USE POLICY LOANS TO OBTAIN FUNDS FROM YOUR POLICY WITHOUT SURRENDER CHARGES OR, IN MOST CASES, PAYING CURRENT INCOME TAXES. HOWEVER, THE BORROWED AMOUNT IS NO LONGER CREDITED WITH THE INVESTMENT RESULTS OF ANY OF OUR INVESTMENT OPTIONS UNDER THE POLICY.
--------------------------------------------------------------------------------

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan's repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

..   you cannot make transfers or withdrawals of the collateral;

..   we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option; and

..   the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If either the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

LOAN INTEREST WE CHARGE. The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of
(a) 3% or (b) the "Monthly Average Corporate" yield published in Moody's Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first fifteen policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest as a new policy loan.

INTEREST THAT WE CREDIT ON LOAN COLLATERAL. Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy's first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy's 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have an outstanding loan). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%. Because we first offered Incentive Life Legacy(R) II policies in 2009, the interest rate differential has not yet been eliminated under any in-force policies.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy's investment options in the same proportions as if it were a premium payment. If your policy is on loan extension, we transfer the interest to the unloaned guaranteed interest option. If the paid up death benefit guarantee is in effect, we transfer the interest to the investment options in accordance with your allocation instructions on record.

EFFECTS OF A POLICY LOAN. If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy's proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee or the extended no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See "Tax information" below for a discussion of the tax consequences of a policy loan.

PAYING OFF YOUR LOAN. You can repay all or part of your loan at any time. We normally assume that payments you send us are premium

                             ACCESSING YOUR MONEY
payments unless the policy has lapsed and the payment is received during the 61-day grace period. See "Policy "lapse" and termination" in "The minimum amount of premiums you must pay" under "Risk/benefit summary: Policy features, benefits and risks" for more information. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect, the policy is on loan extension or you are receiving monthly payments under the Long Term Care Services/SM/ Rider, will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don't instruct us, in the same proportion as if they were premium payments.

If you are to receive monthly benefit payments under the Long Term Care Services/SM/ Rider, a pro rata portion of the loan and accrued loan interest to that date will be deducted from the monthly benefit payment as a loan repayment. This will reduce the monthly payment otherwise payable to you under the rider.

If the extended no lapse guarantee rider or the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.

LOAN EXTENSION (FOR GUIDELINE PREMIUM TEST POLICIES ONLY)

Loan extension will protect against lapse of your policy due to an outstanding policy loan in certain circumstances. There is no additional charge for the loan extension feature. Your policy will automatically be placed on "loan extension," if at the beginning of any policy month on or following the policy anniversary nearest the insured person's 75th birthday, but not earlier than the 20th policy anniversary, all of the following conditions apply:

..   The net policy account value is not sufficient to cover the monthly deductions then due;

..   The amount of any outstanding policy loan and accrued loan interest is greater than the larger of (a) the current base policy face amount, or
    (b) the initial base policy face amount;

..   You have selected Death Benefit Option A;

..   You have not received a payment under either the living benefits rider or the Long Term Care Services/SM/ Rider;

..   The policy is not in a grace period; and

..   No current or future distributions will be required to be paid from the policy to maintain its qualification as "life insurance" under the Internal Revenue Code.

When a policy goes on loan extension, all of the following will apply:

..   We will collect monthly deductions due under the policy up to the amount in the unloaned policy account value.

..   Any policy account value that is invested in our variable investment options will automatically be transferred to our guaranteed interest option; and no transfers out of the guaranteed interest option may thereafter be made into any of our variable investment options.

..   Loan interest will continue to accrue and we will send you a notice of any loan interest due on or about each policy anniversary. If the loan interest is not paid when due, it will be added to the outstanding loan balance.

..   No additional loans or partial withdrawals may be requested.

..   No changes in face amount or death benefit option may be requested.

..   No additional premium payments will be accepted. Any payments received will be applied as loan repayments. If a loan repayment is made, the repaid amount will become part of the unloaned guaranteed interest option. Any payment in excess of the outstanding loan balance will be refunded to you.

..   All additional benefit riders and endorsements will terminate, including the Long Term Care Services/SM/ Rider.

..   The paid up death benefit guarantee if applicable, may not be elected.

..   The policy will not thereafter lapse for any reason.

On the policy anniversary when the insured attains age 75 and if such policy has been in force for 20 years, and each month thereafter, we will determine whether the policy is on loan extension. You will be sent a letter explaining the transactions that are allowed and prohibited while a policy is on loan extension. Once a policy is on loan extension, it will remain on loan extension during the lifetime of the insured unless the policy is surrendered.

If your policy is on loan extension, the death benefit payable under the policy is the greatest of (a), (b) and (c):

(a)The greater of the policy account value or the outstanding loan and accrued loan interest on the date of the insured's death, multiplied by a percentage shown in your policy;

(b)The outstanding loan and accrued loan interest, plus $10,000; or

(c)The base policy face amount on the date of death.

Other than as outlined above, all terms and conditions of your policy will continue to apply as if your policy is not on loan extension.

MAKING WITHDRAWALS FROM YOUR POLICY

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before

                             ACCESSING YOUR MONEY
the policy anniversary nearest to the insured's attained age 121, provided the paid up death benefit guarantee is not in effect, the policy is not on loan extension and you are not receiving monthly benefit payments under the Long Term Care Services/SM/ Rider. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. If you elected the Long Term Care Services/SM /Rider and selected death benefit Option A, a partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the withdrawal amount. If you selected death benefit Option B, the current long-term care specified amount will not be reduced. See "More information about policy features and benefits: Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus. We will not deduct a charge for making a partial withdrawal. If the extended no lapse guarantee is in effect, there are limitations on partial withdrawals from the variable investment options and different allocation rules apply. See "Extended No Lapse Guarantee Rider" under "More information about policy features and benefits" later in this prospectus.


--------------------------------------------------------------------------------
YOU CAN WITHDRAW ALL OR PART OF YOUR POLICY'S NET CASH SURRENDER VALUE,
ALTHOUGH YOU MAY INCUR TAX CONSEQUENCES BY DOING SO.
--------------------------------------------------------------------------------

EFFECT OF PARTIAL WITHDRAWALS ON INSURANCE COVERAGE. If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar automatic reduction in the policy's face amount (and, hence, an equal reduction in the Option A death benefit). We will not permit a partial withdrawal that would reduce the face amount below $100,000, or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed later in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy's no lapse guarantee and the extended no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay policy charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to "Tax information" below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see "Paid up death benefit guarantee" in "More information about policy features and benefits."

SURRENDERING YOUR POLICY FOR ITS NET CASH SURRENDER VALUE

You can surrender (give us back) your policy for its "net cash surrender value" at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is "restricted" as a result of previously distributed "terminal illness living benefits," and further reduced for any monthly benefit payments made under the Long Term Care Services/SM/ Rider (see "Other benefits you can add by rider: Long Term Care Services/SM/ Rider" later in this prospectus), and minus any surrender charge that then remains applicable. The surrender charge is described in "Charges and expenses you will pay" earlier in this prospectus.

Please refer to "Tax information" below for the possible tax consequences of surrendering your policy.

YOUR OPTION TO RECEIVE A TERMINAL ILLNESS LIVING BENEFIT

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $500,000) of the policy's death benefit (excluding death benefits payable under certain other policy riders), if the insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by MONY America or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.


If you receive a living benefit on account of terminal illness , the Long Term Care Services/SM/ Rider for chronic illness benefits, if elected and before continuation of coverage under any Nonforfeiture Benefit, will terminate and no further benefits will be payable under the Long Term Care Services/SM/ Rider. Long Term Care Services/SM/ Rider charges will also stop. In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee and your policy cannot be placed on loan extension. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a "lien" we establish against your policy.)


When we pay a living benefit, we automatically transfer a pro rata portion of your policy's net cash surrender value to the policy's guaranteed interest option. This amount, together with the interest we charge thereon, will be "restricted"-- that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy's value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See "Tax information" below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

--------------------------------------------------------------------------------
YOU CAN ARRANGE TO RECEIVE A "LIVING BENEFIT" IF THE INSURED PERSON BECOMES TERMINALLY ILL.
--------------------------------------------------------------------------------

                             ACCESSING YOUR MONEY

8. Tax information

--------------------------------------------------------------------------------

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident and has an insurable interest in the insured. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax advisor.

BASIC INCOME TAX TREATMENT FOR YOU AND YOUR BENEFICIARY

An Incentive Life Legacy(R) II policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code (the "Code") and (b) as long as the investments made by the underlying Portfolios satisfy certain investment diversification requirements under Section 817(h) of the Code. The following discussion assumes that the policies meet these requirements and, therefore, that generally:

..   the death benefit received by the beneficiary under your policy generally will not be subject to federal income tax; and

..   increases in your policy account value as a result of interest or investment experience will not be subject to federal income tax, unless and until there is a distribution from your policy, such as a surrender, a partial withdrawal, loan or a payment to you.

The IRS, however, could disagree with our position such that certain tax consequences could be other than as described. There may also be different tax consequences if you assign your policy, transfer an interest therein or designate a new owner. See "Assigning your policy" later in this prospectus. See also special rules below for "Business and employer owned policies," and for the discussion of insurable interest under "Other information."

TAX TREATMENT OF DISTRIBUTIONS TO YOU (LOANS, PARTIAL WITHDRAWALS, AND FULL SURRENDER; IMPACT OF CERTAIN POLICY CHANGES AND TRANSACTIONS)

The federal income tax consequences of a distribution from your policy depend on whether your policy is a "modified endowment contract" (sometimes also referred to as a "MEC"). In all cases, however, the character of any income described below as being taxable to the recipient will be ordinary income (as opposed to capital gain).

TESTING FOR MODIFIED ENDOWMENT CONTRACT STATUS. Your policy will be a "modified endowment contract" if, at any time during the first seven years of your policy, you have paid a cumulative amount of premiums that exceeds the cumulative seven-pay limit. The cumulative seven-pay limit is the amount of premiums that you would have paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid up future benefits after the payment of seven equal annual premiums. ("Paid up" means that no future premiums would be required.) This is called the "seven-pay" test.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the policy account value at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option, a requested increase in the policy's face amount or certain other changes.

If your policy's benefits are reduced during its first seven years (or within seven years after a material change), the seven-pay limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a requested decrease in face amount, the termination of additional benefits under a rider or, in some cases, a partial withdrawal or a change in death benefit option.) If the premiums previously paid are greater than the recalculated (lower) seven-pay limit, the policy will become a modified endowment contract.

A life insurance policy that you receive in exchange for a modified endowment contract will also be considered a modified endowment contract.

In addition to the above premium limits for testing for modified endowment status, federal income tax rules must be complied with in order for it to qualify as life insurance. Changes made to your policy, for example, a decrease in face amount (including any decrease that may occur as a result of a partial withdrawal), a change in death benefit option, or other decrease in benefits may impact the maximum amount of premiums that can be paid, as well as the maximum amount of policy account value that may be maintained under the policy. If you have elected the cash value accumulation test, such changes may also impact the maximum amount of cash surrender value that may be maintained under the policy. In some cases, a change may cause us to take current or future action in order to assure that your policy continues to qualify as life insurance, including distribution of amounts to you that may be includible as income. These tax rules may also result in a higher death benefit applying, not withstanding a requested decrease in face amount. See "Changes we can make" later in this prospectus.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS NOT A MODIFIED ENDOWMENT CONTRACT. As long as your policy remains in force as a non-modified endowment contract, policy loans will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan will generally not be tax deductible, although interest credited on loan collateral may become taxable under the rules below if distributed. Also, see below for taxation of loans upon surrender or termination of your policy.

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If you make a partial withdrawal after the first 15 years of your policy, the proceeds will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your policy that were not taxable.) During the first 15 years, however, the proceeds from a partial withdrawal could be subject to federal income tax, under a complex formula, to the extent that your policy account value exceeds your basis.

Upon full surrender, any amount by which the proceeds we pay (including amounts we use to discharge any policy loan and unpaid loan interest) exceed your basis in the policy will be subject to federal income tax. IN ADDITION, IF A POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN-OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION AND COULD BE SUBJECT TO TAX UNDER THE FOREGOING RULES. Finally, if you make an assignment of rights or benefits under your policy, you may be deemed to have received a distribution from your policy, all or part of which may be taxable.

TAXATION OF PRE-DEATH DISTRIBUTIONS IF YOUR POLICY IS A MODIFIED ENDOWMENT CONTRACT. Any distribution from your policy will be taxed on an "income-first" basis if your policy is a modified endowment contract. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or withdrawal. Any such distributions will be considered taxable income to you to the extent your policy account value exceeds your basis in the policy. (For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your policy that was considered taxable income to you.)

For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by MONY America (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year are treated as if they were a single contract.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to (i) taxpayers whose actual age is at least 59 1/2,
(ii) distributions in the case of a disability (as defined in the Code) or
(iii) distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.

IF YOUR POLICY TERMINATES AFTER A GRACE PERIOD, THE EXTINGUISHMENT OF ANY THEN OUTSTANDING POLICY LOAN AND UNPAID LOAN INTEREST WILL BE TREATED AS A DISTRIBUTION (to the extent the loan was not previously treated as such) and could be subject to tax, including the 10% penalty tax, as described above. In addition, upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

Distributions that occur during a year of your policy in which it becomes a modified endowment contract, and during any subsequent years, will be taxed as described in the four preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

RESTORATION OF A TERMINATED POLICY. For tax purposes, some restorations of a policy that terminated after a grace period may be treated as the purchase of a new policy. Since tax laws and regulations and their application may have changed by such time, there can be no assurance that we can reinstate the policy to qualify as life insurance under future tax rules.

TAX TREATMENT OF LIVING BENEFITS RIDER OR LONG TERM CARE SERVICES/SM/ RIDER UNDER A POLICY WITH THE APPLICABLE RIDER


LIVING BENEFITS RIDER. Amounts received under an insurance policy on the life of an individual who is terminally ill, as defined by the tax law, are generally excludable from gross income as an accelerated death benefit. We believe that the benefits provided under our living benefits rider meet the tax law's definition of terminally ill under section 101(g) of the Code and can qualify for this income tax exclusion.

If the owner and the insured person are not the same, the exclusion for accelerated death benefits for terminal illness or a chronic illness does not apply if the owner (taxpayer) has an insurable interest with respect to the life of the insured person by reason of the insured person being an officer, employee or director of the taxpayer or by reason of the insured person being financially interested in any trade or business carried on by the taxpayer.

LONG-TERM CARE SERVICES/SM/ RIDER. Benefits received under the Long-Term Care Services/SM/ Rider are intended to be treated, for Federal income tax purposes, as accelerated death benefits under the Code on the life of a chronically ill insured person receiving qualified long-term care services within the meaning of section 7702B of the Code. The benefits are intended to qualify for exclusion from income subject to the limitations of the Code with respect to a particular insured person. Receipt of these benefits may be taxable and may reduce your investment in the policy. Generally income exclusion for all long-term care type payments from all sources with respect to an insured person will be limited to the higher of the Health Insurance Portability and Accountability Act ("HIPAA") per day limit or actual costs incurred by the taxpayer on behalf of the insured person.

The Long-Term Care Services/SM/ Rider is intended to be a qualified long-term care insurance contract under section 7702B(b) of the Code. Charges for the Long-Term Care Services/SM/ Rider are generally not considered deductible for income tax purposes. Assuming the rider qualifies as intended, charges will reduce your investment in the policy for income tax purposes (but not below zero) but will not be taxable. Please see "Policy variations" and "State policy availability and/or variations of certain features and benefits" Appendices later in this prospectus for more information on previously issued riders and state variations.

Any adjustments made to your policy death benefit, face amount and other values as a result of Long-Term Care Services/SM/ Rider benefits paid will also generally cause us to make adjustments with respect to your policy under federal income tax rules for testing premiums paid, your tax basis in your policy, your overall premium limits and the seven-pay period and seven-pay limit for testing modified endowment contract status.


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                                TAX INFORMATION

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It is not clear whether the exclusion for accelerated death benefits on account of chronically-ill insureds applies to benefits under a qualified long-term care insurance policy for owners whose insurable interests arise from business-type policies. Please see "Policy variations" and "State policy availability and/or variations of certain features and benefits" Appendices later in this prospectus for more information on previously issued riders and state variations.

UNDER EITHER RIDER, if the owner and insured person are not the same, other tax considerations may also arise in connection with a transfer of benefits received to the insured person, for example, gift taxes in personal settings, compensation income in the employment context and inclusion of life insurance policy proceeds for estate tax purposes in certain trust owned situations. Under certain conditions, a gift tax exclusion may be available for certain amounts paid on behalf of a donne to the provider of medical care.


BUSINESS AND EMPLOYER OWNED POLICIES

Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.

REQUIREMENTS FOR INCOME TAX FREE DEATH BENEFITS. Federal tax law imposes additional requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, annual tax reporting and recordkeeping requirements on the employer and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy, otherwise benefits may lose their tax favored treatment.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.

LIMITATIONS ON INTEREST DEDUCTIBILITY FOR BUSINESS OWNED LIFE
INSURANCE. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences. A recent proposal, if enacted, could narrow the exception to 20% owners unless the policy is grandfathered.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.

In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. The above limitation is in addition to rules limiting interest deductions on policy loans against business-owned life insurance. Special rules apply to insurance company owners of policies which may be more restrictive.

REQUIREMENT THAT WE DIVERSIFY INVESTMENTS

Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Failure to comply with these regulations would disqualify your policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on any income and gains under the policy and the death benefit proceeds would lose their income tax-free status. These consequences would continue for the period of the disqualification and for subsequent periods. Through the Portfolios, we intend to comply with the applicable diversification requirements, though no assurances can be given in this regard.

ESTATE, GIFT, AND GENERATION-SKIPPING TAXES

If the policy's owner is the insured person, the death benefit will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, and the owner dies before the insured person, the value of the policy would be includable in the owner's estate. If the owner is neither the insured person nor the beneficiary, the owner will be considered to have made a gift to the beneficiary of the death benefit proceeds when they become payable.


In general, a person will not owe estate or gift taxes until gifts made by such person, plus that person's taxable estate, total at least $5 million indexed for inflation ($5.250 million in 2013). A portability rule generally permits a surviving spouse to carryover the unused portion of their deceased spouse's exclusion amount.

Certain amounts may be deductible or excludable, such as gifts and bequests to a person's spouse or charitable institutions, as well as for certain gifts per recipient per year ($14,000 for 2013, indexed for inflation).


As a general rule, if you make a "transfer" to a person two or more generations younger than you, a generation-skipping tax may be payable. Generation-skipping transactions would include, for

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                                TAX INFORMATION

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exam  ple, a case where a grandparent "skips"
his or her children and names his or her grandchildren as a policy's beneficiaries. In that case, the generation-skipping "transfer" would be deemed to occur when the insurance proceeds are paid. The generation-skipping tax rates are similar to the maximum estate tax rates in effect at the time. Individuals are generally allowed an aggregate generation-skipping tax exemption of the same $5 million amount discussed above for estate and gift taxes, but without portability.


The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of policy proceeds will be treated for purposes of federal estate, gift and generation-skipping taxes, as well as state and local estate, inheritance and other taxes. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

If this policy is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift and generation skipping tax rules.

If this policy is being purchased pursuant to a split-dollar arrangement, you should also consult your tax advisor for advice concerning the effect of IRS Notice 2002-8 and recent proposed and final regulations regarding split-dollar arrangements on your split-dollar arrangement. The transition and grandfathering rules, among other items, should be carefully reviewed. A material modification to an existing arrangement may result in a change in tax treatment.

PENSION AND PROFIT-SHARING PLANS

There are special limits on the amount of insurance that may be purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) or 403 of the Code. In addition, the federal income tax consequences will be different from those described in this prospectus. These rules are complex, and you should consult a qualified tax advisor.

SPLIT-DOLLAR AND OTHER EMPLOYEE BENEFIT PROGRAMS

Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. Employees may have imputed income for the value of any economic benefit provided by the employer. There may be other tax implications, as well. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under Section 409A of the Code, which broadens the definition of deferred compensation plans, and subjects such plans to new requirements. Further certain split-dollar arrangements may come within the rules for business and employer owned policies. Among other issues, policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

In 2002 the IRS issued Notice 2002-8 concerning the taxation of split-dollar life insurance arrangements as well as regulations in both 2002 and 2003. They provide for taxation under one of two mutually exclusive regimes depending upon the structure of the arrangement. These are a loan regime and an economic benefit regime. Transition and grandfathering rules, among other items, should be carefully reviewed when considering such arrangements. A material modification to an existing arrangement may result in a change in tax treatment. In addition, public corporations (generally publicly traded or publicly reporting companies) and their subsidiaries should consider the possible implications on split-dollar arrangements of the Securities Exchange Act of 1934 which generally prohibit certain direct or indirect loans to executive officers or directors. At least some split-dollar arrangements could be deemed to involve loans within the purview of that section.

ERISA

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974. There may also be other implications. You should consult a qualified legal advisor.

OUR TAXES

The operations of our separate accounts are reported in our federal income tax return. Separate account investment income and capital gains, however, are, for tax purposes, reflected in our variable life insurance policy reserves. Currently we pay no taxes on such income and gains and impose no charge for such taxes. We reserve the right to impose a charge in the future for taxes incurred by us that are allocable to the policies.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

WHEN WE WITHHOLD TAXES FROM DISTRIBUTIONS

Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you and may not always follow federal rules. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen. For Puerto Rico and other jurisdictions, income is considered U.S. source income.

POSSIBILITY OF FUTURE TAX CHANGES AND OTHER TAX INFORMATION

The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies or increase the taxes we pay in connection with such policies. This could include special rules for tax-exempt entities as well as for corporate or business use of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement

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                                TAX INFORMATION

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systems. For example, a President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules including certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. More recently, in connection with deficit reduction and tax reform, proposals have been considered to eliminate some or all taxable expenditures or tax preferences together with some lowering of tax rates. We cannot predict what if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new or clarifying interpretations of existing law. Some areas of possible future guidance include new rules for testing for policies issued on a special risk class basis. As a result, there are areas of some uncertainty even under current laws, such that future tax consequences of a policy could be other than as described herein.

State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change or change in interpretation. Any changes in federal, state, local or foreign tax law or interpretations could have a retroactive effect both on our taxes and on the way your policy is taxed or the tax benefit of life insurance policies. As explained later under "Cost of insurance charge," the policy charges and tax qualification are based upon 2001 Commissioner's Standard Ordinary (CSO) tables. New tables may be developed in the future and apply to new policies. Certain safe harbors may be available under federal tax rules to permit certain policy changes without losing the ability to use 2001 CSO based tables for testing. If we determine that certain future changes to your policy would cause it to lose its ability to be tax tested under the 2001 CSO mortality tables, we intend to refuse such transactions which might have otherwise been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 2001 CSO based tables.

OTHER INFORMATION

There are a number of tax benefits associated with variable life insurance policies. For tax benefits to be available, the policy owner must have an insurable interest in the life of the insured under applicable state laws. Requirements may vary by state. A failure can, among other consequences, cause the policy owner to lose anticipated favorable federal tax treatment generally afforded life insurance.

For tax benefits to continue, the policy must continue to qualify as life insurance. We reserve the right to restrict transactions that we determine would cause your policy to fail to qualify as life insurance under federal tax law. We also reserve the right to decline to make any change that may cause your policy to lose its ability to be tested for federal income tax purposes under the 2001 Commissioners Standard Ordinary Mortality Tables.

In addition to other requirements, federal tax law requires that the insurer, and not the policy owner, have control of the underlying investment assets for the policy to qualify as life insurance.

You may make transfers among Portfolios of MONY America Variable Account L, but you may not direct the investments each Portfolio makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance. You would be treated as the owner of separate account assets and be currently taxed on any income or gain the assets generate.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether a policy owner can have too much investor control if the variable life policy offers a large number of investment options in which to invest policy account values and/or the ability to make frequent transfers available under the policy. Although the Treasury Department announced several years ago that it would provide formal guidance on this issue, guidance as of the date of this prospectus has been limited. We do not know if the IRS will provide any further guidance on the issue. If guidance is provided, we do not know if it would apply retroactively to policies already in force.

We believe that our variable life policies do not give policy owners investment control over the investments underlying the various investment options; however, the IRS could disagree with our position. The IRS could seek to treat policy owners with a large number of investment options and/or the ability to freely transfer among investment options as the owners of the underlying Portfolio's shares. Accordingly, we reserve the right to modify your policy as necessary to attempt to prevent you from being considered the owner of your policy's proportionate share of the assets of MONY America Variable Account L.

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9. More information about policy features and benefits

--------------------------------------------------------------------------------

GUARANTEE PREMIUM TEST FOR NO LAPSE GUARANTEES

We offer two guarantees against policy lapse that depend on your having paid specified amounts of premiums. We refer to these guarantees as our "no lapse guarantee" and our optional "extended no lapse guarantee rider" and you can read more about them in "You can guarantee that your policy will not terminate before a certain date" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this Prospectus. You can also read more about our extended no lapse guarantee rider in "Extended No Lapse Guarantee Rider" later in this section.

GUARANTEE PREMIUM TEST. If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date less any partial withdrawals (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for either the no lapse guarantee or extended no lapse guarantee rider and guarantee premiums for any optional benefit riders (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that any policy loan and accrued loan interest does not exceed the policy account value and provided that one of the guarantees is still in effect.

GUARANTEE PREMIUMS. The amounts of the monthly guarantee premiums for the no lapse guarantee are set forth in your policy. The amounts of the monthly guarantee premiums for any elected extended no lapse guarantee rider are set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of the insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy or the long-term care specified amount changes, or a rider is eliminated, or if there is a change in the insured person's risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period or the extended no lapse guarantee period beyond its original number of years.

PAID UP DEATH BENEFIT GUARANTEE

Subject to our approval, you may elect the "paid up" death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy's death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy's death benefit and potential policy lapse. You may elect this benefit provided:

..   the insured's attained age is not more than 120;

..   you have death benefit Option A in effect (see "About your life insurance benefit" in "Risk/benefit summary: Policy features, benefits and risks," earlier in this prospectus);

..   we are not waiving monthly charges under the terms of a disability waiver rider;

..   you have not received any payment under a living benefits rider or under the Long Term Care Services/SM/ Rider;

..   the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

..   the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

..   the policy is not on loan extension. (For more information about loan extension, see "Accessing your money" earlier in this prospectus;

..   the election would not reduce the face amount (see below) below $100,000;

..   no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

..   You agree to re-allocate your fund values to the guaranteed interest option and the AXA Strategic Allocation Series investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See "Restrictions on allocations and transfers," below).


The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate, except for any charitable legacy rider or living benefits rider providing benefits for terminal illness. The policy's net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy's face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

If you elect the paid up death benefit guarantee, the Long-Term Care Services/SM/ Rider will automatically terminate subject to any Nonforfeiture Benefit, if elected.

Our paid up death benefit guarantee is not available if you received monthly benefit payments under the Long-Term Care Services/SM/ Rider before continuation of coverage under any Nonforfeiture Benefit.

Please see Appendix II later in this prospectus for rider variations.


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POSSIBLE REDUCTION OF FACE AMOUNT. The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the then age of the insured person. The factors are set forth in your policy. As a general matter, the factors change as the insured person ages so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than $100,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See "Risk/benefit summary:
Charges and expenses you will pay" earlier in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See "Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)" under "Tax information."

RESTRICTIONS ON ALLOCATIONS AND TRANSFERS. While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the AXA Strategic Allocation Series investment options. (See "About the Portfolios of the Trusts" for the listing of AXA Strategic Allocation Series investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our AXA Strategic Allocation Series investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.

OTHER EFFECTS OF THIS GUARANTEE. After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

..   premium payments

..   partial withdrawals

..   changes to the policy's face amount or death benefit option

..   any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See "Tax treatment of distributions to you" under "Tax information" earlier in this prospectus.)

TERMINATION OF THIS GUARANTEE. You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy's grace period provision. The guarantee will also terminate if we make payment under the living benefits rider or the Long Term Care Services/SM/ Rider. If the guarantee terminates for any reason, it cannot be restored at a later date.

OTHER BENEFITS YOU CAN ADD BY RIDER

When you purchase this policy, you may be eligible for the following other optional benefits we currently make available by rider:

..   extended no lapse guarantee -- Described below.

..   Long Term Care Services/SM/ Rider -- Described below.

..   disability deduction waiver -- This rider waives the monthly charges from the policy account value if the insured is totally disabled, as defined in the rider, for at least six consecutive months and the disability began prior to the policy anniversary nearest the insured's 60th birthday. If total disability begins on or after this date, the monthly charges are waived to the earlier of the policy anniversary nearest the insured's age 65 or the termination of disability. Issue ages are 0-59. However coverage is not provided until the insured's fifth birthday. The maximum amount of coverage is $3,000,000 for all MONY America and affiliates' policies in-force and applied for.

..   option to purchase additional insurance -- This rider allows you to purchase a new policy for the amount of the option, on specific dates, without evidence of insurability. The minimum option amount is $25,000 and the maximum amount is $100,000. Issue ages are 0-37. The maximum amount of coverage is $100,000 for all MONY America and affiliates' policies in-force and applied for.

..   children's term insurance -- This rider provides term insurance on the lives of the insured's children, stepchildren and legally adopted children who are between the ages of 15 days to 18 years. The insured under the base policy must be between the ages of 17 and 55. The maximum amount of coverage is $25,000 for all MONY America and affiliates' policies in-force and applied for.

..   charitable legacy rider-Described below.

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We add the following benefits automatically at no charge to each eligible policy:

..   substitution of insured person rider -- (see "You can change your policy's insured person" under "More information about procedures that apply to your policy.")

..   living benefits rider -- (see "Your option to receive a terminal illness living benefit" under "Accessing your money.")

..   paid up death benefit guarantee -- (see "Paid up death benefit guarantee"
    earlier in this section).

..   loan extension endorsement -- (see "Loan extension (for guideline premium test policies only)" under "Accessing your money.")

MONY America or your financial professional can provide you with more information about these riders. Some of these benefits may be selected only at the time your policy is issued. Some benefits are not available in combination with others or may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also "Tax information" earlier in this prospectus for certain possible tax consequences and limitations of deleting riders or changing the death benefits under a rider.

EXTENDED NO LAPSE GUARANTEE RIDER. An optional rider may be elected at issue subject to our underwriting requirements that provides for a longer no lapse guarantee period than the one in your base policy. The chart below details the issue age and extended no lapse guarantee period for the rider.

-------------------------------------------------
 ISSUE AGE  EXTENDED NO LAPSE GUARANTEE PERIOD
-------------------------------------------------
  0-35      40 years from issue age

  36-45     Period extends until attained age 75

  46-60     30 years from issue age
  61-70     Period extends until attained age 90
-------------------------------------------------

If you elect this rider at issue, the investment options available to you will be restricted to the guaranteed interest option and the AXA Strategic Allocation Series investment options. You must provide proper allocation instructions at the time you apply for this policy in order to have your policy issued with this rider.

This rider, while in force, will prevent your policy from lapsing provided that all of the following conditions apply:

..   The rider has not terminated;

..   The guarantee premium test for no lapse guarantees has been satisfied (see
    "Guarantee premium test for no lapse guarantees" under "More information about policy features and benefits");

..   The death benefit option under the policy has been Option A since it was issued; and

..   Any policy loan and accrued loan interest does not exceed the policy account value.

The monthly cost of this rider varies based on the individual characteristics of the insured and the face amount of the policy. A change to the policy's face amount may affect the cost of this rider. See "Risk/benefit summary: Charges and expenses you will pay" for more information on the charges we deduct for this rider. The rider will terminate upon our receipt of your written request to terminate or on the effective date of a change to death benefit Option B during the extended no lapse guarantee period. This rider cannot be reinstated once terminated.

At issue and while the rider is in effect, we currently limit your investment options under the policy to the AXA Strategic Allocation Series investment options and the guaranteed interest option. We also limit your premium allocations, transfers from the variable investment options to the guaranteed interest option and partial withdrawals from the variable investment options, as described below and loan repayments as described in "Accessing your money" earlier in this prospectus.

.. PREMIUM ALLOCATIONS. You may instruct us to allocate up to 25% of your net premiums to the guaranteed interest option. The net premiums allocated to the guaranteed interest option will be limited to an amount so that the value in the guaranteed interest option does not exceed 25% of your total unloaned policy account value. Any portion of a net premium that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts for the variable investment options that you specified for that particular premium. If you did not specify, we will allocate that portion of the net premium in proportion to the premium allocation instructions for the variable investment options on record.

.. TRANSFERS FROM THE VARIABLE INVESTMENT OPTIONS TO THE GUARANTEED INTEREST OPTION. You may make a transfer from one or more of the variable investment options to the guaranteed interest option as long as the transfer would not cause your value in the guaranteed interest option to exceed 25% of the total unloaned policy account value. Otherwise, we will reject the transfer request. If, at the time of a transfer request, the value of the guaranteed interest option already makes up 25% or more of your total unloaned policy account value, we will reject the transfer.

.. PARTIAL WITHDRAWALS FROM THE VARIABLE INVESTMENT OPTIONS. Partial withdrawals from the variable investment options will be limited to an amount that will not result in your value in the guaranteed interest option exceeding 25% of your total unloaned policy account value. Any portion of the partial withdrawal not taken from the variable investment options will be taken from the guaranteed interest option. If you tell us how much of the partial withdrawal is to come from the values in each of your variable investment options, the total amount taken from the variable investment options will be divided among investment options in proportion to the amounts to be withdrawn from the investment options as you have specified. If you do not tell us, or if we are unable to make the withdrawal in this manner, the amount taken from the variable investment options will be divided among all of your variable investment options in proportion to your values in each.

..   RIDER TERMINATION. The extended no lapse guarantee rider will terminate on the earliest of the following:

   -- the date your policy ends without value at the end of a grace period;

   -- the date you surrender your policy;

   -- the expiration date of the extended no lapse guarantee period shown in your policy;

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   -- the effective date of a change to death benefit Option B, during the extended no lapse guarantee period;

   -- the effective date of the election of the paid up death benefit guarantee;

   -- the date that a new insured person is substituted for the original insured person;

   -- the effective date of a requested increase in face amount during the extended no lapse guarantee period and after attained age 70 of the insured;

   -- the date the policy goes on loan extension; or

   -- the beginning of the policy month that coincides with or next follows the date we receive your written request to terminate the rider.

This rider cannot be reinstated once it has been terminated.


LONG TERM CARE SERVICES/SM/ RIDER. (PLEASE SEE APPENDICES II AND III LATER IN THIS PROSPECTUS FOR RIDER VARIATIONS.) The rider provides for the acceleration of all or part of the policy death benefit as a payment each month as a result of the insured person being a chronically ill individual who is receiving qualified long-term care services in accordance with a plan of care./(1)/ Benefits accelerated under this rider will be treated as a lien against the policy death benefit unless benefits are being paid under the optional Nonforfeiture Benefit. While this rider is in force and before any continuation of coverage under the optional Nonforfeiture Benefit, if elected, policy face amount increases and death benefit option changes from Option A to Option B are not permitted.

An individual qualifies as "chronically ill" if he has been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.

Benefits are payable once we receive: 1) a written certification from a U.S. licensed health care practitioner that the insured person is a chronically ill individual and is receiving qualified long-term care services in accordance with a plan of care; 2) proof that the "elimination period," as discussed below, has been satisfied; and 3) written notice of claim and proof of loss in a form satisfactory to us. In order to continue monthly benefit payments, we require recertification by a U.S. licensed health care practitioner every twelve months from the date of the initial or subsequent certification that the insured person is still a chronically ill individual receiving qualified long-term care services in accordance with a plan of care. Otherwise, unless earlier terminated due to a change in status of the insured or payout of the maximum total benefit amount, benefit payments will terminate at the end of the twelve month period. We also, at our own expense, may have the insured person examined as often as we may reasonably require during a period of coverage. This rider may not cover all of the costs associated with long-term care services during the insured person's period of coverage.

The monthly rate charged for this rider varies based on the insured person's sex, issue age, class of risk and tobacco user status, as well as the benefit percentage selected and whether you selected the rider with or without the optional Nonforfeiture Benefit. See "Risk/benefit summary: Charges and expenses you will pay" earlier in this prospectus for more information on the charges we deduct for this rider.

If the net policy value is insufficient to cover the total monthly deductions for the base policy and any riders while benefits under this rider are being paid, we will not lapse the policy. While monthly benefits under the Long-Term Care Services/SM/ Rider are being paid, we will waive the monthly charge for the Long-Term Care Services/SM/ Rider.

We will pay up to the maximum total benefit for qualified long-term care services for the insured person for the duration of a period of coverage. During any period of coverage, the maximum total benefit is determined as of the first day of that period of coverage.

For policies with death benefit Option A, the maximum total benefit is equal to the current long-term care specified amount. For policies with death benefit Option A, the initial long term care specified amount is equal to the face amount of the base policy at issue multiplied by the acceleration percentage. You can select an acceleration percentage between 20% and 100%, subject to the minimum initial long-term care specified amount of $100,000.

For policies with death benefit Option B, the maximum total benefit is equal to the current long-term care specified amount, plus the policy account value. For policies with death benefit Option B, the initial long term care specified amount is equal to the face amount of the base policy multiplied by 100%. You do not select an acceleration percentage.

During any Period of coverage (see below), the maximum Total Benefit is determined as of the first day of that Period of coverage.

The initial long-term care specified amount may change due to subsequent policy transactions and will be reduced at the end of a period of coverage to reflect benefits paid during that period of coverage. Any request for a decrease in the policy face amount may reduce the current long-term care specified amount to an amount equal to the lesser of: (a) the new policy face amount multiplied by the acceleration percentage selected, or (b) the long-term care specified amount immediately prior to the face amount decrease. If you selected death benefit Option A, any partial withdrawal will reduce the current long-term care specified amount by the amount of the withdrawal, but not to less than the policy account value minus the amount of the withdrawal. If you selected death benefit Option B, the current long-term care specified amount will not be reduced.

The maximum monthly benefit is the maximum amount we or an affiliated company will pay in a month for qualified long-term care services for the insured person. Affiliates include AXA Equitable Life Insurance Company, AXA Equitable Life and Annuity Company, MONY Life Insurance Company, and U.S. Financial Life Insurance Company. The maximum monthly benefit payment amount that you can purchase from the issuer and its affiliates is limited to $50,000 per month, per insured person. At issue, the maximum monthly benefit is equal to the long-term care specified amount multiplied by the benefit percentage selected. After that, the maximum monthly benefit is equal to the maximum total benefit as of the first day of the first period of coverage, or on the date coverage under the Nonforfeiture Benefit begins, if earlier, multiplied by the benefit percentage selected.

-------------

(1)For a more complete description of the terms used in this section and conditions of this rider please consult your rider policy form.


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Each month, the monthly benefit payment (a portion of which will be applied to repay any outstanding policy loan) for qualified long-term care services for the insured person is the lesser of:

1. the maximum monthly benefit (or lesser amount as requested, however, this may not be less than $500); or

2. the monthly equivalent of 200% of the per day limit allowed by the Health Insurance Portability and Accountability Act or "HIPAA." (We reserve the right to increase this percentage.) To find out the current per day limit allowed by HIPAA, go to www.irs.gov. We may also include this information in your policy's annual report.

We will pay a proportionate amount of the monthly benefit payment for services rendered for less than a full month.

When benefits are paid under this rider, we establish an accumulated benefit lien. This accumulated benefit lien amount will equal the cumulative amount of rider benefits paid (including any loan repayments) during a period of coverage. We deduct the accumulated benefit lien amount from the base policy death benefit if the insured person dies before the end of a period of coverage. We also reduce the cash surrender value, as described below.

.. ELIMINATION PERIOD. The Long-Term Care Services/SM/ Rider has an elimination period that is the required period of time while the rider is in force that must elapse before any benefit is available to the insured person under this rider. The elimination period is 90 days, beginning on the first day of any qualified long-term care services that are provided to the insured person. Generally, benefits under this rider will not be paid until the elimination period is satisfied, and benefits will not be retroactively paid for the elimination period. The elimination period can be satisfied by any combination of days of a long-term care facility stay or days of home health care. The days do not have to be continuous, but the elimination period must be satisfied within a consecutive period of 24 months starting with the month in which such services are first provided. If the elimination period is not satisfied within this time period, you must submit a new claim for benefits under this rider. This means that a new elimination period of 90 days must be satisfied within a new 24 month period. The elimination period must be satisfied only once while this rider is in effect.

.. PERIOD OF COVERAGE. The period of coverage is the period of time during which the insured person receives services that are covered under the Long-Term Care Services/SM/ Rider and for which benefits are payable. This begins on the first day covered services are received after the end of the elimination period. A period of coverage will end on the earliest of the following dates:

1. the date we receive the notice of release which must be sent to us when the insured person is no longer receiving qualified long-term care services;

2. the date we discover the insured person is no longer receiving Qualified Long-Term Care Services in accordance with the Plan of Care written for that Period of Coverage;

3. the date you request that we terminate benefit payments under this rider;

4. the date the accumulated benefit lien amount equals the maximum total benefit (or if your coverage is continued as a Nonforfeiture benefit, the date the maximum total Nonforfeiture benefit has been paid out);

5. the date you surrender the policy (except to the extent of any Nonforfeiture Benefit you may have under the rider);

6. the date we make a payment under the living benefits rider (for terminal illness) if it occurs before coverage is continued as a Nonforfeiture Benefit; or

7. the date of death of the insured person.

During a period of coverage before coverage is continued as a Nonforfeiture
Benefit:

1. Partial withdrawals, face amount decreases and premium payments are not permitted.

2. The policy death benefit will not be less than the maximum total benefit.

3. Each monthly benefit payment will increase the accumulated benefit lien amount by the amount of the payment--including any loan repayment. The accumulated benefit lien amount will be deducted from the policy death benefit in determining the insurance benefit we pay.

4. For the purposes of determining the cash surrender value of this policy, the policy face amount and the unloaned policy account value will be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount. Any applicable surrender charge will be reduced on a pro rata basis for the reduction in the policy face amount.

5. If there is an outstanding policy loan (and accrued loan interest) at the time we make a benefit payment, an amount equal to a percentage of the loan and accrued loan interest will be deducted from the monthly benefit payment and used as a loan repayment and will reduce the amount otherwise payable to you. This percentage will equal the monthly benefit payment divided by the portion of the maximum total benefit that we have not accelerated to date.

6. The loan extension and paid up death benefit guarantee endorsements will no longer be applicable at any time once benefits are paid under this rider.

7. Transfers of any unloaned policy account value allocated to the guaranteed interest option or to the variable investment options are permitted. We do, however, reserve the right to restrict the variable investment options available to you during a period of coverage. If we exercise this right, we will notify you of such restrictions in advance.



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After a period of coverage ends before coverage is continued as a Nonforfeiture
Benefit:

1. The base policy face amount and the unloaned policy account value will each be reduced by a percentage. For policies with death benefit Option A, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount. For policies with death benefit Option B, the percentage will be equal to the accumulated benefit lien amount divided by the base policy face amount plus the unloaned policy account value. For all policies, the percentage will not be more than 100% and the unloaned policy account value will not be reduced by more than the accumulated benefit lien amount.

2. Any applicable surrender charges will be reduced on a pro rata basis for the reduction in the policy face amount.

3. The long-term care specified amount will be reduced by a percentage equal to the accumulated benefit lien amount, divided by the maximum total benefit. If after this calculation, the long-term care specified amount would be greater than the base policy face amount, the long-term care specified amount will be further reduced to the base policy face amount.

4. For any subsequent period of coverage, the maximum monthly benefit will be equal to the maximum monthly benefit during the initial period of coverage.

5. The premium fund values that are used by us to determine whether a guarantee against policy lapse or a guarantee of death benefit protection is in effect will also be reduced pro rata to the reduction in the base policy face amount.

6. Any remaining balance for an outstanding loan and accrued loan interest will not be reduced.

7. The accumulated benefit lien amount is reset to zero.

The reduction in your policy account value will reduce your unloaned value in the guaranteed interest option and your values in the variable investment options in accordance with your monthly deduction allocation percentages then in effect. If we cannot make the reduction in this way, we will make the reduction based on the proportion that your unloaned values in the guaranteed interest option and your values in the variable investment options bear to the total unloaned value in your policy account.

After the period of coverage has ended, we will provide you with notice of the adjusted values.

If the entire maximum total benefit has been paid out, the period of coverage will end, policy values will be adjusted as described above, and this rider will terminate. If the net policy account value is insufficient to cover the monthly deductions, the policy will terminate subject to the grace period provision.

.. RIDER TERMINATION. This rider will terminate, and no further benefits will be payable (except, where applicable, as may be provided under the "Extension of Benefits" and the "Nonforfeiture Benefit" provisions of this rider), on the earliest of the following:

1. at any time after the first policy year, on the next monthly anniversary on or following the date we receive your written request to terminate this rider;


2. upon termination or surrender of the policy;

3. the date of the insured person's death;

4. the date when the accumulated benefit lien amount equals the maximum total benefit amount;

5. the effective date of the election of the paid up death benefit guarantee;

6. the date you request payment under a living benefits rider due to terminal illness of the insured person (whether or not monthly benefit payments are being made as of such date) if it occurs before coverage is continued as a Nonforfeiture Benefit;

7. the date the policy goes on loan extension if it occurs before coverage is continued as a Nonforfeiture Benefit; or

8. on the date that a new insured person is substituted for the original insured person under the terms of any substitution of insured rider if it occurs before coverage is continued as a Nonforfeiture Benefit.

If this rider does not terminate, it will remain in force as long as the policy remains in force. This rider may be restored after termination if certain qualifications for restoration of rider benefits are met.

.. EXTENSION OF BENEFITS. If your policy lapses, terminating this rider, while the insured person is confined in a long-term care facility but before any rider benefits have been paid for a current period of coverage, benefits for that confinement may be payable provided that the confinement began while this rider was in force and the confinement continues without interruption after rider termination. Benefits may continue until the earliest of the following dates: (a) the date the insured person is discharged from such confinement (in this case, the maximum total benefit will be reduced by rider benefits that have been paid out); (b) the date the maximum total benefit has been paid; or
(c) the date of death of the insured person. If benefits are payable under this provision, there will be no death benefit payable to the beneficiary or beneficiaries named in the base policy.

NONFORFEITURE BENEFIT

For a higher monthly charge, you can elect the Long-Term Care Services/SM/ Rider with the Nonforfeiture Benefit. The Nonforfeiture Benefit may continue coverage under the rider in a reduced benefit amount in situations where
(a) the Long-Term Care Services/SM/ Rider would otherwise terminate; (b) you have not already received benefits (including any loan repayments) that equal or exceed the total charges deducted for the rider; and (c) your policy and Long-Term Care Services/SM/ Rider were inforce for at least three policy years.

While the Nonforfeiture Benefit is in effect, all of the provisions of the Long-Term Care Services/SM/ Rider remain applicable to you. The maximum total Nonforfeiture Benefit will be the greater of:

(a)One month's maximum monthly benefit and


(b)The sum of all charges deducted for the Long-Term Care Services/SM/ Rider (with the Nonforfeiture Benefit). This amount excludes any charges that may have previously been waived while rider benefits were being paid.



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The maximum total Nonforfeiture Benefit will be reduced (but not below zero) by all monthly benefit payments paid under the rider, including any loan repayments and any payments made under the "Extension of Benefits" and "Nonforfeiture Benefit" provisions. Also, the maximum total Nonforfeiture Benefit will not exceed the maximum total benefit under the rider as of the date coverage under the Nonforfeiture Benefit begins.

Coverage under the Nonforfeiture Benefit begins on the date the Long-Term Care Services/SM/ Rider would otherwise terminate for one of the following reasons (unless benefits are being continued under the "Extension of Benefits" provision of the rider):

(1)We receive your written request to terminate the Long-Term Care Services/SM/ Rider;

(2)You surrender your policy;

(3)Your policy terminates without value at the end of a grace period; or

(4)You elect a Paid Up death benefit guarantee.

If benefits are being continued under the "Extension of Benefits" provision of the rider and the maximum total benefit has not been paid out, coverage under the Nonforfeiture Benefit begins on the date the insured is discharged from a long-term care facility.

Once in effect, the Nonforfeiture benefit will continue long-term care coverage under a paid-up status until the earliest of (a) the death of the insured, and
(b) the date the maximum total Nonforfeiture Benefit has been paid out and reduced to zero during a period of coverage. If coverage is continued under the Nonforfeiture Benefit, you will receive additional information regarding the benefit, including the maximum total Nonforfeiture Benefit amount.

For tax information concerning the Long-Term Care Services/SM/ Rider, see "Tax information" earlier in this prospectus.


CHARITABLE LEGACY RIDER. An optional rider may be elected at issue that provides an additional death benefit of 1% of the base policy face amount to the qualified charitable organization(s) chosen by the policy owner at no additional cost. This rider is only available at issue and an accredited charitable beneficiary must be named at that time. The rider is available for base policy face amounts of $1 million and above, where the minimum benefit would be $10,000 and the maximum benefit would be $100,000 (i.e. for face amounts of $10 million and above).

If the base policy face amount is reduced after issue for any reason, the benefit will be payable on the face amount at the time of the insured's death, provided the face amount is at least $1 million. If the face amount has been decreased below $1 million at the time of death, then no benefit is payable.

The designated beneficiary of this rider must be an accredited 501(c) organization under IRS Code 170. See www.IRS.gov for valid organizations.

..   RIDER TERMINATION. The charitable legacy rider will terminate and no further benefits will be paid on the earliest of the following:

   -- the termination of the policy;

   -- the surrender of the policy;

   -- the date we receive the policy owner's written request to terminate the rider;

   -- the date of the insured's death; or

   -- the date the policy is placed on loan extension.

If the base policy lapses and is subsequently restored, the rider will be reinstated. The rider will not be terminated if the policy owner executes the substitution of insured person rider or elects the paid up death benefit guarantee.

VARIATIONS AMONG INCENTIVE LIFE LEGACY(R) II POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy.

MONY America also may vary or waive the charges (including surrender charges) and other terms of Incentive Life Legacy(R) II where special circumstances (including certain policy exchanges) result in sales or administrative expenses or mortality risks that are different from those normally associated with Incentive Life Legacy(R) II. We will make such variations only in accordance with uniform rules that we establish.


MONY America or your financial professional can advise you about any variations that may apply to your policy or see Appendices II and III later in this prospectus for more information.


YOUR OPTIONS FOR RECEIVING POLICY PROCEEDS

BENEFICIARY OF DEATH BENEFIT. You designate your base policy's beneficiary in your policy application. You can change the beneficiary at any other time during the insured person's life. If no beneficiary is living when the insured person dies, we will pay the death benefit proceeds in equal shares to the insured person's surviving children. If there are no surviving children, we will instead pay the insured person's estate.

PAYMENT OF DEATH BENEFIT. We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "MONY Access Account", which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. MONY America will retain the funds until a draft is presented for payment. Interest on the MONY America Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The MONY Access Account is part of MONY America's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The MONY Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, we will

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send the MONY Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under "When we pay policy proceeds," later in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

You may cancel your policy by returning the policy along with a properly signed and completed written request for cancellation to our Administrative Office or, in some states, to the agent who sold it to you, by the 10th day after you receive it (or such longer period as required under state law). Your coverage will terminate as of the earlier of the date you sign your request to cancel form or the business day we receive your request at our Administrative Office (or, in some states, as of the business day the agent receives your request).

In most states, we will refund the policy account value calculated as of the business day we receive your request for cancellation at our Administrative Office (or, in some states, as of the business day the agent receives your request), plus any charges that were deducted from premiums that were paid and from the policy account value, less any outstanding loan and accrued loan interest. In other states, we will refund the premiums that were paid, less any outstanding loan and accrued loan interest. Your policy will set forth the specific terms of your "Right to Examine" the policy.

In addition to the cancellation right described above, you have the right to surrender your policy, rather than cancel it. Please see "Surrendering your policy for its net cash surrender value," earlier in this prospectus. Surrendering your policy may yield results different than canceling your policy, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the policy. Please see "Tax information," earlier in this prospectus for possible consequences of cancelling your policy.

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10. More information about certain policy charges

--------------------------------------------------------------------------------

DEDUCTING POLICY CHARGES

PURPOSES OF POLICY CHARGES. The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the policies. If, as we expect, the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise, we will incur a loss. In addition to the charges described below, there are also charges at the Portfolio level, which are described in the prospectuses of the Portfolios in which the funds invest. For additional information on all policy charges, see "Risk/benefit summary:
Charges and expenses you will pay."

TRANSACTION CHARGES

On the first day of each policy month, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below (see "Periodic charges" below). In addition, charges may be deducted for transactions such as premium payments, policy surrenders, requested decreases in face amount, or transfers among investment options.

.. PREMIUM CHARGE. We deduct an amount not to exceed 8% from each premium payment you send us. We currently deduct 8% from each premium payment up to six "target premiums" and 3% from each premium payment thereafter. A similar charge applies to premiums attributed to requested face amount increases. The "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, among other factors. We may increase or decrease the amount we deduct in the future, but the amount we deduct will never exceed 8%. The premium charge is designed in part to defray sales and tax expenses we incur that are based on premium payments.

In addition, if the extended no lapse guarantee is in effect, we deduct 1% from each premium payment during the extended no lapse guarantee period. This additional charge is designed, in part, to compensate us for the additional insurance risk we take on in providing this rider and the administrative costs involved with maintaining it.

.. SURRENDER CHARGES. If you give up this policy for its net cash surrender value before the end of the fifteenth policy year, we will subtract a surrender charge from your policy account value. The surrender charge in the first policy month of each policy year is shown in your policy. The initial surrender charge will be between $10.38 and $47.92 per $1,000 of initial base policy face amount. The surrender charge declines uniformly in equal monthly amounts within each policy year until it reaches zero in the twelfth month of policy year fifteen. The initial amount of surrender charge depends on each policy's specific characteristics.

We will establish additional surrender charges for any increase in the base policy face amount you request that represents an increase over the previous highest base policy face amount. These charges will apply for fifteen years from the effective date of such increase. Changes in the base policy face amount resulting from a change in death benefit option will not be considered in computing the previous highest face amount.

The surrender charges are contingent deferred sales charges. They are contingent because you only pay them if you surrender your policy for its net cash surrender value (or request a reduction in its face amount, as described below). They are deferred because we do not deduct them from your premiums. Because the surrender charges are contingent and deferred, the amount we collect in a policy year is not related to actual expenses for that year.

The surrender charges assessed in connection with giving up this policy or with reductions in policy face amount are intended, in part, to compensate us for the fact that it takes us time to make a profit on your policy, and if you give up or reduce the face amount of your policy in its early years, we do not have the time to recoup our costs.

.. REQUEST A DECREASE IN YOUR POLICY'S FACE AMOUNT. If there is a requested base policy face amount reduction within the first fifteen policy years or within fifteen years following a face amount increase, or the paid-up death benefit guarantee is elected for a reduced amount during a surrender charge period, a proportionate surrender charge will be deducted from your policy account value.

Assuming you have not previously changed the base policy face amount, a proportionate surrender charge will be determined by dividing the amount of the reduction in base policy face amount by the initial base policy face amount of insurance, and then multiplying that fraction by the surrender charge immediately before the reduction. The proportionate surrender charge will not exceed the unloaned policy account value at the time of the reduction. If a proportionate surrender charge is made, the remaining surrender charge will be reduced proportionately. We will not deduct a proportionate surrender charge if the reduction resulted from a change in death benefit option or a partial withdrawal.

If there have been prior increases in face amount, the decrease will be deemed to cancel, first, each increase in reverse chronological order (beginning with the most recent) and then the initial face amount. We will deduct from your policy account value any surrender charge that is associated with any portion of the face amount that is thus deemed to be canceled.

.. TRANSFERS AMONG INVESTMENT OPTIONS. Although we do not currently charge for transfers among investment options, we reserve the right to make a transfer charge up to $25 for each transfer of amounts among your investment options. The transfer charge, if any, is deducted from the amounts transferred from your policy's value in the variable investment options and in our guaranteed interest option based on the proportion that the amount transferred from each variable investment option and from our guaranteed interest option bears to the total amount being transferred. Any such charge would be, in part, to compensate us for our expenses in administering transfers. The charge will never apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automated transfer service or asset rebalancing service.

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.. ADDING A LIVING BENEFITS RIDER. you elect the living benefits rider after the policy is issued, we will deduct $100 from your policy account value at the time of the transaction. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

.. EXERCISE OF OPTION TO RECEIVE A TERMINAL ILLNESS "LIVING BENEFIT." If you elect to receive a terminal illness "living benefit," we will deduct up to $250 from any living benefit we pay. This fee is designed, in part, to compensate us for the administrative costs involved in processing the request.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your policy account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

.. WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

.. EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.


.. POLICY ILLUSTRATION CHARGE. Currently, you are entitled to one free illustration each policy year. For each additional illustration, we charge $25. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. DUPLICATE POLICY CHARGE. We charge $35 for providing a copy of your policy. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.

.. POLICY HISTORY CHARGE. We charge a maximum of $50 for providing you a history of policy transactions. If you request a policy history of less than 5 years from the date of your request, there is no charge. If you request a policy history of more than 5 years but less than 10 years from the date of your request, the current charge is $25. For policy histories of 10 years or more, the charge is $50. For all policy histories, we reserve the right to charge a maximum of $50. The charge for this service can be paid (i) using a credit card acceptable to MONY America, (ii) by sending a check to our Administrative Office, or (iii) by any other means we make available to you.


.. CHARGE FOR RETURNED PAYMENTS. For each payment you make in connection with your policy that is returned for insufficient funds, we will charge a maximum of $25.

PERIODIC CHARGES

On the first day of each month of the policy, charges for cost of insurance and certain other charges are deducted from your policy account value as specified below.

.. COST OF INSURANCE CHARGE. The cost of insurance rates vary depending on a number of factors, including, but not limited to, the individual characteristics of the insured, the face amount and the policy year. The monthly cost of insurance charge is determined by multiplying the cost of insurance rate that is then applicable to your policy by the amount we have at risk under your policy divided by $1,000. Our amount at risk (also described in your policy as "net amount at risk") on any date is the difference between
(a) the death benefit that would be payable if the insured person died on that date and (b) the then total account value under the policy. A greater amount at risk, or a higher cost of insurance rate, will result in a higher monthly charge. The cost of insurance rates are intended, in part, to compensate us for the cost of providing insurance to you under your policy.

Generally, the cost of insurance rate increases from one policy year to the next. This happens automatically because of the insured person's increasing age.

On a guaranteed basis, we deduct between $0.02 and $83.34 per $1,000 of the amount for which we are at risk under your policy from your policy account value each month (but not beyond the policy anniversary date when the insured person is attained age 121). As the amount for which we are at risk at any time is the death benefit (calculated as of that time) minus your policy account value at that time, changes in your policy account value resulting from the performance of your investment options can affect your amount at risk, and as a result, your cost of insurance. In addition, our current (non-guaranteed) cost of insurance rates are zero for policy years in which the insured person is attained age 100 or older. However, we have the ability to raise our cost of insurance rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) II policies for insureds who are age 18 or above are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. The guaranteed maximum cost of insurance rates for gender neutral Incentive Life Legacy(R) II policies for insureds who are under age 18 are based on the 2001 Commissioner's Standard Ordinary 80% Male, 20% Female Composite Ultimate Age Nearest Birthday Mortality Table. For all other policies, for insureds who are age 18 or above, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female, Smoker or Nonsmoker Ultimate Age Nearest Birthday Mortality Tables. For insureds who are under age 18, the guaranteed maximum cost of insurance rates are based on the 2001 Commissioner's Standard Ordinary Male or Female Composite Ultimate Age Nearest Birthday Mortality Tables.

Our cost of insurance rates will generally be lower (except for gender-neutral policies and in connection with certain employee benefit plans) if the insured person is a female than if a male. They also will generally be lower for non-tobacco users than tobacco users and lower for persons that have other highly favorable health characteristics, as compared to those that do not. On the other hand, insured persons who present particular health, occupational or avocational risks may be charged higher cost of insurance rates and other additional charges as specified in their policies. In addition, the current (non-guaranteed) rates also vary depending on the duration of the policy (i.e., the length of time since the policy was issued), as well as the base policy face amount.

For policies issued at ages 0-17, an insured person's cost of insurance rate is not based on that person's status as a tobacco user or

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non-tobacco user. Effective with the policy anniversary when that insured person reaches attained age 18, non-tobacco user cost of insurance rates will be charged for that person. That insured person may also be eligible for a more favorable rating, subject to our underwriting rules.

We offer lower rates for non-tobacco users only if they are at least age 18. You may generally ask us to review the tobacco habits of an insured person issue age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's rating to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Other information" in "Tax information" earlier in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.

Our cost of insurance rates also depend on how large the face amount is at the time we deduct the charge. Generally, the current (non-guaranteed) cost of insurance rates are lower for face amounts of $250,000 and higher. For this purpose, however, we will take into account all face amount decreases, whatever their cause. Therefore, a decrease in face amount may cause your cost of insurance rates to go up.

.. MORTALITY AND EXPENSE RISK CHARGE. We will collect a monthly charge for mortality and expense risk. We are committed to fulfilling our obligations under the policy and providing service to you over the lifetime of your policy. Despite the uncertainty of future events, we guarantee that monthly administrative and cost of insurance deductions from your policy account value will never be greater than the maximum amounts shown in your policy. In making this guarantee, we assume the mortality risk that insured persons (as a group) will live for shorter periods than we estimated. When this happens, we have to pay a greater amount of death benefit than we expected to pay in relation to the cost of insurance charges we received. We also assume the expense risks that the cost of issuing and administering policies will be greater than we expected. This charge is designed, in part, to compensate us for taking these risks.

We deduct a monthly charge at an annual rate of 0.85% during the first fifteen policy years, with no charge in policy year 16 and thereafter, for mortality and expense risks. We reserve the right to increase or decrease these charges in the future, although they will never exceed 0.85%. This charge will be calculated at the beginning of each policy month as a percentage of the amount of the policy account that is then allocated to the variable investment options.

.. ADMINISTRATIVE CHARGE. In the first policy year, we deduct $20 from your policy account value at the beginning of each policy month. Currently, in all subsequent policy years we deduct $15 at the beginning of each policy month, but not beyond the policy anniversary when the insured person is attained age
100. We reserve the right to increase or decrease this amount in the future, although it will never exceed $15 and will never be deducted beyond the policy anniversary when the insured person is attained age 121. In addition we deduct between $0.03 and $0.35 per $1,000 of your initial base policy face amount and any face amount increase above the previous highest face amount at the beginning of each policy month in the first ten policy years and for ten years following a face amount increase. We reserve the right to continue this charge beyond the ten year period previously described, but it will never be deducted beyond the policy anniversary when the insured person is attained age 121. The administrative charge is intended, in part, to compensate us for the costs involved in administering the policy.

.. LOAN INTEREST SPREAD. We charge interest on policy loans but credit you with interest on the amount of the policy account we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit. In no event will the loan interest spread exceed 1%. We deduct the loan interest spread on each policy anniversary date, or on loan termination, if earlier. For more information on how this charge is deducted, see "Borrowing from your policy" under "Accessing your money" earlier in this prospectus. As with any loan, the interest we charge on the loans is intended, in part, to compensate us for the time value of the money we are lending and the risk that you will not repay the loan.

OPTIONAL RIDER CHARGES

If you elect the following riders, the following charges, which are designed to offset the cost of their respective riders, are deducted from your policy account value, on the first day of each month of the policy. The costs of each of the riders below are designed, in part, to compensate us for the additional insurance risk we take on in providing each of these riders and the administrative costs involved in administering them:

.. CHILDREN'S TERM INSURANCE. If you choose this rider, we deduct $0.50 per $1,000 of children's term insurance from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. The charge for this rider does not vary depending upon the specifics of your policy. However, we will continue to charge you for the rider, even after all of your children, stepchildren and legally adopted children have reached age 25 (when a child's coverage under the rider terminates), unless you notify us in writing that you wish to cancel this rider.

.. DISABILITY DEDUCTION WAIVER. If you choose this rider, we deduct an amount from your policy account value each month until the insured under the base policy reaches age 65 while the rider is in effect. This amount is between 7% and 132% of all the other monthly charges (including charges for other riders elected) deducted from your policy account value on a guaranteed basis. The current monthly charges for this rider are lower than the maximum monthly charges.

.. OPTION TO PURCHASE ADDITIONAL INSURANCE. If you choose this rider, we deduct between $0.04 and $0.17 per $1,000 of the option to purchase additional insurance from your policy account value each month until the insured under the base policy reaches age 40 while the rider is in effect.

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.. EXTENDED NO LAPSE GUARANTEE. If you choose this rider we deduct between $0.01 and $0.05 per $1,000 of the initial base policy face amount, and per $1,000 of any requested increase in the base policy face amount, from your policy account value each month while the rider is in effect. The rate per $1,000 that is charged depends upon the individual characteristics of the insured and the face amount of the policy.

We also deduct a monthly charge at an annual rate of 0.15% of the value in your policy's variable investment options each month while the rider is in effect.

See "Premium charge" under "Deducting policy charges" earlier in this Section for more information.


.. LONG-TERM CARE SERVICES/SM/ RIDER. If you choose this rider without the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.22 and $2.67 per $1,000 of the amount for which we are at risk under the rider from your policy account value each month. If you choose this rider with the Nonforfeiture Benefit, on a guaranteed basis, we may deduct between $0.25 and $2.94 per $1,000 of the amount for which we are at risk under the rider. We will deduct this charge until the insured reaches age 121 while the rider is in effect, but not when rider benefits are being paid. The amount at risk under the rider depends on the death benefit option selected under the policy. For policies with death benefit Option A, the amount at risk for the rider is the lesser of (a) the current policy face amount, minus the policy account value (but not less than zero); and (b) the current long-term care specified amount. For policies with death benefit Option B, the amount at risk for the rider is the current long-term care specified amount. The current monthly charges for this rider may be lower than the maximum monthly charges.

If you continue coverage under the Nonforfeiture Benefit, the charge for the rider will no longer apply.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

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11. More information about procedures that apply to your policy

--------------------------------------------------------------------------------

This section provides further detail about certain subjects that are addressed in the previous pages. The following discussion generally does not repeat the information already contained in those pages.

DATES AND PRICES AT WHICH POLICY EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your policy will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

DATE OF RECEIPT. Where this prospectus refers to the day when we receive a payment, request, election, notice, transfer or any other transaction request from you, we usually mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our Administrative Office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

BUSINESS DAY. Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. We compute unit values for our variable investment options as of the end of each business day.

PAYMENTS YOU MAKE. The following are reflected in your policy as of the date we receive them:

..   premium payments received after the policy's Investment Start Date
    (discussed below)

..   loan repayments and interest payments

REQUESTS YOU MAKE. The following transactions occur as of the date we receive your request:

..   withdrawals

..   tax withholding elections

..   face amount decreases that result from a withdrawal

..   changes of allocation percentages for premium payments or monthly deductions

..   surrenders

..   changes of owner

..   changes of beneficiary

..   transfers from a variable investment option to the guaranteed interest option

..   loans

..   transfers among variable investment options

..   assignments

..   termination of paid up death benefit guarantee

..   request to cancel your policy

The following transactions occur on your policy's next monthly anniversary that coincides with or follows the date we approve your request:

..   changes in face amount

..   election of paid up death benefit guarantee

..   changes in death benefit option

..   changes of insured person

..   restoration of terminated policies

..   termination of any additional benefit riders you have elected

AUTOMATIC TRANSFER SERVICE. Transfers pursuant to our automatic transfer service (dollar-cost averaging) occur as of the first day of each policy month. If you request the automatic transfer service in your original policy application, the first transfer will occur as of the first day of the second policy month after your policy's initial Allocation Date. If you request this service at any later time, we make the first such transfer as of your policy's first monthly anniversary that coincides with or follows the date we receive your request.

ASSET REBALANCING SERVICE. If you request the asset rebalancing service, the first redistribution will be on the date you specify or the date we receive your request, if later. However, no rebalancing will occur before your policy's Allocation Date. Subsequent periodic rebalancings occur quarterly, semiannually or annually, as you have requested.

DELAY IN CERTAIN CASES. We may delay allocating any payment you make to our variable investment options, or any transfer, for the same reasons stated in "Delay of variable investment option proceeds" later in this prospectus. We may also delay such transactions for any other legally permitted purpose.

PRICES APPLICABLE TO POLICY TRANSACTIONS. If a transaction will increase or decrease the amount you have in a variable investment option as of a certain date, we process the transaction using the unit values for that option computed as of that day's close of business, unless that day is not a business day. In that case, we use unit values computed as of the next business day's close.

EFFECT OF DEATH OR SURRENDER. You may not make any surrender or partial withdrawal request after the insured person has died. Also, all insurance coverage ends on the date as of which we process any request for a surrender.

POLICY ISSUANCE

REGISTER DATE. When we issue a policy, we assign it a "register date," which will be shown in the policy. We measure the months, years, and anniversaries of your policy from your policy's register date.

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..   If you submit the full minimum initial premium to your financial professional at the time you sign the application, and we issue the policy as it was applied for, then the register date will be the later of (a) the date you signed part I of the policy application or (b) the date a medical professional signed part II of the policy application.

..   If we do not receive your full minimum initial premium at our
    Administrative Office before the issue date or if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we received your full minimum initial premium. This will ensure that premiums and charges will commence on the same date as your insurance coverage. If your policy was delivered on the 29th, 30th or 31st of the month, we will move the register date to the 1st of the following month. We will determine the interest rate applicable to the guaranteed interest option based on the Register Date. This rate will be applied to funds allocated to the guaranteed interest option as of the date we receive the full minimum initial premium at our Administrative Office.

We may also permit an earlier than customary register date (a) for employer-sponsored cases, to accommodate a common register date for all employees or (b) to provide a younger age at issue. (A younger age at issue reduces the monthly charges that we deduct under a policy.) The charges and deductions commence as of the register date, even when we have permitted an early register date. We may also permit policy owners to delay a register date (up to three months) in employer-sponsored cases.

INVESTMENT START DATE. This is the business day your investment first begins to earn a return for you. Generally, this is the later of: (1) the business day we receive the full minimum initial premium at our Administrative Office: and
(2) the register date of your policy. Before this date, your initial premium will be held in a non-interest bearing account.

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and the full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.

NON-ISSUANCE. If, after considering your application, we decide not to issue a policy, we will refund any premium you have paid, without interest.

AGE; AGE AT ISSUE. Unless the context in this prospectus requires otherwise, we consider the insured person's "age" during any policy year to be his or her age on his or her birthday nearest to the beginning of that policy year. For example, the insured person's age for the first policy year ("age at issue") is that person's age on whichever birthday is closer to (i.e., before or after) the policy's register date.

WAYS TO MAKE PREMIUM AND LOAN PAYMENTS

CHECKS AND MONEY ORDERS. Premiums or loan payments generally must be paid by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "MONY Life Insurance Company of America."

We prefer that you make each payment to us with a single check drawn on your business or personal bank account. We also will accept a single money order, bank draft or cashier's check payable directly to MONY Life Insurance Company of America, although we must report such "cash equivalent" payments to the Internal Revenue Service under certain circumstances. Cash and travelers' checks, or any payments in foreign currency, are not acceptable. We will accept third-party checks payable to someone other than MONY Life Insurance Company of America and endorsed over to MONY Life Insurance Company of America only (1) as a direct payment from a qualified retirement plan or (2) if they are made out to a trustee who owns the policy and endorses the entire check (without any refund) as a payment to the policy.

ASSIGNING YOUR POLICY

You may assign (transfer) your rights in a policy to someone else as collateral for a loan, to effect a change of ownership or for some other reason, if we agree. Collateral assignments may also sometimes be used in connection with dividing the benefits of the policy under a split-dollar arrangement, which will also have its own tax consequences. A copy of the assignment must be forwarded to our Administrative Office. We are not responsible for any payment we make or any action we take before we receive notice of the assignment or for the validity of the assignment. An absolute assignment is a change of ownership.

Certain transfers for value may subject you to income tax and penalties and cause the death benefit to lose its income-tax free treatment. Further, a gift of a policy that has a loan outstanding may be treated as part gift and part transfer for value, which could result in both gift tax and income tax consequences. The IRS has issued regulations in both 2002 and 2003 concerning split-dollar arrangements, including policies subject to collateral assignments. The regulations provide both new and interim guidance as to the taxation of such arrangements. These regulations address taxation issues in connection with arrangements which are compensatory in nature, involve a shareholder and corporation, or a donor and donee. See also discussion under "Split-dollar and other employee benefit programs" and "Estate, gift, and generation-skipping taxes" in the "Tax information" section of this prospectus. You should consult your tax advisor prior to making a transfer or assignment.

YOU CAN CHANGE YOUR POLICY'S INSURED PERSON

After the policy's second year, we will permit you to request that a new insured person replace the existing one subject to our rules then in effect. This requires that you provide us with adequate evidence that the proposed new insured person meets our requirements for insurance. Other requirements are outlined in your policy.

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Upon making this change, the monthly insurance charges we deduct will be based on the new insured person's insurance risk characteristics. In addition, any no lapse guarantee and Long Term Care Services/SM/ Rider will terminate. It may also affect the face amount that a policy will have if you subsequently elect the paid up death benefit guarantee. The change of insured person will not, however, affect the surrender charge computation for the amount of coverage that is then in force.

Substituting the insured person is a taxable event and may, depending upon individual circumstances, have other tax consequences as well. For example, the change could cause the policy to be a "modified endowment contract" or to fail the Internal Revenue Code's definition of "life insurance," or in some cases require that we also distribute certain amounts to you from the policy. See "Tax information" earlier in this prospectus. You should consult your tax advisor prior to substituting the insured person. As a condition to substituting the insured person we may require you to sign a form acknowledging the potential tax consequences. In no event, however, will we permit a change that we believe causes your policy to fail the definition of life insurance or causes the policy to lose its ability to be tested under the 2001 CSO tables. See "Other information" under "Tax information" earlier in this prospectus. Also, if the paid up death benefit guarantee is in effect or your policy is on loan extension, you may not request to substitute the insured person.

REQUIREMENTS FOR SURRENDER REQUESTS

Your surrender request must include the policy number, your name, your tax identification number, the name of the insured person, and the address where proceeds should be mailed. The request must be signed by you, as the owner, and by any joint owner, collateral assignee or irrevocable beneficiary. We may also require you to complete specific tax forms, or provide a representation that your policy is not being exchanged for another life or annuity contract.

Finally, in order for your surrender request to be complete, you must return your policy to us.

GENDER-NEUTRAL POLICIES

Congress and various states have from time to time considered legislation that would require insurance rates to be the same for males and females. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of Incentive Life Legacy(R) II in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

There will be no distinctions based on sex in the cost of insurance rates for Incentive Life Legacy(R) II policies sold in Montana. We will also make such gender-neutral policies available on request in connection with certain employee benefit plans. Cost of insurance rates applicable to a gender-neutral policy will not be greater than the comparable male rates under a gender specific Incentive Life Legacy(R) policy.

FUTURE POLICY EXCHANGES

We may at some future time, under certain circumstances and subject to applicable law, allow the current owner of this policy to exchange it for a universal life policy we are then offering. The exchange may or may not be advantageous to you, based on all of the circumstances, including a comparison of contractual terms and conditions and charges and deductions. We will provide additional information upon request at such time as exchanges may be permitted.

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12. More information about other matters

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ABOUT OUR GENERAL ACCOUNT

This policy is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a policy's account value or any guaranteed benefits with which the policy was issued. The Company is solely responsible to the policy owner for the policy's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the policy are supported by the Company's general account and are subject to the Company's claims paying ability. An owner should look to the financial strength of the Company for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular policy or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the Commissioner of Insurance in the state of Arizona and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the policies in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The policy is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities law relating to the accuracy and completeness of statements made in prospectuses.

TRANSFERS OF YOUR POLICY ACCOUNT VALUE

TRANSFERS NOT IMPLEMENTED. If a request cannot be fully administered, only the part that is in good order will be processed. Any part of the request that cannot be processed will be denied and an explanation will be provided to you. This could occur, for example, where the request does not comply with our transfer limitations, or where you request transfer of an amount greater than that currently allocated to an investment option.

Similarly, the automatic transfer service will terminate immediately if:
(1) your amount in the EQ/Money Market option is insufficient to cover the automatic transfer amount; (2) your policy is in a grace period; (3) we receive notice of the insured person's death; or (4) you have either elected the paid up death benefit guarantee or your policy is placed on loan extension. Similarly, the asset rebalancing program will terminate if either (2), (3) or
(4) occurs.

DISRUPTIVE TRANSFER ACTIVITY. You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.

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We offer investment options with underlying portfolios that are part of AXA
Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a policy is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the policy owner explaining that MONY America has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.

Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

TELEPHONE AND INTERNET REQUESTS

If you are a properly authorized person, you may make transfers between investment options over the Internet as described earlier in this prospectus in "How to make transfers" under "Transferring your money among our investment options."

Also, you may make the following additional types of requests by calling the number under "By toll-free phone" in "How to reach us" from a touch-tone phone, if you are both the owner of the policy and the insured person, or through axa-equitable.com if you are the individual owner:

..   changes of premium allocation percentages

..   changes of address

..   request forms and statements

..   to request a policy loan (loan requests cannot be made online by corporate policy owners)

..   enroll for electronic delivery and view statements/documents online

..   to pay your premium or make a loan repayment

For security purposes, all telephone requests are automatically tape-recorded and are invalid if the information given is incomplete or any portion of the request is inaudible. We have established procedures reasonably designed to confirm that telephone instructions are genuine. These include requiring personal identification information from the caller and providing subsequent written confirmation of the instructions.

If you wish to enroll in axa-equitable.com or use ACH payments via AXA Equitable's Interactive Voice Response system, you must first agree to the terms and conditions set forth in our axa-equitable.com Online Services Agreement or our AXA Equitable's Interactive Voice Response system Terms and Conditions, which you can find at our website or request via the automated telephone system, respectively. We will send you a confirmation letter by first class mail. Additionally, you will be required to use a password and protect it from unauthorized use. We will provide subsequent written confirmation of any transactions. We will assume that all instructions received through axa-equitable.com or AXA Equitable's Interactive Voice Response system from anyone using your password are given by you; however, we reserve the right to refuse to process any transaction and/or block access to axa-equitable.com or AXA Equitable's Interactive Voice Response system if we have reason to believe the instructions given are unauthorized.

If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions that we reasonably believe to be genuine.

We reserve the right to refuse to process any telephone or Internet transactions if we have reason to believe that the request compromises the general security and/or integrity of our automated systems (see discussion of "Disruptive transfer activity" above).

Any telephone, Internet or fax transaction request that is not completed by the close of a business day (which is usually 4:00 p.m. Eastern Time) will be processed as of the next business day. During

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times of extreme market activity, or for other reasons, you may be unable to contact us to make a telephone or Internet request. If this occurs, you should submit a written transaction request to our Administrative Office. We reserve the right to discontinue telephone or Internet transactions, or modify the procedures and conditions for such transactions, without notifying you, at any time.

SUICIDE AND CERTAIN MISSTATEMENTS

If an insured person commits suicide within certain time periods, the amount of death benefit we pay will be limited as described in the policy. Also, if an application misstated the age or gender of an insured person, we will adjust the amount of any death benefit (and certain rider benefits), as described in the policy (or rider).

WHEN WE PAY POLICY PROCEEDS

GENERAL. We will generally pay any death benefit, surrender, withdrawal, or loan within seven days after we receive the request and any other required items.

CLEARANCE OF CHECKS. We reserve the right to defer payment of that portion of your policy account value that is attributable to a premium payment or loan repayment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

DELAY OF GUARANTEED INTEREST OPTION PROCEEDS. We also have the right to defer payment or transfers of amounts out of our guaranteed interest option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 2% per year from the date we receive your request.

DELAY OF VARIABLE INVESTMENT OPTION PROCEEDS. We reserve the right to defer payment of any death benefit, transfer, loan or other distribution that is derived from a variable investment option if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on that exchange is restricted; (b) the SEC has declared that an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the policy account value; or
(c) the law permits the delay for the protection of owners. If we need to defer calculation of values for any of the foregoing reasons, all delayed transactions will be processed at the next available unit values.

DELAY TO CHALLENGE COVERAGE. We may challenge the validity of your insurance policy or any rider based on any material misstatements in an application you have made to us. We cannot make such challenges, however, beyond certain time limits set forth in the policy or rider. If the insured person dies within one of these limits, we may delay payment of any proceeds until we decide whether to challenge the policy.

CHANGES WE CAN MAKE

In addition to any of the other changes described in this prospectus, we have the right to modify how we or MONY America Variable Account L operate. For example, we have the right to:

..   combine two or more variable investment options or withdraw assets relating to Incentive Life Legacy(R) II from one investment option and put them into another;

..   end the registration of, or re-register, MONY America Variable Account L under the Investment Company Act of 1940;

..   operate MONY America Variable Account L under the direction of a
    "committee" or discharge such a committee at any time;

..   restrict or eliminate any voting rights or privileges of policyown-ers (or other persons) that affect MONY America Variable Account L;

..   operate MONY America Variable Account L, or one or more of the variable investment options, in any other form the law allows. This includes any form that allows us to make direct investments, in which case we may charge MONY America Variable Account L an advisory fee. We may make any legal investments we wish for MONY America Variable Account L. In addition, we may disapprove any change in investment advisers or in investment policy unless a law or regulation provides differently.

If we take any action that results in a material change in the underlying investments of a variable investment option, we will notify you to the extent required by law. We may, for example, cause the variable investment option to invest in a mutual fund other than, or in addition to, the Trusts. If you then wish to transfer the amount you have in that option to another investment option, you may do so.

We may make any changes in the policy or its riders, require additional premium payments, or make distributions from the policy or change a face amount to the extent we deem necessary to ensure that your policy qualifies or continues to qualify as life insurance for tax purposes. Any such change will apply uniformly to all policies that are affected. We will give you written notice of such changes. Subject to all applicable legal requirements, we also may make other changes in the policies that do not reduce any net cash surrender value, death benefit, policy account value, or other accrued rights or benefits.

Whether to make any of the above discussed changes is generally within our discretion, although some such changes might require us to obtain regulatory or policy owner approval. Whether regulatory or policy owner approval is required would depend on the nature of the change and, in many cases, the manner in which the change is implemented. You should not assume, therefore, that you necessarily will have an opportunity to approve or disapprove any such changes. We will, of course, comply with applicable legal requirements, including notice to or approval by policy owners where required in particular cases.

It is not possible to foresee all of the circumstances under which we may find it necessary or appropriate to exercise our right to make changes. Such circumstances could, however, include changes in law, or interpretations thereof; changes in financial or investment market conditions; changes in accepted methods of conducting operations in the relevant market; or a desire to achieve material operating economies or efficiencies.

REPORTS WE WILL SEND YOU

Shortly after the end of each year of your policy, we will send you a report that includes information about your policy's current death benefit, policy account value, cash surrender value (i.e., policy account value minus any current surrender charge), policy loans, policy transactions and amounts of charges deducted. We will send you individual

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notices to confirm your premium payments, loan repayments, transfers and certain other policy transactions. Please promptly review all statements and confirmations and notify us immediately at 1-800-777-6510 if there are any errors.

DISTRIBUTION OF THE POLICIES

The policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account
L. The offering of the policies is intended to be continuous.

AXA Advisors is an affiliate of MONY America, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other MONY America life and annuity products.

The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

MONY America pays compensation to both Distributors based on policies sold. MONY America may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although MONY America takes into account all of its distribution and other costs in establishing the level of fees and charges under its policies, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your policy. MONY America, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the policy and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the policy, see "Risk/benefit summary: Charges and expenses you will pay" and "More information about certain policy charges" earlier in this Prospectus.

As used below, the "target premium" is actuarially determined for each policy, based on that policy's specific characteristics, as well as the policy's face amount and Distributor, among other factors.

AXA ADVISORS COMPENSATION. MONY America pays compensation to AXA Advisors based on premium payments made on the policies sold through AXA Advisors ("premium-based compensation"). The premium-based compensation will generally not exceed 99% of premiums you pay up to one target premium in your policy's first year; plus 8.5% of all other premiums you pay in your policy's first year; plus 11% of all other premiums you pay in policy years two and later. AXA Advisors, in turn, may pay a portion of the premium-based compensation received from MONY America to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. Your AXA Advisors financial professional will receive premium-based compensation on a contract in combination with ongoing annual compensation based on a percentage of the unloaned account value of the policy sold ("asset-based compensation"). The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a policy is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.


AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their policy.


AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable policies and policies offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.


DIFFERENTIAL COMPENSATION. In an effort to promote the sale of MONY America products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of premium-based compensation and/or asset-based compensation for the sale of a MONY America policy than it pays for the sale of a policy or other financial product issued by a company other than MONY America. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same policy. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve MONY America policies. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of MONY America policies than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and premium-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable policies and products sponsored by affiliates.


The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend a MONY America policy over a policy or other financial product issued by a company not affiliated with MONY America. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based

                     MORE INFORMATION ABOUT OTHER MATTERS
on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. MONY America pays premium-based and asset-based compensation (together "compensation") to AXA Distributors. Premium-based compensation is paid based on MONY America policies sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the unloaned account value of policies sold through certain of AXA Distributor's Selling broker-dealers. Premium-based compensation will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation up to 0.15% in policy years 6-10 and up to 0.05% in policy years 11 and later may also be paid. AXA Distributors, in turn, pays a portion of the compensation it receives to the Selling broker-dealer making the sale. The compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the policy. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

These payments above also include compensation to cover operating expenses and marketing services under the terms of MONY America's distribution agreements with AXA Distributors.


ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the policy owner. Payments may be based on ongoing sales, on the aggregate account value attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of MONY America products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable policies exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of MONY America policies over policies and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2012) received additional payments. These additional payments ranged from $200 to $5,352,846. MONY America and its affiliates may also have additional business arrangements with Selling broker-dealers. For more information, ask your financial professional.

1st Global Capital Corporation
Allstate Financial Services
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Ash Brokerage Corporation
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corporation
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Farmers Financial Solutions
Financial Network Investment Corporation
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC
LPL Financial Corporation
Lucia Securities
Meridian Financial Group
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney
Multi-Financial Securities Corporation
National Planning Holdings, Inc.
Next Financial Group, Inc.
NFP Securities, Inc.
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James Financial Services
RBC Capital Markets Corporation
Robert W Baird & Company
Securities America, Inc.

                     MORE INFORMATION ABOUT OTHER MATTERS

Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc
SunTrust Investments
The Advisor Group
Transamerica Financial Advisors, Inc.
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Wells Fargo Network


LEGAL PROCEEDINGS

MONY America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a policy owner's interest in MONY America Variable Account L, nor would any of these proceedings be likely to have a material adverse effect on MONY America Variable Account L, our ability to meet our obligations under the policies, or the distribution of the policies.

                     MORE INFORMATION ABOUT OTHER MATTERS

13. Financial statements of MONY America Variable Account L and MONY America

--------------------------------------------------------------------------------

The financial statements of MONY America Variable Account L as well as the financial statements of MONY America, are in the Statement of Additional Information ("SAI").

The financial statements of MONY America have relevance for the policies only to the extent that they bear upon the ability of MONY America to meet its obligations under the policies. You may request an SAI by writing to our Administrative Office or by calling 1-800-777-6510 and requesting to speak with a customer service representative.

   FINANCIAL STATEMENTS OF MONY AMERICA VARIABLE ACCOUNT L AND MONY AMERICA

14. Personalized illustrations

--------------------------------------------------------------------------------

ILLUSTRATIONS OF POLICY BENEFITS

HYPOTHETICAL AND PERSONALIZED ILLUSTRATIONS. Illustrations are intended to show how different fees, charges and rates of return can affect the values available under a policy. Illustrations are based upon characteristics of a hypothetical insured person as well as other assumed factors. This type of illustration is called a HYPOTHETICAL ILLUSTRATION. Illustrations can also be based upon some of the characteristics of the insured person under your policy as well as some other policy feature choices you make such as the face amount, death benefit option, premium payment amounts, definition of life insurance test, and assumed rates of return (within limits). This type of illustration is called a PERSONALIZED ILLUSTRATION. NO ILLUSTRATION WILL EVER SHOW YOU THE ACTUAL VALUES AVAILABLE UNDER YOUR POLICY AT ANY GIVEN POINT IN TIME. This is because many factors affect these values including: (i) the insured person's characteristics; (ii) policy features you choose; (iii) actual premium payments you make; (iv) loans or withdrawals you make; and (v) actual rates of return (including the actual fees and expenses) of the underlying portfolios in which your cash value is invested. Each hypothetical or personalized illustration is accompanied by an explanation of the assumptions on which that illustration is based. Because, as discussed below, these assumptions may differ considerably, you should carefully review all of the disclosure that accompanies each illustration.


DIFFERENT KINDS OF ILLUSTRATIONS. Both the hypothetical illustrations in this prospectus and personalized illustrations can reflect the investment management fees and expenses incurred in 2012 (or expected to be incurred in 2013, if such amount is expected to be higher) of the available underlying portfolios in different ways. An ARITHMETIC ILLUSTRATION uses the straight average of all of the available underlying portfolios' investment management fees and expenses. A WEIGHTED ILLUSTRATION computes the average of investment management fees and expenses based upon the aggregate assets in the Portfolios at the end of 2012. You may request a weighted illustration that computes the average of investment management fees and expenses of just the EQ Advisors Trust portfolios, just the AXA Strategic Allocation portfolios, or all portfolios. If you request, a weighted illustration can also illustrate an assumed percentage allocation of policy account values among the available underlying portfolios. A FUND SPECIFIC ILLUSTRATION uses only the investment management fees and expenses of a specific underlying portfolio. A HISTORICAL ILLUSTRATION reflects the actual performance of one of the available underlying portfolios during a stated period. When reviewing a weighted or fund specific illustration you should keep in mind that the values shown may be higher than the values shown in other illustrations because the fees and expenses that are assumed may be lower than those assumed in other illustrations. When reviewing an historical illustration you should keep in mind that values based upon past performance are no indication of what the values will be based on future performance. You may also request a personalized illustration of the guaranteed interest option.


THE EFFECT OF THE EXPENSE LIMITATION ARRANGEMENTS. The illustrations in this prospectus do not reflect the expense limitation arrangements. Personalized illustrations reflect the expense limitation arrangements that are in effect with respect to certain of the Portfolios. If these fees and expenses were not reduced to reflect the expense limitation arrangements, the values in the personalized illustrations would be lower.

Currently, you are entitled to one free illustration each policy year. For each additional illustration in a policy year, we charge $25. Appendix I to this prospectus contains an arithmetic hypothetical illustration.

                          PERSONALIZED ILLUSTRATIONS

Appendix I: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES, NET CASH SURRENDER VALUES AND ACCUMULATED PREMIUMS


The following tables illustrate the changes in death benefit, account value and net cash surrender value of the policy under certain hypothetical circumstances that we assume solely for this purpose. Each table illustrates the operation of a policy for a specified issue age, premium payment schedule and face amount under death benefit Option A or death benefit Option B. The first two tables illustrate the policy if it is issued with the extended no lapse guarantee rider with death benefit Option A (the only death benefit option available if this rider is elected). The tables assume annual planned periodic premiums that are paid at the beginning of each policy year for an insured person who is a 35-year-old preferred elite risk male non-tobacco user when the policy is issued. The amounts shown are for the end of each policy year and assume that all of the policy account value is invested in Portfolios that achieve investment returns at constant hypothetical gross annual rates of 0%, 6% and 12% (i.e., before any investment management fees or other expenses are deducted from the underlying Portfolio assets). These hypothetical investment return assumptions are not intended as estimates of future performance of any investment fund. MONY America is not able to predict the future performance of the investment funds. Higher rates of return used in these illustrations generally reflect rates of return for a number of broad stock indices over long-term periods. Of course lower rates of return will lower the values illustrated. For this reason, you should carefully consider the illustrations at 0% and 6%. After the deduction of the arithmetic average of the investment management fees and other expenses of all of the underlying Portfolios that are available as investment options (as described below), the corresponding net annual rates of return would be (1.10)%, 4.84% and 10.77% for policies with the extended no lapse guarantee rider in effect. For policies without the rider in effect, the corresponding net annual rates of return would be (1.72)%, 4.18% and 10.08%. These net annual rates of return do not reflect the mortality and expense risk charge, or other charges we deduct from your policy's value each month. If the net annual rates of return did reflect these charges, the rates shown would be lower; however, the values shown in the following tables reflect all policy charges. Investment return reflects investment income and all realized and unrealized capital gains and losses.


Tables are provided for each of the two death benefit options if the policy is issued without the extended no lapse guarantee rider. The tables provided for the policy issued with the extended no lapse guarantee rider only illustrate death benefit Option A. The tables headed "Using Current Charges" assume that the current rates for the following charges are deducted by MONY America in each year illustrated: premium charge, administrative charge, cost of insurance charge, mortality and expense risk charge (including MONY America's currently planned reductions after the 15th policy year). Because Incentive Life Legacy(R) II was first offered in 2009, this reduction has not yet taken effect under any Incentive Life Legacy(R) II policies. The tables headed "Using Guaranteed Charges" are the same, except that the maximum permitted rates for all years are used for all charges. The tables do not reflect any charge that we reserve the right to make but are not currently making. The tables assume that (i) no optional rider benefits (other than the extended no lapse guarantee rider, if applicable) have been elected, (ii) no loans or withdrawals are made,
(iii) no changes in coverage are requested and (iv) no change in the death benefit option is requested.


With respect to fees and expenses deducted from assets of the underlying Portfolios, the amounts shown in the tables reflect (1) investment management fees equivalent to an effective annual rate of 0.66% for policies with the extended no lapse guarantee rider in effect (0.64% for policies without the rider in effect), and (2) an assumed average asset charge for all other expenses of the underlying Portfolios equivalent to an effective annual rate of 0.44% for policies with the extended no lapse guarantee rider in effect (1.08% for policies without the rider in effect). These rates are the arithmetic average for all Portfolios that are available as investment options for each table. In other words, they are based on the hypothetical assumption that policy account values are allocated equally among the variable investment options that are available. THESE RATES DO NOT REFLECT EXPENSE LIMITATION ARRANGEMENTS IN EFFECT WITH RESPECT TO CERTAIN OF THE UNDERLYING PORTFOLIOS. IF THOSE ARRANGEMENTS HAD BEEN ASSUMED, THE POLICY VALUES WOULD BE HIGHER THAN THOSE SHOWN IN THE FOLLOWING TABLES. The actual rates associated with any policy will vary depending upon the actual allocation of policy values among the investment options.


The second column of each table shows the amount you would have at the end of each policy year if an amount equal to the assumed planned periodic premiums were invested to earn interest, after taxes, at 5% annually. This is not a policy value. It is included for comparison purposes only.

Because your circumstances will no doubt differ from those in the illustrations that follow, values under your policy will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration as described under "Illustrations of policy benefits" in "Personalized illustrations" earlier in this prospectus.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II WITH EXTENDED NO LAPSE GUARANTEE RIDER
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST




----------------------------------------------------------------------------------------------------------------
           PREMIUMS
END OF   ACCUMULATED           DEATH BENEFIT                 ACCOUNT VALUE           NET CASH SURRENDER VALUE
POLICY  AT 5% INTEREST  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
YEAR       PER YEAR    ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:  ANNUAL INVESTMENT RETURN OF:
----------------------------------------------------------------------------------------------------------------
                       0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS  0% GROSS 6% GROSS  12% GROSS
----------------------------------------------------------------------------------------------------------------
  1       $    2,268   $400,000 $400,000 $   400,000 $ 1,409  $  1,508 $     1,608 $     0  $      0 $         0
----------------------------------------------------------------------------------------------------------------
  2       $    4,649   $400,000 $400,000 $   400,000 $ 2,845  $  3,131 $     3,430 $     0  $      0 $         0
----------------------------------------------------------------------------------------------------------------
  3       $    7,150   $400,000 $400,000 $   400,000 $ 4,239  $  4,804 $     5,416 $     0  $      0 $         0
----------------------------------------------------------------------------------------------------------------
  4       $    9,775   $400,000 $400,000 $   400,000 $ 5,597  $  6,533 $     7,586 $     0  $      0 $     1,029
----------------------------------------------------------------------------------------------------------------
  5       $   12,532   $400,000 $400,000 $   400,000 $ 6,907  $  8,308 $     9,947 $   833  $  2,234 $     3,873
----------------------------------------------------------------------------------------------------------------
  6       $   15,427   $400,000 $400,000 $   400,000 $ 8,178  $ 10,139 $    12,524 $ 2,608  $  4,569 $     6,953
----------------------------------------------------------------------------------------------------------------
  7       $   18,466   $400,000 $400,000 $   400,000 $ 9,416  $ 12,032 $    15,342 $ 4,370  $  6,985 $    10,296
----------------------------------------------------------------------------------------------------------------
  8       $   21,657   $400,000 $400,000 $   400,000 $10,618  $ 13,986 $    18,424 $ 6,117  $  9,485 $    13,923
----------------------------------------------------------------------------------------------------------------
  9       $   25,008   $400,000 $400,000 $   400,000 $11,893  $ 16,119 $    21,914 $ 7,959  $ 12,186 $    17,980
----------------------------------------------------------------------------------------------------------------
 10       $   28,527   $400,000 $400,000 $   400,000 $13,126  $ 18,318 $    25,727 $ 9,782  $ 14,975 $    22,383
----------------------------------------------------------------------------------------------------------------
 15       $   48,940   $400,000 $400,000 $   400,000 $19,338  $ 31,152 $    51,735 $19,338  $ 31,152 $    51,735
----------------------------------------------------------------------------------------------------------------
 20       $   74,994   $400,000 $400,000 $   400,000 $25,303  $ 47,883 $    96,306 $25,303  $ 47,883 $    96,306
----------------------------------------------------------------------------------------------------------------
 25       $  108,245   $400,000 $400,000 $   400,000 $29,592  $ 67,610 $   169,158 $29,592  $ 67,610 $   169,158
----------------------------------------------------------------------------------------------------------------
 30       $  150,683   $400,000 $400,000 $   400,000 $30,451  $ 89,449 $   288,794 $30,451  $ 89,449 $   288,794
----------------------------------------------------------------------------------------------------------------
 35       $  204,846   $400,000 $400,000 $   565,289 $25,054  $111,636 $   487,318 $25,054  $111,636 $   487,318
----------------------------------------------------------------------------------------------------------------
 40       $  273,974   $400,000 $400,000 $   870,711 $ 8,792  $131,299 $   813,748 $ 8,792  $131,299 $   813,748
----------------------------------------------------------------------------------------------------------------
 45       $  362,200         ** $400,000 $ 1,434,985      **  $146,705 $ 1,366,653      **  $146,705 $ 1,366,653
----------------------------------------------------------------------------------------------------------------
 50       $  474,801         ** $400,000 $ 2,391,387      **  $145,623 $ 2,277,512      **  $145,623 $ 2,277,512
----------------------------------------------------------------------------------------------------------------
 55       $  618,512         ** $400,000 $ 3,951,926      **  $103,557 $ 3,763,739      **  $103,557 $ 3,763,739
----------------------------------------------------------------------------------------------------------------
 60       $  801,928         **       ** $ 6,285,609      **        ** $ 6,223,375      **        ** $ 6,223,375
----------------------------------------------------------------------------------------------------------------
 65       $1,036,018         **       ** $10,456,543      **        ** $10,353,013      **        ** $10,353,013
----------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II WITH EXTENDED NO LAPSE GUARANTEE RIDER
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING GUARANTEED CHARGES
USING THE GUIDELINE PREMIUM TEST




-------------------------------------------------------------------------------------------------------------
           PREMIUMS
END OF   ACCUMULATED          DEATH BENEFIT                ACCOUNT VALUE           NET CASH SURRENDER VALUE
POLICY  AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
YEAR       PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
-------------------------------------------------------------------------------------------------------------
                       0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS
-------------------------------------------------------------------------------------------------------------
  1       $    2,268   $400,000 $400,000 $  400,000 $ 1,047  $ 1,134  $    1,222 $     0  $     0  $        0
-------------------------------------------------------------------------------------------------------------
  2       $    4,649   $400,000 $400,000 $  400,000 $ 2,109  $ 2,350  $    2,602 $     0  $     0  $        0
-------------------------------------------------------------------------------------------------------------
  3       $    7,150   $400,000 $400,000 $  400,000 $ 3,130  $ 3,593  $    4,096 $     0  $     0  $        0
-------------------------------------------------------------------------------------------------------------
  4       $    9,775   $400,000 $400,000 $  400,000 $ 4,096  $ 4,848  $    5,699 $     0  $     0  $        0
-------------------------------------------------------------------------------------------------------------
  5       $   12,532   $400,000 $400,000 $  400,000 $ 5,012  $ 6,121  $    7,426 $     0  $    47  $    1,352
-------------------------------------------------------------------------------------------------------------
  6       $   15,427   $400,000 $400,000 $  400,000 $ 5,875  $ 7,407  $    9,286 $   305  $ 1,837  $    3,716
-------------------------------------------------------------------------------------------------------------
  7       $   18,466   $400,000 $400,000 $  400,000 $ 6,675  $ 8,697  $   11,279 $ 1,629  $ 3,651  $    6,233
-------------------------------------------------------------------------------------------------------------
  8       $   21,657   $400,000 $400,000 $  400,000 $ 7,401  $ 9,978  $   13,408 $ 2,900  $ 5,477  $    8,907
-------------------------------------------------------------------------------------------------------------
  9       $   25,008   $400,000 $400,000 $  400,000 $ 8,047  $11,242  $   15,678 $ 4,113  $ 7,308  $   11,744
-------------------------------------------------------------------------------------------------------------
 10       $   28,527   $400,000 $400,000 $  400,000 $ 8,604  $12,478  $   18,091 $ 5,260  $ 9,135  $   14,748
-------------------------------------------------------------------------------------------------------------
 15       $   48,940   $400,000 $400,000 $  400,000 $10,037  $18,122  $   32,811 $10,037  $18,122  $   32,811
-------------------------------------------------------------------------------------------------------------
 20       $   74,994   $400,000 $400,000 $  400,000 $ 8,945  $22,354  $   53,631 $ 8,945  $22,354  $   53,631
-------------------------------------------------------------------------------------------------------------
 25       $  108,245   $400,000 $400,000 $  400,000 $ 2,665  $21,750  $   81,446 $ 2,665  $21,750  $   81,446
-------------------------------------------------------------------------------------------------------------
 30       $  150,683   $400,000 $400,000 $  400,000 $     0  $11,431  $  118,520 $     0  $11,431  $  118,520
-------------------------------------------------------------------------------------------------------------
 35       $  204,846   $400,000 $400,000 $  400,000 $     0  $     0  $  168,156 $     0  $     0  $  168,156
-------------------------------------------------------------------------------------------------------------
 40       $  273,974   $400,000 $400,000 $  400,000 $     0  $     0  $  239,887 $     0  $     0  $  239,887
-------------------------------------------------------------------------------------------------------------
 45       $  362,200         **       ** $  400,000      **       **  $  362,174      **       **  $  362,174
-------------------------------------------------------------------------------------------------------------
 50       $  474,801         **       ** $  607,090      **       **  $  578,181      **       **  $  578,181
-------------------------------------------------------------------------------------------------------------
 55       $  618,512         **       ** $  948,335      **       **  $  903,176      **       **  $  903,176
-------------------------------------------------------------------------------------------------------------
 60       $  801,928         **       ** $1,423,774      **       **  $1,409,677      **       **  $1,409,677
-------------------------------------------------------------------------------------------------------------
 65       $1,036,018         **       ** $2,252,668      **       **  $2,230,364      **       **  $2,230,364
-------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST




-------------------------------------------------------------------------------------------------------------
           PREMIUMS
END OF   ACCUMULATED          DEATH BENEFIT                ACCOUNT VALUE           NET CASH SURRENDER VALUE
POLICY  AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
YEAR       PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
-------------------------------------------------------------------------------------------------------------
                       0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS
-------------------------------------------------------------------------------------------------------------
  1       $    2,268   $400,000 $400,000 $  400,000 $ 1,486  $  1,588 $    1,690 $     0  $      0 $        0
-------------------------------------------------------------------------------------------------------------
  2       $    4,649   $400,000 $400,000 $  400,000 $ 2,990  $  3,286 $    3,594 $     0  $      0 $        0
-------------------------------------------------------------------------------------------------------------
  3       $    7,150   $400,000 $400,000 $  400,000 $ 4,444  $  5,028 $    5,660 $     0  $      0 $        0
-------------------------------------------------------------------------------------------------------------
  4       $    9,775   $400,000 $400,000 $  400,000 $ 5,854  $  6,820 $    7,907 $     0  $    262 $    1,350
-------------------------------------------------------------------------------------------------------------
  5       $   12,532   $400,000 $400,000 $  400,000 $ 7,208  $  8,651 $   10,340 $ 1,135  $  2,578 $    4,267
-------------------------------------------------------------------------------------------------------------
  6       $   15,427   $400,000 $400,000 $  400,000 $ 8,517  $ 10,532 $   12,984 $ 2,947  $  4,962 $    7,414
-------------------------------------------------------------------------------------------------------------
  7       $   18,466   $400,000 $400,000 $  400,000 $ 9,785  $ 12,467 $   15,863 $ 4,739  $  7,421 $   10,817
-------------------------------------------------------------------------------------------------------------
  8       $   21,657   $400,000 $400,000 $  400,000 $11,011  $ 14,456 $   18,996 $ 6,510  $  9,955 $   14,495
-------------------------------------------------------------------------------------------------------------
  9       $   25,008   $400,000 $400,000 $  400,000 $12,302  $ 16,615 $   22,525 $ 8,368  $ 12,681 $   18,591
-------------------------------------------------------------------------------------------------------------
 10       $   28,527   $400,000 $400,000 $  400,000 $13,546  $ 18,829 $   26,362 $10,202  $ 15,486 $   23,019
-------------------------------------------------------------------------------------------------------------
 15       $   48,940   $400,000 $400,000 $  400,000 $19,721  $ 31,560 $   52,142 $19,721  $ 31,560 $   52,142
-------------------------------------------------------------------------------------------------------------
 20       $   74,994   $400,000 $400,000 $  400,000 $25,529  $ 47,799 $   95,347 $25,529  $ 47,799 $   95,347
-------------------------------------------------------------------------------------------------------------
 25       $  108,245   $400,000 $400,000 $  400,000 $29,556  $ 66,429 $  164,245 $29,556  $ 66,429 $  164,245
-------------------------------------------------------------------------------------------------------------
 30       $  150,683   $400,000 $400,000 $  400,000 $30,107  $ 86,330 $  274,506 $30,107  $ 86,330 $  274,506
-------------------------------------------------------------------------------------------------------------
 35       $  204,846   $400,000 $400,000 $  525,833 $24,464  $105,413 $  453,304 $24,464  $105,413 $  453,304
-------------------------------------------------------------------------------------------------------------
 40       $  273,974   $400,000 $400,000 $  792,556 $ 8,197  $120,279 $  740,706 $ 8,197  $120,279 $  740,706
-------------------------------------------------------------------------------------------------------------
 45       $  362,200         ** $400,000 $1,263,942      **  $126,046 $1,203,755      **  $126,046 $1,203,755
-------------------------------------------------------------------------------------------------------------
 50       $  474,801         ** $400,000 $2,037,786      **  $108,939 $1,940,748      **  $108,939 $1,940,748
-------------------------------------------------------------------------------------------------------------
 55       $  618,512         ** $400,000 $3,257,289      **  $ 36,587 $3,102,180      **  $ 36,587 $3,102,180
-------------------------------------------------------------------------------------------------------------
 60       $  801,928         **       ** $5,010,248      **        ** $4,960,641      **        ** $4,960,641
-------------------------------------------------------------------------------------------------------------
 65       $1,036,018         **       ** $8,059,432      **        ** $7,979,635      **        ** $7,979,635
-------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS LEVEL
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING GUARANTEED CHARGES
USING THE GUIDELINE PREMIUM TEST




-------------------------------------------------------------------------------------------------------------
           PREMIUMS
END OF   ACCUMULATED          DEATH BENEFIT                ACCOUNT VALUE           NET CASH SURRENDER VALUE
POLICY  AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
YEAR       PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
-------------------------------------------------------------------------------------------------------------
                       0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS
-------------------------------------------------------------------------------------------------------------
  1       $    2,268   $400,000 $400,000 $  400,000 $ 1,125  $ 1,215  $    1,306 $     0  $     0  $        0
-------------------------------------------------------------------------------------------------------------
  2       $    4,649   $400,000 $400,000 $  400,000 $ 2,258  $ 2,508  $    2,771 $     0  $     0  $        0
-------------------------------------------------------------------------------------------------------------
  3       $    7,150   $400,000 $400,000 $  400,000 $ 3,344  $ 3,826  $    4,350 $     0  $     0  $        0
-------------------------------------------------------------------------------------------------------------
  4       $    9,775   $400,000 $400,000 $  400,000 $ 4,368  $ 5,152  $    6,040 $     0  $     0  $        0
-------------------------------------------------------------------------------------------------------------
  5       $   12,532   $400,000 $400,000 $  400,000 $ 5,336  $ 6,492  $    7,853 $     0  $   418  $    1,779
-------------------------------------------------------------------------------------------------------------
  6       $   15,427   $400,000 $400,000 $  400,000 $ 6,246  $ 7,842  $    9,798 $   676  $ 2,272  $    4,228
-------------------------------------------------------------------------------------------------------------
  7       $   18,466   $400,000 $400,000 $  400,000 $ 7,088  $ 9,191  $   11,875 $ 2,042  $ 4,144  $    6,829
-------------------------------------------------------------------------------------------------------------
  8       $   21,657   $400,000 $400,000 $  400,000 $ 7,851  $10,527  $   14,085 $ 3,350  $ 6,026  $    9,584
-------------------------------------------------------------------------------------------------------------
  9       $   25,008   $400,000 $400,000 $  400,000 $ 8,531  $11,842  $   16,432 $ 4,597  $ 7,908  $   12,499
-------------------------------------------------------------------------------------------------------------
 10       $   28,527   $400,000 $400,000 $  400,000 $ 9,117  $13,124  $   18,920 $ 5,774  $ 9,781  $   15,576
-------------------------------------------------------------------------------------------------------------
 15       $   48,940   $400,000 $400,000 $  400,000 $10,666  $18,940  $   33,903 $10,666  $18,940  $   33,903
-------------------------------------------------------------------------------------------------------------
 20       $   74,994   $400,000 $400,000 $  400,000 $ 9,674  $23,250  $   54,622 $ 9,674  $23,250  $   54,622
-------------------------------------------------------------------------------------------------------------
 25       $  108,245   $400,000 $400,000 $  400,000 $ 3,577  $22,697  $   81,571 $ 3,577  $22,697  $   81,571
-------------------------------------------------------------------------------------------------------------
 30       $  150,683         ** $400,000 $  400,000      **  $12,591  $  116,264      **  $12,591  $  116,264
-------------------------------------------------------------------------------------------------------------
 35       $  204,846         **       ** $  400,000      **       **  $  160,483      **       **  $  160,483
-------------------------------------------------------------------------------------------------------------
 40       $  273,974         **       ** $  400,000      **       **  $  220,201      **       **  $  220,201
-------------------------------------------------------------------------------------------------------------
 45       $  362,200         **       ** $  400,000      **       **  $  308,615      **       **  $  308,615
-------------------------------------------------------------------------------------------------------------
 50       $  474,801         **       ** $  490,641      **       **  $  467,278      **       **  $  467,278
-------------------------------------------------------------------------------------------------------------
 55       $  618,512         **       ** $  743,102      **       **  $  707,716      **       **  $  707,716
-------------------------------------------------------------------------------------------------------------
 60       $  801,928         **       ** $1,080,858      **       **  $1,070,156      **       **  $1,070,156
-------------------------------------------------------------------------------------------------------------
 65       $1,036,018         **       ** $1,655,756      **       **  $1,639,363      **       **  $1,639,363
-------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING CURRENT CHARGES
USING THE GUIDELINE PREMIUM TEST




-------------------------------------------------------------------------------------------------------------
           PREMIUMS
END OF   ACCUMULATED          DEATH BENEFIT                ACCOUNT VALUE           NET CASH SURRENDER VALUE
POLICY  AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
YEAR       PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
-------------------------------------------------------------------------------------------------------------
                       0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS  0% GROSS 6% GROSS 12% GROSS
-------------------------------------------------------------------------------------------------------------
  1       $    2,268   $401,486 $401,588 $  401,690 $ 1,486  $  1,588 $    1,690 $     0  $      0 $        0
-------------------------------------------------------------------------------------------------------------
  2       $    4,649   $402,989 $403,285 $  403,593 $ 2,989  $  3,285 $    3,593 $     0  $      0 $        0
-------------------------------------------------------------------------------------------------------------
  3       $    7,150   $404,442 $405,026 $  405,658 $ 4,442  $  5,026 $    5,658 $     0  $      0 $        0
-------------------------------------------------------------------------------------------------------------
  4       $    9,775   $405,851 $406,816 $  407,903 $ 5,851  $  6,816 $    7,903 $     0  $    258 $    1,345
-------------------------------------------------------------------------------------------------------------
  5       $   12,532   $407,203 $408,645 $  410,332 $ 7,203  $  8,645 $   10,332 $ 1,129  $  2,571 $    4,259
-------------------------------------------------------------------------------------------------------------
  6       $   15,427   $408,509 $410,522 $  412,972 $ 8,509  $ 10,522 $   12,972 $ 2,939  $  4,952 $    7,402
-------------------------------------------------------------------------------------------------------------
  7       $   18,466   $409,774 $412,453 $  415,844 $ 9,774  $ 12,453 $   15,844 $ 4,728  $  7,407 $   10,798
-------------------------------------------------------------------------------------------------------------
  8       $   21,657   $410,996 $414,436 $  418,968 $10,996  $ 14,436 $   18,968 $ 6,495  $  9,935 $   14,467
-------------------------------------------------------------------------------------------------------------
  9       $   25,008   $412,283 $416,587 $  422,486 $12,283  $ 16,587 $   22,486 $ 8,349  $ 12,654 $   18,552
-------------------------------------------------------------------------------------------------------------
 10       $   28,527   $413,521 $418,793 $  426,308 $13,521  $ 18,793 $   26,308 $10,178  $ 15,450 $   22,965
-------------------------------------------------------------------------------------------------------------
 15       $   48,940   $419,650 $431,435 $  451,918 $19,650  $ 31,435 $   51,918 $19,650  $ 31,435 $   51,918
-------------------------------------------------------------------------------------------------------------
 20       $   74,994   $425,360 $447,441 $  494,567 $25,360  $ 47,441 $   94,567 $25,360  $ 47,441 $   94,567
-------------------------------------------------------------------------------------------------------------
 25       $  108,245   $429,170 $465,459 $  561,653 $29,170  $ 65,459 $  161,653 $29,170  $ 65,459 $  161,653
-------------------------------------------------------------------------------------------------------------
 30       $  150,683   $429,236 $483,668 $  665,649 $29,236  $ 83,668 $  265,649 $29,236  $ 83,668 $  265,649
-------------------------------------------------------------------------------------------------------------
 35       $  204,846   $422,719 $498,467 $  825,094 $22,719  $ 98,467 $  425,094 $22,719  $ 98,467 $  425,094
-------------------------------------------------------------------------------------------------------------
 40       $  273,974   $405,511 $503,728 $1,068,022 $ 5,511  $103,728 $  668,022 $ 5,511  $103,728 $  668,022
-------------------------------------------------------------------------------------------------------------
 45       $  362,200         ** $490,909 $1,438,572      **  $ 90,909 $1,038,572      **  $ 90,909 $1,038,572
-------------------------------------------------------------------------------------------------------------
 50       $  474,801         ** $441,250 $1,998,625      **  $ 41,250 $1,598,625      **  $ 41,250 $1,598,625
-------------------------------------------------------------------------------------------------------------
 55       $  618,512         **       ** $2,842,228      **        ** $2,442,228      **        ** $2,442,228
-------------------------------------------------------------------------------------------------------------
 60       $  801,928         **       ** $4,122,911      **        ** $3,722,911      **        ** $3,722,911
-------------------------------------------------------------------------------------------------------------
 65       $1,036,018         **       ** $6,101,948      **        ** $5,701,948      **        ** $5,701,948
-------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

INCENTIVE LIFE LEGACY II
$400,000 FACE AMOUNT

MALE, ISSUE AGE 35, PREFERRED ELITE NON-TOBACCO USER UNDERWRITING RISK CLASS

INITIAL DEATH BENEFIT OPTION IS INCREASING
INITIAL ANNUAL PLANNED PERIODIC PREMIUM: $2,160*
USING GUARANTEED CHARGES
USING THE GUIDELINE PREMIUM TEST




-------------------------------------------------------------------------------------------------------------
           PREMIUMS
END OF   ACCUMULATED          DEATH BENEFIT                ACCOUNT VALUE          NET CASH SURRENDER VALUE
POLICY  AT 5% INTEREST ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
YEAR       PER YEAR    ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF: ANNUAL INVESTMENT RETURN OF:
-------------------------------------------------------------------------------------------------------------
                       0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS 0% GROSS  6% GROSS 12% GROSS
-------------------------------------------------------------------------------------------------------------
  1       $    2,268   $401,123  $401,213 $401,304  $ 1,123   $ 1,213  $  1,304  $     0   $     0  $      0
-------------------------------------------------------------------------------------------------------------
  2       $    4,649   $402,253  $402,503 $402,765  $ 2,253   $ 2,503  $  2,765  $     0   $     0  $      0
-------------------------------------------------------------------------------------------------------------
  3       $    7,150   $403,335  $403,815 $404,338  $ 3,335   $ 3,815  $  4,338  $     0   $     0  $      0
-------------------------------------------------------------------------------------------------------------
  4       $    9,775   $404,353  $405,134 $406,018  $ 4,353   $ 5,134  $  6,018  $     0   $     0  $      0
-------------------------------------------------------------------------------------------------------------
  5       $   12,532   $405,314  $406,464 $407,818  $ 5,314   $ 6,464  $  7,818  $     0   $   390  $  1,744
-------------------------------------------------------------------------------------------------------------
  6       $   15,427   $406,214  $407,801 $409,745  $ 6,214   $ 7,801  $  9,745  $   644   $ 2,231  $  4,175
-------------------------------------------------------------------------------------------------------------
  7       $   18,466   $407,045  $409,133 $411,797  $ 7,045   $ 9,133  $ 11,797  $ 1,999   $ 4,087  $  6,751
-------------------------------------------------------------------------------------------------------------
  8       $   21,657   $407,795  $410,448 $413,975  $ 7,795   $10,448  $ 13,975  $ 3,294   $ 5,947  $  9,474
-------------------------------------------------------------------------------------------------------------
  9       $   25,008   $408,459  $411,737 $416,280  $ 8,459   $11,737  $ 16,280  $ 4,525   $ 7,803  $ 12,347
-------------------------------------------------------------------------------------------------------------
 10       $   28,527   $409,027  $412,987 $418,713  $ 9,027   $12,987  $ 18,713  $ 5,683   $ 9,644  $ 15,369
-------------------------------------------------------------------------------------------------------------
 15       $   48,940   $410,443  $418,524 $433,125  $10,443   $18,524  $ 33,125  $10,443   $18,524  $ 33,125
-------------------------------------------------------------------------------------------------------------
 20       $   74,994   $409,261  $422,273 $452,305  $ 9,261   $22,273  $ 52,305  $ 9,261   $22,273  $ 52,305
-------------------------------------------------------------------------------------------------------------
 25       $  108,245   $402,961  $420,644 $475,096  $ 2,961   $20,644  $ 75,096  $ 2,961   $20,644  $ 75,096
-------------------------------------------------------------------------------------------------------------
 30       $  150,683         **  $408,975 $499,277       **   $ 8,975  $ 99,277       **   $ 8,975  $ 99,277
-------------------------------------------------------------------------------------------------------------
 35       $  204,846         **        ** $518,075       **        **  $118,075       **        **  $118,075
-------------------------------------------------------------------------------------------------------------
 40       $  273,974         **        ** $519,027       **        **  $119,027       **        **  $119,027
-------------------------------------------------------------------------------------------------------------
 45       $  362,200         **        ** $469,625       **        **  $ 69,625       **        **  $ 69,625
-------------------------------------------------------------------------------------------------------------
 50       $  474,801         **        **       **       **        **        **       **        **        **
-------------------------------------------------------------------------------------------------------------
 55       $  618,512         **        **       **       **        **        **       **        **        **
-------------------------------------------------------------------------------------------------------------
 60       $  801,928         **        **       **       **        **        **       **        **        **
-------------------------------------------------------------------------------------------------------------
 65       $1,036,018         **        **       **       **        **        **       **        **        **
-------------------------------------------------------------------------------------------------------------


* The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.
** Policy lapses unless additional payments are made.


THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE DEATH BENEFIT, ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF INVESTMENT RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL POLICY YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

                    APPENDIX I: HYPOTHETICAL ILLUSTRATIONS

Appendix II: Policy variations

--------------------------------------------------------------------------------



This Appendix reflects policy variations that differ from what is described in this prospectus but may have been in effect at the time your policy was issued. If you purchased your policy during the "Approximate Time Period" below, the noted variation may apply to you. Your policy may have been available in your state past the approximate end date indicated below. For more information about your particular features, charges and options available under your policy based upon when you purchased it, please contact your financial professional and/or refer to your policy.



-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
September 19, 2009 - May  Long-Term Care            Rider Form No. R06-90
20, 2012                  Services/SM/ Rider/(1)/

                          Long-Term Care            Charge per $1,000 of the
                          Services/SM/ Rider        amount for which we are
                          Monthly charge            at risk (our amount "at
                                                    risk" for this rider is
                                                    the long-term care
                                                    specified amount minus
                                                    your policy account
                                                    value, but not less than
                                                    zero):

                                                    Highest: $1.18
                                                    Lowest: $0.08
                                                    Representative: $0.22

                                                    This representative
                                                    amount is the rate we
                                                    guarantee for a
                                                    representative insured
                                                    male age 35 at issue in
                                                    the preferred elite
                                                    non-tobacco user risk
                                                    class. This charge
                                                    varies based on the
                                                    individual
                                                    characteristics of the
                                                    insured and may not be
                                                    representative of the
                                                    charge that you will
                                                    pay. Your financial
                                                    professional can provide
                                                    you with more
                                                    information about these
                                                    charges as they relate
                                                    to the insured's
                                                    particular
                                                    characteristics.

                          Long-Term Care Specified  Equal to the face amount
                          Amount of the base policy at issue, subject to change due to subsequent policy transactions and will be reduced at the end of the period of coverage to reflect benefits paid during that period of coverage.

                          The effect of a period    The total of monthly
                          of coverage on policy     benefit payments will be
                          values                    treated as a lien
                                                    against the policy death
                                                    benefit, the policy
                                                    account value and the
                                                    cash surrender value.

                          Qualified Long-Term Care  Do not include treatment
                          Services or care for a mental, psychoneurotic, or personality disorder without evidence of organic disease
                                                    (Alzheimer's Disease and
                                                    senile dementia are not
                                                    excluded from coverage).

                          Nonforfeiture Benefit     Not available

                          Change of death benefit   You may not change the
                          option                    death benefit option
                                                    under the policy while
                                                    the Long-Term Care
                                                    Services/SM/ Rider is in
                                                    effect.
-----------------------------------------------------------------------------

                        APPENDIX II: POLICY VARIATIONS

--------------------------------------------------------------------------------


-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------

September 19, 2009 - May  Tax Qualification         LONG-TERM CARE
20, 2012 (continued)                                SERVICES/SM/ RIDER.
                                                    Benefits received under
                                                    this rider are intended
                                                    to be treated, for
                                                    Federal income tax
                                                    purposes, as accelerated
                                                    death benefits under
                                                    section 101(g) of the
                                                    Code on the life of a
                                                    chronically ill insured
                                                    person receiving
                                                    qualified long-term care
                                                    services within the
                                                    meaning of section 7702B
                                                    of the Code. It is not
                                                    intended to be a
                                                    qualified long-term care
                                                    insurance contract under
                                                    section 7702B(b) of the
                                                    Internal Revenue Code.
                                                    Charges for this benefit
                                                    will generally be
                                                    treated as distributions
                                                    from the policy for
                                                    federal income tax
                                                    purposes.
-----------------------------------------------------------------------------


(1)In the state of Massachusetts, this benefit is called the Accelerated Death Benefit for Chronic Illness Rider.

                        APPENDIX II: POLICY VARIATIONS

Appendix III: State policy availability and/or variations of certain features and benefits


--------------------------------------------------------------------------------

The following information is a summary of the states where certain policies or certain features and/or benefits are either not available as of the date of this prospectus or vary from the policy's features and benefits as previously described in this prospectus. Certain features and/or benefits may have been approved in your state after your policy was issued and cannot be added. Please contact your financial professional for more information about availability in your state. See also Appendix II earlier in this prospectus for information about the availability of certain features under your policy.

STATES WHERE CERTAIN POLICIES FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR
VARY:


--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CALIFORNIA   Long-Term Care Services/SM/ Rider Benefits received under this rider are intended to be
                                               treated, for Federal income tax
                                               purposes, as accelerated death
                                               benefits under section 101(g) of
                                               the Code on the life of a
                                               chronically ill insured person
                                               receiving qualified long-term
                                               care services within the meaning
                                               of section 7702B of the Code. It
                                               is not intended to be a
                                               qualified long-term care
                                               insurance contract under section
                                               7702B(b) of the Internal Revenue
                                               Code. Charges for this benefit
                                               will generally be treated as
                                               distributions from the policy
                                               for federal income tax purposes.

CONNECTICUT  Long-Term Care Services/SM/ Rider In Connecticut, we refer to this rider as the "LONG-TERM CARE
                                               BENEFITS RIDER" (Rider Form No.
                                               R12-10CT)

             See "Long-Term Care Services/SM/  The following information
             Rider" under "Other benefits you  replaces first three paragraphs
             can add by rider" in "More        in this section.
             information about policy
             features and benefits"

                                               The rider provides for the
                                               acceleration of all or part of
                                               the policy death benefit as a
                                               payment of a portion of the
                                               policy's death benefit each
                                               month as a result of the insured
                                               person being a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and who will
                                               require continuous care for the
                                               remainder of his or her
                                               life./(1)/ Benefits accelerated
                                               under this rider will be treated
                                               as a lien against the policy
                                               death benefit unless benefits
                                               are being paid under the
                                               optional Nonforfeiture Benefit.
                                               While this rider is in force and
                                               before any continuation of
                                               coverage under the optional
                                               Nonforfeiture Benefit, if
                                               elected, policy face amount
                                               increases and death benefit
                                               option changes from Option A to
                                               Option B are not permitted.

                                               An individual qualifies as
                                               "chronically ill" if they have
                                               been certified by a licensed
                                               health care practitioner as
                                               being expected to require
                                               lifetime confinement in a
                                               long-term care facility due to
                                               injury or sickness; or requiring
                                               substantial supervision to
                                               protect such individual from
                                               threats to health and safety due
                                               to cognitive impairment.

                                               "Qualified long-term care
                                               services" means necessary
                                               diagnostic, preventive,
                                               therapeutic, curing, mitigating,
                                               and rehabilitative services that
                                               are required by a chronically
                                               ill individual and provided in
                                               accordance with a plan of care
                                               prescribed by a U.S. licensed
                                               health care practitioner.
                                               Qualified long-term care
                                               services do not include home
                                               health care services.


                                     III-1


 APPENDIX III: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------

CONNECTICUT                                    Benefits are payable once we
(CONTINUED)                                    receive: 1) a written
                                               certification from a U.S.
                                               licensed health care
                                               practitioner that the insured
                                               person is a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and will require
                                               continuous care for the rest of
                                               his or her life; 2) proof that
                                               the "elimination period," as
                                               discussed below, has been
                                               satisfied; and 3) written notice
                                               of claim and proof of loss in a
                                               form satisfactory to us. In
                                               order to continue monthly
                                               benefit payments, we require
                                               recertification by a U.S.
                                               licensed health care
                                               practitioner every twelve months
                                               from the date of the initial or
                                               subsequent certification that
                                               the insured person is still a
                                               chronically ill individual
                                               receiving qualified long-term
                                               care services in accordance with
                                               a plan of care and will require
                                               continuous care for the
                                               remainder of his or her life.
                                               Otherwise, unless earlier
                                               terminated due to a change in
                                               status of the insured or payout
                                               of the maximum total benefit
                                               amount, benefit payments will
                                               terminate at the end of the
                                               twelve month period. This rider
                                               may not cover all of the costs
                                               associated with long-term care
                                               services during the insured
                                               person's period of coverage.

                                               Also see "Long-Term Care
                                               Services/SM/ Rider" policy
                                               variations that may apply
                                               earlier in Appendix II.

                                               The following information
                                               replaces the "Elimination
                                               Period" subsection in this
                                               section.

                                               .   ELIMINATION PERIOD. The
                                                   Long-Term Care Benefits
                                                   Rider has an elimination
                                                   period that is the required
                                                   period of time while the
                                                   rider is in force that must
                                                   elapse before any benefit is
                                                   available to the insured
                                                   person under this rider. The
                                                   elimination period is 90
                                                   days, beginning on the first
                                                   day of any qualified long-
                                                   term care services that are
                                                   provided to the insured
                                                   person. Generally, benefits
                                                   under this rider will not be
                                                   paid until the elimination
                                                   period is satisfied, and
                                                   benefits will not be
                                                   retroactively paid for the
                                                   elimination period. The 90
                                                   days do not have to be
                                                   continuous, but the
                                                   elimination period must be
                                                   satisfied within a
                                                   consecutive period of 24
                                                   months starting with the
                                                   month in which such services
                                                   are first provided. If the
                                                   elimination period is not
                                                   satisfied within this time
                                                   period, you must submit a
                                                   new claim for benefits under
                                                   this rider. This means that
                                                   a new elimination period of
                                                   90 days must be satisfied
                                                   within a new 24 month
                                                   period. The elimination
                                                   period must be satisfied
                                                   only once while this rider
                                                   is in effect.

FLORIDA      Long-Term Care Services/SM/ Rider Benefits received under this rider are intended to be
                                               treated, for Federal income tax
                                               purposes, as accelerated death
                                               benefits under section 101(g) of
                                               the Code on the life of a
                                               chronically ill insured person
                                               receiving qualified long-term
                                               care services within the meaning
                                               of section 7702B of the Code. It
                                               is not intended to be a
                                               qualified long-term care
                                               insurance contract under section
                                               7702B(b) of the Internal Revenue
                                               Code. Charges for this benefit
                                               will generally be treated as
                                               distributions from the policy
                                               for federal income tax purposes.
--------------------------------------------------------------------------------




                                     III-2


 APPENDIX III: STATE POLICY AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix IV: Calculating the alternate death benefit


--------------------------------------------------------------------------------

USING THE GUIDELINE PREMIUM TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death and that there is no outstanding debt. We also assume that the owner selected the guideline premium test. Policy 1 shows what the death benefit would be for a policy with low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times the death benefit percentage. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $42,000 ($35,000 x 120%) and the alternate death benefit for Policy 2 is $102,000 ($85,000 x 120%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($42,000) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($102,000) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $42,000) and Policy 2 (since $185,000 is greater than $102,000).

         --------------------------------------------------------------
                                                    POLICY 1  POLICY 2
         --------------------------------------------------------------
         Face Amount                                $100,000  $100,000
         Policy Account Value on the Date of Death  $ 35,000  $ 85,000
         Death Benefit Percentage                        120%      120%
         Death Benefit under Option A               $100,000  $102,000
         Death Benefit under Option B               $135,000  $185,000
         --------------------------------------------------------------

USING THE CASH VALUE ACCUMULATION TEST:

The following examples demonstrate how we calculate the death benefit under Option A and Option B. The examples show an insured under two policies with the same face amount, but account values vary as shown. We assume that each insured is age 65 at the time of death, is a male preferred non-tobacco user, and that there is no outstanding debt. We also assume that the owner selected the cash value accumulation test. Policy 1 shows what the death benefit would be for a policy with a low account value. Policy 2 shows what the death benefit would be for a policy with a higher account value.

The alternate death benefit is equal to the policy account value times a death benefit percentage which will be specified in your policy, and which varies based upon the insured's attained age, sex and risk class. If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected. In the example below, the alternate death benefit for Policy 1 is $64,995 ($35,000 x 185.7%) and the alternate death benefit for Policy 2 is $157,845 ($85,000 x 185.7%). The basic death benefit under Option A is equal to the face amount on the date of death. If the owner of Policy 1 elected Option A, the death benefit would equal the face amount, since the alternate death benefit amount ($64,995) is less than the face amount ($100,000). If the owner of Policy 2 elected Option A, the death benefit would be the alternate death benefit, since the alternate death benefit ($157,845) is greater than the face amount ($100,000). The basic death benefit under Option B is equal to the face amount plus the policy account value on the date of death. Based on the example below, the basic death benefit under Option B is greater than the alternate death benefit for both Policy 1 (since $135,000 is greater than $64,995) and Policy 2 (since $185,000 is greater than $157,845).

         --------------------------------------------------------------
                                                    POLICY 1  POLICY 2
         --------------------------------------------------------------
         Face Amount                                $100,000  $100,000
         Policy Account Value on the Date of Death  $ 35,000  $ 85,000
         Death Benefit Percentage                      185.7%    185.7%
         Death Benefit under Option A               $100,000  $102,000
         Death Benefit under Option B               $135,000  $185,000
         --------------------------------------------------------------

             APPENDIX IV: CALCULATING THE ALTERNATE DEATH BENEFIT

Requesting more information


--------------------------------------------------------------------------------


The Statement of Additional Information ("SAI"), dated May 1, 2013, is incorporated into this prospectus by reference and is available upon request, free of charge, by calling our toll free number at 888-855-5100 and requesting to speak with a customer service representative. You may also request one by writing to our operations center at P.O. Box 1047, Charlotte, NC 28201-1047. The SAI includes additional information about the registrant. You can make inquiries about your policy and request personalized illustrations by calling our toll free number at 1-800-777-6510, or asking your financial professional.


You may visit the SEC's web site at www.sec.gov to view the SAI and other information (including other parts of a registration statement) that relates to MONY America Variable Account L and the policies. You can also review and copy information about MONY America Variable Account L, including the SAI, at the SEC's Public Reference Room in Washington, D.C. or by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, at 100 F Street N.E., Washington, D.C. 20549. You may have to pay a duplicating fee. To find out more about the Public Reference Room, call the SEC at 1-202-551-8090.

SEC File Number: 811-04234

STATEMENT OF ADDITIONAL INFORMATION

TABLE OF CONTENTS


                                                             PAGE

Who is MONY Life Insurance Company of America?                2

Ways we pay policy proceeds                                   2

Distribution of the policies                                  2

Underwriting a policy                                         2

Insurance regulation that applies to MONY America             2

Custodian and independent registered public accounting firm   2

Financial Statements                                          2


                                                                      811-04234

Incentive Life Legacy(R)
Incentive Life Legacy(R) II

Flexible premium variable life insurance policies issued by MONY Life Insurance Company of America ("MONY America") with variable investment options offered under MONY America Variable Account L.

STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2013


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related Incentive Life Legacy(R) or Incentive Life Legacy(R) II prospectus, dated May 1, 2013. Each prospectus provides detailed information concerning the policy and the variable investment options, as well as the guaranteed interest option, that fund the policy. Each variable investment option is a subaccount of MONY America Variable Account L ("Variable Account L"). We established Variable Account L under Arizona Law in 1985. The guaranteed interest option is part of MONY America's general account. Definitions of special terms used in the SAI are found in the prospectuses.


A copy of the prospectuses are available free of charge by writing the Administrative Office (P.O. Box 1047, Charlotte, North Carolina 28201-1047), by calling toll free, 1-800-777-6510, or by contacting your financial professional.


        TABLE OF CONTENTS

        Who is MONY Life Insurance Company of America?               2

        Ways we pay policy proceeds                                  2

        Distribution of the policies                                 2

        Underwriting a policy                                        2

        Insurance regulation that applies to MONY America            2

        Custodian and independent registered public accounting firm  2

        Financial statements                                         2





  Copyright 2013. MONY Life Insurance Company of America, New York, New York
                                    10104.

 All rights reserved. Incentive Life Legacy(R) is a registered service mark of
                     AXA Equitable Life Insurance Company.


                                                                        #416978

WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. MONY Life Insurance Company of America is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, AXA exercises significant influence over the operations and capital structure of the Company. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the Policies.


We are subject to regulation by the state of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the state of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.

MONY AMERICA VARIABLE ACCOUNT L

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

WAYS WE PAY POLICY PROCEEDS

The payee for death benefit or other policy proceeds (e.g., upon surrenders) may name a successor to receive any amounts that we still owe following the payee's death. Otherwise, we will pay any such amounts to the payee's estate.

We must approve any payment arrangements that involve a payee who is not a natural person (for example, a corporation) or a payee who is a fiduciary. Also, the details of all payment arrangements will be subject to our rules at the time the arrangements are selected and take effect.

DISTRIBUTION OF THE POLICIES


AXA Advisors distributes these policies pursuant to a selling agreement between AXA Advisors and MONY America. For the years ended 2012, 2011 and 2010, AXA Advisors was paid an administrative services fee of $325,380. MONY America paid AXA Advisors, as the distributor of these policies and as the principal underwriter of MONY America Variable Account L, $35,577,146 in 2012, $25,047,740 in 2011, and $22,996,328 in 2010. Of this, AXA Advisors retained
$19,590,262, $9,887,586, and $9,617,704 respectively.

Under a distribution agreement between AXA Distributors and MONY America and certain of MONY America's separate accounts, including Variable Account L, MONY America paid AXA Distributors distribution fees of $5,345,631 in 2012, $7,639,963 in 2011 and $2,674,037 in 2010 as the distributor of certain contracts, including these policies, and as the principal underwriter of several MONY America's separate accounts, including Variable Account L. Of these amounts, for each of these three years, AXA Distributors retained $151,941, $2,957,034 and $123,494, respectively.


UNDERWRITING A POLICY

The underwriting of a policy determines: (1) whether the policy application will be approved or disapproved; and (2) into what premium class the insured should be placed. Risk factors that are considered for these determinations are: (i) the insured's age; (ii) whether the insured uses tobacco or not; and
(iii) the admitted medical history of the insured. Many other factors make up the overall evaluation of an individual's assessment for insurance, but all of these items are determined through the questions asked during the application process.

We base guaranteed cost of insurance rates under the policy on the 2001 Commissioner's Standard Ordinary Mortality Tables.

INSURANCE REGULATION THAT APPLIES TO MONY AMERICA

We are regulated and supervised by the Arizona State Insurance Department. In addition, we are subject to the insurance laws and regulations in every state where we sell policies. We submit annual reports on our operations and finances to insurance officials in all of these states. The officials are responsible for reviewing our reports to see that we are financially sound. Such regulation, however, does not guarantee or provide absolute assurance of our soundness.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Variable Account L. AXA Equitable's principal offices are located at 1290 Avenue of the Americas, New York, NY 10104.


The financial statements of MONY America Variable Account L for the year ended December 31, 2012, and for each of the two years in the period ended December 31, 2012, and the financial statements of MONY America at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been included in this SAI, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of that firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

This SAI contains the audited financial statements for each of the sub-accounts of MONY America Variable Account L (referred to elsewhere in this registration statement as Portfolios) and MONY America. The financial statements have been audited by PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, an independent registered public accounting firm.


PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to MONY America as permitted by the applicable SEC independence rules.


The financial statements of MONY America should be considered only as bearing upon the ability of MONY America to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in Variable Account L.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account L
Report of Independent Registered Public Accounting Firm...............  FSA-2
   Statements of Assets and Liabilities as of December 31, 2012.......  FSA-3
   Statements of Operations for the Year Ended December 31, 2012...... FSA-32
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2012 and December 31, 2011.......................... FSA-54
   Notes to Financial Statements...................................... FSA-91

With respect to MONY Life Insurance Company of America:
Report of Independent Registered Public Accounting Firm...............    F-1
Financial Statements:
   Balance Sheets, December 31, 2012 and December 31, 2011............    F-2
   Statements of Earnings (Loss), Years Ended December 31, 2012, 2011
     and 2010.........................................................    F-3
   Statements of Comprehensive Income (Loss), Years Ended December
     31, 2012, 2011 and 2010..........................................    F-4
   Statements of Shareholder's Equity, Years Ended December 31, 2012,
     2011 and 2010....................................................    F-5
   Statements of Cash Flows, Years Ended December 31, 2012, 2011 and
     2010.............................................................    F-6
   Notes to Financial Statements......................................    F-7

                                 FSA-1  e413477

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America
and the Contractowners of MONY America Variable Account L

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Investment Options of MONY America Variable Account L listed in Note 1 at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 22, 2013

                                     FSA-2

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                                                     ALL ASSET GROWTH- AMERICAN CENTURY VP MID AXA AGGRESSIVE AXA BALANCED
                                                          ALT 20*          CAP VALUE FUND       ALLOCATION*    STRATEGY*
                                                     ----------------- ----------------------- -------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $62,595,218           $287,807          $20,936,518    $9,327,717
Receivable for The Trusts shares sold...............         48,615                 --               65,212            --
Receivable for policy-related transactions..........             --                164                   --        19,221
                                                        -----------           --------          -----------    ----------
   Total assets.....................................     62,643,833            287,971           21,001,730     9,346,938
                                                        -----------           --------          -----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased.............             --                123                   --        19,220
Payable for policy-related transactions.............         48,615                 --               65,212            --
                                                        -----------           --------          -----------    ----------
   Total liabilities................................         48,615                123               65,212        19,220
                                                        -----------           --------          -----------    ----------
NET ASSETS..........................................    $62,595,218           $287,848          $20,936,518    $9,327,718
                                                        ===========           ========          ===========    ==========

NET ASSETS:
Accumulation Unit Value.............................    $62,549,993           $287,848          $20,935,806    $9,327,718
Retained by MONY America in Separate Account MLOA L.         45,225                 --                  712            --
                                                        -----------           --------          -----------    ----------
TOTAL NET ASSETS....................................    $62,595,218           $287,848          $20,936,518    $9,327,718
                                                        ===========           ========          ===========    ==========

Investments in shares of The Trusts, at cost........    $58,025,073           $273,811          $20,649,072    $9,034,031
The Trusts shares held
   Class A..........................................             --                 --                   85            --
   Class B..........................................      3,390,232                 --            2,105,481       742,683
   Class II.........................................             --             19,726                   --            --

                                                     AXA CONSERVATIVE
                                                       ALLOCATION*
                                                     ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $3,146,762
Receivable for The Trusts shares sold...............           629
Receivable for policy-related transactions..........            --
                                                        ----------
   Total assets.....................................     3,147,391
                                                        ----------

LIABILITIES:
Payable for The Trusts shares purchased.............            --
Payable for policy-related transactions.............           629
                                                        ----------
   Total liabilities................................           629
                                                        ----------
NET ASSETS..........................................    $3,146,762
                                                        ==========

NET ASSETS:
Accumulation Unit Value.............................    $3,140,904
Retained by MONY America in Separate Account MLOA L.         5,858
                                                        ----------
TOTAL NET ASSETS....................................    $3,146,762
                                                        ==========

Investments in shares of The Trusts, at cost........    $3,173,024
The Trusts shares held
   Class A..........................................           101
   Class B..........................................       327,459
   Class II.........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                     AXA CONSERVATIVE AXA CONSERVATIVE- AXA CONSERVATIVE AXA GROWTH  AXA MODERATE
                                                     GROWTH STRATEGY* PLUS ALLOCATION*     STRATEGY*     STRATEGY*   ALLOCATION*
                                                     ---------------- ----------------- ---------------- ----------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $2,726,600       $6,706,241        $1,510,181    $ 9,864,909 $33,384,003
Receivable for policy-related transactions..........         2,152              809             1,538        163,109     109,801
                                                        ----------       ----------        ----------    ----------- -----------
   Total assets.....................................     2,728,752        6,707,050         1,511,719     10,028,018  33,493,804
                                                        ----------       ----------        ----------    ----------- -----------

LIABILITIES:
Payable for The Trusts shares purchased.............         2,152              809             1,538        163,109     109,801
                                                        ----------       ----------        ----------    ----------- -----------
   Total liabilities................................         2,152              809             1,538        163,109     109,801
                                                        ----------       ----------        ----------    ----------- -----------
NET ASSETS..........................................    $2,726,600       $6,706,241        $1,510,181    $ 9,864,909 $33,384,003
                                                        ==========       ==========        ==========    =========== ===========

NET ASSETS:
Accumulation Unit Value.............................    $2,726,600       $6,706,203        $1,510,177    $ 9,864,909 $33,377,989
Retained by MONY America in Separate Account MLOA L.            --               38                 4             --       6,014
                                                        ----------       ----------        ----------    ----------- -----------
TOTAL NET ASSETS....................................    $2,726,600       $6,706,241        $1,510,181    $ 9,864,909 $33,384,003
                                                        ==========       ==========        ==========    =========== ===========

Investments in shares of The Trusts, at cost........    $2,670,759       $6,591,668        $1,495,828    $ 9,470,970 $33,018,542
The Trusts shares held
   Class A..........................................            --              157                --             --         290
   Class B..........................................       222,901          695,512           132,545        735,373   2,498,035

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                       AXA MODERATE    AXA MODERATE-   AXA TACTICAL AXA TACTICAL AXA TACTICAL
                                                     GROWTH STRATEGY* PLUS ALLOCATION* MANAGER 400* MANAGER 500* MANAGER 2000*
                                                     ---------------- ---------------- ------------ ------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $24,929,084      $67,940,250      $111,736     $159,705     $119,604
Receivable for policy-related transactions..........        18,762           75,557            46           --           --
                                                       -----------      -----------      --------     --------     --------
   Total assets.....................................    24,947,846       68,015,807       111,782      159,705      119,604
                                                       -----------      -----------      --------     --------     --------

LIABILITIES:
Payable for The Trusts shares purchased.............        18,762           75,557            46           --           --
                                                       -----------      -----------      --------     --------     --------
   Total liabilities................................        18,762           75,557            46           --           --
                                                       -----------      -----------      --------     --------     --------
NET ASSETS..........................................   $24,929,084      $67,940,250      $111,736     $159,705     $119,604
                                                       ===========      ===========      ========     ========     ========

NET ASSETS:
Accumulation Unit Value.............................   $24,929,084      $67,938,920      $111,736     $159,705     $119,604
Retained by MONY America in Separate Account MLOA L.            --            1,330            --           --           --
                                                       -----------      -----------      --------     --------     --------
TOTAL NET ASSETS....................................   $24,929,084      $67,940,250      $111,736     $159,705     $119,604
                                                       ===========      ===========      ========     ========     ========

Investments in shares of The Trusts, at cost........   $23,853,942      $69,339,889      $107,114     $155,246     $115,459
The Trusts shares held
   Class A..........................................            --            6,012            --           --           --
   Class B..........................................     1,880,384        6,606,342         7,060       10,966        7,917

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      AXA TACTICAL
                                                        MANAGER      DREYFUS STOCK   EQ/ALLIANCEBERNSTEIN    EQ/BLACKROCK
                                                     INTERNATIONAL* INDEX FUND, INC.  SMALL CAP GROWTH*   BASIC VALUE EQUITY*
                                                     -------------- ---------------- -------------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $144,380      $35,815,370         $2,667,268          $5,040,158
Receivable for The Trusts shares sold...............          --          143,261                 --                  --
Receivable for policy-related transactions..........          --               --              1,495               2,055
                                                        --------      -----------         ----------          ----------
   Total assets.....................................     144,380       35,958,631          2,668,763           5,042,213
                                                        --------      -----------         ----------          ----------

LIABILITIES:
Payable for The Trusts shares purchased.............          --               --              1,494               2,052
Payable for policy-related transactions.............          --          143,261                 --                  --
                                                        --------      -----------         ----------          ----------
   Total liabilities................................          --          143,261              1,494               2,052
                                                        --------      -----------         ----------          ----------
NET ASSETS..........................................    $144,380      $35,815,370         $2,667,269          $5,040,161
                                                        ========      ===========         ==========          ==========

NET ASSETS:
Accumulation Unit Value.............................    $144,380      $35,766,950         $2,667,269          $5,040,036
Retained by MONY America in Separate Account MLOA L.          --           48,420                 --                 125
                                                        --------      -----------         ----------          ----------
TOTAL NET ASSETS....................................    $144,380      $35,815,370         $2,667,269          $5,040,161
                                                        ========      ===========         ==========          ==========

Investments in shares of The Trusts, at cost........    $140,128      $32,030,547         $2,204,295          $4,349,280
The Trusts shares held
   Class A..........................................          --               --             39,280                  --
   Class B..........................................      11,949               --            122,585             344,270
   Initial Shares...................................          --        1,124,148                 --                  --

                                                        EQ/BOSTON
                                                     ADVISORS EQUITY
                                                         INCOME*
                                                     ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $15,818,729
Receivable for The Trusts shares sold...............         3,003
Receivable for policy-related transactions..........            --
                                                       -----------
   Total assets.....................................    15,821,732
                                                       -----------

LIABILITIES:
Payable for The Trusts shares purchased.............            --
Payable for policy-related transactions.............         3,003
                                                       -----------
   Total liabilities................................         3,003
                                                       -----------
NET ASSETS..........................................   $15,818,729
                                                       ===========

NET ASSETS:
Accumulation Unit Value.............................   $15,697,519
Retained by MONY America in Separate Account MLOA L.       121,210
                                                       -----------
TOTAL NET ASSETS....................................   $15,818,729
                                                       ===========

Investments in shares of The Trusts, at cost........   $14,570,254
The Trusts shares held
   Class A..........................................     1,328,263
   Class B..........................................     1,367,433
   Initial Shares...................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      EQ/CALVERT  EQ/CAPITAL
                                                       SOCIALLY    GUARDIAN  EQ/COMMON STOCK EQ/CORE BOND EQ/EQUITY
                                                     RESPONSIBLE* RESEARCH*      INDEX*         INDEX*    500 INDEX*
                                                     ------------ ---------- --------------- ------------ ----------
ASSETS:
Investments in shares of The Trusts, at fair value..  $1,456,363  $4,439,247   $5,604,616    $35,230,955  $6,490,033
Receivable for The Trusts shares sold...............       2,501         738           --          3,475          --
Receivable for policy-related transactions..........          --          --        1,373             --       2,132
                                                      ----------  ----------   ----------    -----------  ----------
   Total assets.....................................   1,458,864   4,439,985    5,605,989     35,234,430   6,492,165
                                                      ----------  ----------   ----------    -----------  ----------

LIABILITIES:
Payable for The Trusts shares purchased.............          --          --        1,373             --       2,115
Payable for policy-related transactions.............       2,501       1,479           --          3,475          --
                                                      ----------  ----------   ----------    -----------  ----------
   Total liabilities................................       2,501       1,479        1,373          3,475       2,115
                                                      ----------  ----------   ----------    -----------  ----------
NET ASSETS..........................................  $1,456,363  $4,438,506   $5,604,616    $35,230,955  $6,490,050
                                                      ==========  ==========   ==========    ===========  ==========

NET ASSETS:
Accumulation Unit Value.............................  $1,456,355  $4,241,920   $5,604,614    $35,137,867  $6,490,050
Retained by MONY America in Separate Account MLOA L.           8     196,586            2         93,088          --
                                                      ----------  ----------   ----------    -----------  ----------
TOTAL NET ASSETS....................................  $1,456,363  $4,438,506   $5,604,616    $35,230,955  $6,490,050
                                                      ==========  ==========   ==========    ===========  ==========

Investments in shares of The Trusts, at cost........  $1,162,241  $3,234,293   $4,560,353    $33,907,565  $5,431,698
The Trusts shares held
   Class A..........................................     134,010     278,445        1,768      3,272,679          --
   Class B..........................................      39,515      25,992      308,934        198,744     262,659

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                    EQ/GAMCO
                                                      EQ/EQUITY    MERGERS AND  EQ/GAMCO SMALL EQ/GLOBAL  EQ/GLOBAL MULTI-
                                                     GROWTH PLUS* ACQUISITIONS* COMPANY VALUE* BOND PLUS*  SECTOR EQUITY*
                                                     ------------ ------------- -------------- ---------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..  $9,613,353    $966,238     $75,343,500   $1,429,423    $6,384,135
Receivable for The Trusts shares sold...............       2,918         125              --           --            --
Receivable for policy-related transactions..........          --          --          20,104        1,726         1,194
                                                      ----------    --------     -----------   ----------    ----------
   Total assets.....................................   9,616,271     966,363      75,363,604    1,431,149     6,385,329
                                                      ----------    --------     -----------   ----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased.............          --          --          20,105        1,699         1,194
Payable for policy-related transactions.............       2,918         125              --           --            --
                                                      ----------    --------     -----------   ----------    ----------
   Total liabilities................................       2,918         125          20,105        1,699         1,194
                                                      ----------    --------     -----------   ----------    ----------
NET ASSETS..........................................  $9,613,353    $966,238     $75,343,499   $1,429,450    $6,384,135
                                                      ==========    ========     ===========   ==========    ==========

NET ASSETS:
Accumulation Unit Value.............................  $9,609,857    $965,882     $75,307,518   $1,429,450    $6,383,996
Retained by MONY America in Separate Account MLOA L.       3,496         356          35,981           --           139
                                                      ----------    --------     -----------   ----------    ----------
TOTAL NET ASSETS....................................  $9,613,353    $966,238     $75,343,499   $1,429,450    $6,384,135
                                                      ==========    ========     ===========   ==========    ==========

Investments in shares of The Trusts, at cost........  $8,125,362    $936,544     $55,512,221   $1,429,852    $5,827,137
The Trusts shares held
   Class A..........................................          --          --              --           --        68,031
   Class B..........................................     605,800      77,274       1,782,116      145,113       448,411

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                     EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                     GOVERNMENT BOND*    CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                     ---------------- ---------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $15,056,048       $1,167,650       $3,914,278       $3,837,545
Receivable for The Trusts shares sold...............       108,344               --               71               --
Receivable for policy-related transactions..........            --              221               --            1,584
                                                       -----------       ----------       ----------       ----------
   Total assets.....................................    15,164,392        1,167,871        3,914,349        3,839,129
                                                       -----------       ----------       ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased.............            --              221               --            1,584
Payable for policy-related transactions.............       108,344               --               71               --
                                                       -----------       ----------       ----------       ----------
   Total liabilities................................       108,344              221               71            1,584
                                                       -----------       ----------       ----------       ----------
NET ASSETS..........................................   $15,056,048       $1,167,650       $3,914,278       $3,837,545
                                                       ===========       ==========       ==========       ==========

NET ASSETS:
Accumulation Unit Value.............................   $14,927,390       $1,167,650       $3,914,218       $3,837,152
Retained by MONY America in Separate Account MLOA L.       128,658               --               60              393
                                                       -----------       ----------       ----------       ----------
TOTAL NET ASSETS....................................   $15,056,048       $1,167,650       $3,914,278       $3,837,545
                                                       ===========       ==========       ==========       ==========

Investments in shares of The Trusts, at cost........   $14,422,833       $1,116,859       $4,013,356       $3,669,952
The Trusts shares held
   Class A..........................................     1,369,023               --           73,417          131,112
   Class B..........................................        79,647          131,799          407,831          216,000

                                                      EQ/JPMORGAN
                                                         VALUE
                                                     OPPORTUNITIES*
                                                     --------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $614,513
Receivable for The Trusts shares sold...............          --
Receivable for policy-related transactions..........          90
                                                        --------
   Total assets.....................................     614,603
                                                        --------

LIABILITIES:
Payable for The Trusts shares purchased.............          90
Payable for policy-related transactions.............          --
                                                        --------
   Total liabilities................................          90
                                                        --------
NET ASSETS..........................................    $614,513
                                                        ========

NET ASSETS:
Accumulation Unit Value.............................    $614,513
Retained by MONY America in Separate Account MLOA L.          --
                                                        --------
TOTAL NET ASSETS....................................    $614,513
                                                        ========

Investments in shares of The Trusts, at cost........    $537,453
The Trusts shares held
   Class A..........................................       2,885
   Class B..........................................      55,388

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                     EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP EQ/LARGE CAP
                                                           PLUS*       GROWTH INDEX* GROWTH PLUS* VALUE INDEX* VALUE PLUS*
                                                     ----------------- ------------- ------------ ------------ ------------
ASSETS:
Investments in shares of The Trusts, at fair value..     $489,036       $1,391,179    $1,508,774   $7,127,643   $3,935,921
Receivable for The Trusts shares sold...............           --               --            --       11,636           --
Receivable for policy-related transactions..........            3               35           890           --        7,260
                                                         --------       ----------    ----------   ----------   ----------
   Total assets.....................................      489,039        1,391,214     1,509,664    7,139,279    3,943,181
                                                         --------       ----------    ----------   ----------   ----------

LIABILITIES:
Payable for The Trusts shares purchased.............            3               11           884           --        7,260
Payable for policy-related transactions.............           --               --            --       11,629           --
                                                         --------       ----------    ----------   ----------   ----------
   Total liabilities................................            3               11           884       11,629        7,260
                                                         --------       ----------    ----------   ----------   ----------
NET ASSETS..........................................     $489,036       $1,391,203    $1,508,780   $7,127,650   $3,935,921
                                                         ========       ==========    ==========   ==========   ==========

NET ASSETS:
Accumulation Unit Value.............................     $489,028       $1,391,203    $1,508,744   $7,127,356   $3,914,452
Retained by MONY America in Separate Account MLOA L.            8               --            36          294       21,469
                                                         --------       ----------    ----------   ----------   ----------
TOTAL NET ASSETS....................................     $489,036       $1,391,203    $1,508,780   $7,127,650   $3,935,921
                                                         ========       ==========    ==========   ==========   ==========

Investments in shares of The Trusts, at cost........     $477,249       $1,090,154    $1,252,238   $5,757,463   $3,637,105
The Trusts shares held
   Class A..........................................           --               --         9,671    1,017,101       85,250
   Class B..........................................       70,630          141,498        73,703      189,317      276,673

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        EQ/MFS
                                                     EQ/LORD ABBETT  INTERNATIONAL                   EQ/MID CAP VALUE
                                                     LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*      PLUS*
                                                     --------------- ------------- ----------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $697,831      $18,801,633     $5,611,877       $12,313,278
Receivable for The Trusts shares sold...............          --            4,876             --             7,544
Receivable for policy-related transactions..........          36               --          1,688                --
                                                        --------      -----------     ----------       -----------
   Total assets.....................................     697,867       18,806,509      5,613,565        12,320,822
                                                        --------      -----------     ----------       -----------

LIABILITIES:
Payable for The Trusts shares purchased.............          18               --          1,665                --
Payable for policy-related transactions.............          --            4,876             --             7,544
                                                        --------      -----------     ----------       -----------
   Total liabilities................................          18            4,876          1,665             7,544
                                                        --------      -----------     ----------       -----------
NET ASSETS..........................................    $697,849      $18,801,633     $5,611,900       $12,313,278
                                                        ========      ===========     ==========       ===========

NET ASSETS:
Accumulation Unit Value.............................    $697,849      $18,782,333     $5,611,900       $12,306,182
Retained by MONY America in Separate Account MLOA L.          --           19,300             --             7,096
                                                        --------      -----------     ----------       -----------
TOTAL NET ASSETS....................................    $697,849      $18,801,633     $5,611,900       $12,313,278
                                                        ========      ===========     ==========       ===========

Investments in shares of The Trusts, at cost........    $610,455      $16,286,767     $4,313,775       $ 9,882,468
The Trusts shares held
   Class A..........................................          --               --        311,563           948,455
   Class B..........................................      55,706        2,836,820        285,201           219,803


                                                     EQ/MONEY MARKET*
                                                     ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $22,657,395
Receivable for The Trusts shares sold...............            --
Receivable for policy-related transactions..........       248,273
                                                       -----------
   Total assets.....................................    22,905,668
                                                       -----------

LIABILITIES:
Payable for The Trusts shares purchased.............       257,921
Payable for policy-related transactions.............            --
                                                       -----------
   Total liabilities................................       257,921
                                                       -----------
NET ASSETS..........................................   $22,647,747
                                                       ===========

NET ASSETS:
Accumulation Unit Value.............................   $22,566,069
Retained by MONY America in Separate Account MLOA L.        81,678
                                                       -----------
TOTAL NET ASSETS....................................   $22,647,747
                                                       ===========

Investments in shares of The Trusts, at cost........   $22,657,644
The Trusts shares held
   Class A..........................................    11,101,785
   Class B..........................................    11,549,887

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         EQ/MORGAN
                                                       EQ/MONTAG &    STANLEY MID CAP EQ/PIMCO ULTRA EQ/QUALITY BOND
                                                     CALDWELL GROWTH*     GROWTH*      SHORT BOND*        PLUS*
                                                     ---------------- --------------- -------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $44,545,873      $11,750,171     $6,313,895     $8,431,564
Receivable for The Trusts shares sold...............            --               --             --          3,927
Receivable for policy-related transactions..........         4,982            4,363          1,776             --
                                                       -----------      -----------     ----------     ----------
   Total assets.....................................    44,550,855       11,754,534      6,315,671      8,435,491
                                                       -----------      -----------     ----------     ----------

LIABILITIES:
Payable for The Trusts shares purchased.............         4,983            4,363          1,776             --
Payable for policy-related transactions.............            --               --             --          3,927
                                                       -----------      -----------     ----------     ----------
   Total liabilities................................         4,983            4,363          1,776          3,927
                                                       -----------      -----------     ----------     ----------
NET ASSETS..........................................   $44,545,872      $11,750,171     $6,313,895     $8,431,564
                                                       ===========      ===========     ==========     ==========

NET ASSETS:
Accumulation Unit Value.............................   $44,521,373      $11,750,060     $6,313,798     $8,429,978
Retained by MONY America in Separate Account MLOA L.        24,499              111             97          1,586
                                                       -----------      -----------     ----------     ----------
TOTAL NET ASSETS....................................   $44,545,872      $11,750,171     $6,313,895     $8,431,564
                                                       ===========      ===========     ==========     ==========

Investments in shares of The Trusts, at cost........   $36,250,551      $10,396,439     $6,280,150     $8,787,989
The Trusts shares held
   Class A..........................................            --          574,151        132,192          3,254
   Class B..........................................     6,369,439          178,818        500,790        979,589

                                                     EQ/SMALL COMPANY
                                                          INDEX*
                                                     ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $5,800,538
Receivable for The Trusts shares sold...............         7,292
Receivable for policy-related transactions..........            --
                                                        ----------
   Total assets.....................................     5,807,830
                                                        ----------

LIABILITIES:
Payable for The Trusts shares purchased.............            --
Payable for policy-related transactions.............         7,292
                                                        ----------
   Total liabilities................................         7,292
                                                        ----------
NET ASSETS..........................................    $5,800,538
                                                        ==========

NET ASSETS:
Accumulation Unit Value.............................    $5,800,345
Retained by MONY America in Separate Account MLOA L.           193
                                                        ----------
TOTAL NET ASSETS....................................    $5,800,538
                                                        ==========

Investments in shares of The Trusts, at cost........    $4,803,792
The Trusts shares held
   Class A..........................................       381,044
   Class B..........................................       216,215

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                     EQ/T. ROWE PRICE EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO
                                                      GROWTH STOCK*       INCOME*       COMSTOCK*   OMEGA GROWTH*
                                                     ---------------- --------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $38,285,486      $14,183,459     $875,664      $2,565,050
Receivable for The Trusts shares sold...............         9,888            4,872           --              --
Receivable for policy-related transactions..........            --               --           35          14,001
                                                       -----------      -----------     --------      ----------
   Total assets.....................................    38,295,374       14,188,331      875,699       2,579,051
                                                       -----------      -----------     --------      ----------

LIABILITIES:
Payable for The Trusts shares purchased.............            --               --           34          14,001
Payable for policy-related transactions.............         9,888            4,872           --              --
                                                       -----------      -----------     --------      ----------
   Total liabilities................................         9,888            4,872           34          14,001
                                                       -----------      -----------     --------      ----------
NET ASSETS..........................................   $38,285,486      $14,183,459     $875,665      $2,565,050
                                                       ===========      ===========     ========      ==========

NET ASSETS:
Accumulation Unit Value.............................   $38,245,767      $14,161,154     $875,665      $2,565,029
Retained by MONY America in Separate Account MLOA L.        39,719           22,305           --              21
                                                       -----------      -----------     --------      ----------
TOTAL NET ASSETS....................................   $38,285,486      $14,183,459     $875,665      $2,565,050
                                                       ===========      ===========     ========      ==========

Investments in shares of The Trusts, at cost........   $29,312,422      $11,841,418     $701,884      $2,300,918
The Trusts shares held
   Class B..........................................     1,595,935        2,209,240       81,126         232,288
   Initial Class....................................            --               --           --              --

                                                     FIDELITY(R) VIP ASSET
                                                            MANAGER
                                                           PORTFOLIO
                                                     ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value..        $8,400
Receivable for The Trusts shares sold...............            --
Receivable for policy-related transactions..........            --
                                                            ------
   Total assets.....................................         8,400
                                                            ------

LIABILITIES:
Payable for The Trusts shares purchased.............            --
Payable for policy-related transactions.............            --
                                                            ------
   Total liabilities................................            --
                                                            ------
NET ASSETS..........................................        $8,400
                                                            ======

NET ASSETS:
Accumulation Unit Value.............................        $8,400
Retained by MONY America in Separate Account MLOA L.            --
                                                            ------
TOTAL NET ASSETS....................................        $8,400
                                                            ======

Investments in shares of The Trusts, at cost........        $7,832
The Trusts shares held
   Class B..........................................            --
   Initial Class....................................           554

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                     FIDELITY(R) VIP FIDELITY(R) VIP
                                                      CONTRAFUND(R)  GROWTH & INCOME FIDELITY(R) VIP MID FRANKLIN INCOME
                                                        PORTFOLIO       PORTFOLIO       CAP PORTFOLIO    SECURITIES FUND
                                                     --------------- --------------- ------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $24,374,860      $731,348          $407,716         $7,257,290
Receivable for The Trusts shares sold...............        58,140            --                --                 --
Receivable for policy-related transactions..........            --            --               235             24,635
                                                       -----------      --------          --------         ----------
   Total assets.....................................    24,433,000       731,348           407,951          7,281,925
                                                       -----------      --------          --------         ----------

LIABILITIES:
Payable for The Trusts shares purchased.............            --            --               235             24,635
Payable for policy-related transactions.............        58,140            --                --                 --
                                                       -----------      --------          --------         ----------
   Total liabilities................................        58,140            --               235             24,635
                                                       -----------      --------          --------         ----------
NET ASSETS..........................................   $24,374,860      $731,348          $407,716         $7,257,290
                                                       ===========      ========          ========         ==========

NET ASSETS:
Accumulation Unit Value.............................   $24,363,874      $731,348          $407,716         $7,257,138
Retained by MONY America in Separate Account MLOA L.        10,986            --                --                152
                                                       -----------      --------          --------         ----------
TOTAL NET ASSETS....................................   $24,374,860      $731,348          $407,716         $7,257,290
                                                       ===========      ========          ========         ==========

Investments in shares of The Trusts, at cost........   $19,115,586      $625,540          $426,465         $6,604,756
The Trusts shares held
   Class 2..........................................            --            --                --            481,572
   Initial Class....................................       168,961        39,849                --                 --
   Service Class....................................       722,677            --                --                 --
   Service Class 2..................................        32,991        10,450            13,600                 --

                                                     FRANKLIN RISING
                                                        DIVIDENDS
                                                     SECURITIES FUND
                                                     ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $1,913,886
Receivable for The Trusts shares sold...............           --
Receivable for policy-related transactions..........        5,716
                                                       ----------
   Total assets.....................................    1,919,602
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased.............        5,716
Payable for policy-related transactions.............           --
                                                       ----------
   Total liabilities................................        5,716
                                                       ----------
NET ASSETS..........................................   $1,913,886
                                                       ==========

NET ASSETS:
Accumulation Unit Value.............................   $1,913,860
Retained by MONY America in Separate Account MLOA L.           26
                                                       ----------
TOTAL NET ASSETS....................................   $1,913,886
                                                       ==========

Investments in shares of The Trusts, at cost........   $1,671,408
The Trusts shares held
   Class 2..........................................       88,442
   Initial Class....................................           --
   Service Class....................................           --
   Service Class 2..................................           --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-14

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                     FRANKLIN SMALL      FRANKLIN     GOLDMAN SACHS VIT INVESCO V.I.
                                                        CAP VALUE    STRATEGIC INCOME   MID CAP VALUE    DIVERSIFIED
                                                     SECURITIES FUND SECURITIES FUND        FUND        DIVIDEND FUND
                                                     --------------- ---------------- ----------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $126,342         $776,822         $223,850       $2,949,927
Receivable for The Trusts shares sold...............          --               --               --               43
Receivable for policy-related transactions..........         189              317               38               --
                                                        --------         --------         --------       ----------
   Total assets.....................................     126,531          777,139          223,888        2,949,970
                                                        --------         --------         --------       ----------

LIABILITIES:
Payable for The Trusts shares purchased.............         189              317               16               --
Payable for policy-related transactions.............          --               --               --               40
                                                        --------         --------         --------       ----------
   Total liabilities................................         189              317               16               40
                                                        --------         --------         --------       ----------
NET ASSETS..........................................    $126,342         $776,822         $223,872       $2,949,930
                                                        ========         ========         ========       ==========

NET ASSETS:
Accumulation Unit Value.............................    $126,342         $776,803         $223,870       $2,949,930
Retained by MONY America in Separate Account MLOA L.          --               19                2               --
                                                        --------         --------         --------       ----------
TOTAL NET ASSETS....................................    $126,342         $776,822         $223,872       $2,949,930
                                                        ========         ========         ========       ==========

Investments in shares of The Trusts, at cost........    $111,730         $760,139         $205,029       $2,778,991
The Trusts shares held
   Class 2..........................................       6,930           60,500               --               --
   Series I.........................................          --               --               --          180,534
   Service Shares...................................          --               --           14,583               --

                                                     INVESCO V.I. GLOBAL
                                                      CORE EQUITY FUND
                                                     -------------------
ASSETS:
Investments in shares of The Trusts, at fair value..      $438,349
Receivable for The Trusts shares sold...............           107
Receivable for policy-related transactions..........            --
                                                          --------
   Total assets.....................................       438,456
                                                          --------

LIABILITIES:
Payable for The Trusts shares purchased.............            --
Payable for policy-related transactions.............           107
                                                          --------
   Total liabilities................................           107
                                                          --------
NET ASSETS..........................................      $438,349
                                                          ========

NET ASSETS:
Accumulation Unit Value.............................      $438,306
Retained by MONY America in Separate Account MLOA L.            43
                                                          --------
TOTAL NET ASSETS....................................      $438,349
                                                          ========

Investments in shares of The Trusts, at cost........      $413,443
The Trusts shares held
   Class 2..........................................            --
   Series I.........................................        58,136
   Service Shares...................................            --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                             INVESCO V.I.
                                                     INVESCO V.I. GLOBAL INVESCO V.I. GLOBAL INTERNATIONAL INVESCO V.I. MID CAP
                                                      HEALTH CARE FUND    REAL ESTATE FUND    GROWTH FUND    CORE EQUITY FUND
                                                     ------------------- ------------------- ------------- --------------------
ASSETS:
Investments in shares of The Trusts, at fair value..      $772,036            $791,799         $506,968          $138,919
Receivable for The Trusts shares sold...............            64                  --               --                --
Receivable for policy-related transactions..........            --               4,824              303               193
                                                          --------            --------         --------          --------
   Total assets.....................................       772,100             796,623          507,271           139,112
                                                          --------            --------         --------          --------

LIABILITIES:
Payable for The Trusts shares purchased.............            --               4,771              257               193
Payable for policy-related transactions.............            64                  --               --                --
                                                          --------            --------         --------          --------
   Total liabilities................................            64               4,771              257               193
                                                          --------            --------         --------          --------
NET ASSETS..........................................      $772,036            $791,852         $507,014          $138,919
                                                          ========            ========         ========          ========

NET ASSETS:
Accumulation Unit Value.............................      $772,032            $791,852         $507,014          $138,919
Retained by MONY America in Separate Account MLOA L.             4                  --               --                --
                                                          --------            --------         --------          --------
TOTAL NET ASSETS....................................      $772,036            $791,852         $507,014          $138,919
                                                          ========            ========         ========          ========

Investments in shares of The Trusts, at cost........      $575,938            $704,864         $475,365          $132,150
The Trusts shares held
   Series I.........................................        36,764                  --               --                --
   Series II........................................            --              52,402           17,081            11,043

                                                     INVESCO V.I. SMALL
                                                      CAP EQUITY FUND
                                                     ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..      $128,570
Receivable for The Trusts shares sold...............            --
Receivable for policy-related transactions..........            --
                                                          --------
   Total assets.....................................       128,570
                                                          --------

LIABILITIES:
Payable for The Trusts shares purchased.............            --
Payable for policy-related transactions.............            --
                                                          --------
   Total liabilities................................            --
                                                          --------
NET ASSETS..........................................      $128,570
                                                          ========

NET ASSETS:
Accumulation Unit Value.............................      $128,570
Retained by MONY America in Separate Account MLOA L.            --
                                                          --------
TOTAL NET ASSETS....................................      $128,570
                                                          ========

Investments in shares of The Trusts, at cost........      $118,495
The Trusts shares held
   Series I.........................................            --
   Series II........................................         7,022

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                      INVESCO V.I.   IVY FUNDS VIP IVY FUNDS VIP MID  IVY FUNDS VIP
                                                     TECHNOLOGY FUND    ENERGY        CAP GROWTH     SMALL CAP GROWTH
                                                     --------------- ------------- ----------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $276,392       $634,823        $709,030          $204,682
Receivable for The Trusts shares sold...............          24          2,626              --                --
Receivable for policy-related transactions..........          --             --             326               419
                                                        --------       --------        --------          --------
   Total assets.....................................     276,416        637,449         709,356           205,101
                                                        --------       --------        --------          --------

LIABILITIES:
Payable for The Trusts shares purchased.............          --             --             263               410
Payable for policy-related transactions.............          24          2,584              --                --
                                                        --------       --------        --------          --------
   Total liabilities................................          24          2,584             263               410
                                                        --------       --------        --------          --------
NET ASSETS..........................................    $276,392       $634,865        $709,093          $204,691
                                                        ========       ========        ========          ========

NET ASSETS:
Accumulation Unit Value.............................    $276,280       $634,865        $709,093          $204,691
Retained by MONY America in Separate Account MLOA L.         112             --              --                --
                                                        --------       --------        --------          --------
TOTAL NET ASSETS....................................    $276,392       $634,865        $709,093          $204,691
                                                        ========       ========        ========          ========

Investments in shares of The Trusts, at cost........    $220,153       $642,657        $710,439          $213,630
The Trusts shares held
   Common Shares....................................          --        107,705          83,049            21,330
   Institutional Shares.............................          --             --              --                --
   Series I.........................................      16,384             --              --                --

                                                       JANUS ASPEN
                                                     SERIES BALANCED
                                                        PORTFOLIO
                                                     ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $8,581,907
Receivable for The Trusts shares sold...............        1,145
Receivable for policy-related transactions..........           --
                                                       ----------
   Total assets.....................................    8,583,052
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased.............           --
Payable for policy-related transactions.............        1,145
                                                       ----------
   Total liabilities................................        1,145
                                                       ----------
NET ASSETS..........................................   $8,581,907
                                                       ==========

NET ASSETS:
Accumulation Unit Value.............................   $8,581,736
Retained by MONY America in Separate Account MLOA L.          171
                                                       ----------
TOTAL NET ASSETS....................................   $8,581,907
                                                       ==========

Investments in shares of The Trusts, at cost........   $8,350,810
The Trusts shares held
   Common Shares....................................           --
   Institutional Shares.............................      315,860
   Series I.........................................           --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                       JANUS ASPEN
                                                        JANUS ASPEN    JANUS ASPEN    JANUS ASPEN   SERIES PERKINS MID
                                                     SERIES ENTERPRISE SERIES FORTY SERIES OVERSEAS     CAP VALUE
                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO
                                                     ----------------- ------------ --------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $11,615,203    $13,848,065    $4,255,396        $2,288,099
Receivable for The Trusts shares sold...............          1,143         70,396            --                --
Receivable for policy-related transactions..........             --             --            36                --
                                                        -----------    -----------    ----------        ----------
   Total assets.....................................     11,616,346     13,918,461     4,255,432         2,288,099
                                                        -----------    -----------    ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased.............             --             --            36                --
Payable for policy-related transactions.............          1,143         70,396            --                --
                                                        -----------    -----------    ----------        ----------
   Total liabilities................................          1,143         70,396            36                --
                                                        -----------    -----------    ----------        ----------
NET ASSETS..........................................    $11,615,203    $13,848,065    $4,255,396        $2,288,099
                                                        ===========    ===========    ==========        ==========

NET ASSETS:
Accumulation Unit Value.............................    $11,603,356    $13,845,195    $4,255,111        $2,287,497
Retained by MONY America in Separate Account MLOA L.         11,847          2,870           285               602
                                                        -----------    -----------    ----------        ----------
TOTAL NET ASSETS....................................    $11,615,203    $13,848,065    $4,255,396        $2,288,099
                                                        ===========    ===========    ==========        ==========

Investments in shares of The Trusts, at cost........    $ 8,491,138    $10,853,914    $4,533,092        $2,167,486
The Trusts shares held
   Institutional Shares.............................        259,442        283,939        10,451                --
   Service Shares...................................             --         55,133       104,204           146,956

                                                       JANUS ASPEN
                                                     SERIES WORLDWIDE
                                                        PORTFOLIO
                                                     ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $9,797,392
Receivable for The Trusts shares sold...............        35,554
Receivable for policy-related transactions..........            --
                                                        ----------
   Total assets.....................................     9,832,946
                                                        ----------

LIABILITIES:
Payable for The Trusts shares purchased.............            --
Payable for policy-related transactions.............        35,554
                                                        ----------
   Total liabilities................................        35,554
                                                        ----------
NET ASSETS..........................................    $9,797,392
                                                        ==========

NET ASSETS:
Accumulation Unit Value.............................    $9,789,924
Retained by MONY America in Separate Account MLOA L.         7,468
                                                        ----------
TOTAL NET ASSETS....................................    $9,797,392
                                                        ==========

Investments in shares of The Trusts, at cost........    $8,296,872
The Trusts shares held
   Institutional Shares.............................       318,718
   Service Shares...................................            --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                          LAZARD
                                                        RETIREMENT        MFS(R)      MFS(R) INVESTORS
                                                     EMERGING MARKETS  INTERNATIONAL    GROWTH STOCK   MFS(R) INVESTORS
                                                     EQUITY PORTFOLIO VALUE PORTFOLIO      SERIES        TRUST SERIES
                                                     ---------------- --------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $1,937,625       $846,578         $68,458          $38,334
Receivable for The Trusts shares sold...............            --             --              --               --
Receivable for policy-related transactions..........         9,105            191           3,147               --
                                                        ----------       --------         -------          -------
   Total assets.....................................     1,946,730        846,769          71,605           38,334
                                                        ----------       --------         -------          -------

LIABILITIES:
Payable for The Trusts shares purchased.............         9,105            173           3,133               --
Payable for policy-related transactions.............            --             --              --               --
                                                        ----------       --------         -------          -------
   Total liabilities................................         9,105            173           3,133               --
                                                        ----------       --------         -------          -------
NET ASSETS..........................................    $1,937,625       $846,596         $68,472          $38,334
                                                        ==========       ========         =======          =======

NET ASSETS:
Accumulation Unit Value.............................    $1,937,163       $846,596         $68,472          $38,334
Retained by MONY America in Separate Account MLOA L.           462             --              --               --
                                                        ----------       --------         -------          -------
TOTAL NET ASSETS....................................    $1,937,625       $846,596         $68,472          $38,334
                                                        ==========       ========         =======          =======

Investments in shares of The Trusts, at cost........    $1,871,286       $778,705         $66,019          $35,222
The Trusts shares held
   Initial Class....................................            --             --              --               --
   Service Class....................................            --         49,392           5,738            1,683
   Service Shares...................................        87,202             --              --               --


                                                     MFS(R) UTILITIES
                                                          SERIES
                                                     ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $1,595,636
Receivable for The Trusts shares sold...............           100
Receivable for policy-related transactions..........            --
                                                        ----------
   Total assets.....................................     1,595,736
                                                        ----------

LIABILITIES:
Payable for The Trusts shares purchased.............            --
Payable for policy-related transactions.............            91
                                                        ----------
   Total liabilities................................            91
                                                        ----------
NET ASSETS..........................................    $1,595,645
                                                        ==========

NET ASSETS:
Accumulation Unit Value.............................    $1,595,645
Retained by MONY America in Separate Account MLOA L.            --
                                                        ----------
TOTAL NET ASSETS....................................    $1,595,645
                                                        ==========

Investments in shares of The Trusts, at cost........    $1,320,211
The Trusts shares held
   Initial Class....................................        57,750
   Service Class....................................            --
   Service Shares...................................            --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-19

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                     MULTIMANAGER   MULTIMANAGER
                                                        MULTIMANAGER    MULTIMANAGER INTERNATIONAL LARGE CAP CORE
                                                     AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*       EQUITY*
                                                     ------------------ ------------ ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..     $1,772,211     $10,733,697   $1,438,998      $290,250
Receivable for The Trusts shares sold...............          1,946           1,025        1,801            --
Receivable for policy-related transactions..........             --              --           --            --
                                                         ----------     -----------   ----------      --------
   Total assets.....................................      1,774,157      10,734,722    1,440,799       290,250
                                                         ----------     -----------   ----------      --------

LIABILITIES:
Payable for The Trusts shares purchased.............             --              --           --            --
Payable for policy-related transactions.............          1,938           1,025        1,801            --
                                                         ----------     -----------   ----------      --------
   Total liabilities................................          1,938           1,025        1,801            --
                                                         ----------     -----------   ----------      --------
NET ASSETS..........................................     $1,772,219     $10,733,697   $1,438,998      $290,250
                                                         ==========     ===========   ==========      ========

NET ASSETS:
Accumulation Unit Value.............................     $1,772,219     $10,733,640   $1,438,998      $290,250
Retained by MONY America in Separate Account MLOA L.             --              57           --            --
                                                         ----------     -----------   ----------      --------
TOTAL NET ASSETS....................................     $1,772,219     $10,733,697   $1,438,998      $290,250
                                                         ==========     ===========   ==========      ========

Investments in shares of The Trusts, at cost........     $1,372,248     $10,888,359   $1,384,295      $241,554
The Trusts shares held
   Class A..........................................             --         846,512           --            --
   Class B..........................................         61,850         196,560      139,890        27,151

                                                       MULTIMANAGER
                                                     LARGE CAP VALUE*
                                                     ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $1,332,628
Receivable for The Trusts shares sold...............            --
Receivable for policy-related transactions..........           686
                                                        ----------
   Total assets.....................................     1,333,314
                                                        ----------

LIABILITIES:
Payable for The Trusts shares purchased.............           686
Payable for policy-related transactions.............            --
                                                        ----------
   Total liabilities................................           686
                                                        ----------
NET ASSETS..........................................    $1,332,628
                                                        ==========

NET ASSETS:
Accumulation Unit Value.............................    $1,332,472
Retained by MONY America in Separate Account MLOA L.           156
                                                        ----------
TOTAL NET ASSETS....................................    $1,332,628
                                                        ==========

Investments in shares of The Trusts, at cost........    $1,105,417
The Trusts shares held
   Class A..........................................           680
   Class B..........................................       126,998

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                     MULTIMANAGER MID  MULTIMANAGER     MULTIMANAGER      MULTIMANAGER
                                                       CAP GROWTH*    MID CAP VALUE* MULTI-SECTOR BOND* SMALL CAP GROWTH*
                                                     ---------------- -------------- ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value..     $599,731       $1,173,256       $2,728,994        $10,842,814
Receivable for policy-related transactions..........           74               24              713              1,028
                                                         --------       ----------       ----------        -----------
   Total assets.....................................      599,805        1,173,280        2,729,707         10,843,842
                                                         --------       ----------       ----------        -----------

LIABILITIES:
Payable for The Trusts shares purchased.............           73               10              713              1,028
Payable for policy-related transactions.............           --               --               --                 --
                                                         --------       ----------       ----------        -----------
   Total liabilities................................           73               10              713              1,028
                                                         --------       ----------       ----------        -----------
NET ASSETS..........................................     $599,732       $1,173,270       $2,728,994        $10,842,814
                                                         ========       ==========       ==========        ===========

NET ASSETS:
Accumulation Unit Value.............................     $599,732       $1,173,270       $2,728,682        $10,820,324
Retained by MONY America in Separate Account MLOA L.           --               --              312             22,490
                                                         --------       ----------       ----------        -----------
TOTAL NET ASSETS....................................     $599,732       $1,173,270       $2,728,994        $10,842,814
                                                         ========       ==========       ==========        ===========

Investments in shares of The Trusts, at cost........     $470,052       $  962,619       $2,604,137        $ 9,393,009
The Trusts shares held
   Class A..........................................           --               --          301,603                 --
   Class B..........................................       62,741          119,899          375,941          1,307,978

                                                       MULTIMANAGER
                                                     SMALL CAP VALUE*
                                                     ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..    $ 572,108
Receivable for policy-related transactions..........           22
                                                        ---------
   Total assets.....................................      572,130
                                                        ---------

LIABILITIES:
Payable for The Trusts shares purchased.............           22
Payable for policy-related transactions.............           --
                                                        ---------
   Total liabilities................................           22
                                                        ---------
NET ASSETS..........................................    $ 572,108
                                                        =========

NET ASSETS:
Accumulation Unit Value.............................    $$571,897
Retained by MONY America in Separate Account MLOA L.          211
                                                        ---------
TOTAL NET ASSETS....................................    $ 572,108
                                                        =========

Investments in shares of The Trusts, at cost........    $ 466,447
The Trusts shares held
   Class A..........................................           --
   Class B..........................................       50,207

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                    PIMCO VARIABLE
                                                                                                      INSURANCE
                                                                                                        TRUST
                                                                                                    COMMODITYREAL
                                                                                     OPPENHEIMER      RETURN(R)
                                                     MULTIMANAGER  MUTUAL SHARES  GLOBAL SECURITIES    STRATEGY
                                                     TECHNOLOGY*  SECURITIES FUND      FUND/VA        PORTFOLIO
                                                     ------------ --------------- ----------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value..  $1,847,926     $173,680        $2,122,419        $573,027
Receivable for The Trusts shares sold...............          --           --            22,557              --
Receivable for policy-related transactions..........       5,366           52                --           7,958
                                                      ----------     --------        ----------        --------
   Total assets.....................................   1,853,292      173,732         2,144,976         580,985
                                                      ----------     --------        ----------        --------

LIABILITIES:
Payable for The Trusts shares purchased.............       5,366           --                --           7,947
Payable for policy-related transactions.............          --           --            22,394              --
                                                      ----------     --------        ----------        --------
   Total liabilities................................       5,366           --            22,394           7,947
                                                      ----------     --------        ----------        --------
NET ASSETS..........................................  $1,847,926     $173,732        $2,122,582        $573,038
                                                      ==========     ========        ==========        ========

NET ASSETS:
Accumulation Unit Value.............................  $1,847,926     $173,732        $2,122,582        $573,038
Retained by MONY America in Separate Account MLOA L.          --           --                --              --
                                                      ----------     --------        ----------        --------
TOTAL NET ASSETS....................................  $1,847,926     $173,732        $2,122,582        $573,038
                                                      ==========     ========        ==========        ========

Investments in shares of The Trusts, at cost........  $1,509,822     $164,060        $1,638,454        $617,878
The Trusts shares held
   Administrative Class.............................          --           --                --              --
   Advisor Class....................................          --           --                --          79,477
   Class B..........................................     133,630           --                --              --
   Class 2..........................................          --       10,086                --              --
   Service Class....................................          --           --            65,811              --


                                                     PIMCO VARIABLE
                                                     INSURANCE TRUST
                                                       GLOBAL BOND
                                                        PORTFOLIO
                                                       (UNHEDGED)
                                                     ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $4,019,985
Receivable for The Trusts shares sold...............      104,703
Receivable for policy-related transactions..........           --
                                                       ----------
   Total assets.....................................    4,124,688
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased.............           --
Payable for policy-related transactions.............      104,703
                                                       ----------
   Total liabilities................................      104,703
                                                       ----------
NET ASSETS..........................................   $4,019,985
                                                       ==========

NET ASSETS:
Accumulation Unit Value.............................   $4,019,450
Retained by MONY America in Separate Account MLOA L.          535
                                                       ----------
TOTAL NET ASSETS....................................   $4,019,985
                                                       ==========

Investments in shares of The Trusts, at cost........   $4,011,562
The Trusts shares held
   Administrative Class.............................      293,002
   Advisor Class....................................           --
   Class B..........................................           --
   Class 2..........................................           --
   Service Class....................................           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-22

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                     PIMCO VARIABLE  PIMCO VARIABLE                    TEMPLETON
                                                     INSURANCE TRUST INSURANCE TRUST T. ROWE PRICE    DEVELOPING
                                                       REAL RETURN    TOTAL RETURN   EQUITY INCOME      MARKETS
                                                        PORTFOLIO       PORTFOLIO    PORTFOLIO - II SECURITIES FUND
                                                     --------------- --------------- -------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value..   $1,618,351      $2,718,544       $283,659      $16,686,444
Receivable for policy-related transactions..........        8,471           7,929          1,737            4,548
                                                       ----------      ----------       --------      -----------
   Total assets.....................................    1,626,822       2,726,473        285,396       16,690,992
                                                       ----------      ----------       --------      -----------

LIABILITIES:
Payable for The Trusts shares purchased.............        8,471           7,929          1,737            4,539
                                                       ----------      ----------       --------      -----------
   Total liabilities................................        8,471           7,929          1,737            4,539
                                                       ----------      ----------       --------      -----------
NET ASSETS..........................................   $1,618,351      $2,718,544       $283,659      $16,686,453
                                                       ==========      ==========       ========      ===========

NET ASSETS:
Accumulation Unit Value.............................   $1,617,986      $2,718,257       $283,659      $16,686,453
Retained by MONY America in Separate Account MLOA L.          365             287             --               --
                                                       ----------      ----------       --------      -----------
TOTAL NET ASSETS....................................   $1,618,351      $2,718,544       $283,659      $16,686,453
                                                       ==========      ==========       ========      ===========

Investments in shares of The Trusts, at cost........   $1,619,384      $2,682,379       $260,638      $15,419,873
The Trusts shares held..............................
   Advisor Class....................................      113,568         235,372             --               --
   Class II.........................................           --              --         12,766               --
   Class 2..........................................           --              --             --        1,589,185


                                                       TEMPLETON GLOBAL
                                                     BOND SECURITIES FUND
                                                     --------------------
ASSETS:
Investments in shares of The Trusts, at fair value..     $18,190,815
Receivable for policy-related transactions..........           4,156
                                                         -----------
   Total assets.....................................      18,194,971
                                                         -----------

LIABILITIES:
Payable for The Trusts shares purchased.............           4,156
                                                         -----------
   Total liabilities................................           4,156
                                                         -----------
NET ASSETS..........................................     $18,190,815
                                                         ===========

NET ASSETS:
Accumulation Unit Value.............................     $18,190,813
Retained by MONY America in Separate Account MLOA L.               2
                                                         -----------
TOTAL NET ASSETS....................................     $18,190,815
                                                         ===========

Investments in shares of The Trusts, at cost........     $17,240,528
The Trusts shares held..............................
   Advisor Class....................................              --
   Class II.........................................              --
   Class 2..........................................         934,300

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                        TEMPLETON    UIF EMERGING   VAN ECK VIP                     VAN ECK VIP
                                                         GROWTH      MARKETS DEBT EMERGING MARKETS   VAN ECK VIP    GLOBAL HARD
                                                     SECURITIES FUND  PORTFOLIO         FUND       GLOBAL BOND FUND ASSETS FUND
                                                     --------------- ------------ ---------------- ---------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value..     $89,492       $208,809      $1,548,185       $1,108,497    $2,345,967
Receivable for The Trusts shares sold...............          --             --              --               --            --
Receivable for policy-related transactions..........           2             --               1                1         5,053
                                                         -------       --------      ----------       ----------    ----------
   Total assets.....................................      89,494        208,809       1,548,186        1,108,498     2,351,020
                                                         -------       --------      ----------       ----------    ----------

LIABILITIES:
Payable for The Trusts shares purchased.............          --             --              --               --         5,008
                                                         -------       --------      ----------       ----------    ----------
   Total liabilities................................          --             --              --               --         5,008
                                                         -------       --------      ----------       ----------    ----------
NET ASSETS..........................................     $89,494       $208,809      $1,548,186       $1,108,498    $2,346,012
                                                         =======       ========      ==========       ==========    ==========

NET ASSETS:
Accumulation Unit Value.............................     $89,494       $208,796      $1,548,186       $1,108,498    $2,346,012
Retained by MONY America in Separate Account MLOA L.          --             13              --               --            --
                                                         -------       --------      ----------       ----------    ----------
TOTAL NET ASSETS....................................     $89,494       $208,809      $1,548,186       $1,108,498    $2,346,012
                                                         =======       ========      ==========       ==========    ==========

Investments in shares of The Trusts, at cost........     $79,560       $175,361      $  869,537       $1,083,745    $2,382,810
The Trusts shares held
   Class S Shares...................................          --             --              --               --        28,576
   Class I..........................................          --         21,934              --               --            --
   Class 2..........................................       7,476             --              --               --            --
   Initial Class....................................          --             --         114,680           92,995        52,695

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                        CONTRACT                               UNITS
                                        CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                        -------- --------------- ---------- -----------
ALL ASSET GROWTH-ALT 20................   0.00%        B          $ 15.17       10,100
ALL ASSET GROWTH-ALT 20................   0.00%        B          $116.80        7,289
ALL ASSET GROWTH-ALT 20................   0.35%        B          $ 12.85      146,027
ALL ASSET GROWTH-ALT 20................   0.35%        B          $ 13.03      786,949
ALL ASSET GROWTH-ALT 20................   0.35%        B          $ 13.57        1,007
ALL ASSET GROWTH-ALT 20................   0.35%        B          $ 14.11      179,983
ALL ASSET GROWTH-ALT 20................   0.75%        B          $ 26.39    1,775,984

AMERICAN CENTURY VP MID CAP VALUE FUND.   0.00%     CLASS II      $123.00        2,340

AXA AGGRESSIVE ALLOCATION..............   0.00%        A          $  9.43           89
AXA AGGRESSIVE ALLOCATION..............   0.00%        B          $153.06      131,414
AXA AGGRESSIVE ALLOCATION..............   0.35%        B          $  9.14       78,581
AXA AGGRESSIVE ALLOCATION..............   0.75%        B          $  8.94       11,477

AXA BALANCED STRATEGY..................   0.00%        B          $118.62       78,637

AXA CONSERVATIVE ALLOCATION............   0.00%        A          $ 11.78           82
AXA CONSERVATIVE ALLOCATION............   0.00%        B          $139.97       19,402
AXA CONSERVATIVE ALLOCATION............   0.35%        B          $ 11.42       14,448
AXA CONSERVATIVE ALLOCATION............   0.75%        B          $ 11.17       23,220

AXA CONSERVATIVE GROWTH STRATEGY.......   0.00%        B          $117.11       23,282

AXA CONSERVATIVE-PLUS ALLOCATION.......   0.00%        A          $ 11.15          136
AXA CONSERVATIVE-PLUS ALLOCATION.......   0.00%        B          $142.98       37,210
AXA CONSERVATIVE-PLUS ALLOCATION.......   0.35%        B          $ 10.81       79,948
AXA CONSERVATIVE-PLUS ALLOCATION.......   0.75%        B          $ 10.58       49,161

AXA CONSERVATIVE STRATEGY..............   0.00%        B          $113.81       13,269

AXA GROWTH STRATEGY....................   0.00%        B          $121.58       81,140

AXA MODERATE ALLOCATION................   0.00%        A          $ 10.73          363
AXA MODERATE ALLOCATION................   0.00%        B          $150.56      200,897
AXA MODERATE ALLOCATION................   0.35%        B          $ 10.40      206,492
AXA MODERATE ALLOCATION................   0.75%        B          $ 10.17       96,192

AXA MODERATE GROWTH STRATEGY...........   0.00%        B          $120.11      207,545

AXA MODERATE-PLUS ALLOCATION...........   0.00%        A          $ 10.16        6,079
AXA MODERATE-PLUS ALLOCATION...........   0.00%        B          $154.67      417,736
AXA MODERATE-PLUS ALLOCATION...........   0.35%        B          $  9.85      263,601
AXA MODERATE-PLUS ALLOCATION...........   0.75%        B          $  9.63       69,708

AXA TACTICAL MANAGER 400...............   0.00%        B          $114.29          978

AXA TACTICAL MANAGER 500...............   0.00%        B          $114.94        1,390

AXA TACTICAL MANAGER 2000..............   0.00%        B          $109.21        1,095

AXA TACTICAL MANAGER INTERNATIONAL.....   0.00%        B          $102.81        1,404

DREYFUS STOCK INDEX FUND, INC..........   0.00%  INITIAL SHARES   $ 19.40    1,150,577
DREYFUS STOCK INDEX FUND, INC..........   0.35%  INITIAL SHARES   $ 12.31       77,044
DREYFUS STOCK INDEX FUND, INC..........   0.35%  INITIAL SHARES   $ 12.38      813,307
DREYFUS STOCK INDEX FUND, INC..........   0.75%  INITIAL SHARES   $ 10.92      221,768

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..   0.00%        A          $ 17.47        4,006

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                       CONTRACT                               UNITS
                                       CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                       -------- --------------- ---------- -----------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.35%         A         $ 15.77       38,066
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.00%         B         $236.31        8,452

EQ/BLACKROCK BASIC VALUE EQUITY.......   0.00%         B         $285.11       14,863
EQ/BLACKROCK BASIC VALUE EQUITY.......   0.35%         B         $ 15.32       52,380

EQ/BOSTON ADVISORS EQUITY INCOME......   0.00%         A         $ 19.90      367,313
EQ/BOSTON ADVISORS EQUITY INCOME......   0.60%         A         $ 12.12       29,022
EQ/BOSTON ADVISORS EQUITY INCOME......   0.00%         B         $140.34        7,078
EQ/BOSTON ADVISORS EQUITY INCOME......   0.35%         B         $ 15.82        1,843
EQ/BOSTON ADVISORS EQUITY INCOME......   0.35%         B         $ 15.99       28,537
EQ/BOSTON ADVISORS EQUITY INCOME......   0.35%         B         $ 16.32      215,113
EQ/BOSTON ADVISORS EQUITY INCOME......   0.35%         B         $ 16.60      102,084
EQ/BOSTON ADVISORS EQUITY INCOME......   0.75%         B         $ 13.87       97,384

EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.00%         A         $  9.52          362
EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.35%         A         $  8.07        7,972
EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.35%         A         $  8.38      105,755
EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.75%         A         $  9.04       19,295
EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.00%         B         $105.78          669
EQ/CALVERT SOCIALLY RESPONSIBLE.......   0.35%         B         $ 11.35       22,681

EQ/CAPITAL GUARDIAN RESEARCH..........   0.00%         A         $ 11.77        5,819
EQ/CAPITAL GUARDIAN RESEARCH..........   0.35%         A         $ 11.32      104,362
EQ/CAPITAL GUARDIAN RESEARCH..........   0.35%         A         $ 11.54       17,324
EQ/CAPITAL GUARDIAN RESEARCH..........   0.35%         A         $ 16.95       52,240
EQ/CAPITAL GUARDIAN RESEARCH..........   0.60%         A         $ 12.91      103,726
EQ/CAPITAL GUARDIAN RESEARCH..........   0.75%         A         $ 13.91       13,548
EQ/CAPITAL GUARDIAN RESEARCH..........   0.00%         B         $166.88        2,274

EQ/COMMON STOCK INDEX.................   0.00%         A         $ 17.61        1,820
EQ/COMMON STOCK INDEX.................   0.00%         B         $112.55       49,511

EQ/CORE BOND INDEX....................   0.00%         A         $ 15.32    1,100,790
EQ/CORE BOND INDEX....................   0.35%         A         $ 14.76       53,588
EQ/CORE BOND INDEX....................   0.35%         A         $ 14.99      416,669
EQ/CORE BOND INDEX....................   0.35%         A         $ 15.38        9,942
EQ/CORE BOND INDEX....................   0.35%         A         $ 15.46      384,143
EQ/CORE BOND INDEX....................   0.60%         A         $ 11.41        9,842
EQ/CORE BOND INDEX....................   0.75%         A         $ 11.36      265,195
EQ/CORE BOND INDEX....................   0.00%         B         $137.04       14,741

EQ/EQUITY 500 INDEX...................   0.00%         B         $122.84       52,835

EQ/EQUITY GROWTH PLUS.................   0.00%         B         $177.17       14,944
EQ/EQUITY GROWTH PLUS.................   0.35%         B         $ 12.18      431,071
EQ/EQUITY GROWTH PLUS.................   0.75%         B         $ 11.83      144,843

EQ/GAMCO MERGERS AND ACQUISITIONS.....   0.00%         B         $144.55        6,682

EQ/GAMCO SMALL COMPANY VALUE..........   0.00%         B         $ 49.97       68,956
EQ/GAMCO SMALL COMPANY VALUE..........   0.00%         B         $227.69       33,028
EQ/GAMCO SMALL COMPANY VALUE..........   0.35%         B         $ 29.28        8,346
EQ/GAMCO SMALL COMPANY VALUE..........   0.35%         B         $ 30.44      326,141
EQ/GAMCO SMALL COMPANY VALUE..........   0.35%         B         $ 38.13       39,744
EQ/GAMCO SMALL COMPANY VALUE..........   0.35%         B         $ 40.38      477,173
EQ/GAMCO SMALL COMPANY VALUE..........   0.75%         B         $ 72.17      462,601

EQ/GLOBAL BOND PLUS...................   0.00%         B         $138.19       10,344

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                 CONTRACT                               UNITS
                                 CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                 -------- --------------- ---------- -----------
EQ/GLOBAL MULTI-SECTOR EQUITY...   0.35%         A         $ 28.60         360
EQ/GLOBAL MULTI-SECTOR EQUITY...   0.35%         A         $ 30.37      27,406
EQ/GLOBAL MULTI-SECTOR EQUITY...   0.00%         B         $222.46      24,910

EQ/INTERMEDIATE GOVERNMENT BOND.   0.00%         A         $ 18.06     461,193
EQ/INTERMEDIATE GOVERNMENT BOND.   0.35%         A         $ 13.84     144,480
EQ/INTERMEDIATE GOVERNMENT BOND.   0.35%         A         $ 13.84       3,538
EQ/INTERMEDIATE GOVERNMENT BOND.   0.35%         A         $ 16.22     141,601
EQ/INTERMEDIATE GOVERNMENT BOND.   0.35%         A         $ 16.28      14,902
EQ/INTERMEDIATE GOVERNMENT BOND.   0.75%         A         $ 19.12      68,864
EQ/INTERMEDIATE GOVERNMENT BOND.   0.00%         B         $122.90       5,652

EQ/INTERNATIONAL CORE PLUS......   0.00%         B         $135.18       8,638

EQ/INTERNATIONAL EQUITY INDEX...   0.00%         A         $ 11.38      53,135
EQ/INTERNATIONAL EQUITY INDEX...   0.00%         B         $115.18      28,732

EQ/INTERNATIONAL VALUE PLUS.....   0.00%         A         $ 15.49      93,587
EQ/INTERNATIONAL VALUE PLUS.....   0.00%         B         $146.54      16,295

EQ/JPMORGAN VALUE OPPORTUNITIES.   0.00%         A         $  9.06       3,347
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.00%         B         $178.19       3,278

EQ/LARGE CAP CORE PLUS..........   0.00%         B         $116.14       4,211

EQ/LARGE CAP GROWTH INDEX.......   0.00%         B         $105.02      13,247

EQ/LARGE CAP GROWTH PLUS........   0.00%         A         $ 13.20      13,522
EQ/LARGE CAP GROWTH PLUS........   0.00%         B         $207.84       6,400

EQ/LARGE CAP VALUE INDEX........   0.35%         A         $ 14.35       5,342
EQ/LARGE CAP VALUE INDEX........   0.35%         A         $ 15.17     104,711
EQ/LARGE CAP VALUE INDEX........   0.35%         A         $ 15.25     275,278
EQ/LARGE CAP VALUE INDEX........   0.35%         A         $ 15.25       9,818
EQ/LARGE CAP VALUE INDEX........   0.00%         B         $ 73.72      15,134

EQ/LARGE CAP VALUE PLUS.........   0.00%         A         $ 15.72       2,831
EQ/LARGE CAP VALUE PLUS.........   0.35%         A         $ 10.75          18
EQ/LARGE CAP VALUE PLUS.........   0.35%         A         $ 11.06      79,912
EQ/LARGE CAP VALUE PLUS.........   0.00%         B         $127.00      23,509

EQ/LORD ABBETT LARGE CAP CORE...   0.00%         B         $138.52       5,038

EQ/MFS INTERNATIONAL GROWTH.....   0.00%         B         $ 16.34     169,406
EQ/MFS INTERNATIONAL GROWTH.....   0.00%         B         $170.56      12,694
EQ/MFS INTERNATIONAL GROWTH.....   0.35%         B         $ 14.52      51,870
EQ/MFS INTERNATIONAL GROWTH.....   0.35%         B         $ 15.46     309,346
EQ/MFS INTERNATIONAL GROWTH.....   0.75%         B         $ 22.56     368,476

EQ/MID CAP INDEX................   0.35%         A         $ 16.85       3,904
EQ/MID CAP INDEX................   0.35%         A         $ 17.61     163,742
EQ/MID CAP INDEX................   0.00%         B         $150.33      17,713

EQ/MID CAP VALUE PLUS...........   0.00%         A         $ 14.91      26,864
EQ/MID CAP VALUE PLUS...........   0.35%         A         $ 14.74     652,086
EQ/MID CAP VALUE PLUS...........   0.00%         B         $212.78      10,789

EQ/MONEY MARKET.................   0.00%         A         $ 11.43      91,708
EQ/MONEY MARKET.................   0.35%         A         $ 11.13     331,912
EQ/MONEY MARKET.................   0.35%         A         $ 11.13     391,731
EQ/MONEY MARKET.................   0.60%         A         $ 10.94      31,859
EQ/MONEY MARKET.................   0.75%         A         $ 10.81     145,374

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                         CONTRACT                               UNITS
                                         CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                         -------- --------------- ---------- -----------
EQ/MONEY MARKET.........................   0.00%         B         $131.49       87,841

EQ/MONTAG & CALDWELL GROWTH.............   0.00%         B         $ 11.65       17,301
EQ/MONTAG & CALDWELL GROWTH.............   0.00%         B         $157.47        6,538
EQ/MONTAG & CALDWELL GROWTH.............   0.35%         B         $ 13.48      240,899
EQ/MONTAG & CALDWELL GROWTH.............   0.35%         B         $ 13.86    2,154,395
EQ/MONTAG & CALDWELL GROWTH.............   0.35%         B         $ 13.88       17,349
EQ/MONTAG & CALDWELL GROWTH.............   0.35%         B         $ 14.18      517,274
EQ/MONTAG & CALDWELL GROWTH.............   0.75%         B         $ 10.64      245,402

EQ/MORGAN STANLEY MID CAP GROWTH........   0.00%         A         $ 22.50       99,342
EQ/MORGAN STANLEY MID CAP GROWTH........   0.35%         A         $ 13.40        3,678
EQ/MORGAN STANLEY MID CAP GROWTH........   0.35%         A         $ 13.50      351,084
EQ/MORGAN STANLEY MID CAP GROWTH........   0.35%         A         $ 20.98       84,077
EQ/MORGAN STANLEY MID CAP GROWTH........   0.35%         A         $ 21.68        8,970
EQ/MORGAN STANLEY MID CAP GROWTH........   0.00%         B         $183.48       15,090

EQ/PIMCO ULTRA SHORT BOND...............   0.00%         A         $ 13.98       94,218
EQ/PIMCO ULTRA SHORT BOND...............   0.00%         B         $118.76       20,120
EQ/PIMCO ULTRA SHORT BOND...............   0.35%         B         $ 13.49        3,784
EQ/PIMCO ULTRA SHORT BOND...............   0.35%         B         $ 13.52       61,745
EQ/PIMCO ULTRA SHORT BOND...............   0.35%         B         $ 13.53        2,599
EQ/PIMCO ULTRA SHORT BOND...............   0.35%         B         $ 13.61      123,845

EQ/QUALITY BOND PLUS....................   0.00%         A         $ 11.22        2,491
EQ/QUALITY BOND PLUS....................   0.00%         B         $167.74        8,000
EQ/QUALITY BOND PLUS....................   0.35%         B         $ 18.25       16,505
EQ/QUALITY BOND PLUS....................   0.35%         B         $ 18.35      164,352
EQ/QUALITY BOND PLUS....................   0.75%         B         $ 25.01      149,673

EQ/SMALL COMPANY INDEX..................   0.00%         A         $ 10.99      243,262
EQ/SMALL COMPANY INDEX..................   0.35%         A         $ 20.00       51,355
EQ/SMALL COMPANY INDEX..................   0.00%         B         $198.34       10,590

EQ/T. ROWE PRICE GROWTH STOCK...........   0.00%         B         $ 15.55      180,809
EQ/T. ROWE PRICE GROWTH STOCK...........   0.00%         B         $133.60       11,707
EQ/T. ROWE PRICE GROWTH STOCK...........   0.35%         B         $ 12.46       93,091
EQ/T. ROWE PRICE GROWTH STOCK...........   0.35%         B         $ 12.59      774,753
EQ/T. ROWE PRICE GROWTH STOCK...........   0.75%         B         $ 25.74      892,016

EQ/UBS GROWTH & INCOME..................   0.00%         B         $135.85        3,342
EQ/UBS GROWTH & INCOME..................   0.35%         B         $ 13.10        4,080
EQ/UBS GROWTH & INCOME..................   0.35%         B         $ 13.35       91,196
EQ/UBS GROWTH & INCOME..................   0.35%         B         $ 13.56      642,955
EQ/UBS GROWTH & INCOME..................   0.35%         B         $ 13.86      150,791
EQ/UBS GROWTH & INCOME..................   0.75%         B         $ 10.53      154,360

EQ/VAN KAMPEN COMSTOCK..................   0.00%         B         $128.75        6,801

EQ/WELLS FARGO OMEGA GROWTH.............   0.00%         B         $145.96       17,573

FIDELITY(R) VIP ASSET MANAGER PORTFOLIO.   0.00%   INITIAL CLASS   $ 15.83          530

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.00%   INITIAL CLASS   $ 18.63      239,750
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.35%   SERVICE CLASS   $ 17.57       55,364
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.35%   SERVICE CLASS   $ 18.89      672,541
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.75%   SERVICE CLASS   $ 16.03      334,700
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.00%  SERVICE CLASS 2  $120.54        7,096

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                           CONTRACT                                    UNITS
                                           CHARGES*     SHARE CLASS**    UNIT VALUE OUTSTANDING
                                           -------- -------------------- ---------- -----------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.   0.00%     INITIAL CLASS      $ 13.49      43,087
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO.   0.00%    SERVICE CLASS 2     $125.38       1,196

FIDELITY(R) VIP MID CAP PORTFOLIO.........   0.00%    SERVICE CLASS 2     $115.75       3,522

FRANKLIN INCOME SECURITIES FUND...........   0.00%        CLASS 2         $ 12.39      44,470
FRANKLIN INCOME SECURITIES FUND...........   0.35%        CLASS 2         $ 12.17       6,558
FRANKLIN INCOME SECURITIES FUND...........   0.35%        CLASS 2         $ 19.19     345,341

FRANKLIN RISING DIVIDENDS SECURITIES FUND.   0.00%        CLASS 2         $128.73       8,076
FRANKLIN RISING DIVIDENDS SECURITIES FUND.   0.35%        CLASS 2         $ 17.62      49,625

FRANKLIN SMALL CAP VALUE SECURITIES FUND..   0.00%        CLASS 2         $121.69       1,038

FRANKLIN STRATEGIC INCOME SECURITIES FUND.   0.00%        CLASS 2         $121.71       6,382

GOLDMAN SACHS VIT MID CAP VALUE FUND......   0.00%     SERVICE SHARES     $119.75       1,870

INVESCO V.I. DIVERSIFIED DIVIDEND FUND....   0.00%        SERIES I        $  7.72     350,656
INVESCO V.I. DIVERSIFIED DIVIDEND FUND....   0.35%        SERIES I        $  7.55      31,680
INVESCO V.I. DIVERSIFIED DIVIDEND FUND....   0.35%        SERIES I        $  7.79         290

INVESCO V.I. GLOBAL CORE EQUITY FUND......   0.00%        SERIES I        $ 12.37         631
INVESCO V.I. GLOBAL CORE EQUITY FUND......   0.35%        SERIES I        $ 12.81      32,160
INVESCO V.I. GLOBAL CORE EQUITY FUND......   0.35%        SERIES I        $ 14.61       1,262

INVESCO V.I. GLOBAL HEALTH CARE FUND......   0.00%        SERIES I        $ 17.97       6,335
INVESCO V.I. GLOBAL HEALTH CARE FUND......   0.35%        SERIES I        $ 16.56      39,625
INVESCO V.I. GLOBAL HEALTH CARE FUND......   0.35%        SERIES I        $ 16.77         131

INVESCO V.I. GLOBAL REAL ESTATE FUND......   0.00%       SERIES II        $133.00       5,954

INVESCO V.I. INTERNATIONAL GROWTH FUND....   0.00%       SERIES II        $118.36       4,284

INVESCO V.I. MID CAP CORE EQUITY FUND.....   0.00%       SERIES II        $108.74       1,278

INVESCO V.I. SMALL CAP EQUITY FUND........   0.00%       SERIES II        $123.22       1,043

INVESCO V.I. TECHNOLOGY FUND..............   0.00%        SERIES I        $ 15.59       3,120
INVESCO V.I. TECHNOLOGY FUND..............   0.35%        SERIES I        $ 11.68      19,496

IVY FUNDS VIP ENERGY......................   0.00%     COMMON SHARES      $105.52       6,017

IVY FUNDS VIP MID CAP GROWTH..............   0.00%     COMMON SHARES      $130.74       5,424

IVY FUNDS VIP SMALL CAP GROWTH............   0.00%     COMMON SHARES      $106.73       1,918

JANUS ASPEN SERIES BALANCED PORTFOLIO.....   0.35%  INSTITUTIONAL SHARES  $ 18.86      50,461
JANUS ASPEN SERIES BALANCED PORTFOLIO.....   0.35%  INSTITUTIONAL SHARES  $ 19.21     334,259
JANUS ASPEN SERIES BALANCED PORTFOLIO.....   0.75%  INSTITUTIONAL SHARES  $ 18.16      66,594

JANUS ASPEN SERIES ENTERPRISE PORTFOLIO...   0.00%  INSTITUTIONAL SHARES  $ 10.11      38,979
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO...   0.35%  INSTITUTIONAL SHARES  $  9.90      59,002
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO...   0.35%  INSTITUTIONAL SHARES  $ 11.94     767,026
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO...   0.75%  INSTITUTIONAL SHARES  $ 15.71      93,291

JANUS ASPEN SERIES FORTY PORTFOLIO........   0.00%  INSTITUTIONAL SHARES  $ 13.06     163,346
JANUS ASPEN SERIES FORTY PORTFOLIO........   0.35%  INSTITUTIONAL SHARES  $ 15.69      49,468
JANUS ASPEN SERIES FORTY PORTFOLIO........   0.35%  INSTITUTIONAL SHARES  $ 16.57     340,905
JANUS ASPEN SERIES FORTY PORTFOLIO........   0.75%  INSTITUTIONAL SHARES  $ 11.99     255,828
JANUS ASPEN SERIES FORTY PORTFOLIO........   0.35%     SERVICE SHARES     $ 20.28     109,078
JANUS ASPEN SERIES FORTY PORTFOLIO........   0.35%     SERVICE SHARES     $ 20.44         436

JANUS ASPEN SERIES OVERSEAS PORTFOLIO.....   0.00%  INSTITUTIONAL SHARES  $ 19.39      20,456
JANUS ASPEN SERIES OVERSEAS PORTFOLIO.....   0.35%     SERVICE SHARES     $ 24.98       1,661
JANUS ASPEN SERIES OVERSEAS PORTFOLIO.....   0.35%     SERVICE SHARES     $ 25.05     152,379

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                       CONTRACT                                    UNITS
                                                       CHARGES*     SHARE CLASS**    UNIT VALUE OUTSTANDING
                                                       -------- -------------------- ---------- -----------
JANUS ASPEN SERIES PERKINS MID CAP VALUE PORTFOLIO....   0.00%     SERVICE SHARES     $ 19.02     120,255

JANUS ASPEN SERIES WORLDWIDE PORTFOLIO................   0.00%  INSTITUTIONAL SHARES  $  9.15      39,990
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO................   0.35%  INSTITUTIONAL SHARES  $  8.76      46,265
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO................   0.35%  INSTITUTIONAL SHARES  $  9.95     661,277
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO................   0.75%  INSTITUTIONAL SHARES  $  6.91     352,742

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...   0.00%     SERVICE SHARES     $114.08      16,981

MFS(R) INTERNATIONAL VALUE PORTFOLIO..................   0.00%     SERVICE CLASS      $121.68       6,958

MFS(R) INVESTORS GROWTH STOCK SERIES..................   0.00%     SERVICE CLASS      $123.91         553

MFS(R) INVESTORS TRUST SERIES.........................   0.00%     SERVICE CLASS      $119.12         322

MFS(R) UTILITIES SERIES...............................   0.00%     INITIAL CLASS      $ 36.28       4,793
MFS(R) UTILITIES SERIES...............................   0.35%     INITIAL CLASS      $ 32.04         247
MFS(R) UTILITIES SERIES...............................   0.35%     INITIAL CLASS      $ 33.43      42,296

MULTIMANAGER AGGRESSIVE EQUITY........................   0.00%           B            $ 93.54      18,947

MULTIMANAGER CORE BOND................................   0.00%           A            $ 13.63     638,963
MULTIMANAGER CORE BOND................................   0.00%           B            $172.07      11,772

MULTIMANAGER INTERNATIONAL EQUITY.....................   0.00%           B            $187.08       7,692

MULTIMANAGER LARGE CAP CORE EQUITY....................   0.00%           B            $163.36       1,777

MULTIMANAGER LARGE CAP VALUE..........................   0.00%           A            $  9.04         784
MULTIMANAGER LARGE CAP VALUE..........................   0.00%           B            $183.60       7,219

MULTIMANAGER MID CAP GROWTH...........................   0.00%           B            $218.86       2,740

MULTIMANAGER MID CAP VALUE............................   0.00%           B            $171.37       6,847

MULTIMANAGER MULTI-SECTOR BOND........................   0.35%           A            $ 14.50         417
MULTIMANAGER MULTI-SECTOR BOND........................   0.35%           A            $ 15.12      80,157
MULTIMANAGER MULTI-SECTOR BOND........................   0.00%           B            $136.68      11,053

MULTIMANAGER SMALL CAP GROWTH.........................   0.00%           B            $ 12.79      52,921
MULTIMANAGER SMALL CAP GROWTH.........................   0.00%           B            $131.78       6,200
MULTIMANAGER SMALL CAP GROWTH.........................   0.35%           B            $ 12.22       1,653
MULTIMANAGER SMALL CAP GROWTH.........................   0.35%           B            $ 12.28     193,573
MULTIMANAGER SMALL CAP GROWTH.........................   0.35%           B            $ 17.64      36,653
MULTIMANAGER SMALL CAP GROWTH.........................   0.35%           B            $ 18.13     312,053
MULTIMANAGER SMALL CAP GROWTH.........................   0.75%           B            $ 11.27      55,425

MULTIMANAGER SMALL CAP VALUE..........................   0.00%           B            $215.42       2,655

MULTIMANAGER TECHNOLOGY...............................   0.00%           B            $231.80       7,972

MUTUAL SHARES SECURITIES FUND.........................   0.00%        CLASS 2         $116.44       1,492

OPPENHEIMER GLOBAL SECURITIES FUND/VA.................   0.35%     SERVICE CLASS      $ 22.12      95,951

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.00%     ADVISOR CLASS      $120.72       4,747

PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)...........................................   0.35%  ADMINISTRATIVE CLASS  $ 21.35       9,164
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)...........................................   0.35%  ADMINISTRATIVE CLASS  $ 22.52      67,370
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)...........................................   0.35%  ADMINISTRATIVE CLASS  $ 23.35      97,953
PIMCO VARIABLE INSURANCE TRUST GLOBAL BOND PORTFOLIO
 (UNHEDGED)...........................................   0.35%  ADMINISTRATIVE CLASS  $ 23.44         818

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2012

                                                       CONTRACT                               UNITS
                                                       CHARGES*   SHARE CLASS** UNIT VALUE OUTSTANDING
                                                       -------- --------------- ---------- -----------
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..   0.00%  ADVISOR CLASS    $127.44      12,696

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.   0.00%  ADVISOR CLASS    $118.59      22,921

T. ROWE PRICE EQUITY INCOME PORTFOLIO -- II...........   0.00%     CLASS II      $118.74       2,389

TEMPLETON DEVELOPING MARKETS SECURITIES FUND..........   0.00%     CLASS 2       $108.20     154,217

TEMPLETON GLOBAL BOND SECURITIES FUND.................   0.00%     CLASS 2       $119.95     151,649

TEMPLETON GROWTH SECURITIES FUND......................   0.00%     CLASS 2       $117.56         761

UIF EMERGING MARKETS DEBT PORTFOLIO...................   0.00%     CLASS I       $ 29.50       7,078

VAN ECK VIP EMERGING MARKETS FUND.....................   0.00%  INITIAL CLASS    $ 23.24      66,603

VAN ECK VIP GLOBAL BOND FUND..........................   0.00%  INITIAL CLASS    $ 23.43      47,318

VAN ECK VIP GLOBAL HARD ASSETS FUND...................   0.00%  CLASS S SHARES   $100.63       8,059
VAN ECK VIP GLOBAL HARD ASSETS FUND...................   0.00%  INITIAL CLASS    $ 45.33      33,866

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Options.
**Share class reflects the shares of the Portfolio that the Variable Investment
  Options invest in, as further described in Note 5 of these financial statements.

                                    FSA-31

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                  AMERICAN CENTURY
                                                                     ALL ASSET       VP MID CAP    AXA AGGRESSIVE AXA BALANCED
                                                                   GROWTH-ALT 20*    VALUE FUND     ALLOCATION*    STRATEGY*
                                                                   -------------- ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $   943,312       $ 4,096        $  175,114     $ 67,885
  Expenses:
   Asset-based charges............................................      406,674            --             2,802           --
                                                                    -----------       -------        ----------     --------

NET INVESTMENT INCOME (LOSS)......................................      536,638         4,096           172,312       67,885
                                                                    -----------       -------        ----------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (2,294,444)         (205)         (466,856)      69,543
   Realized gain distribution from The Trusts.....................    1,471,558         8,297           270,875           --
                                                                    -----------       -------        ----------     --------
  Net realized gain (loss)........................................     (822,886)        8,092          (195,981)      69,543
                                                                    -----------       -------        ----------     --------

  Change in unrealized appreciation (depreciation) of investments.    6,985,156        17,727         2,542,735      452,955
                                                                    -----------       -------        ----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    6,162,270        25,819         2,346,754      522,498
                                                                    -----------       -------        ----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ 6,698,908       $29,915        $2,519,066     $590,383
                                                                    ===========       =======        ==========     ========

                                                                   AXA CONSERVATIVE
                                                                     ALLOCATION*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 26,105
  Expenses:
   Asset-based charges............................................        2,854
                                                                       --------

NET INVESTMENT INCOME (LOSS)......................................       23,251
                                                                       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        3,881
   Realized gain distribution from The Trusts.....................       42,627
                                                                       --------
  Net realized gain (loss)........................................       46,508
                                                                       --------

  Change in unrealized appreciation (depreciation) of investments.       61,607
                                                                       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      108,115
                                                                       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $131,366
                                                                       ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-32

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   AXA CONSERVATIVE AXA CONSERVATIVE- AXA CONSERVATIVE AXA GROWTH
                                                                   GROWTH STRATEGY* PLUS ALLOCATION*     STRATEGY*     STRATEGY*
                                                                   ---------------- ----------------- ---------------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 20,813         $ 53,876          $11,957       $ 69,540
  Expenses:
   Asset-based charges............................................           --            6,546               --             --
                                                                       --------         --------          -------       --------

NET INVESTMENT INCOME (LOSS)......................................       20,813           47,330           11,957         69,540
                                                                       --------         --------          -------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        3,715          (26,496)            (872)         3,456
   Realized gain distribution from The Trusts.....................           --           90,580               --             --
                                                                       --------         --------          -------       --------
  Net realized gain (loss)........................................        3,715           64,084             (872)         3,456
                                                                       --------         --------          -------       --------

  Change in unrealized appreciation (depreciation) of investments.      123,990          323,496           37,076        692,109
                                                                       --------         --------          -------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      127,705          387,580           36,204        695,565
                                                                       --------         --------          -------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $148,518         $434,910          $48,161       $765,105
                                                                       ========         ========          =======       ========

                                                                   AXA MODERATE
                                                                   ALLOCATION*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  257,315
  Expenses:
   Asset-based charges............................................      14,265
                                                                    ----------

NET INVESTMENT INCOME (LOSS)......................................     243,050
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (350,098)
   Realized gain distribution from The Trusts.....................     379,100
                                                                    ----------
  Net realized gain (loss)........................................      29,002
                                                                    ----------

  Change in unrealized appreciation (depreciation) of investments.   2,345,036
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   2,374,038
                                                                    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $2,617,088
                                                                    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                     AXA MODERATE    AXA MODERATE-   AXA TACTICAL AXA TACTICAL
                                                                   GROWTH STRATEGY* PLUS ALLOCATION* MANAGER 400* MANAGER 500*
                                                                   ---------------- ---------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  168,784       $  530,763      $   227      $   902
  Expenses:
   Asset-based charges............................................            --           15,445           --           --
                                                                      ----------       ----------      -------      -------

NET INVESTMENT INCOME (LOSS)......................................       168,784          515,318          227          902
                                                                      ----------       ----------      -------      -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        87,928         (639,651)        (166)         339
   Realized gain distribution from The Trusts.....................            --        1,033,722          830        2,056
                                                                      ----------       ----------      -------      -------
  Net realized gain (loss)........................................        87,928          394,071          664        2,395
                                                                      ----------       ----------      -------      -------

  Change in unrealized appreciation (depreciation) of investments.     1,546,380        5,950,057       11,873        7,492
                                                                      ----------       ----------      -------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     1,634,308        6,344,128       12,537        9,887
                                                                      ----------       ----------      -------      -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $1,803,092       $6,859,446      $12,764      $10,789
                                                                      ==========       ==========      =======      =======

                                                                   AXA TACTICAL
                                                                   MANAGER 2000*
                                                                   -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   352
  Expenses:
   Asset-based charges............................................         --
                                                                      -------

NET INVESTMENT INCOME (LOSS)......................................        352
                                                                      -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       (280)
   Realized gain distribution from The Trusts.....................      1,426
                                                                      -------
  Net realized gain (loss)........................................      1,146
                                                                      -------

  Change in unrealized appreciation (depreciation) of investments.      9,513
                                                                      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     10,659
                                                                      -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $11,011
                                                                      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                    AXA TACTICAL
                                                                      MANAGER      DREYFUS STOCK   EQ/ALLIANCEBERNSTEIN
                                                                   INTERNATIONAL* INDEX FUND, INC.  SMALL CAP GROWTH*
                                                                   -------------- ---------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   831        $  615,563          $  5,724
  Expenses:
   Asset-based charges............................................         --            58,997             1,989
                                                                      -------        ----------          --------

NET INVESTMENT INCOME (LOSS)......................................        831           556,566             3,735
                                                                      -------        ----------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (1,021)         (564,050)           36,909
   Realized gain distribution from The Trusts.....................         --         1,107,975           156,856
                                                                      -------        ----------          --------
  Net realized gain (loss)........................................     (1,021)          543,925           193,765
                                                                      -------        ----------          --------

  Change in unrealized appreciation (depreciation) of investments.     18,512         2,655,309           136,586
                                                                      -------        ----------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     17,491         3,199,234           330,351
                                                                      -------        ----------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $18,322        $3,755,800          $334,086
                                                                      =======        ==========          ========

                                                                   EQ/BLACKROCK BASIC EQ/BOSTON ADVISORS
                                                                     VALUE EQUITY*      EQUITY INCOME*
                                                                   ------------------ ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $ 76,278          $  293,205
  Expenses:
   Asset-based charges............................................         2,682              32,145
                                                                        --------          ----------

NET INVESTMENT INCOME (LOSS)......................................        73,596             261,060
                                                                        --------          ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (3,341)           (670,270)
   Realized gain distribution from The Trusts.....................            --             177,722
                                                                        --------          ----------
  Net realized gain (loss)........................................        (3,341)           (492,548)
                                                                        --------          ----------

  Change in unrealized appreciation (depreciation) of investments.       471,935           2,793,302
                                                                        --------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       468,594           2,300,754
                                                                        --------          ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $542,190          $2,561,814
                                                                        ========          ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-35

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   EQ/CALVERT SOCIALLY EQ/CAPITAL GUARDIAN  EQ/COMMON
                                                                      RESPONSIBLE*          RESEARCH*      STOCK INDEX*
                                                                   ------------------- ------------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $ 14,232            $ 39,597         $ 86,791
  Expenses:
   Asset-based charges............................................         5,473              17,886               --
                                                                        --------            --------         --------

NET INVESTMENT INCOME (LOSS)......................................         8,759              21,711           86,791
                                                                        --------            --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (3,906)             15,528          (36,967)
   Realized gain distribution from The Trusts.....................            --                  --               --
                                                                        --------            --------         --------
  Net realized gain (loss)........................................        (3,906)             15,528          (36,967)
                                                                        --------            --------         --------

  Change in unrealized appreciation (depreciation) of investments.       210,607             611,209          657,631
                                                                        --------            --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       206,701             626,737          620,664
                                                                        --------            --------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $215,460            $648,448         $707,455
                                                                        ========            ========         ========

                                                                     EQ/CORE   EQ/EQUITY
                                                                   BOND INDEX* 500 INDEX*
                                                                   ----------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  512,000   $107,927
  Expenses:
   Asset-based charges............................................     72,108         --
                                                                   ----------   --------

NET INVESTMENT INCOME (LOSS)......................................    439,892    107,927
                                                                   ----------   --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     19,352      1,856
   Realized gain distribution from The Trusts.....................         --      2,729
                                                                   ----------   --------
  Net realized gain (loss)........................................     19,352      4,585
                                                                   ----------   --------

  Change in unrealized appreciation (depreciation) of investments.    572,029    640,013
                                                                   ----------   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    591,381    644,598
                                                                   ----------   --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $1,031,273   $752,525
                                                                   ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-36

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                    EQ/EQUITY   EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL
                                                                   GROWTH PLUS* AND ACQUISITIONS* COMPANY VALUE* BOND PLUS*
                                                                   ------------ ----------------- -------------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $   60,089       $    --       $   895,958    $ 20,264
  Expenses:
   Asset-based charges............................................      32,265            --           349,685          --
                                                                    ----------       -------       -----------    --------

NET INVESTMENT INCOME (LOSS)......................................      27,824            --           546,273      20,264
                                                                    ----------       -------       -----------    --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (186,978)        1,779         3,265,247        (377)
   Realized gain distribution from The Trusts.....................          --        21,139         1,914,703      53,125
                                                                    ----------       -------       -----------    --------
  Net realized gain (loss)........................................    (186,978)       22,918         5,179,950      52,748
                                                                    ----------       -------       -----------    --------

  Change in unrealized appreciation (depreciation) of investments.   1,421,883        22,533         5,663,246     (23,563)
                                                                    ----------       -------       -----------    --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,234,905        45,451        10,843,196      29,185
                                                                    ----------       -------       -----------    --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $1,262,729       $45,451       $11,389,469    $ 49,449
                                                                    ==========       =======       ===========    ========

                                                                   EQ/GLOBAL MULTI-
                                                                    SECTOR EQUITY*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  87,873
  Expenses:
   Asset-based charges............................................        3,007
                                                                      ---------

NET INVESTMENT INCOME (LOSS)......................................       84,866
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (155,265)
   Realized gain distribution from The Trusts.....................           --
                                                                      ---------
  Net realized gain (loss)........................................     (155,265)
                                                                      ---------

  Change in unrealized appreciation (depreciation) of investments.      967,429
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      812,164
                                                                      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ 897,030
                                                                      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-37

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                   GOVERNMENT BOND*    CORE PLUS*     EQUITY INDEX*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 37,496         $ 16,282         $112,215
  Expenses:
   Asset-based charges............................................       27,912               --               --
                                                                       --------         --------         --------

NET INVESTMENT INCOME (LOSS)......................................        9,584           16,282          112,215
                                                                       --------         --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       91,672           13,963          (79,976)
   Realized gain distribution from The Trusts.....................       57,614               --               --
                                                                       --------         --------         --------
  Net realized gain (loss)........................................      149,286           13,963          (79,976)
                                                                       --------         --------         --------

  Change in unrealized appreciation (depreciation) of investments.      (34,413)         121,143          498,705
                                                                       --------         --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      114,873          135,106          418,729
                                                                       --------         --------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $124,457         $151,388         $530,944
                                                                       ========         ========         ========

                                                                   EQ/INTERNATIONAL     EQ/JPMORGAN
                                                                     VALUE PLUS*    VALUE OPPORTUNITIES*
                                                                   ---------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    66,355          $ 5,759
  Expenses:
   Asset-based charges............................................            --               --
                                                                     -----------          -------

NET INVESTMENT INCOME (LOSS)......................................        66,355            5,759
                                                                     -----------          -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (1,139,919)          24,423
   Realized gain distribution from The Trusts.....................            --               --
                                                                     -----------          -------
  Net realized gain (loss)........................................    (1,139,919)          24,423
                                                                     -----------          -------

  Change in unrealized appreciation (depreciation) of investments.     1,687,429           48,893
                                                                     -----------          -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       547,510           73,316
                                                                     -----------          -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $   613,865          $79,075
                                                                     ===========          =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-38

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   EQ/LARGE CAP EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP
                                                                    CORE PLUS*  GROWTH INDEX* GROWTH PLUS* VALUE INDEX*
                                                                   ------------ ------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 5,471      $ 16,941      $  8,679    $  138,041
  Expenses:
   Asset-based charges............................................        --            --            --        20,652
                                                                     -------      --------      --------    ----------

NET INVESTMENT INCOME (LOSS)......................................     5,471        16,941         8,679       117,389
                                                                     -------      --------      --------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     3,873        13,681         3,629      (120,649)
   Realized gain distribution from The Trusts.....................    37,434            --            --            --
                                                                     -------      --------      --------    ----------
  Net realized gain (loss)........................................    41,307        13,681         3,629      (120,649)
                                                                     -------      --------      --------    ----------

  Change in unrealized appreciation (depreciation) of investments.    12,144       125,789       159,250     1,032,803
                                                                     -------      --------      --------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    53,451       139,470       162,879       912,154
                                                                     -------      --------      --------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $58,922      $156,411      $171,558    $1,029,543
                                                                     =======      ========      ========    ==========

                                                                   EQ/LARGE CAP
                                                                   VALUE PLUS*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $    61,136
  Expenses:
   Asset-based charges............................................       2,915
                                                                   -----------

NET INVESTMENT INCOME (LOSS)......................................      58,221
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (1,367,950)
   Realized gain distribution from The Trusts.....................          --
                                                                   -----------
  Net realized gain (loss)........................................  (1,367,950)
                                                                   -----------

  Change in unrealized appreciation (depreciation) of investments.   2,166,538
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     798,588
                                                                   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $   856,809
                                                                   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-39

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   EQ/LORD ABBETT  EQ/MFS INTERNATIONAL   EQ/MID   EQ/MID CAP
                                                                   LARGE CAP CORE*       GROWTH*        CAP INDEX* VALUE PLUS*
                                                                   --------------- -------------------- ---------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 7,983          $  172,226       $ 53,498  $  146,234
  Expenses:
   Asset-based charges............................................          --              79,506          9,862      32,592
                                                                       -------          ----------       --------  ----------

NET INVESTMENT INCOME (LOSS)......................................       7,983              92,720         43,636     113,642
                                                                       -------          ----------       --------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      19,362            (239,796)       (74,853)     11,306
                                                                       -------          ----------       --------  ----------
  Net realized gain (loss)........................................      19,362            (239,796)       (74,853)     11,306
                                                                       -------          ----------       --------  ----------

  Change in unrealized appreciation (depreciation) of investments.      57,905           3,100,840        822,226   1,909,233
                                                                       -------          ----------       --------  ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      77,267           2,861,044        747,373   1,920,539
                                                                       -------          ----------       --------  ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $85,250          $2,953,764       $791,009  $2,034,181
                                                                       =======          ==========       ========  ==========

                                                                   EQ/MONEY
                                                                   MARKET*
                                                                   --------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $     --
  Expenses:
   Asset-based charges............................................   44,881
                                                                   --------

NET INVESTMENT INCOME (LOSS)......................................  (44,881)
                                                                   --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (390)
                                                                   --------
  Net realized gain (loss)........................................     (390)
                                                                   --------

  Change in unrealized appreciation (depreciation) of investments.      560
                                                                   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      170
                                                                   --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(44,711)
                                                                   ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-40

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                     EQ/MONTAG &    EQ/MORGAN STANLEY EQ/PIMCO ULTRA EQ/QUALITY
                                                                   CALDWELL GROWTH*  MID CAP GROWTH*   SHORT BOND*   BOND PLUS*
                                                                   ---------------- ----------------- -------------- ----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  383,306        $ 55,159         $35,466     $  52,824
  Expenses:
   Asset-based charges............................................       164,975          24,490           9,156        41,720
                                                                      ----------        --------         -------     ---------

NET INVESTMENT INCOME (LOSS)......................................       218,331          30,669          26,310        11,104
                                                                      ----------        --------         -------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     3,204,944         213,188            (150)     (131,567)
   Realized gain distribution from The Trusts.....................            --         191,123              --            --
                                                                      ----------        --------         -------     ---------
  Net realized gain (loss)........................................     3,204,944         404,311            (150)     (131,567)
                                                                      ----------        --------         -------     ---------

  Change in unrealized appreciation (depreciation) of investments.     1,987,506         449,079          57,315       308,357
                                                                      ----------        --------         -------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     5,192,450         853,390          57,165       176,790
                                                                      ----------        --------         -------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $5,410,781        $884,059         $83,475     $ 187,894
                                                                      ==========        ========         =======     =========

                                                                      EQ/SMALL
                                                                   COMPANY INDEX*
                                                                   --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   85,443
  Expenses:
   Asset-based charges............................................        3,474
                                                                     ----------

NET INVESTMENT INCOME (LOSS)......................................       81,969
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      807,522
   Realized gain distribution from The Trusts.....................      341,089
                                                                     ----------
  Net realized gain (loss)........................................    1,148,611
                                                                     ----------

  Change in unrealized appreciation (depreciation) of investments.     (281,090)
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      867,521
                                                                     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $  949,490
                                                                     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-41

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                   EQ/T. ROWE PRICE EQ/UBS GROWTH EQ/VAN KAMPEN EQ/WELLS FARGO
                                                                    GROWTH STOCK*     & INCOME*     COMSTOCK*   OMEGA GROWTH*
                                                                   ---------------- ------------- ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $       --     $  120,822     $ 10,742       $    336
  Expenses:
   Asset-based charges............................................       214,330         55,675           --             --
                                                                      ----------     ----------     --------       --------

NET INVESTMENT INCOME (LOSS)......................................      (214,330)        65,147       10,742            336
                                                                      ----------     ----------     --------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       531,851       (273,910)       2,461         24,523
   Realized gain distribution from The Trusts.....................            --             --           --         80,476
                                                                      ----------     ----------     --------       --------
  Net realized gain (loss)........................................       531,851       (273,910)       2,461        104,999
                                                                      ----------     ----------     --------       --------

  Change in unrealized appreciation (depreciation) of investments.     5,956,759      1,891,884      116,543        255,180
                                                                      ----------     ----------     --------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     6,488,610      1,617,974      119,004        360,179
                                                                      ----------     ----------     --------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $6,274,280     $1,683,121     $129,746       $360,515
                                                                      ==========     ==========     ========       ========

                                                                   FIDELITY(R) VIP ASSET
                                                                          MANAGER
                                                                         PORTFOLIO
                                                                   ---------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................         $128
  Expenses:
   Asset-based charges............................................           --
                                                                           ----

NET INVESTMENT INCOME (LOSS)......................................          128
                                                                           ----

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................           28
   Realized gain distribution from The Trusts.....................           61
                                                                           ----
  Net realized gain (loss)........................................           89
                                                                           ----

  Change in unrealized appreciation (depreciation) of investments.          701
                                                                           ----

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............          790
                                                                           ----

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...         $918
                                                                           ====

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-42

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   FIDELITY(R) VIP FIDELITY(R) VIP
                                                                    CONTRAFUND(R)  GROWTH & INCOME FIDELITY(R) VIP MID
                                                                      PORTFOLIO       PORTFOLIO       CAP PORTFOLIO
                                                                   --------------- --------------- -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  305,142       $ 15,656           $ 1,540
  Expenses:
   Asset-based charges............................................       89,724             --                --
                                                                     ----------       --------           -------

NET INVESTMENT INCOME (LOSS)                                            215,418         15,656             1,540
                                                                     ----------       --------           -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      198,715          1,090               599
   Realized gain distribution from The Trusts.....................           --            343            32,180
                                                                     ----------       --------           -------
  Net realized gain (loss)........................................      198,715          1,433            32,779
                                                                     ----------       --------           -------

  Change in unrealized appreciation (depreciation) of investments.    3,199,578         90,956             3,356
                                                                     ----------       --------           -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    3,398,293         92,389            36,135
                                                                     ----------       --------           -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $3,613,711       $108,045           $37,675
                                                                     ==========       ========           =======

                                                                                   FRANKLIN RISING
                                                                   FRANKLIN INCOME    DIVIDENDS
                                                                   SECURITIES FUND SECURITIES FUND
                                                                   --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 444,304       $ 24,340
  Expenses:
   Asset-based charges............................................       22,505          2,829
                                                                      ---------       --------

NET INVESTMENT INCOME (LOSS)                                            421,799         21,511
                                                                      ---------       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (117,526)        10,979
   Realized gain distribution from The Trusts.....................           --             --
                                                                      ---------       --------
  Net realized gain (loss)........................................     (117,526)        10,979
                                                                      ---------       --------

  Change in unrealized appreciation (depreciation) of investments.      497,914        127,787
                                                                      ---------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      380,388        138,766
                                                                      ---------       --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ 802,187       $160,277
                                                                      =========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   FRANKLIN SMALL      FRANKLIN
                                                                      CAP VALUE    STRATEGIC INCOME GOLDMAN SACHS VIT
                                                                   SECURITIES FUND SECURITIES FUND  MID CAP VALUE FUND
                                                                   --------------- ---------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $   795         $35,432           $ 2,035
  Expenses:
   Asset-based charges............................................          --              --                --
                                                                       -------         -------           -------

NET INVESTMENT INCOME (LOSS)......................................         795          35,432             2,035
                                                                       -------         -------           -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       1,654            (494)            2,026
   Realized gain distribution from The Trusts.....................          --             596                --
                                                                       -------         -------           -------
  Net realized gain (loss)........................................       1,654             102             2,026
                                                                       -------         -------           -------

  Change in unrealized appreciation (depreciation) of investments.      13,574          24,833            23,644
                                                                       -------         -------           -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      15,228          24,935            25,670
                                                                       -------         -------           -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $16,023         $60,367           $27,705
                                                                       =======         =======           =======

                                                                   INVESCO V.I.
                                                                    DIVERSIFIED  INVESCO V.I. GLOBAL
                                                                   DIVIDEND FUND  CORE EQUITY FUND
                                                                   ------------- -------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 58,226         $ 10,884
  Expenses:
   Asset-based charges............................................        739            1,492
                                                                     --------         --------

NET INVESTMENT INCOME (LOSS)......................................     57,487            9,392
                                                                     --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     11,215          (34,593)
   Realized gain distribution from The Trusts.....................         --               --
                                                                     --------         --------
  Net realized gain (loss)........................................     11,215          (34,593)
                                                                     --------         --------

  Change in unrealized appreciation (depreciation) of investments.    148,229           78,560
                                                                     --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    159,444           43,967
                                                                     --------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $216,931         $ 53,359
                                                                     ========         ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                           INVESCO V.I.
                                                                   INVESCO V.I. GLOBAL INVESCO V.I. GLOBAL INTERNATIONAL
                                                                    HEALTH CARE FUND    REAL ESTATE FUND    GROWTH FUND
                                                                   ------------------- ------------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $     --            $  2,822          $ 5,588
  Expenses:
   Asset-based charges............................................         2,220                  --               --
                                                                        --------            --------          -------

NET INVESTMENT INCOME (LOSS)......................................        (2,220)              2,822            5,588
                                                                        --------            --------          -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         6,097               2,621            1,115
   Realized gain distribution from The Trusts.....................            --                  --               --
                                                                        --------            --------          -------
  Net realized gain (loss)........................................         6,097               2,621            1,115
                                                                        --------            --------          -------

  Change in unrealized appreciation (depreciation) of investments.       136,097             115,126           45,191
                                                                        --------            --------          -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       142,194             117,747           46,306
                                                                        --------            --------          -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $139,974            $120,569          $51,894
                                                                        ========            ========          =======

                                                                   INVESCO V.I. MID CAP INVESCO V.I. SMALL
                                                                     CORE EQUITY FUND    CAP EQUITY FUND
                                                                   -------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $    --             $    --
  Expenses:
   Asset-based charges............................................            --                  --
                                                                         -------             -------

NET INVESTMENT INCOME (LOSS)......................................            --                  --
                                                                         -------             -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................          (196)               (351)
   Realized gain distribution from The Trusts.....................           931                  --
                                                                         -------             -------
  Net realized gain (loss)........................................           735                (351)
                                                                         -------             -------

  Change in unrealized appreciation (depreciation) of investments.         9,798              12,617
                                                                         -------             -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        10,533              12,266
                                                                         -------             -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $10,533             $12,266
                                                                         =======             =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                    INVESCO V.I.   IVY FUNDS VIP IVY FUNDS VIP MID
                                                                   TECHNOLOGY FUND    ENERGY        CAP GROWTH
                                                                   --------------- ------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $    --       $     --         $    --
  Expenses:
   Asset-based charges............................................         811             --              --
                                                                       -------       --------         -------

NET INVESTMENT INCOME (LOSS)......................................        (811)            --              --
                                                                       -------       --------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      12,361        (17,984)          1,479
   Realized gain distribution from The Trusts.....................          --             --          50,401
                                                                       -------       --------         -------
  Net realized gain (loss)........................................      12,361        (17,984)         51,880
                                                                       -------       --------         -------

  Change in unrealized appreciation (depreciation) of investments.      14,810         26,956           7,706
                                                                       -------       --------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      27,171          8,972          59,586
                                                                       -------       --------         -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $26,360       $  8,972         $59,586
                                                                       =======       ========         =======

                                                                                      JANUS ASPEN
                                                                    IVY FUNDS VIP   SERIES BALANCED
                                                                   SMALL CAP GROWTH    PORTFOLIO
                                                                   ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $    --        $  240,749
  Expenses:
   Asset-based charges............................................          --            34,351
                                                                       -------        ----------

NET INVESTMENT INCOME (LOSS)......................................          --           206,398
                                                                       -------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (1,040)          (80,115)
   Realized gain distribution from The Trusts.....................       3,153           613,798
                                                                       -------        ----------
  Net realized gain (loss)........................................       2,113           533,683
                                                                       -------        ----------

  Change in unrealized appreciation (depreciation) of investments.       1,548           294,098
                                                                       -------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       3,661           827,781
                                                                       -------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ 3,661        $1,034,179
                                                                       =======        ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                                   SERIES ENTERPRISE SERIES FORTY SERIES OVERSEAS
                                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                   ----------------- ------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $       --      $  104,313     $  33,156
  Expenses:
   Asset-based charges............................................        44,665          53,559        13,181
                                                                      ----------      ----------     ---------

NET INVESTMENT INCOME (LOSS)......................................       (44,665)         50,754        19,975
                                                                      ----------      ----------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       713,689         978,156      (968,866)
   Realized gain distribution from The Trusts.....................            --              --       618,514
                                                                      ----------      ----------     ---------
  Net realized gain (loss)........................................       713,689         978,156      (350,352)
                                                                      ----------      ----------     ---------

  Change in unrealized appreciation (depreciation) of investments.     1,235,107       2,345,905       824,048
                                                                      ----------      ----------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     1,948,796       3,324,061       473,696
                                                                      ----------      ----------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $1,904,131      $3,374,815     $ 493,671
                                                                      ==========      ==========     =========

                                                                      JANUS ASPEN
                                                                   SERIES PERKINS MID   JANUS ASPEN
                                                                       CAP VALUE      SERIES WORLDWIDE
                                                                       PORTFOLIO         PORTFOLIO
                                                                   ------------------ ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $ 14,867         $   81,738
  Expenses:
   Asset-based charges............................................            --             41,253
                                                                        --------         ----------

NET INVESTMENT INCOME (LOSS)......................................        14,867             40,485
                                                                        --------         ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       (25,522)          (391,577)
   Realized gain distribution from The Trusts.....................        77,003                 --
                                                                        --------         ----------
  Net realized gain (loss)........................................        51,481           (391,577)
                                                                        --------         ----------

  Change in unrealized appreciation (depreciation) of investments.       127,579          2,029,953
                                                                        --------         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       179,060          1,638,376
                                                                        --------         ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $193,927         $1,678,861
                                                                        ========         ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   LAZARD RETIREMENT     MFS(R)      MFS(R) INVESTORS
                                                                   EMERGING MARKETS   INTERNATIONAL    GROWTH STOCK
                                                                   EQUITY PORTFOLIO  VALUE PORTFOLIO      SERIES
                                                                   ----------------- --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 29,128          $ 9,456          $   99
  Expenses:
   Asset-based charges............................................           --               --              --
                                                                       --------          -------          ------

NET INVESTMENT INCOME (LOSS)......................................       29,128            9,456              99
                                                                       --------          -------          ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (10,777)           9,938             373
   Realized gain distribution from The Trusts.....................       21,147               --           2,184
                                                                       --------          -------          ------
  Net realized gain (loss)........................................       10,370            9,938           2,557
                                                                       --------          -------          ------

  Change in unrealized appreciation (depreciation) of investments.      226,965           72,063           2,580
                                                                       --------          -------          ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      237,335           82,001           5,137
                                                                       --------          -------          ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $266,463          $91,457          $5,236
                                                                       ========          =======          ======

                                                                   MFS(R) INVESTORS MFS(R) UTILITIES
                                                                     TRUST SERIES        SERIES
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $  226          $103,783
  Expenses:
   Asset-based charges............................................          --             4,750
                                                                        ------          --------

NET INVESTMENT INCOME (LOSS)......................................         226            99,033
                                                                        ------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         645             2,351
   Realized gain distribution from The Trusts.....................          --                --
                                                                        ------          --------
  Net realized gain (loss)........................................         645             2,351
                                                                        ------          --------

  Change in unrealized appreciation (depreciation) of investments.       3,418            85,565
                                                                        ------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       4,063            87,916
                                                                        ------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $4,289          $186,949
                                                                        ======          ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                   MULTIMANAGER   MULTIMANAGER
                                                                      MULTIMANAGER    MULTIMANAGER INTERNATIONAL LARGE CAP CORE
                                                                   AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*       EQUITY*
                                                                   ------------------ ------------ ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $  4,183       $ 202,792     $ 19,514       $ 1,703
                                                                        --------       ---------     --------       -------

NET INVESTMENT INCOME (LOSS)......................................         4,183         202,792       19,514         1,703
                                                                        --------       ---------     --------       -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        10,739          16,898      (36,310)        3,244
   Realized gain distribution from The Trusts.....................            --         496,885           --            --
                                                                        --------       ---------     --------       -------
  Net realized gain (loss)........................................        10,739         513,783      (36,310)        3,244
                                                                        --------       ---------     --------       -------

  Change in unrealized appreciation (depreciation) of investments.       195,955        (213,115)     229,851        31,016
                                                                        --------       ---------     --------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       206,694         300,668      193,541        34,260
                                                                        --------       ---------     --------       -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $210,877       $ 503,460     $213,055       $35,963
                                                                        ========       =========     ========       =======

                                                                     MULTIMANAGER
                                                                   LARGE CAP VALUE*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  15,848
                                                                      ---------

NET INVESTMENT INCOME (LOSS)......................................       15,848
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (222,189)
   Realized gain distribution from The Trusts.....................           --
                                                                      ---------
  Net realized gain (loss)........................................     (222,189)
                                                                      ---------

  Change in unrealized appreciation (depreciation) of investments.      684,152
                                                                      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      461,963
                                                                      ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ 477,811
                                                                      =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   MULTIMANAGER MID MULTIMANAGER MID    MULTIMANAGER
                                                                     CAP GROWTH*       CAP VALUE*    MULTI-SECTOR BOND*
                                                                   ---------------- ---------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $    --          $  4,262          $ 62,297
  Expenses:
   Asset-based charges............................................          --                --             4,275
                                                                       -------          --------          --------

NET INVESTMENT INCOME (LOSS)......................................          --             4,262            58,022
                                                                       -------          --------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       3,635            27,601           (47,612)
                                                                       -------          --------          --------
  Net realized gain (loss)........................................       3,635            27,601           (47,612)
                                                                       -------          --------          --------

  Change in unrealized appreciation (depreciation) of investments.      69,933           115,738           120,542
                                                                       -------          --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      73,568           143,339            72,930
                                                                       -------          --------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $73,568          $147,601          $130,952
                                                                       =======          ========          ========

                                                                     MULTIMANAGER    MULTIMANAGER SMALL
                                                                   SMALL CAP GROWTH*     CAP VALUE*
                                                                   ----------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $       --          $ 3,240
  Expenses:
   Asset-based charges............................................        35,633               --
                                                                      ----------          -------

NET INVESTMENT INCOME (LOSS)......................................       (35,633)           3,240
                                                                      ----------          -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (177,439)          20,434
                                                                      ----------          -------
  Net realized gain (loss)........................................      (177,439)          20,434
                                                                      ----------          -------

  Change in unrealized appreciation (depreciation) of investments.     1,342,784           57,146
                                                                      ----------          -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     1,165,345           77,580
                                                                      ----------          -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $1,129,712          $80,820
                                                                      ==========          =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                                                   OPPENHEIMER
                                                                   MULTIMANAGER  MUTUAL SHARES  GLOBAL SECURITIES
                                                                   TECHNOLOGY*  SECURITIES FUND      FUND/VA
                                                                   ------------ --------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $     --       $ 3,087         $ 37,469
  Expenses:
   Asset-based charges............................................         --            --            6,842
                                                                     --------       -------         --------

NET INVESTMENT INCOME (LOSS)......................................         --         3,087           30,627
                                                                     --------       -------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      9,781           825           (8,358)
   Realized gain distribution from The Trusts.....................         --            --               --
                                                                     --------       -------         --------
  Net realized gain (loss)........................................      9,781           825           (8,358)
                                                                     --------       -------         --------

  Change in unrealized appreciation (depreciation) of investments.    170,251        14,945          344,271
                                                                     --------       -------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    180,032        15,770          335,913
                                                                     --------       -------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $180,032       $18,857         $366,540
                                                                     ========       =======         ========

                                                                    PIMCO VARIABLE  PIMCO VARIABLE
                                                                   INSURANCE TRUST  INSURANCE TRUST
                                                                   COMMODITYREALRET   GLOBAL BOND
                                                                   URN(R) STRATEGY     PORTFOLIO
                                                                      PORTFOLIO       (UNHEDGED)
                                                                   ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 11,165        $  63,793
  Expenses:
   Asset-based charges............................................           --           13,815
                                                                       --------        ---------

NET INVESTMENT INCOME (LOSS)......................................       11,165           49,978
                                                                       --------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (15,783)          96,837
   Realized gain distribution from The Trusts.....................       18,518          236,268
                                                                       --------        ---------
  Net realized gain (loss)........................................        2,735          333,105
                                                                       --------        ---------

  Change in unrealized appreciation (depreciation) of investments.        3,263         (137,141)
                                                                       --------        ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        5,998          195,964
                                                                       --------        ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ 17,163        $ 245,942
                                                                       ========        =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-51

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   PIMCO VARIABLE  PIMCO VARIABLE                    TEMPLETON
                                                                   INSURANCE TRUST INSURANCE TRUST T. ROWE PRICE    DEVELOPING
                                                                     REAL RETURN    TOTAL RETURN   EQUITY INCOME      MARKETS
                                                                      PORTFOLIO       PORTFOLIO    PORTFOLIO - II SECURITIES FUND
                                                                   --------------- --------------- -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 10,439        $ 52,886        $ 4,041       $  216,116
                                                                      --------        --------        -------       ----------

NET INVESTMENT INCOME (LOSS)......................................      10,439          52,886          4,041          216,116
                                                                      --------        --------        -------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       6,881             397          1,360          (16,929)
   Realized gain distribution from The Trusts.....................      78,697          49,566             --               --
                                                                      --------        --------        -------       ----------
  Net realized gain (loss)........................................      85,578          49,963          1,360          (16,929)
                                                                      --------        --------        -------       ----------

  Change in unrealized appreciation (depreciation) of investments.     (11,574)         82,166         23,184        1,741,359
                                                                      --------        --------        -------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      74,004         132,129         24,544        1,724,430
                                                                      --------        --------        -------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ 84,443        $185,015        $28,585       $1,940,546
                                                                      ========        ========        =======       ==========

                                                                   TEMPLETON GLOBAL
                                                                   BOND SECURITIES
                                                                         FUND
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $1,058,297
                                                                      ----------

NET INVESTMENT INCOME (LOSS)......................................     1,058,297
                                                                      ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       (13,088)
   Realized gain distribution from The Trusts.....................        26,568
                                                                      ----------
  Net realized gain (loss)........................................        13,480
                                                                      ----------

  Change in unrealized appreciation (depreciation) of investments.     1,261,618
                                                                      ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     1,275,098
                                                                      ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $2,333,395
                                                                      ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-52

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                       TEMPLETON     UIF EMERGING   VAN ECK VIP
                                                                   GROWTH SECURITIES MARKETS DEBT EMERGING MARKETS
                                                                         FUND         PORTFOLIO         FUND
                                                                   ----------------- ------------ ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $   931        $    --        $     --
                                                                        -------        -------        --------

NET INVESTMENT INCOME (LOSS)......................................          931             --              --
                                                                        -------        -------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         (576)           508         (76,845)
   Realized gain distribution from The Trusts.....................           --          5,213              --
                                                                        -------        -------        --------
  Net realized gain (loss)........................................         (576)         5,721         (76,845)
                                                                        -------        -------        --------

  Change in unrealized appreciation (depreciation) of investments.       11,227         24,323         483,508
                                                                        -------        -------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       10,651         30,044         406,663
                                                                        -------        -------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $11,582        $30,044        $406,663
                                                                        =======        =======        ========

                                                                   VAN ECK VIP GLOBAL VAN ECK VIP GLOBAL
                                                                       BOND FUND       HARD ASSETS FUND
                                                                   ------------------ ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $ 4,902            $ 13,588
                                                                        -------            --------

NET INVESTMENT INCOME (LOSS)......................................        4,902              13,588
                                                                        -------            --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        1,674              (1,758)
   Realized gain distribution from The Trusts.....................        3,092              84,578
                                                                        -------            --------
  Net realized gain (loss)........................................        4,766              82,820
                                                                        -------            --------

  Change in unrealized appreciation (depreciation) of investments.       21,771              22,001
                                                                        -------            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       26,537             104,821
                                                                        -------            --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $31,439            $118,409
                                                                        =======            ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-53

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      ALL ASSET
                                                                                                   GROWTH-ALT 20*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   536,638  $   485,963
  Net realized gain (loss) on investments....................................................    (822,886)     312,170
  Change in unrealized appreciation (depreciation) of investments............................   6,985,156   (3,430,747)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   6,698,908   (2,632,614)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   7,416,542    7,610,549
   Transfers between Variable Investment Options including guaranteed interest account, net..  (2,159,711)  (2,694,632)
   Transfers for contract benefits and terminations..........................................  (5,377,634)  (5,415,767)
   Contract maintenance charges..............................................................  (5,532,460)  (6,054,837)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (5,653,263)  (6,554,687)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,045,645   (9,187,301)
NET ASSETS -- BEGINNING OF PERIOD............................................................  61,549,573   70,736,874
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $62,595,218  $61,549,573
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
   Issued....................................................................................     357,170      394,062
   Redeemed..................................................................................    (661,197)    (708,845)
                                                                                              -----------  -----------
   Net Increase (Decrease)...................................................................    (304,027)    (314,783)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS II
   Issued....................................................................................          --           --
   Redeemed..................................................................................          --           --
                                                                                              -----------  -----------
   Net Increase (Decrease)...................................................................          --           --
                                                                                              ===========  ===========

                                                                                              AMERICAN CENTURY VP
                                                                                              MID CAP VALUE FUND
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  4,096  $  1,189
  Net realized gain (loss) on investments....................................................    8,092     2,052
  Change in unrealized appreciation (depreciation) of investments............................   17,727    (5,325)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   29,915    (2,084)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  110,599    71,165
   Transfers between Variable Investment Options including guaranteed interest account, net..   34,854    55,578
   Transfers for contract benefits and terminations..........................................     (161)       (7)
   Contract maintenance charges..............................................................  (23,904)  (13,316)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  121,388   113,420
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       41        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  151,344   111,336
NET ASSETS -- BEGINNING OF PERIOD............................................................  136,504    25,168
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $287,848  $136,504
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========
UNIT ACTIVITY CLASS B
   Issued....................................................................................       --        --
   Redeemed..................................................................................       --        --
                                                                                              --------  --------
   Net Increase (Decrease)...................................................................       --        --
                                                                                              ========  ========
UNIT ACTIVITY CLASS II
   Issued....................................................................................    1,321     1,253
   Redeemed..................................................................................     (271)     (199)
                                                                                              --------  --------
   Net Increase (Decrease)...................................................................    1,050     1,054
                                                                                              ========  ========

                                                                                                   AXA AGGRESSIVE
                                                                                                     ALLOCATION*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   172,312  $   239,306
  Net realized gain (loss) on investments....................................................    (195,981)      22,217
  Change in unrealized appreciation (depreciation) of investments............................   2,542,735   (1,683,342)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   2,519,066   (1,421,819)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,903,549    4,292,084
   Transfers between Variable Investment Options including guaranteed interest account, net..    (296,825)    (497,311)
   Transfers for contract benefits and terminations..........................................    (594,802)    (518,721)
   Contract maintenance charges..............................................................  (2,035,687)  (1,979,075)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................     976,235    1,296,977
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   3,495,301     (124,842)
NET ASSETS -- BEGINNING OF PERIOD............................................................  17,441,217   17,566,059
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $20,936,518  $17,441,217
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................          (1)          (2)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          (1)          (2)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
   Issued....................................................................................      40,411       32,101
   Redeemed..................................................................................     (22,906)     (19,306)
                                                                                              -----------  -----------
   Net Increase (Decrease)...................................................................      17,505       12,795
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS II
   Issued....................................................................................          --           --
   Redeemed..................................................................................          --           --
                                                                                              -----------  -----------
   Net Increase (Decrease)...................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    AXA BALANCED
                                                                                                     STRATEGY*
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    67,885  $   63,465
  Net realized gain (loss) on investments....................................................      69,543      94,368
  Change in unrealized appreciation (depreciation) of investments............................     452,955    (276,369)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................     590,383    (118,536)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   5,101,185   3,981,452
   Transfers between Variable Investment Options including guaranteed interest account, net..    (767,017)     28,246
   Transfers for contract benefits and terminations..........................................      (9,736)    (80,113)
   Contract maintenance charges..............................................................  (1,260,777)   (697,650)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   3,063,655   3,231,935
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   3,654,038   3,113,399
NET ASSETS -- BEGINNING OF PERIOD............................................................   5,673,680   2,560,281
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 9,327,718  $5,673,680
                                                                                              ===========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      37,226      34,171
  Redeemed...................................................................................     (10,501)     (5,124)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................      26,725      29,047
                                                                                              ===========  ==========

                                                                                                 AXA CONSERVATIVE
                                                                                                    ALLOCATION*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   23,251  $   45,112
  Net realized gain (loss) on investments....................................................     46,508      53,984
  Change in unrealized appreciation (depreciation) of investments............................     61,607     (51,874)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    131,366      47,222
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    616,526     662,621
   Transfers between Variable Investment Options including guaranteed interest account, net..    (61,846)    153,922
   Transfers for contract benefits and terminations..........................................    (68,652)   (157,038)
   Contract maintenance charges..............................................................   (355,540)   (318,372)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    130,488     341,133
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    261,854     388,355
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,884,908   2,496,553
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $3,146,762  $2,884,908
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          83
  Redeemed...................................................................................         (1)    (11,653)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         (1)    (11,570)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     23,580      36,769
  Redeemed...................................................................................    (27,998)    (31,739)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (4,418)      5,030
                                                                                              ==========  ==========

                                                                                                 AXA CONSERVATIVE
                                                                                                 GROWTH STRATEGY*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   20,813  $   20,000
  Net realized gain (loss) on investments....................................................      3,715      41,584
  Change in unrealized appreciation (depreciation) of investments............................    123,990     (92,029)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    148,518     (30,445)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,114,051   1,166,167
   Transfers between Variable Investment Options including guaranteed interest account, net..    154,681     (46,814)
   Transfers for contract benefits and terminations..........................................     (6,260)         (5)
   Contract maintenance charges..............................................................   (355,981)   (205,321)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    906,491     914,027
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,055,009     883,582
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,671,591     788,009
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,726,600  $1,671,591
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      9,857      12,903
  Redeemed...................................................................................     (1,877)     (4,714)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      7,980       8,189
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               AXA CONSERVATIVE-PLUS
                                                                                                   ALLOCATION *
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   47,330  $   83,225
  Net realized gain (loss) on investments....................................................     64,084      92,139
  Change in unrealized appreciation (depreciation) of investments............................    323,496    (222,578)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    434,910     (47,214)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    969,570   1,048,475
   Transfers between Variable Investment Options including guaranteed interest account, net..    488,582     112,498
   Transfers for contract benefits and terminations..........................................   (221,575)    (85,719)
   Contract maintenance charges..............................................................   (676,012)   (603,127)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    560,565     472,127
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    995,475     424,913
NET ASSETS -- BEGINNING OF PERIOD............................................................  5,710,766   5,285,853
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $6,706,241  $5,710,766
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................         (6)     (1,129)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         (6)     (1,129)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     42,258      42,998
  Redeemed...................................................................................    (31,183)    (23,899)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     11,075      19,099
                                                                                              ==========  ==========

                                                                                                 AXA CONSERVATIVE
                                                                                                    STRATEGY *
                                                                                              ---------------------
                                                                                                 2012        2011
                                                                                              ----------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   11,957  $  11,587
  Net realized gain (loss) on investments....................................................       (872)     9,378
  Change in unrealized appreciation (depreciation) of investments............................     37,076    (15,944)
                                                                                              ----------  ---------

  Net Increase (decrease) in net assets from operations......................................     48,161      5,021
                                                                                              ----------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    631,437    519,021
   Transfers between Variable Investment Options including guaranteed interest account, net..    134,665    (99,408)
   Transfers for contract benefits and terminations..........................................     (8,554)      (131)
   Contract maintenance charges..............................................................   (156,083)  (102,685)
                                                                                              ----------  ---------

  Net increase (decrease) in net assets from contractowners transactions.....................    601,465    316,797
                                                                                              ----------  ---------

INCREASE (DECREASE) IN NET ASSETS............................................................    649,626    321,818
NET ASSETS -- BEGINNING OF PERIOD............................................................    860,555    538,737
                                                                                              ----------  ---------

NET ASSETS -- END OF PERIOD.................................................................. $1,510,181  $ 860,555
                                                                                              ==========  =========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................         --         --
                                                                                              ----------  ---------
  Net Increase (Decrease)....................................................................         --         --
                                                                                              ==========  =========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      6,073      4,339
  Redeemed...................................................................................       (704)    (1,420)
                                                                                              ----------  ---------
  Net Increase (Decrease)....................................................................      5,369      2,919
                                                                                              ==========  =========

                                                                                                     AXA GROWTH
                                                                                                     STRATEGY *
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    69,540  $   67,574
  Net realized gain (loss) on investments....................................................       3,456     137,901
  Change in unrealized appreciation (depreciation) of investments............................     692,109    (468,758)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................     765,105    (263,283)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,654,612   4,267,076
   Transfers between Variable Investment Options including guaranteed interest account, net..    (119,726)     74,812
   Transfers for contract benefits and terminations..........................................     (46,155)    (97,028)
   Contract maintenance charges..............................................................  (1,154,903)   (807,051)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   3,333,828   3,437,809
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,098,933   3,174,526
NET ASSETS -- BEGINNING OF PERIOD............................................................   5,765,976   2,591,450
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 9,864,909  $5,765,976
                                                                                              ===========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      29,848      37,525
  Redeemed...................................................................................      (1,450)     (7,443)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................      28,398      30,082
                                                                                              ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    AXA MODERATE
                                                                                                     ALLOCATION*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   243,050  $   452,021
  Net realized gain (loss) on investments....................................................      29,002      537,037
  Change in unrealized appreciation (depreciation) of investments............................   2,345,036   (1,740,205)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   2,617,088     (751,147)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   6,363,006    6,903,110
   Transfers between Variable Investment Options including guaranteed interest account, net..    (928,802)     215,583
   Transfers for contract benefits and terminations..........................................    (619,587)  (1,097,284)
   Contract maintenance charges..............................................................  (3,683,462)  (3,515,611)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   1,131,155    2,505,798
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   3,748,243    1,754,651
NET ASSETS -- BEGINNING OF PERIOD............................................................  29,635,760   27,881,109
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $33,384,003  $29,635,760
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --          129
  Redeemed...................................................................................         (39)         (37)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         (39)          92
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      96,787      161,144
  Redeemed...................................................................................    (106,595)    (132,147)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................      (9,808)      28,997
                                                                                              ===========  ===========

                                                                                                    AXA MODERATE
                                                                                                  GROWTH STRATEGY*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   168,784  $   165,567
  Net realized gain (loss) on investments....................................................      87,928      236,893
  Change in unrealized appreciation (depreciation) of investments............................   1,546,380     (907,713)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,803,092     (505,253)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  11,774,125   10,946,521
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,335,566)     (40,409)
   Transfers for contract benefits and terminations..........................................    (132,410)     (43,548)
   Contract maintenance charges..............................................................  (2,967,509)  (2,005,880)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   7,338,640    8,856,684
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   9,141,732    8,351,431
NET ASSETS -- BEGINNING OF PERIOD............................................................  15,787,352    7,435,921
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $24,929,084  $15,787,352
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      71,516       85,697
  Redeemed...................................................................................      (8,343)      (7,058)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................      63,173       78,639
                                                                                              ===========  ===========

                                                                                                  AXA MODERATE-PLUS
                                                                                                     ALLOCATION*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   515,318  $   866,013
  Net realized gain (loss) on investments....................................................     394,071    1,196,347
  Change in unrealized appreciation (depreciation) of investments............................   5,950,057   (5,119,777)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   6,859,446   (3,057,417)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  12,268,856   13,025,950
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,437,879)    (219,738)
   Transfers for contract benefits and terminations..........................................  (1,656,910)  (1,614,035)
   Contract maintenance charges..............................................................  (7,047,043)  (6,598,061)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   2,127,024    4,594,116
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   8,986,470    1,536,699
NET ASSETS -- BEGINNING OF PERIOD............................................................  58,953,780   57,417,081
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $67,940,250  $58,953,780
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         501          488
  Redeemed...................................................................................        (398)        (378)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         103          110
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      80,231      155,702
  Redeemed...................................................................................    (134,643)    (159,857)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (54,412)      (4,155)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 AXA TACTICAL
                                                                                                 MANAGER 400*
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    227  $     23
  Net realized gain (loss) on investments....................................................      664     2,760
  Change in unrealized appreciation (depreciation) of investments............................   11,873    (8,275)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   12,764    (5,492)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   39,312    35,080
   Transfers between Variable Investment Options including guaranteed interest account, net..    7,568   (17,370)
   Contract maintenance charges..............................................................  (12,002)   (8,556)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   34,878     9,154
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   47,642     3,662
NET ASSETS -- BEGINNING OF PERIOD............................................................   64,094    60,432
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $111,736  $ 64,094
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      398       423
  Redeemed...................................................................................      (73)     (335)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      325        88
                                                                                              ========  ========

                                                                                                 AXA TACTICAL
                                                                                                 MANAGER 500*
                                                                                              -----------------
                                                                                                2012      2011
                                                                                              --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    902  $   210
  Net realized gain (loss) on investments....................................................    2,395    2,228
  Change in unrealized appreciation (depreciation) of investments............................    7,492   (4,064)
                                                                                              --------  -------

  Net Increase (decrease) in net assets from operations......................................   10,789   (1,626)
                                                                                              --------  -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   69,623   36,023
   Transfers between Variable Investment Options including guaranteed interest account, net..   44,841   (7,715)
   Contract maintenance charges..............................................................  (15,417)  (8,278)
                                                                                              --------  -------

  Net increase (decrease) in net assets from contractowners transactions.....................   99,047   20,030
                                                                                              --------  -------

INCREASE (DECREASE) IN NET ASSETS............................................................  109,836   18,404
NET ASSETS -- BEGINNING OF PERIOD............................................................   49,869   31,465
                                                                                              --------  -------

NET ASSETS -- END OF PERIOD.................................................................. $159,705  $49,869
                                                                                              ========  =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................    1,038      406
  Redeemed...................................................................................     (146)    (211)
                                                                                              --------  -------
  Net Increase (Decrease)....................................................................      892      195
                                                                                              ========  =======

                                                                                              AXA TACTICAL MANAGER
                                                                                                    2000*
                                                                                              -------------------
                                                                                                2012       2011
                                                                                              --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    352   $    11
  Net realized gain (loss) on investments....................................................    1,146     2,518
  Change in unrealized appreciation (depreciation) of investments............................    9,513    (6,378)
                                                                                              --------   -------

  Net Increase (decrease) in net assets from operations......................................   11,011    (3,849)
                                                                                              --------   -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   49,523    35,803
   Transfers between Variable Investment Options including guaranteed interest account, net..   20,410    (2,797)
   Contract maintenance charges..............................................................  (11,059)   (7,711)
                                                                                              --------   -------

  Net increase (decrease) in net assets from contractowners transactions.....................   58,874    25,295
                                                                                              --------   -------

INCREASE (DECREASE) IN NET ASSETS............................................................   69,885    21,446
NET ASSETS -- BEGINNING OF PERIOD............................................................   49,719    28,273
                                                                                              --------   -------

NET ASSETS -- END OF PERIOD.................................................................. $119,604   $49,719
                                                                                              ========   =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      616       451
  Redeemed...................................................................................      (47)     (192)
                                                                                              --------   -------
  Net Increase (Decrease)....................................................................      569       259
                                                                                              ========   =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              AXA TACTICAL MANAGER
                                                                                                INTERNATIONAL*
                                                                                              ------------------
                                                                                                2012       2011
                                                                                              --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    831   $  1,151
  Net realized gain (loss) on investments....................................................   (1,021)       983
  Change in unrealized appreciation (depreciation) of investments............................   18,512    (14,989)
                                                                                              --------   --------

  Net Increase (decrease) in net assets from operations......................................   18,322    (12,855)
                                                                                              --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   51,431     46,592
   Transfers between Variable Investment Options including guaranteed interest account, net..    6,851     22,745
   Transfers for contract benefits and terminations..........................................       --         --
   Contract maintenance charges..............................................................  (13,058)    (8,163)
                                                                                              --------   --------

  Net increase (decrease) in net assets from contractowners transactions.....................   45,224     61,174
                                                                                              --------   --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       --         --
                                                                                              --------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................   63,546     48,319
NET ASSETS -- BEGINNING OF PERIOD............................................................   80,834     32,515
                                                                                              --------   --------

NET ASSETS -- END OF PERIOD.................................................................. $144,380   $ 80,834
                                                                                              ========   ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       --         --
                                                                                              ========   ========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      567        845
  Redeemed...................................................................................      (80)      (238)
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................      487        607
                                                                                              ========   ========
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       --         --
                                                                                              ========   ========

                                                                                                    DREYFUS STOCK
                                                                                                  INDEX FUND, INC.
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   556,566  $   351,036
  Net realized gain (loss) on investments....................................................     543,925     (800,217)
  Change in unrealized appreciation (depreciation) of investments............................   2,655,309      790,107
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   3,755,800      340,926
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,990,098    1,471,113
   Transfers between Variable Investment Options including guaranteed interest account, net..  10,944,129     (565,246)
   Transfers for contract benefits and terminations..........................................  (1,461,174)  (3,004,948)
   Contract maintenance charges..............................................................  (1,600,615)  (1,362,391)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  10,872,438   (3,461,472)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......      26,200           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  14,654,438   (3,120,546)
NET ASSETS -- BEGINNING OF PERIOD............................................................  21,160,932   24,281,478
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $35,815,370  $21,160,932
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................     842,151      149,898
  Redeemed...................................................................................    (301,801)    (404,086)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     540,350     (254,188)
                                                                                              ===========  ===========

                                                                                               EQ/ALLIANCEBERNSTEIN
                                                                                                 SMALL CAP GROWTH*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    3,735  $   (2,047)
  Net realized gain (loss) on investments....................................................    193,765     103,394
  Change in unrealized appreciation (depreciation) of investments............................    136,586    (124,678)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    334,086     (23,331)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    485,575     446,578
   Transfers between Variable Investment Options including guaranteed interest account, net..     27,744     (75,697)
   Transfers for contract benefits and terminations..........................................    (21,561)   (142,364)
   Contract maintenance charges..............................................................   (216,226)   (187,894)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    275,532      40,623
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         (1)         --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    609,617      17,292
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,057,652   2,040,360
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,667,269  $2,057,652
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      9,282       9,705
  Redeemed...................................................................................     (5,413)    (18,847)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      3,869      (9,142)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      1,580       1,844
  Redeemed...................................................................................       (627)     (1,068)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        953         776
                                                                                              ==========  ==========
UNIT ACTIVITY INITIAL SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/BLACKROCK BASIC
                                                                                                   VALUE EQUITY*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   73,596  $   44,543
  Net realized gain (loss) on investments....................................................     (3,341)    (57,602)
  Change in unrealized appreciation (depreciation) of investments............................    471,935    (111,901)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    542,190    (124,960)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,207,106     944,201
   Transfers between Variable Investment Options including guaranteed interest account, net..     26,160      85,043
   Transfers for contract benefits and terminations..........................................    (61,346)   (105,263)
   Contract maintenance charges..............................................................   (422,379)   (343,597)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    749,541     580,384
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          3          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,291,734     455,424
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,748,427   3,293,003
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $5,040,161  $3,748,427
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      9,513      12,314
  Redeemed...................................................................................     (6,489)    (15,875)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      3,024      (3,561)
                                                                                              ==========  ==========

                                                                                                 EQ/BOSTON ADVISORS
                                                                                                   EQUITY INCOME*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   261,060  $   286,980
  Net realized gain (loss) on investments....................................................    (492,548)    (697,478)
  Change in unrealized appreciation (depreciation) of investments............................   2,793,302      354,385
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   2,561,814      (56,113)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,021,015    1,104,700
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,739,639)    (338,845)
   Transfers for contract benefits and terminations..........................................    (635,224)    (818,456)
   Contract maintenance charges..............................................................  (1,018,814)  (1,031,012)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,372,662)  (1,083,613)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     189,152   (1,139,726)
NET ASSETS -- BEGINNING OF PERIOD............................................................  15,629,577   16,769,303
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $15,818,729  $15,629,577
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................       1,689        3,499
  Redeemed...................................................................................    (112,331)     (42,421)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (110,642)     (38,922)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      64,468       81,761
  Redeemed...................................................................................     (99,043)    (122,187)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (34,575)     (40,426)
                                                                                              ===========  ===========

                                                                                                EQ/CALVERT SOCIALLY
                                                                                                   RESPONSIBLE*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    8,759  $    2,556
  Net realized gain (loss) on investments....................................................     (3,906)    (56,213)
  Change in unrealized appreciation (depreciation) of investments............................    210,607      55,081
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    215,460       1,424
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    181,398     215,958
   Transfers between Variable Investment Options including guaranteed interest account, net..    (46,089)    (74,735)
   Transfers for contract benefits and terminations..........................................   (125,022)    (78,066)
   Contract maintenance charges..............................................................   (109,914)   (108,706)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    (99,627)    (45,549)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    115,833     (44,125)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,340,530   1,384,655
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,456,363  $1,340,530
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     24,210      26,260
  Redeemed...................................................................................    (39,428)    (34,182)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (15,218)     (7,922)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      3,713       3,222
  Redeemed...................................................................................     (2,902)     (3,158)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        811          64
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/CAPITAL GUARDIAN
                                                                                                     RESEARCH*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   21,711  $   20,226
  Net realized gain (loss) on investments....................................................     15,528     (60,901)
  Change in unrealized appreciation (depreciation) of investments............................    611,209     184,753
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    648,448     144,078
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    419,794     384,295
   Transfers between Variable Investment Options including guaranteed interest account, net..    (70,353)   (219,310)
   Transfers for contract benefits and terminations..........................................   (127,022)   (135,761)
   Contract maintenance charges..............................................................   (270,847)   (270,121)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    (48,428)   (240,897)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       (239)       (504)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    599,781     (97,323)
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,838,725   3,936,048
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $4,438,506  $3,838,725
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     38,705      38,523
  Redeemed...................................................................................    (53,240)    (63,661)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (14,535)    (25,138)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        879         296
  Redeemed...................................................................................       (193)       (100)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        686         195
                                                                                              ==========  ==========

                                                                                                  EQ/COMMON STOCK
                                                                                                      INDEX*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   86,791  $   57,095
  Net realized gain (loss) on investments....................................................    (36,967)    (57,279)
  Change in unrealized appreciation (depreciation) of investments............................    657,631       6,115
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    707,455       5,931
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,351,517   1,409,763
   Transfers between Variable Investment Options including guaranteed interest account, net..   (254,165)    (72,368)
   Transfers for contract benefits and terminations..........................................    (53,227)   (123,000)
   Contract maintenance charges..............................................................   (535,393)   (461,168)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    508,732     753,227
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,216,187     759,158
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,388,429   3,629,271
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $5,604,616  $4,388,429
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................        328         478
  Redeemed...................................................................................       (294)       (698)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         34        (220)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      7,308      11,598
  Redeemed...................................................................................     (2,589)     (3,965)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      4,719       7,633
                                                                                              ==========  ==========

                                                                                                    EQ/CORE BOND
                                                                                                       INDEX *
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   439,892  $   677,890
  Net realized gain (loss) on investments....................................................      19,352      (71,135)
  Change in unrealized appreciation (depreciation) of investments............................     572,029    1,091,790
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,031,273    1,698,545
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,323,806    2,431,090
   Transfers between Variable Investment Options including guaranteed interest account, net..    (277,379)    (274,115)
   Transfers for contract benefits and terminations..........................................  (1,107,557)  (2,793,693)
   Contract maintenance charges..............................................................  (2,255,302)  (2,311,443)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,316,432)  (2,948,161)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (285,159)  (1,249,616)
NET ASSETS -- BEGINNING OF PERIOD............................................................  35,516,114   36,765,730
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $35,230,955  $35,516,114
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     201,806      194,187
  Redeemed...................................................................................    (318,517)    (364,408)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (116,711)    (170,221)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       3,028        3,471
  Redeemed...................................................................................        (896)      (7,295)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       2,132       (3,824)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/EQUITY 500
                                                                                                      INDEX *
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  107,927  $   68,065
  Net realized gain (loss) on investments....................................................      4,585     (17,143)
  Change in unrealized appreciation (depreciation) of investments............................    640,013      13,192
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    752,525      64,114
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,709,234   1,295,408
   Transfers between Variable Investment Options including guaranteed interest account, net..    123,811      68,783
   Transfers for contract benefits and terminations..........................................    (32,466)    (43,504)
   Contract maintenance charges..............................................................   (608,345)   (486,696)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  1,192,234     833,991
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          2          16
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,944,761     898,121
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,545,289   3,647,168
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $6,490,050  $4,545,289
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     12,642      11,815
  Redeemed...................................................................................     (2,445)     (3,908)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     10,197       7,907
                                                                                              ==========  ==========

                                                                                                  EQ/EQUITY GROWTH
                                                                                                       PLUS*
                                                                                              -----------------------
                                                                                                 2012         2011
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   27,824  $    (7,549)
  Net realized gain (loss) on investments....................................................   (186,978)    (198,615)
  Change in unrealized appreciation (depreciation) of investments............................  1,421,883     (436,254)
                                                                                              ----------  -----------

  Net Increase (decrease) in net assets from operations......................................  1,262,729     (642,418)
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,269,658    1,292,205
   Transfers between Variable Investment Options including guaranteed interest account, net..   (445,850)    (469,888)
   Transfers for contract benefits and terminations..........................................   (842,832)    (660,858)
   Contract maintenance charges..............................................................   (895,172)    (908,751)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (914,196)    (747,292)
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --           --
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    348,533   (1,389,710)
NET ASSETS -- BEGINNING OF PERIOD............................................................  9,264,820   10,654,530
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $9,613,353  $ 9,264,820
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     83,240       83,202
  Redeemed...................................................................................   (163,435)    (152,527)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................    (80,195)     (69,325)
                                                                                              ==========  ===========

                                                                                               EQ/GAMCO MERGERS
                                                                                               AND ACQUISITIONS*
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     --  $  1,470
  Net realized gain (loss) on investments....................................................   22,918    27,980
  Change in unrealized appreciation (depreciation) of investments............................   22,533   (21,501)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   45,451     7,949
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  217,027   237,398
   Transfers between Variable Investment Options including guaranteed interest account, net..   (9,474)   28,211
   Transfers for contract benefits and terminations..........................................   (4,243)   (4,437)
   Contract maintenance charges..............................................................  (88,687)  (70,687)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  114,623   190,485
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       --        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  160,074   198,434
NET ASSETS -- BEGINNING OF PERIOD............................................................  806,164   607,730
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $966,238  $806,164
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................    1,158     2,744
  Redeemed...................................................................................     (343)   (1,359)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      815     1,385
                                                                                              ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/GAMCO SMALL
                                                                                                   COMPANY VALUE*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   546,273  $  (320,445)
  Net realized gain (loss) on investments....................................................   5,179,950    4,522,048
  Change in unrealized appreciation (depreciation) of investments............................   5,663,246   (7,072,598)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................  11,389,469   (2,870,995)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   6,223,730    6,103,921
   Transfers between Variable Investment Options including guaranteed interest account, net..    (825,969)  (2,771,883)
   Transfers for contract benefits and terminations..........................................  (4,626,157)  (5,167,880)
   Contract maintenance charges..............................................................  (4,492,972)  (4,616,713)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (3,721,368)  (6,452,555)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --       29,999
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   7,668,101   (9,293,551)
NET ASSETS -- BEGINNING OF PERIOD............................................................  67,675,398   76,968,949
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $75,343,499  $67,675,398
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     179,742      155,119
  Redeemed...................................................................................    (278,510)    (319,935)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (98,768)    (164,816)
                                                                                              ===========  ===========

                                                                                                     EQ/GLOBAL
                                                                                                    BOND PLUS*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   20,264  $   41,510
  Net realized gain (loss) on investments....................................................     52,748      (3,474)
  Change in unrealized appreciation (depreciation) of investments............................    (23,563)     12,158
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................     49,449      50,194
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    322,149     341,481
   Transfers between Variable Investment Options including guaranteed interest account, net..    (38,682)    (14,669)
   Transfers for contract benefits and terminations..........................................    (32,584)    (12,650)
   Contract maintenance charges..............................................................   (145,173)   (136,293)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    105,710     177,869
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          1          25
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    155,160     228,088
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,274,290   1,046,202
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,429,450  $1,274,290
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      1,534       2,623
  Redeemed...................................................................................       (754)     (1,257)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        780       1,366
                                                                                              ==========  ==========

                                                                                                     EQ/GLOBAL
                                                                                               MULTI-SECTOR EQUITY*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   84,866  $  102,013
  Net realized gain (loss) on investments....................................................   (155,265)   (309,359)
  Change in unrealized appreciation (depreciation) of investments............................    967,429    (509,798)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    897,030    (717,144)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,171,657   1,187,246
   Transfers between Variable Investment Options including guaranteed interest account, net..    (83,588)   (222,011)
   Transfers for contract benefits and terminations..........................................   (206,485)   (192,443)
   Contract maintenance charges..............................................................   (588,787)   (560,578)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    292,797     212,214
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,189,827    (504,930)
NET ASSETS -- BEGINNING OF PERIOD............................................................  5,194,308   5,699,238
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $6,384,135  $5,194,308
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      3,912       3,242
  Redeemed...................................................................................     (9,726)     (6,514)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (5,814)     (3,272)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      2,645       3,880
  Redeemed...................................................................................       (489)     (2,391)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      2,156       1,489
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/INTERMEDIATE
                                                                                                  GOVERNMENT BOND*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     9,584  $    72,364
  Net realized gain (loss) on investments....................................................     149,286       45,788
  Change in unrealized appreciation (depreciation) of investments............................     (34,413)     728,848
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................     124,457      847,000
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     956,154      943,024
   Transfers between Variable Investment Options including guaranteed interest account, net..    (188,905)     (52,672)
   Transfers for contract benefits and terminations..........................................    (627,133)    (925,858)
   Contract maintenance charges..............................................................  (1,334,832)  (1,338,912)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,194,716)  (1,374,418)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,070,259)    (527,418)
NET ASSETS -- BEGINNING OF PERIOD............................................................  16,126,307   16,653,725
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $15,056,048  $16,126,307
                                                                                              ===========  ===========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      55,273       63,194
  Redeemed...................................................................................    (131,473)    (152,154)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (76,200)     (88,960)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       1,615        2,032
  Redeemed...................................................................................        (693)      (1,422)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         922          610
                                                                                              ===========  ===========

                                                                                                 EQ/INTERNATIONAL
                                                                                                    CORE PLUS*
                                                                                              ---------------------
                                                                                                 2012        2011
                                                                                              ----------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   16,282  $  25,386
  Net realized gain (loss) on investments....................................................     13,963      3,062
  Change in unrealized appreciation (depreciation) of investments............................    121,143   (179,607)
                                                                                              ----------  ---------

  Net Increase (decrease) in net assets from operations......................................    151,388   (151,159)
                                                                                              ----------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    291,803    285,671
   Transfers between Variable Investment Options including guaranteed interest account, net..     17,728     18,089
   Transfers for contract benefits and terminations..........................................     (6,296)   (11,421)
   Contract maintenance charges..............................................................   (113,059)   (94,585)
                                                                                              ----------  ---------

  Net increase (decrease) in net assets from contractowners transactions.....................    190,176    197,754
                                                                                              ----------  ---------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --         --
                                                                                              ----------  ---------

INCREASE (DECREASE) IN NET ASSETS............................................................    341,564     46,595
NET ASSETS -- BEGINNING OF PERIOD............................................................    826,086    779,491
                                                                                              ----------  ---------

NET ASSETS -- END OF PERIOD.................................................................. $1,167,650  $ 826,086
                                                                                              ==========  =========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --         --
  Redeemed...................................................................................         --         --
                                                                                              ----------  ---------
  Net Increase (Decrease)....................................................................         --         --
                                                                                              ==========  =========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      1,996      2,702
  Redeemed...................................................................................       (466)    (1,165)
                                                                                              ----------  ---------
  Net Increase (Decrease)....................................................................      1,530      1,537
                                                                                              ==========  =========

                                                                                                 EQ/INTERNATIONAL
                                                                                                   EQUITY INDEX*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  112,215  $   95,083
  Net realized gain (loss) on investments....................................................    (79,976)   (147,267)
  Change in unrealized appreciation (depreciation) of investments............................    498,705    (341,403)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    530,944    (393,587)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    806,660     681,832
   Transfers between Variable Investment Options including guaranteed interest account, net..     11,888     (68,310)
   Transfers for contract benefits and terminations..........................................    (44,395)    (97,499)
   Contract maintenance charges..............................................................   (322,477)   (297,694)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    451,676     218,329
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    982,620    (175,258)
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,931,658   3,106,916
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $3,914,278  $2,931,658
                                                                                              ==========  ==========
CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          1         256
  Redeemed...................................................................................     (2,511)     (6,694)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (2,510)     (6,438)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      5,436       4,764
  Redeemed...................................................................................       (798)     (2,087)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      4,638       2,677
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                  EQ/INTERNATIONAL
                                                                                                    VALUE PLUS*
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    66,355  $  115,321
  Net realized gain (loss) on investments....................................................  (1,139,919)   (122,952)
  Change in unrealized appreciation (depreciation) of investments............................   1,687,429    (883,159)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................     613,865    (890,790)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     475,911     500,088
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,602,044)    (39,803)
   Transfers for contract benefits and terminations..........................................     (47,943)    (56,886)
   Contract maintenance charges..............................................................    (301,803)   (333,050)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,475,879)     70,349
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (862,014)   (820,441)
NET ASSETS -- BEGINNING OF PERIOD............................................................   4,699,559   5,520,000
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 3,837,545  $4,699,559
                                                                                              ===========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         723         664
  Redeemed...................................................................................    (124,437)    (10,725)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................    (123,714)    (10,061)
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       2,271       3,671
  Redeemed...................................................................................        (681)     (2,100)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................       1,590       1,571
                                                                                              ===========  ==========

                                                                                               EQ/JPMORGAN VALUE
                                                                                                OPPORTUNITIES*
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  5,759  $  5,513
  Net realized gain (loss) on investments....................................................   24,423        67
  Change in unrealized appreciation (depreciation) of investments............................   48,893   (27,829)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   79,075   (22,249)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  138,770   151,198
   Transfers between Variable Investment Options including guaranteed interest account, net..  (32,846)  (35,615)
   Transfers for contract benefits and terminations..........................................   (6,289)   (1,921)
   Contract maintenance charges..............................................................  (55,713)  (48,570)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   43,922    65,092
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  122,997    42,843
NET ASSETS -- BEGINNING OF PERIOD............................................................  491,516   448,673
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $614,513  $491,516
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................    1,808       217
  Redeemed...................................................................................      (15)      (13)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................    1,793       204
                                                                                              ========  ========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      609       871
  Redeemed...................................................................................     (453)     (450)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      156       421
                                                                                              ========  ========

                                                                                                 EQ/LARGE CAP
                                                                                                  CORE PLUS*
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  5,471  $  3,550
  Net realized gain (loss) on investments....................................................   41,307    15,662
  Change in unrealized appreciation (depreciation) of investments............................   12,144   (32,644)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   58,922   (13,432)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   54,969    40,415
   Transfers between Variable Investment Options including guaranteed interest account, net..   71,864     4,884
   Transfers for contract benefits and terminations..........................................       (3)     (362)
   Contract maintenance charges..............................................................  (24,186)  (18,846)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  102,644    26,091
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  161,566    12,659
NET ASSETS -- BEGINNING OF PERIOD............................................................  327,470   314,811
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $489,036  $327,470
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................    1,081     2,752
  Redeemed...................................................................................     (112)   (2,495)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      969       257
                                                                                              ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/LARGE CAP GROWTH
                                                                                                      INDEX*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   16,941  $    9,163
  Net realized gain (loss) on investments....................................................     13,681       2,256
  Change in unrealized appreciation (depreciation) of investments............................    125,789       5,787
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    156,411      17,206
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    301,162     226,545
   Transfers between Variable Investment Options including guaranteed interest account, net..     52,528      11,560
   Transfers for contract benefits and terminations..........................................    (12,698)    (19,113)
   Contract maintenance charges..............................................................   (125,846)    (96,515)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    215,146     122,477
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          3          22
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    371,560     139,705
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,019,643     879,938
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,391,203  $1,019,643
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      2,769       2,009
  Redeemed...................................................................................       (661)       (709)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      2,108       1,300
                                                                                              ==========  ==========

                                                                                                   EQ/LARGE CAP
                                                                                                   GROWTH PLUS*
                                                                                              ----------------------
                                                                                                 2012      2011(C )
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    8,679  $    5,563
  Net realized gain (loss) on investments....................................................      3,629      (3,155)
  Change in unrealized appreciation (depreciation) of investments............................    159,250       9,073
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    171,558      11,481
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    295,568     244,109
   Transfers between Variable Investment Options including guaranteed interest account, net..    (44,171)    510,509
   Transfers for contract benefits and terminations..........................................    (16,842)    (35,702)
   Contract maintenance charges..............................................................   (121,000)    (92,963)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    113,555     625,953
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    285,113     637,434
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,223,667     586,233
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,508,780  $1,223,667
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................        370      17,655
  Redeemed...................................................................................     (1,719)     (2,784)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (1,349)     14,871
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        856       3,135
  Redeemed...................................................................................       (183)       (499)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        673       2,636
                                                                                              ==========  ==========

                                                                                                   EQ/LARGE CAP
                                                                                                   VALUE INDEX*
                                                                                              ----------------------
                                                                                                 2012       2011(D)
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  117,389  $   94,336
  Net realized gain (loss) on investments....................................................   (120,649)   (244,865)
  Change in unrealized appreciation (depreciation) of investments............................  1,032,803     318,174
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................  1,029,543     167,645
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    906,061     566,952
   Transfers between Variable Investment Options including guaranteed interest account, net..   (374,774)  6,036,571
   Transfers for contract benefits and terminations..........................................   (414,884)   (325,827)
   Contract maintenance charges..............................................................   (486,738)   (306,789)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (370,335)  5,970,907
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    659,208   6,138,552
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,468,442     329,890
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $7,127,650  $6,468,442
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     48,483     482,748
  Redeemed...................................................................................    (81,379)    (54,703)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (32,896)    428,045
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      2,165       9,180
  Redeemed...................................................................................       (733)       (679)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      1,432       8,501
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    EQ/LARGE CAP
                                                                                                    VALUE PLUS*
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    58,221  $   95,588
  Net realized gain (loss) on investments....................................................  (1,367,950)   (380,811)
  Change in unrealized appreciation (depreciation) of investments............................   2,166,538     (84,299)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................     856,809    (369,522)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     653,687     658,467
   Transfers between Variable Investment Options including guaranteed interest account, net..  (4,185,434)   (151,010)
   Transfers for contract benefits and terminations..........................................    (106,707)   (334,344)
   Contract maintenance charges..............................................................    (441,836)   (514,900)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (4,080,290)   (341,787)
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --          --
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (3,223,481)   (711,309)
NET ASSETS -- BEGINNING OF PERIOD............................................................   7,159,402   7,870,711
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 3,935,921  $7,159,402
                                                                                              ===========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      12,298      18,376
  Redeemed...................................................................................    (297,698)    (47,793)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................    (285,400)    (29,417)
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       1,727       2,125
  Redeemed...................................................................................        (939)     (1,587)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................         788         538
                                                                                              ===========  ==========

                                                                                                EQ/LORD ABBETT
                                                                                                LARGE CAP CORE*
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  7,983  $  3,991
  Net realized gain (loss) on investments....................................................   19,362     9,590
  Change in unrealized appreciation (depreciation) of investments............................   57,905   (55,468)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   85,250   (41,887)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  169,002   212,315
   Transfers between Variable Investment Options including guaranteed interest account, net..  (26,513)  (20,747)
   Transfers for contract benefits and terminations..........................................   (2,533)     (315)
   Contract maintenance charges..............................................................  (66,289)  (56,091)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   73,667   135,162
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......        2        17
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  158,919    93,292
NET ASSETS -- BEGINNING OF PERIOD............................................................  538,930   445,638
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $697,849  $538,930
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      948     1,529
  Redeemed...................................................................................     (398)     (437)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      550     1,092
                                                                                              ========  ========

                                                                                                EQ/MFS INTERNATIONAL
                                                                                                       GROWTH*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    92,720  $    16,381
  Net realized gain (loss) on investments....................................................    (239,796)     591,846
  Change in unrealized appreciation (depreciation) of investments............................   3,100,840   (2,464,312)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   2,953,764   (1,856,085)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,761,556    1,782,990
   Transfers between Variable Investment Options including guaranteed interest account, net..   2,020,396     (406,770)
   Transfers for contract benefits and terminations..........................................  (1,078,395)    (958,368)
   Contract maintenance charges..............................................................  (1,285,231)  (1,316,774)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   1,418,326     (898,922)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,372,090   (2,755,007)
NET ASSETS -- BEGINNING OF PERIOD............................................................  14,429,543   17,184,550
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $18,801,633  $14,429,543
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     253,861      101,169
  Redeemed...................................................................................    (162,085)    (169,461)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................      91,776      (68,292)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    EQ/MID CAP
                                                                                                      INDEX*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   43,636  $   27,517
  Net realized gain (loss) on investments....................................................    (74,853)   (173,491)
  Change in unrealized appreciation (depreciation) of investments............................    822,226      30,142
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    791,009    (115,832)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    857,563     801,337
   Transfers between Variable Investment Options including guaranteed interest account, net..    (99,982)   (188,270)
   Transfers for contract benefits and terminations..........................................   (159,514)   (143,631)
   Contract maintenance charges..............................................................   (398,039)   (378,179)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    200,028      91,257
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          6          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    991,043     (24,575)
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,620,857   4,645,432
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $5,611,900  $4,620,857
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     19,749      19,929
  Redeemed...................................................................................    (23,589)    (23,626)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (3,840)     (3,697)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      2,349       1,945
  Redeemed...................................................................................       (489)       (810)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      1,860       1,135
                                                                                              ==========  ==========

                                                                                                     EQ/MID CAP
                                                                                                     VALUE PLUS*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   113,642  $   105,301
  Net realized gain (loss) on investments....................................................      11,306     (906,727)
  Change in unrealized appreciation (depreciation) of investments............................   1,909,233     (458,637)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   2,034,181   (1,260,063)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,434,178    1,477,142
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,532,400)    (578,169)
   Transfers for contract benefits and terminations..........................................    (643,823)    (708,193)
   Contract maintenance charges..............................................................    (882,905)    (929,170)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,624,950)    (738,390)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     409,231   (1,998,453)
NET ASSETS -- BEGINNING OF PERIOD............................................................  11,904,047   13,902,500
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $12,313,278  $11,904,047
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      86,473       87,846
  Redeemed...................................................................................    (217,648)    (150,898)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (131,175)     (63,052)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       1,287        1,274
  Redeemed...................................................................................        (462)        (748)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         825          526
                                                                                              ===========  ===========

                                                                                                      EQ/MONEY
                                                                                                       MARKET*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (44,881) $   (48,239)
  Net realized gain (loss) on investments....................................................        (390)       2,139
  Change in unrealized appreciation (depreciation) of investments............................         560       (4,150)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................     (44,711)     (50,250)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  16,236,734   10,682,219
   Transfers between Variable Investment Options including guaranteed interest account, net..  (4,616,805)  (5,126,193)
   Transfers for contract benefits and terminations..........................................  (3,638,127)  (4,785,077)
   Contract maintenance charges..............................................................  (2,498,833)  (2,261,115)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   5,482,969   (1,490,166)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --        6,269
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   5,438,258   (1,534,147)
NET ASSETS -- BEGINNING OF PERIOD............................................................  17,209,489   18,743,636
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $22,647,747  $17,209,489
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     538,635      675,121
  Redeemed...................................................................................    (651,630)    (871,715)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (112,995)    (196,594)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     117,547       65,751
  Redeemed...................................................................................     (66,364)     (60,318)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................      51,183        5,433
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                EQ/MONTAG & CALDWELL
                                                                                                       GROWTH*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   218,331  $    73,263
  Net realized gain (loss) on investments....................................................   3,204,944    1,969,811
  Change in unrealized appreciation (depreciation) of investments............................   1,987,506     (855,950)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   5,410,781    1,187,124
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,931,107    5,232,565
   Transfers between Variable Investment Options including guaranteed interest account, net..  (4,611,358)  (2,082,135)
   Transfers for contract benefits and terminations..........................................  (3,435,361)  (3,314,166)
   Contract maintenance charges..............................................................  (3,907,529)  (3,965,041)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (7,023,141)  (4,128,777)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --        4,999
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,612,360)  (2,936,654)
NET ASSETS -- BEGINNING OF PERIOD............................................................  46,158,232   49,094,886
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $44,545,872  $46,158,232
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     388,297      438,277
  Redeemed...................................................................................    (966,971)    (790,198)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (578,674)    (351,921)
                                                                                              ===========  ===========

                                                                                                  EQ/MORGAN STANLEY
                                                                                                   MID CAP GROWTH*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    30,669  $      (277)
  Net realized gain (loss) on investments....................................................     404,311    1,071,902
  Change in unrealized appreciation (depreciation) of investments............................     449,079   (1,880,224)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................     884,059     (808,599)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,501,105    1,444,841
   Transfers between Variable Investment Options including guaranteed interest account, net..     814,531     (229,803)
   Transfers for contract benefits and terminations..........................................    (591,149)    (710,151)
   Contract maintenance charges..............................................................    (792,067)    (762,825)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................     932,420     (257,938)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,816,479   (1,066,537)
NET ASSETS -- BEGINNING OF PERIOD............................................................   9,933,692   11,000,229
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $11,750,171  $ 9,933,692
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     112,005       72,836
  Redeemed...................................................................................    (105,317)    (119,835)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       6,688      (46,999)
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       3,829        3,677
  Redeemed...................................................................................        (810)        (723)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       3,019        2,954
                                                                                              ===========  ===========

                                                                                                  EQ/PIMCO ULTRA
                                                                                                    SHORT BOND*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   26,310  $   26,113
  Net realized gain (loss) on investments....................................................       (150)    (50,428)
  Change in unrealized appreciation (depreciation) of investments............................     57,315       6,362
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................     83,475     (17,953)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    904,481     879,203
   Transfers between Variable Investment Options including guaranteed interest account, net..   (164,926)    (70,013)
   Transfers for contract benefits and terminations..........................................   (149,636)   (247,364)
   Contract maintenance charges..............................................................   (506,291)   (478,379)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................     83,628      83,447
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    167,103      65,494
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,146,792   6,081,298
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $6,313,895  $6,146,792
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................        785       1,390
  Redeemed...................................................................................     (8,413)     (9,203)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (7,628)     (7,813)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     39,367      36,316
  Redeemed...................................................................................    (39,445)    (41,444)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        (78)     (5,128)
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    EQ/QUALITY
                                                                                                    BOND PLUS*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   11,104  $  173,318
  Net realized gain (loss) on investments....................................................   (131,567)   (136,571)
  Change in unrealized appreciation (depreciation) of investments............................    308,357      30,386
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    187,894      67,133
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    969,158   1,016,302
   Transfers between Variable Investment Options including guaranteed interest account, net..   (361,520)   (166,331)
   Transfers for contract benefits and terminations..........................................   (559,586)   (692,255)
   Contract maintenance charges..............................................................   (795,957)   (846,514)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (747,905)   (688,798)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   (560,011)   (621,665)
NET ASSETS -- BEGINNING OF PERIOD............................................................  8,991,575   9,613,240
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $8,431,564  $8,991,575
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................        176       3,868
  Redeemed...................................................................................     (4,888)     (8,790)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (4,712)     (4,922)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     37,949      50,695
  Redeemed...................................................................................    (78,115)    (85,609)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (40,166)    (34,914)
                                                                                              ==========  ==========

                                                                                                      EQ/SMALL
                                                                                                   COMPANY INDEX*
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    81,969  $   59,473
  Net realized gain (loss) on investments....................................................   1,148,611     567,397
  Change in unrealized appreciation (depreciation) of investments............................    (281,090)   (900,834)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................     949,490    (273,964)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     541,064     402,711
   Transfers between Variable Investment Options including guaranteed interest account, net..  (2,229,261)    (64,490)
   Transfers for contract benefits and terminations..........................................     (87,998)   (210,543)
   Contract maintenance charges..............................................................    (377,444)   (378,951)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,153,639)   (251,273)
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --          --
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,204,149)   (525,237)
NET ASSETS -- BEGINNING OF PERIOD............................................................   7,004,687   7,529,924
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 5,800,538  $7,004,687
                                                                                              ===========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................       5,311       6,401
  Redeemed...................................................................................    (240,831)    (42,867)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................    (235,520)    (36,466)
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       1,911       1,923
  Redeemed...................................................................................        (310)     (1,268)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................       1,601         655
                                                                                              ===========  ==========

                                                                                                  EQ/T. ROWE PRICE
                                                                                                    GROWTH STOCK*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (214,330) $  (211,700)
  Net realized gain (loss) on investments....................................................     531,851      160,983
  Change in unrealized appreciation (depreciation) of investments............................   5,956,759     (836,722)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   6,274,280     (887,439)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,967,494    4,133,674
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,238,727)  (1,205,464)
   Transfers for contract benefits and terminations..........................................  (2,576,853)  (2,677,209)
   Contract maintenance charges..............................................................  (3,022,353)  (3,101,504)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,870,439)  (2,850,503)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --        4,999
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   3,403,841   (3,732,943)
NET ASSETS -- BEGINNING OF PERIOD............................................................  34,881,645   38,614,588
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $38,285,486  $34,881,645
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     218,451      254,240
  Redeemed...................................................................................    (388,420)    (433,152)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (169,969)    (178,912)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   EQ/UBS GROWTH &
                                                                                                       INCOME*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    65,147  $    53,894
  Net realized gain (loss) on investments....................................................    (273,910)     (15,995)
  Change in unrealized appreciation (depreciation) of investments............................   1,891,884     (485,028)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,683,121     (447,129)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,667,378    1,768,837
   Transfers between Variable Investment Options including guaranteed interest account, net..    (628,263)    (611,758)
   Transfers for contract benefits and terminations..........................................    (934,598)  (1,121,251)
   Contract maintenance charges..............................................................  (1,343,968)  (1,342,822)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (1,239,451)  (1,306,994)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --       14,998
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     443,670   (1,739,125)
NET ASSETS -- BEGINNING OF PERIOD............................................................  13,739,789   15,478,914
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $14,183,459  $13,739,789
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................     128,608      146,731
  Redeemed...................................................................................    (225,890)    (257,856)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (97,282)    (111,125)
                                                                                              ===========  ===========

                                                                                                 EQ/VAN KAMPEN
                                                                                                   COMSTOCK*
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 10,742  $  9,345
  Net realized gain (loss) on investments....................................................    2,461    (5,524)
  Change in unrealized appreciation (depreciation) of investments............................  116,543   (16,760)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................  129,746   (12,939)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  124,823   101,934
   Transfers between Variable Investment Options including guaranteed interest account, net..   32,354    41,406
   Transfers for contract benefits and terminations..........................................   (6,798)   (6,393)
   Contract maintenance charges..............................................................  (62,129)  (47,067)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   88,250    89,880
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       --        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  217,996    76,941
NET ASSETS -- BEGINNING OF PERIOD............................................................  657,669   580,728
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $875,665  $657,669
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................    1,126     3,239
  Redeemed...................................................................................     (374)   (2,425)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      752       814
                                                                                              ========  ========

                                                                                               EQ/WELLS FARGO OMEGA
                                                                                                      GROWTH*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $      336  $       --
  Net realized gain (loss) on investments....................................................    104,999      42,146
  Change in unrealized appreciation (depreciation) of investments............................    255,180    (147,068)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    360,515    (104,922)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    700,785     490,994
   Transfers between Variable Investment Options including guaranteed interest account, net..     83,697     351,007
   Transfers for contract benefits and terminations..........................................    (12,232)    (16,689)
   Contract maintenance charges..............................................................   (197,424)   (131,413)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    574,826     693,899
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    935,341     588,977
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,629,709   1,040,732
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,565,050  $1,629,709
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      5,057       8,641
  Redeemed...................................................................................       (930)     (3,277)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      4,127       5,364
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              FIDELITY(R) VIP ASSET
                                                                                              MANAGER PORTFOLIO
                                                                                              --------------------
                                                                                               2012       2011
                                                                                               ------     ------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  128     $  154
  Net realized gain (loss) on investments....................................................     89         58
  Change in unrealized appreciation (depreciation) of investments............................    701       (417)
                                                                                               ------     ------

  Net Increase (decrease) in net assets from operations......................................    918       (205)
                                                                                               ------     ------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      5          5
   Transfers between Variable Investment Options including guaranteed interest account, net..    413      2,046
   Transfers for contract benefits and terminations..........................................     --         --
   Contract maintenance charges..............................................................   (297)      (268)
                                                                                               ------     ------

  Net increase (decrease) in net assets from contractowners transactions.....................    121      1,783
                                                                                               ------     ------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......     --         --
                                                                                               ------     ------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,039      1,578
NET ASSETS -- BEGINNING OF PERIOD............................................................  7,361      5,783
                                                                                               ------     ------

NET ASSETS -- END OF PERIOD.................................................................. $8,400     $7,361
                                                                                               ======     ======

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................     28        141
  Redeemed...................................................................................    (21)       (18)
                                                                                               ------     ------
  Net Increase (Decrease)....................................................................      7        123
                                                                                               ======     ======
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................     --         --
  Redeemed...................................................................................     --         --
                                                                                               ------     ------
  Net Increase (Decrease)....................................................................     --         --
                                                                                               ======     ======
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................     --         --
  Redeemed...................................................................................     --         --
                                                                                               ------     ------
  Net Increase (Decrease)....................................................................     --         --
                                                                                               ======     ======

                                                                                              FIDELITY(R) VIP CONTRAFUND(R)
                                                                                                      PORTFOLIO
                                                                                              ----------------------------
                                                                                                  2012           2011
                                                                                               -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   215,418    $   142,616
  Net realized gain (loss) on investments....................................................     198,715       (978,767)
  Change in unrealized appreciation (depreciation) of investments............................   3,199,578        116,096
                                                                                               -----------    -----------

  Net Increase (decrease) in net assets from operations......................................   3,613,711       (720,055)
                                                                                               -----------    -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,206,829      2,237,630
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,731,007)      (723,710)
   Transfers for contract benefits and terminations..........................................  (1,478,804)    (1,938,160)
   Contract maintenance charges..............................................................  (1,773,246)    (1,825,349)
                                                                                               -----------    -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,776,228)    (2,249,589)
                                                                                               -----------    -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --          1,999
                                                                                               -----------    -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     837,483     (2,967,645)
NET ASSETS -- BEGINNING OF PERIOD............................................................  23,537,377     26,505,022
                                                                                               -----------    -----------

NET ASSETS -- END OF PERIOD.................................................................. $24,374,860    $23,537,377
                                                                                               ===========    ===========

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................       3,879          7,847
  Redeemed...................................................................................     (76,166)       (41,357)
                                                                                               -----------    -----------
  Net Increase (Decrease)....................................................................     (72,287)       (33,510)
                                                                                               ===========    ===========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................     121,640        144,599
  Redeemed...................................................................................    (234,908)      (263,047)
                                                                                               -----------    -----------
  Net Increase (Decrease)....................................................................    (113,268)      (118,447)
                                                                                               ===========    ===========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................       4,123          3,456
  Redeemed...................................................................................        (414)        (1,402)
                                                                                               -----------    -----------
  Net Increase (Decrease)....................................................................       3,709          2,054
                                                                                               ===========    ===========

                                                                                              FIDELITY(R) VIP GROWTH &
                                                                                               INCOME PORTFOLIO
                                                                                              -----------------------
                                                                                                2012         2011
                                                                                               --------     --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 15,656     $ 10,284
  Net realized gain (loss) on investments....................................................    1,433       (8,008)
  Change in unrealized appreciation (depreciation) of investments............................   90,956        9,775
                                                                                               --------     --------

  Net Increase (decrease) in net assets from operations......................................  108,045       12,051
                                                                                               --------     --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   77,047       57,233
   Transfers between Variable Investment Options including guaranteed interest account, net..    2,832       30,382
   Transfers for contract benefits and terminations..........................................   (2,928)      (9,056)
   Contract maintenance charges..............................................................  (30,304)     (22,227)
                                                                                               --------     --------

  Net increase (decrease) in net assets from contractowners transactions.....................   46,647       56,332
                                                                                               --------     --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       --           --
                                                                                               --------     --------

INCREASE (DECREASE) IN NET ASSETS............................................................  154,692       68,383
NET ASSETS -- BEGINNING OF PERIOD............................................................  576,656      508,273
                                                                                               --------     --------

NET ASSETS -- END OF PERIOD.................................................................. $731,348     $576,656
                                                                                               ========     ========

CHANGES IN UNITS:
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................    2,724        3,160
  Redeemed...................................................................................   (2,584)      (4,768)
                                                                                               --------     --------
  Net Increase (Decrease)....................................................................      140       (1,608)
                                                                                               ========     ========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................       --           --
  Redeemed...................................................................................       --           --
                                                                                               --------     --------
  Net Increase (Decrease)....................................................................       --           --
                                                                                               ========     ========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................      415          752
  Redeemed...................................................................................      (48)         (11)
                                                                                               --------     --------
  Net Increase (Decrease)....................................................................      367          741
                                                                                               ========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-72

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              FIDELITY(R) VIP MID
                                                                                                 CAP PORTFOLIO
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  1,540  $     50
  Net realized gain (loss) on investments....................................................   32,779     2,733
  Change in unrealized appreciation (depreciation) of investments............................    3,356   (25,572)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   37,675   (22,789)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  177,910   135,227
   Transfers between Variable Investment Options including guaranteed interest account, net..   19,943    49,274
   Transfers for contract benefits and terminations..........................................     (421)      (20)
   Contract maintenance charges..............................................................  (41,763)  (25,407)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  155,669   159,074
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  193,344   136,285
NET ASSETS -- BEGINNING OF PERIOD............................................................  214,372    78,087
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $407,716  $214,372
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................    1,642     1,778
  Redeemed...................................................................................     (242)     (345)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................    1,400     1,433
                                                                                              ========  ========

                                                                                                  FRANKLIN INCOME
                                                                                                  SECURITIES FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  421,799  $  393,003
  Net realized gain (loss) on investments....................................................   (117,526)   (201,143)
  Change in unrealized appreciation (depreciation) of investments............................    497,914     (41,044)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    802,187     150,816
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    656,710     681,075
   Transfers between Variable Investment Options including guaranteed interest account, net..   (128,861)   (329,331)
   Transfers for contract benefits and terminations..........................................   (286,960)   (781,787)
   Contract maintenance charges..............................................................   (388,481)   (414,198)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (147,592)   (844,241)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    654,595    (693,425)
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,602,695   7,296,120
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $7,257,290  $6,602,695
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................     45,212      63,100
  Redeemed...................................................................................    (54,646)   (119,588)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (9,434)    (56,488)
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                              FRANKLIN RISING DIVIDENDS
                                                                                                  SECURITIES FUND
                                                                                              ------------------------
                                                                                                 2012         2011
                                                                                              ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   21,511   $   10,321
  Net realized gain (loss) on investments....................................................     10,979       (6,719)
  Change in unrealized appreciation (depreciation) of investments............................    127,787       49,585
                                                                                              ----------   ----------

  Net Increase (decrease) in net assets from operations......................................    160,277       53,187
                                                                                              ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    503,871      280,692
   Transfers between Variable Investment Options including guaranteed interest account, net..    384,067       24,336
   Transfers for contract benefits and terminations..........................................    (27,591)     (14,616)
   Contract maintenance charges..............................................................   (119,174)     (68,082)
                                                                                              ----------   ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    741,173      222,330
                                                                                              ----------   ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    901,450      275,517
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,012,436      736,919
                                                                                              ----------   ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,913,886   $1,012,436
                                                                                              ==========   ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................     18,539       12,295
  Redeemed...................................................................................     (4,773)     (10,280)
                                                                                              ----------   ----------
  Net Increase (Decrease)....................................................................     13,766        2,015
                                                                                              ==========   ==========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------   ----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-73

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              FRANKLIN SMALL CAP
                                                                                              VALUE SECURITIES FUND
                                                                                              --------------------
                                                                                                2012        2011
                                                                                               --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    795    $   210
  Net realized gain (loss) on investments....................................................    1,654      1,073
  Change in unrealized appreciation (depreciation) of investments............................   13,574     (1,802)
                                                                                               --------   -------

  Net Increase (decrease) in net assets from operations......................................   16,023       (519)
                                                                                               --------   -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   54,422     13,651
   Transfers between Variable Investment Options including guaranteed interest account, net..   12,652     16,513
   Transfers for contract benefits and terminations..........................................      (60)        --
   Contract maintenance charges..............................................................   (8,166)    (3,981)
                                                                                               --------   -------

  Net increase (decrease) in net assets from contractowners transactions.....................   58,848     26,183
                                                                                               --------   -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       --         --
                                                                                               --------   -------

INCREASE (DECREASE) IN NET ASSETS............................................................   74,871     25,664
NET ASSETS -- BEGINNING OF PERIOD............................................................   51,471     25,807
                                                                                               --------   -------

NET ASSETS -- END OF PERIOD.................................................................. $126,342    $51,471
                                                                                               ========   =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................      627        360
  Redeemed...................................................................................      (90)      (101)
                                                                                               --------   -------
  Net Increase (Decrease)....................................................................      537        259
                                                                                               ========   =======
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                               --------   -------
  Net Increase (Decrease)....................................................................       --         --
                                                                                               ========   =======

                                                                                              FRANKLIN STRATEGIC INCOME
                                                                                                SECURITIES FUND
                                                                                              ------------------------
                                                                                                2012         2011
                                                                                               --------     --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 35,432     $ 10,534
  Net realized gain (loss) on investments....................................................      102          917
  Change in unrealized appreciation (depreciation) of investments............................   24,833       (9,794)
                                                                                               --------     --------

  Net Increase (decrease) in net assets from operations......................................   60,367        1,657
                                                                                               --------     --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  310,480      139,626
   Transfers between Variable Investment Options including guaranteed interest account, net..  154,041      121,435
   Transfers for contract benefits and terminations..........................................     (253)        (160)
   Contract maintenance charges..............................................................  (67,985)     (27,523)
                                                                                               --------     --------

  Net increase (decrease) in net assets from contractowners transactions.....................  396,283      233,378
                                                                                               --------     --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       --           --
                                                                                               --------     --------

INCREASE (DECREASE) IN NET ASSETS............................................................  456,650      235,035
NET ASSETS -- BEGINNING OF PERIOD............................................................  320,172       85,137
                                                                                               --------     --------

NET ASSETS -- END OF PERIOD.................................................................. $776,822     $320,172
                                                                                               ========     ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................    3,676        2,470
  Redeemed...................................................................................     (260)        (313)
                                                                                               --------     --------
  Net Increase (Decrease)....................................................................    3,416        2,157
                                                                                               ========     ========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................       --           --
  Redeemed...................................................................................       --           --
                                                                                               --------     --------
  Net Increase (Decrease)....................................................................       --           --
                                                                                               ========     ========

                                                                                              GOLDMAN SACHS VIT MID
                                                                                                CAP VALUE FUND
                                                                                              --------------------
                                                                                                2012       2011
                                                                                              --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  2,035   $    779
  Net realized gain (loss) on investments....................................................    2,026      3,334
  Change in unrealized appreciation (depreciation) of investments............................   23,644    (12,291)
                                                                                              --------   --------

  Net Increase (decrease) in net assets from operations......................................   27,705     (8,178)
                                                                                              --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   84,737     74,542
   Transfers between Variable Investment Options including guaranteed interest account, net..     (744)    25,717
   Transfers for contract benefits and terminations..........................................   (1,890)        --
   Contract maintenance charges..............................................................  (19,805)   (12,093)
                                                                                              --------   --------

  Net increase (decrease) in net assets from contractowners transactions.....................   62,298     88,166
                                                                                              --------   --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       22         --
                                                                                              --------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................   90,025     79,988
NET ASSETS -- BEGINNING OF PERIOD............................................................  133,847     53,859
                                                                                              --------   --------

NET ASSETS -- END OF PERIOD.................................................................. $223,872   $133,847
                                                                                              ========   ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       --         --
                                                                                              ========   ========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................      707        998
  Redeemed...................................................................................     (158)      (174)
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................      549        824
                                                                                              ========   ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-74

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              INVESCO V.I. DIVERSIFIED
                                                                                                  DIVIDEND FUND
                                                                                              -----------------------
                                                                                                 2012      2011(A)(B)
                                                                                              ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   57,487    $   (411)
  Net realized gain (loss) on investments....................................................     11,215      (2,993)
  Change in unrealized appreciation (depreciation) of investments............................    148,229      22,707
                                                                                              ----------    --------

  Net Increase (decrease) in net assets from operations......................................    216,931      19,303
                                                                                              ----------    --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     31,801      23,172
   Transfers between Variable Investment Options including guaranteed interest account, net..  2,633,339     151,329
   Transfers for contract benefits and terminations..........................................    (39,199)     (7,072)
   Contract maintenance charges..............................................................    (70,012)     (9,665)
                                                                                              ----------    --------

  Net increase (decrease) in net assets from contractowners transactions.....................  2,555,929     157,764
                                                                                              ----------    --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          3          --
                                                                                              ----------    --------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,772,863     177,067
NET ASSETS -- BEGINNING OF PERIOD............................................................    177,067          --
                                                                                              ----------    --------

NET ASSETS -- END OF PERIOD.................................................................. $2,949,930    $177,067
                                                                                              ==========    ========

CHANGES IN UNITS:
UNIT ACTIVITY SERIES I
  Issued.....................................................................................    370,168      32,784
  Redeemed...................................................................................    (15,293)     (5,033)
                                                                                              ----------    --------
  Net Increase (Decrease)....................................................................    354,875      27,751
                                                                                              ==========    ========

                                                                                              INVESCO V.I. GLOBAL
                                                                                                CORE EQUITY FUND
                                                                                              -------------------
                                                                                                2012       2011
                                                                                              --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  9,392  $  15,783
  Net realized gain (loss) on investments....................................................  (34,593)   (19,476)
  Change in unrealized appreciation (depreciation) of investments............................   78,560    (51,785)
                                                                                              --------  ---------

  Net Increase (decrease) in net assets from operations......................................   53,359    (55,478)
                                                                                              --------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   50,569     61,739
   Transfers between Variable Investment Options including guaranteed interest account, net..  (41,786)   (10,216)
   Transfers for contract benefits and terminations..........................................  (34,445)   (64,739)
   Contract maintenance charges..............................................................  (34,278)   (39,259)
                                                                                              --------  ---------

  Net increase (decrease) in net assets from contractowners transactions.....................  (59,940)   (52,475)
                                                                                              --------  ---------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       --         --
                                                                                              --------  ---------

INCREASE (DECREASE) IN NET ASSETS............................................................   (6,581)  (107,953)
NET ASSETS -- BEGINNING OF PERIOD............................................................  444,930    552,883
                                                                                              --------  ---------

NET ASSETS -- END OF PERIOD.................................................................. $438,349  $ 444,930
                                                                                              ========  =========

CHANGES IN UNITS:
UNIT ACTIVITY SERIES I
  Issued.....................................................................................    5,044      5,055
  Redeemed...................................................................................  (10,208)    (9,293)
                                                                                              --------  ---------
  Net Increase (Decrease)....................................................................   (5,164)    (4,238)
                                                                                              ========  =========

                                                                                              INVESCO V.I. GLOBAL
                                                                                               HEALTH CARE FUND
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,220) $ (1,989)
  Net realized gain (loss) on investments....................................................    6,097    (2,767)
  Change in unrealized appreciation (depreciation) of investments............................  136,097    28,551
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................  139,974    23,795
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   53,900    67,518
   Transfers between Variable Investment Options including guaranteed interest account, net..  (18,101)   13,897
   Transfers for contract benefits and terminations..........................................  (41,880)  (36,810)
   Contract maintenance charges..............................................................  (41,675)  (42,465)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  (47,756)    2,140
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       --        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   92,218    25,935
NET ASSETS -- BEGINNING OF PERIOD............................................................  679,818   653,883
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $772,036  $679,818
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY SERIES I
  Issued.....................................................................................    7,762     6,657
  Redeemed...................................................................................  (10,514)   (6,436)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................   (2,752)      221
                                                                                              ========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-75

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              INVESCO V.I. GLOBAL
                                                                                               REAL ESTATE FUND
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  2,822  $  9,266
  Net realized gain (loss) on investments....................................................    2,621     1,320
  Change in unrealized appreciation (depreciation) of investments............................  115,126   (31,592)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................  120,569   (21,006)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  334,279   160,579
   Transfers between Variable Investment Options including guaranteed interest account, net..  133,385    79,424
   Transfers for contract benefits and terminations..........................................  (14,504)      (27)
   Contract maintenance charges..............................................................  (58,683)  (22,036)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  394,477   217,940
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       52        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  515,098   196,934
NET ASSETS -- BEGINNING OF PERIOD............................................................  276,754    79,820
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $791,852  $276,754
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY SERIES II
  Issued.....................................................................................    3,714     2,562
  Redeemed...................................................................................     (420)     (618)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................    3,294     1,944
                                                                                              ========  ========

                                                                                              INVESCO V.I. INTERNATIONAL
                                                                                                  GROWTH FUND
                                                                                              -------------------------
                                                                                                2012          2011
                                                                                                --------     --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  5,588      $  1,156
  Net realized gain (loss) on investments....................................................    1,115         2,230
  Change in unrealized appreciation (depreciation) of investments............................   45,191       (16,658)
                                                                                                --------     --------

  Net Increase (decrease) in net assets from operations......................................   51,894       (13,272)
                                                                                                --------     --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  210,817       124,889
   Transfers between Variable Investment Options including guaranteed interest account, net..   74,963        57,673
   Transfers for contract benefits and terminations..........................................     (244)           (2)
   Contract maintenance charges..............................................................  (45,390)      (23,184)
                                                                                                --------     --------

  Net increase (decrease) in net assets from contractowners transactions.....................  240,146       159,376
                                                                                                --------     --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       44            --
                                                                                                --------     --------

INCREASE (DECREASE) IN NET ASSETS............................................................  292,084       146,104
NET ASSETS -- BEGINNING OF PERIOD............................................................  214,930        68,826
                                                                                                --------     --------

NET ASSETS -- END OF PERIOD.................................................................. $507,014      $214,930
                                                                                                ========     ========

CHANGES IN UNITS:
UNIT ACTIVITY SERIES II
  Issued.....................................................................................    2,484         1,736
  Redeemed...................................................................................     (293)         (266)
                                                                                                --------     --------
  Net Increase (Decrease)....................................................................    2,191         1,470
                                                                                                ========     ========

                                                                                              INVESCO V.I. MID CAP
                                                                                               CORE EQUITY FUND
                                                                                              -------------------
                                                                                                2012       2011
                                                                                              --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     --   $    45
  Net realized gain (loss) on investments....................................................      735       622
  Change in unrealized appreciation (depreciation) of investments............................    9,798    (4,105)
                                                                                              --------   -------

  Net Increase (decrease) in net assets from operations......................................   10,533    (3,438)
                                                                                              --------   -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   70,165    26,175
   Transfers between Variable Investment Options including guaranteed interest account, net..   15,107    17,741
   Transfers for contract benefits and terminations..........................................       (2)       --
   Contract maintenance charges..............................................................  (10,858)   (5,784)
                                                                                              --------   -------

  Net increase (decrease) in net assets from contractowners transactions.....................   74,412    38,132
                                                                                              --------   -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       --        --
                                                                                              --------   -------

INCREASE (DECREASE) IN NET ASSETS............................................................   84,945    34,694
NET ASSETS -- BEGINNING OF PERIOD............................................................   53,974    19,280
                                                                                              --------   -------

NET ASSETS -- END OF PERIOD.................................................................. $138,919   $53,974
                                                                                              ========   =======

CHANGES IN UNITS:
UNIT ACTIVITY SERIES II
  Issued.....................................................................................      981       461
  Redeemed...................................................................................     (252)      (95)
                                                                                              --------   -------
  Net Increase (Decrease)....................................................................      729       366
                                                                                              ========   =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-76

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              INVESCO V.I. SMALL CAP
                                                                                                 EQUITY FUND
                                                                                              ---------------------
                                                                                                2012        2011
                                                                                               --------    -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     --    $    --
  Net realized gain (loss) on investments....................................................     (351)       555
  Change in unrealized appreciation (depreciation) of investments............................   12,617     (3,450)
                                                                                               --------    -------

  Net Increase (decrease) in net assets from operations......................................   12,266     (2,895)
                                                                                               --------    -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   51,128     36,458
   Transfers between Variable Investment Options including guaranteed interest account, net..   17,040     23,079
   Transfers for contract benefits and terminations..........................................   (1,887)        --
   Contract maintenance charges..............................................................  (11,470)    (6,675)
                                                                                               --------    -------

  Net increase (decrease) in net assets from contractowners transactions.....................   54,811     52,862
                                                                                               --------    -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       --         --
                                                                                               --------    -------

INCREASE (DECREASE) IN NET ASSETS............................................................   67,077     49,967
NET ASSETS -- BEGINNING OF PERIOD............................................................   61,493     11,526
                                                                                               --------    -------

NET ASSETS -- END OF PERIOD.................................................................. $128,570    $61,493
                                                                                               ========    =======

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                               --------    -------
  Net Increase (Decrease)....................................................................       --         --
                                                                                               ========    =======
UNIT ACTIVITY SERIES I
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                               --------    -------
  Net Increase (Decrease)....................................................................       --         --
                                                                                               ========    =======
UNIT ACTIVITY SERIES II
  Issued.....................................................................................      648        610
  Redeemed...................................................................................     (172)      (148)
                                                                                               --------    -------
  Net Increase (Decrease)....................................................................      476        462
                                                                                               ========    =======

                                                                                                 INVESCO V.I.
                                                                                                TECHNOLOGY FUND
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (811) $   (297)
  Net realized gain (loss) on investments....................................................   12,361     8,813
  Change in unrealized appreciation (depreciation) of investments............................   14,810   (19,782)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   26,360   (11,266)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   28,809    28,971
   Transfers between Variable Investment Options including guaranteed interest account, net..    6,281   (32,696)
   Transfers for contract benefits and terminations..........................................  (13,964)   (2,623)
   Contract maintenance charges..............................................................  (15,083)  (15,826)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................    6,043   (22,174)
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       --        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   32,403   (33,440)
NET ASSETS -- BEGINNING OF PERIOD............................................................  243,989   277,429
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $276,392  $243,989
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................    4,383     3,189
  Redeemed...................................................................................   (3,790)   (5,012)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      593    (1,823)
                                                                                              ========  ========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

                                                                                                 IVY FUNDS VIP
                                                                                                    ENERGY
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     --  $     --
  Net realized gain (loss) on investments....................................................  (17,984)    8,871
  Change in unrealized appreciation (depreciation) of investments............................   26,956   (54,023)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................    8,972   (45,152)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  305,273   215,626
   Transfers between Variable Investment Options including guaranteed interest account, net..   21,139   115,984
   Transfers for contract benefits and terminations..........................................   (3,777)     (122)
   Contract maintenance charges..............................................................  (59,314)  (29,822)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................  263,321   301,666
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       42        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  272,335   256,514
NET ASSETS -- BEGINNING OF PERIOD............................................................  362,530   106,016
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $634,865  $362,530
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................    3,392     4,678
  Redeemed...................................................................................     (858)   (2,121)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................    2,534     2,557
                                                                                              ========  ========
UNIT ACTIVITY SERIES I
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-77

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              IVY FUNDS VIP MID CAP
                                                                                                    GROWTH
                                                                                              --------------------
                                                                                                2012       2011
                                                                                              --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     --   $  7,847
  Net realized gain (loss) on investments....................................................   51,880      3,751
  Change in unrealized appreciation (depreciation) of investments............................    7,706    (20,086)
                                                                                              --------   --------

  Net Increase (decrease) in net assets from operations......................................   59,586     (8,488)
                                                                                              --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  261,839    124,304
   Transfers between Variable Investment Options including guaranteed interest account, net..  121,222    107,541
   Transfers for contract benefits and terminations..........................................  (13,501)        --
   Contract maintenance charges..............................................................  (59,408)   (25,189)
                                                                                              --------   --------

  Net increase (decrease) in net assets from contractowners transactions.....................  310,152    206,656
                                                                                              --------   --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       63         --
                                                                                              --------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................  369,801    198,168
NET ASSETS -- BEGINNING OF PERIOD............................................................  339,292    141,124
                                                                                              --------   --------

NET ASSETS -- END OF PERIOD.................................................................. $709,093   $339,292
                                                                                              ========   ========

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................    3,055      1,945
  Redeemed...................................................................................     (578)      (217)
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................    2,477      1,728
                                                                                              ========   ========
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       --         --
                                                                                              ========   ========

                                                                                              IVY FUNDS VIP SMALL
                                                                                                  CAP GROWTH
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     --  $    517
  Net realized gain (loss) on investments....................................................    2,113     2,457
  Change in unrealized appreciation (depreciation) of investments............................    1,548   (14,513)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................    3,661   (11,539)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   89,515    66,991
   Transfers between Variable Investment Options including guaranteed interest account, net..   27,156    21,946
   Transfers for contract benefits and terminations..........................................       (5)       --
   Contract maintenance charges..............................................................  (19,800)  (10,675)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   96,866    78,262
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......        9        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  100,536    66,723
NET ASSETS -- BEGINNING OF PERIOD............................................................  104,155    37,432
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $204,691  $104,155
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................    1,052       932
  Redeemed...................................................................................     (160)     (236)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      892       696
                                                                                              ========  ========
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

                                                                                                JANUS ASPEN SERIES
                                                                                                BALANCED PORTFOLIO
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  206,398  $  167,455
  Net realized gain (loss) on investments....................................................    533,683     633,612
  Change in unrealized appreciation (depreciation) of investments............................    294,098    (676,126)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................  1,034,179     124,941
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    757,901     857,781
   Transfers between Variable Investment Options including guaranteed interest account, net..    (10,365)   (197,495)
   Transfers for contract benefits and terminations..........................................   (439,516)   (879,587)
   Contract maintenance charges..............................................................   (732,490)   (740,635)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (424,470)   (959,936)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       (198)        200
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    609,511    (834,795)
NET ASSETS -- BEGINNING OF PERIOD............................................................  7,972,396   8,807,191
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $8,581,907  $7,972,396
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................     83,128      77,750
  Redeemed...................................................................................   (105,987)   (134,628)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (22,859)    (56,878)
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-78

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 JANUS ASPEN SERIES
                                                                                                ENTERPRISE PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (44,665) $   (45,447)
  Net realized gain (loss) on investments....................................................     713,689      654,278
  Change in unrealized appreciation (depreciation) of investments............................   1,235,107     (824,662)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,904,131     (215,831)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     874,564      992,057
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,726,003)    (404,284)
   Transfers for contract benefits and terminations..........................................    (886,547)    (706,496)
   Contract maintenance charges..............................................................    (872,314)    (910,962)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,610,300)  (1,029,685)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --       10,000
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    (706,169)  (1,235,516)
NET ASSETS -- BEGINNING OF PERIOD............................................................  12,321,372   13,556,888
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $11,615,203  $12,321,372
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................     112,200      109,684
  Redeemed...................................................................................    (370,500)    (209,885)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (258,300)    (100,201)
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                              JANUS ASPEN SERIES FORTY
                                                                                                      PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    50,754  $     7,030
  Net realized gain (loss) on investments....................................................     978,156      453,868
  Change in unrealized appreciation (depreciation) of investments............................   2,345,905   (1,618,520)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   3,374,815   (1,157,622)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,010,526    1,185,923
   Transfers between Variable Investment Options including guaranteed interest account, net..  (3,938,399)    (624,049)
   Transfers for contract benefits and terminations..........................................    (845,628)    (847,572)
   Contract maintenance charges..............................................................    (930,298)    (980,287)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (4,703,799)  (1,265,985)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,328,984)  (2,423,607)
NET ASSETS -- BEGINNING OF PERIOD............................................................  15,177,049   17,600,656
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $13,848,065  $15,177,049
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................      69,064       86,560
  Redeemed...................................................................................    (423,973)    (174,019)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (354,909)     (87,459)
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................      15,094       16,298
  Redeemed...................................................................................     (27,128)     (25,604)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (12,034)      (9,306)
                                                                                              ===========  ===========

                                                                                                 JANUS ASPEN SERIES
                                                                                                 OVERSEAS PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    19,975  $    14,999
  Net realized gain (loss) on investments....................................................    (350,352)     (94,159)
  Change in unrealized appreciation (depreciation) of investments............................     824,048   (2,811,531)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................     493,671   (2,890,691)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     462,896      528,107
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,964,431)    (237,019)
   Transfers for contract benefits and terminations..........................................    (316,813)    (656,321)
   Contract maintenance charges..............................................................    (240,772)    (362,779)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,059,120)    (728,012)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (1,565,449)  (3,618,703)
NET ASSETS -- BEGINNING OF PERIOD............................................................   5,820,845    9,439,548
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $ 4,255,396  $ 5,820,845
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................       1,077        3,855
  Redeemed...................................................................................    (102,290)     (15,831)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................    (101,213)     (11,976)
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................      21,429       23,795
  Redeemed...................................................................................     (35,861)     (39,691)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (14,432)     (15,896)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-79

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                              JANUS ASPEN SERIES PERKINS
                                                                                              MID CAP VALUE PORTFOLIO
                                                                                              -------------------------
                                                                                                 2012          2011
                                                                                               ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   14,867    $    7,984
  Net realized gain (loss) on investments....................................................     51,481       (15,499)
  Change in unrealized appreciation (depreciation) of investments............................    127,579       (30,861)
                                                                                               ----------   ----------

  Net Increase (decrease) in net assets from operations......................................    193,927       (38,376)
                                                                                               ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      9,969        15,750
   Transfers between Variable Investment Options including guaranteed interest account, net..  1,018,712         5,400
   Transfers for contract benefits and terminations..........................................    (13,284)      (14,777)
   Contract maintenance charges..............................................................   (189,725)     (149,891)
                                                                                               ----------   ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    825,672      (143,518)
                                                                                               ----------   ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --            --
                                                                                               ----------   ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,019,599      (181,894)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,268,500     1,450,394
                                                                                               ----------   ----------

NET ASSETS--END OF PERIOD.................................................................... $2,288,099    $1,268,500
                                                                                               ==========   ==========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................         --            --
  Redeemed...................................................................................         --            --
                                                                                               ----------   ----------
  Net Increase (Decrease)....................................................................         --            --
                                                                                               ==========   ==========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................     60,219         1,195
  Redeemed...................................................................................    (13,812)       (9,270)
                                                                                               ----------   ----------
  Net Increase (Decrease)....................................................................     46,407        (8,075)
                                                                                               ==========   ==========

                                                                                                 JANUS ASPEN SERIES
                                                                                                WORLDWIDE PORTFOLIO
                                                                                              -----------------------
                                                                                                 2012         2011
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   40,485  $    14,566
  Net realized gain (loss) on investments....................................................   (391,577)     (93,879)
  Change in unrealized appreciation (depreciation) of investments............................  2,029,953   (1,433,752)
                                                                                              ----------  -----------

  Net Increase (decrease) in net assets from operations......................................  1,678,861   (1,513,065)
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,013,893    1,116,928
   Transfers between Variable Investment Options including guaranteed interest account, net..   (277,472)    (548,016)
   Transfers for contract benefits and terminations..........................................   (754,802)    (661,590)
   Contract maintenance charges..............................................................   (839,984)    (909,163)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (858,365)  (1,001,841)
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --        5,000
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    820,496   (2,509,906)
NET ASSETS -- BEGINNING OF PERIOD............................................................  8,976,896   11,486,802
                                                                                              ----------  -----------

NET ASSETS--END OF PERIOD.................................................................... $9,797,392  $ 8,976,896
                                                                                              ==========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................    142,683      144,202
  Redeemed...................................................................................   (250,077)    (266,121)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................   (107,394)    (121,919)
                                                                                              ==========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========

                                                                                                LAZARD RETIREMENT
                                                                                                 EMERGING MARKETS
                                                                                                 EQUITY PORTFOLIO
                                                                                              ---------------------
                                                                                                 2012        2011
                                                                                              ----------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   29,128  $  19,634
  Net realized gain (loss) on investments....................................................     10,370      2,767
  Change in unrealized appreciation (depreciation) of investments............................    226,965   (170,948)
                                                                                              ----------  ---------

  Net Increase (decrease) in net assets from operations......................................    266,463   (148,547)
                                                                                              ----------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    784,619    531,446
   Transfers between Variable Investment Options including guaranteed interest account, net..    156,961    273,968
   Transfers for contract benefits and terminations..........................................    (19,892)    (2,450)
   Contract maintenance charges..............................................................   (165,875)   (92,986)
                                                                                              ----------  ---------

  Net increase (decrease) in net assets from contractowners transactions.....................    755,813    709,978
                                                                                              ----------  ---------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --         --
                                                                                              ----------  ---------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,022,276    561,431
NET ASSETS -- BEGINNING OF PERIOD............................................................    915,349    353,918
                                                                                              ----------  ---------

NET ASSETS--END OF PERIOD.................................................................... $1,937,625  $ 915,349
                                                                                              ==========  =========

CHANGES IN UNITS:
UNIT ACTIVITY INSTITUTIONAL SHARES
  Issued.....................................................................................         --         --
  Redeemed...................................................................................         --         --
                                                                                              ----------  ---------
  Net Increase (Decrease)....................................................................         --         --
                                                                                              ==========  =========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................      8,168      7,411
  Redeemed...................................................................................       (976)      (726)
                                                                                              ----------  ---------
  Net Increase (Decrease)....................................................................      7,192      6,685
                                                                                              ==========  =========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-80

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              MFS(R) INTERNATIONAL
                                                                                                VALUE PORTFOLIO
                                                                                              ------------------
                                                                                                2012       2011
                                                                                              --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  9,456   $  3,154
  Net realized gain (loss) on investments....................................................    9,938      4,572
  Change in unrealized appreciation (depreciation) of investments............................   72,063    (17,767)
                                                                                              --------   --------

  Net Increase (decrease) in net assets from operations......................................   91,457    (10,041)
                                                                                              --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  341,496    194,678
   Transfers between Variable Investment Options including guaranteed interest account, net..   99,877     71,358
   Transfers for contract benefits and terminations..........................................  (18,095)       (26)
   Contract maintenance charges..............................................................  (62,551)   (29,803)
                                                                                              --------   --------

  Net increase (decrease) in net assets from contractowners transactions.....................  360,727    236,207
                                                                                              --------   --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       18         --
                                                                                              --------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................  452,202    226,166
NET ASSETS -- BEGINNING OF PERIOD............................................................  394,394    168,228
                                                                                              --------   --------

NET ASSETS -- END OF PERIOD.................................................................. $846,596   $394,394
                                                                                              ========   ========

CHANGES IN UNITS:
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................    3,805      3,279
  Redeemed...................................................................................     (605)    (1,095)
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................    3,200      2,184
                                                                                              ========   ========

                                                                                              MFS(R) INVESTORS
                                                                                              GROWTH STOCK SERIES
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              -------   -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    99   $    40
  Net realized gain (loss) on investments....................................................   2,557       115
  Change in unrealized appreciation (depreciation) of investments............................   2,580      (415)
                                                                                              -------   -------

  Net Increase (decrease) in net assets from operations......................................   5,236      (260)
                                                                                              -------   -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  34,990    15,199
   Transfers between Variable Investment Options including guaranteed interest account, net..  14,828     4,025
   Transfers for contract benefits and terminations..........................................    (755)       --
   Contract maintenance charges..............................................................  (6,050)   (2,172)
                                                                                              -------   -------

  Net increase (decrease) in net assets from contractowners transactions.....................  43,013    17,052
                                                                                              -------   -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......      14        --
                                                                                              -------   -------

INCREASE (DECREASE) IN NET ASSETS............................................................  48,263    16,792
NET ASSETS -- BEGINNING OF PERIOD............................................................  20,209     3,417
                                                                                              -------   -------

NET ASSETS -- END OF PERIOD.................................................................. $68,472   $20,209
                                                                                              =======   =======

CHANGES IN UNITS:
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................     388       165
  Redeemed...................................................................................     (25)       (7)
                                                                                              -------   -------
  Net Increase (Decrease)....................................................................     363       158
                                                                                              =======   =======

                                                                                              MFS(R) INVESTORS TRUST
                                                                                                   SERIES
                                                                                              ---------------------
                                                                                                2012        2011
                                                                                               -------     -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   226     $   108
  Net realized gain (loss) on investments....................................................     645         130
  Change in unrealized appreciation (depreciation) of investments............................   3,418        (452)
                                                                                               -------     -------

  Net Increase (decrease) in net assets from operations......................................   4,289        (214)
                                                                                               -------     -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  21,599      10,846
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,563       6,804
   Transfers for contract benefits and terminations..........................................      --          --
   Contract maintenance charges..............................................................  (5,105)     (2,671)
                                                                                               -------     -------

  Net increase (decrease) in net assets from contractowners transactions.....................  18,057      14,979
                                                                                               -------     -------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......      --          --
                                                                                               -------     -------

INCREASE (DECREASE) IN NET ASSETS............................................................  22,346      14,765
NET ASSETS -- BEGINNING OF PERIOD............................................................  15,988       1,223
                                                                                               -------     -------

NET ASSETS -- END OF PERIOD.................................................................. $38,334     $15,988
                                                                                               =======     =======

CHANGES IN UNITS:
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................     243         263
  Redeemed...................................................................................     (80)       (116)
                                                                                               -------     -------
  Net Increase (Decrease)....................................................................     163         147
                                                                                               =======     =======

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-81

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 MFS(R) UTILITIES
                                                                                                      SERIES
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   99,033  $   42,087
  Net realized gain (loss) on investments....................................................      2,351     (28,724)
  Change in unrealized appreciation (depreciation) of investments............................     85,565      87,140
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    186,949     100,503
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    133,447     137,780
   Transfers between Variable Investment Options including guaranteed interest account, net..     67,669     (32,335)
   Transfers for contract benefits and terminations..........................................   (172,942)   (170,680)
   Contract maintenance charges..............................................................    (77,488)    (82,946)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    (49,314)   (148,181)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          2          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    137,637     (47,678)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,458,008   1,505,686
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,595,645  $1,458,008
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................      9,368       6,725
  Redeemed...................................................................................    (11,051)    (11,476)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (1,683)     (4,751)
                                                                                              ==========  ==========

                                                                                                   MULTIMANAGER
                                                                                                AGGRESSIVE EQUITY*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    4,183  $       --
  Net realized gain (loss) on investments....................................................     10,739      (5,325)
  Change in unrealized appreciation (depreciation) of investments............................    195,955     (93,576)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    210,877     (98,901)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    394,494     355,279
   Transfers between Variable Investment Options including guaranteed interest account, net..    (70,201)    (62,577)
   Transfers for contract benefits and terminations..........................................    (18,616)    (23,376)
   Contract maintenance charges..............................................................   (190,461)   (171,548)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    115,216      97,778
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          1         (20)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    326,094      (1,143)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,446,125   1,447,268
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,772,219  $1,446,125
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      2,537       3,826
  Redeemed...................................................................................     (1,247)     (2,729)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      1,290       1,097
                                                                                              ==========  ==========
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                    MULTIMANAGER
                                                                                                     CORE BOND*
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   202,792  $  244,147
  Net realized gain (loss) on investments....................................................     513,783     321,070
  Change in unrealized appreciation (depreciation) of investments............................    (213,115)    (48,768)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................     503,460     516,449
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     637,114     431,866
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,369,254      14,151
   Transfers for contract benefits and terminations..........................................    (125,369)   (171,813)
   Contract maintenance charges..............................................................    (564,116)   (480,282)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   1,316,883    (206,078)
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --          --
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,820,343     310,371
NET ASSETS -- BEGINNING OF PERIOD............................................................   8,913,354   8,602,983
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $10,733,697  $8,913,354
                                                                                              ===========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................      97,246       1,848
  Redeemed...................................................................................     (33,393)    (39,747)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................      63,853     (37,899)
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       3,409       2,540
  Redeemed...................................................................................        (723)       (818)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................       2,686       1,722
                                                                                              ===========  ==========
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                                   MULTIMANAGER
                                                                                               INTERNATIONAL EQUITY*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   19,514  $   20,856
  Net realized gain (loss) on investments....................................................    (36,310)    (73,653)
  Change in unrealized appreciation (depreciation) of investments............................    229,851    (178,839)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    213,055    (231,636)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    297,864     323,439
   Transfers between Variable Investment Options including guaranteed interest account, net..     27,385      (2,130)
   Transfers for contract benefits and terminations..........................................    (35,380)    (72,740)
   Contract maintenance charges..............................................................   (151,521)   (142,320)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    138,348     106,249
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    351,403    (125,387)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,087,595   1,212,982
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,438,998  $1,087,595
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      1,253       1,268
  Redeemed...................................................................................       (406)       (684)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        847         584
                                                                                              ==========  ==========

                                                                                                 MULTIMANAGER
                                                                                                LARGE CAP CORE
                                                                                                    EQUITY*
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  1,703  $    832
  Net realized gain (loss) on investments....................................................    3,244       749
  Change in unrealized appreciation (depreciation) of investments............................   31,016   (20,088)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   35,963   (18,507)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   36,084    42,064
   Transfers between Variable Investment Options including guaranteed interest account, net..   (4,445)    2,367
   Transfers for contract benefits and terminations..........................................     (707)   (1,734)
   Contract maintenance charges..............................................................  (21,185)  (18,076)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................    9,747    24,621
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   45,710     6,114
NET ASSETS -- BEGINNING OF PERIOD............................................................  244,540   238,426
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $290,250  $244,540
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      127     1,051
  Redeemed...................................................................................      (64)     (885)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       63       166
                                                                                              ========  ========

                                                                                                    MULTIMANAGER
                                                                                                  LARGE CAP VALUE*
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    15,848  $   61,961
  Net realized gain (loss) on investments....................................................    (222,189)    (49,528)
  Change in unrealized appreciation (depreciation) of investments............................     684,152    (294,749)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................     477,811    (282,316)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     245,096     285,548
   Transfers between Variable Investment Options including guaranteed interest account, net..  (3,972,724)     (7,663)
   Transfers for contract benefits and terminations..........................................      (9,895)   (135,645)
   Contract maintenance charges..............................................................    (220,885)   (283,910)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (3,958,408)   (141,670)
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  (3,480,597)   (423,986)
NET ASSETS -- BEGINNING OF PERIOD............................................................   4,813,225   5,237,211
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 1,332,628  $4,813,225
                                                                                              ===========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Redeemed...................................................................................    (472,223)    (25,510)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................    (472,223)    (25,510)
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         711       2,056
  Redeemed...................................................................................        (491)     (1,709)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................         220         347
                                                                                              ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              MULTIMANAGER MID CAP
                                                                                                    GROWTH*
                                                                                              ------------------
                                                                                                2012       2011
                                                                                              --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     --   $     --
  Net realized gain (loss) on investments....................................................    3,635      4,737
  Change in unrealized appreciation (depreciation) of investments............................   69,933    (46,875)
                                                                                              --------   --------

  Net Increase (decrease) in net assets from operations......................................   73,568    (42,138)
                                                                                              --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  148,483    136,684
   Transfers between Variable Investment Options including guaranteed interest account, net..    4,717     (4,789)
   Transfers for contract benefits and terminations..........................................  (12,771)    (7,059)
   Contract maintenance charges..............................................................  (67,210)   (55,579)
                                                                                              --------   --------

  Net increase (decrease) in net assets from contractowners transactions.....................   73,219     69,257
                                                                                              --------   --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       --         --
                                                                                              --------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................  146,787     27,119
NET ASSETS -- BEGINNING OF PERIOD............................................................  452,945    425,826
                                                                                              --------   --------

NET ASSETS -- END OF PERIOD.................................................................. $599,732   $452,945
                                                                                              ========   ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       --         --
                                                                                              ========   ========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      491        508
  Redeemed...................................................................................     (140)      (188)
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................      351        320
                                                                                              ========   ========

                                                                                                   MULTIMANAGER
                                                                                                  MID CAP VALUE*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    4,262  $      199
  Net realized gain (loss) on investments....................................................     27,601      22,867
  Change in unrealized appreciation (depreciation) of investments............................    115,738    (170,862)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    147,601    (147,796)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    176,920     200,941
   Transfers between Variable Investment Options including guaranteed interest account, net..        500       5,356
   Transfers for contract benefits and terminations..........................................    (13,371)    (21,052)
   Contract maintenance charges..............................................................    (98,707)    (90,709)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................     65,342      94,536
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          2          13
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    212,945     (53,247)
NET ASSETS -- BEGINNING OF PERIOD............................................................    960,325   1,013,572
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,173,270  $  960,325
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        829       2,849
  Redeemed...................................................................................       (416)     (2,301)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        413         548
                                                                                              ==========  ==========

                                                                                                MULTIMANAGER MULTI-
                                                                                                   SECTOR BOND*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   58,022  $   95,568
  Net realized gain (loss) on investments....................................................    (47,612)   (139,513)
  Change in unrealized appreciation (depreciation) of investments............................    120,542     162,978
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    130,952     119,033
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    468,738     480,917
   Transfers between Variable Investment Options including guaranteed interest account, net..    (70,490)    (15,840)
   Transfers for contract benefits and terminations..........................................    (78,535)   (143,817)
   Contract maintenance charges..............................................................   (237,322)   (232,331)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................     82,391      88,929
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    213,343     207,962
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,515,651   2,307,689
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,728,994  $2,515,651
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS A
  Issued.....................................................................................     12,466      17,266
  Redeemed...................................................................................    (15,216)    (18,412)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................     (2,750)     (1,146)
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      1,541       2,036
  Redeemed...................................................................................       (628)     (1,198)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        913         838
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-84

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    MULTIMANAGER
                                                                                                  SMALL CAP GROWTH*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (35,633) $   (40,504)
  Net realized gain (loss) on investments....................................................    (177,439)    (311,916)
  Change in unrealized appreciation (depreciation) of investments............................   1,342,784   (1,678,064)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,129,712   (2,030,484)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,338,751    1,390,257
   Transfers between Variable Investment Options including guaranteed interest account, net..    (448,584)    (530,796)
   Transfers for contract benefits and terminations..........................................    (666,681)    (704,112)
   Contract maintenance charges..............................................................    (988,793)  (1,066,519)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................    (765,307)    (911,170)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --       19,998
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     364,405   (2,921,656)
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,478,409   13,400,065
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $10,842,814  $10,478,409
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      88,715       89,756
  Redeemed...................................................................................    (143,940)    (153,827)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................     (55,225)     (64,071)
                                                                                              ===========  ===========

                                                                                                 MULTIMANAGER
                                                                                               SMALL CAP VALUE*
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  3,240  $    343
  Net realized gain (loss) on investments....................................................   20,434    13,187
  Change in unrealized appreciation (depreciation) of investments............................   57,146   (56,844)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   80,820   (43,314)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   92,382    90,245
   Transfers between Variable Investment Options including guaranteed interest account, net..      348   (35,390)
   Transfers for contract benefits and terminations..........................................  (19,388)   (2,139)
   Contract maintenance charges..............................................................  (43,614)  (39,737)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   29,728    12,979
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       --        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  110,548   (30,335)
NET ASSETS -- BEGINNING OF PERIOD............................................................  461,560   491,895
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $572,108  $461,560
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      396       525
  Redeemed...................................................................................     (242)     (449)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      154        76
                                                                                              ========  ========

                                                                                                   MULTIMANAGER
                                                                                                    TECHNOLOGY*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $       --  $       --
  Net realized gain (loss) on investments....................................................      9,781      14,627
  Change in unrealized appreciation (depreciation) of investments............................    170,251     (79,656)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    180,032     (65,029)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    575,828     443,135
   Transfers between Variable Investment Options including guaranteed interest account, net..     (1,232)    (56,385)
   Transfers for contract benefits and terminations..........................................    (18,642)    (17,198)
   Contract maintenance charges..............................................................   (199,423)   (155,379)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    356,531     214,173
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    536,563     149,144
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,311,363   1,162,219
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,847,926  $1,311,363
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS B
  Issued.....................................................................................      1,881       1,756
  Redeemed...................................................................................       (326)       (752)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................      1,555       1,004
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisor Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 MUTUAL SHARES
                                                                                                SECURITIES FUND
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  3,087  $  2,351
  Net realized gain (loss) on investments....................................................      825       460
  Change in unrealized appreciation (depreciation) of investments............................   14,945    (7,057)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   18,857    (4,246)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   68,138    63,185
   Transfers between Variable Investment Options including guaranteed interest account, net..  (11,376)    8,507
   Transfers for contract benefits and terminations..........................................   (5,137)      (14)
   Contract maintenance charges..............................................................  (12,953)   (8,913)
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................   38,672    62,765
                                                                                              --------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......        6        46
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   57,535    58,565
NET ASSETS -- BEGINNING OF PERIOD............................................................  116,197    57,632
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD.................................................................. $173,732  $116,197
                                                                                              ========  ========

CHANGES IN UNITS:
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................      571       992
  Redeemed...................................................................................     (219)     (412)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................      352       580
                                                                                              ========  ========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................       --        --
  Redeemed...................................................................................       --        --
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       --        --
                                                                                              ========  ========

                                                                                                OPPENHEIMER GLOBAL
                                                                                                SECURITIES FUND/VA
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   30,627  $   13,464
  Net realized gain (loss) on investments....................................................     (8,358)    (83,034)
  Change in unrealized appreciation (depreciation) of investments............................    344,271     (98,402)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    366,540    (167,972)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    235,929     247,973
   Transfers between Variable Investment Options including guaranteed interest account, net..    (50,423)   (103,131)
   Transfers for contract benefits and terminations..........................................   (105,150)   (115,374)
   Contract maintenance charges..............................................................   (101,984)   (105,731)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    (21,628)    (76,263)
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......        163          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    345,075    (244,235)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,777,507   2,021,742
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,122,582  $1,777,507
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................     12,575      14,180
  Redeemed...................................................................................    (13,470)    (17,743)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................       (895)     (3,563)
                                                                                              ==========  ==========

                                                                                              PIMCO VARIABLE INSURANCE
                                                                                              TRUST COMMODITYREALRETURN(R)
                                                                                              STRATEGY PORTFOLIO
                                                                                              ---------------------------
                                                                                                2012           2011
                                                                                                --------       --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 11,165       $ 26,584
  Net realized gain (loss) on investments....................................................    2,735          4,526
  Change in unrealized appreciation (depreciation) of investments............................    3,263        (56,573)
                                                                                                --------       --------

  Net Increase (decrease) in net assets from operations......................................   17,163        (25,463)
                                                                                                --------       --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  245,592        175,737
   Transfers between Variable Investment Options including guaranteed interest account, net..   96,086         48,941
   Transfers for contract benefits and terminations..........................................  (16,256)          (220)
   Contract maintenance charges..............................................................  (54,654)       (24,820)
                                                                                                --------       --------

  Net increase (decrease) in net assets from contractowners transactions.....................  270,768        199,638
                                                                                                --------       --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       11             --
                                                                                                --------       --------

INCREASE (DECREASE) IN NET ASSETS............................................................  287,942        174,175
NET ASSETS -- BEGINNING OF PERIOD............................................................  285,096        110,921
                                                                                                --------       --------

NET ASSETS -- END OF PERIOD.................................................................. $573,038       $285,096
                                                                                                ========       ========

CHANGES IN UNITS:
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................    2,903          2,458
  Redeemed...................................................................................     (639)          (868)
                                                                                                --------       --------
  Net Increase (Decrease)....................................................................    2,264          1,590
                                                                                                ========       ========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       --             --
  Redeemed...................................................................................       --             --
                                                                                                --------       --------
  Net Increase (Decrease)....................................................................       --             --
                                                                                                ========       ========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................       --             --
  Redeemed...................................................................................       --             --
                                                                                                --------       --------
  Net Increase (Decrease)....................................................................       --             --
                                                                                                ========       ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              PIMCO VARIABLE INSURANCE
                                                                                                 TRUST GLOBAL BOND
                                                                                               PORTFOLIO (UNHEDGED)
                                                                                              ----------------------
                                                                                                 2012         2011
                                                                                              ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   49,978   $   82,830
  Net realized gain (loss) on investments....................................................    333,105      178,584
  Change in unrealized appreciation (depreciation) of investments............................   (137,141)      (4,504)
                                                                                              ----------   ----------

  Net Increase (decrease) in net assets from operations......................................    245,942      256,910
                                                                                              ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    338,241      325,804
   Transfers between Variable Investment Options including guaranteed interest account, net..    153,315      129,881
   Transfers for contract benefits and terminations..........................................   (155,137)    (361,646)
   Contract maintenance charges..............................................................   (260,951)    (242,474)
                                                                                              ----------   ----------

  Net increase (decrease) in net assets from contractowners transactions.....................     75,468     (148,435)
                                                                                              ----------   ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         --           --
                                                                                              ----------   ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    321,410      108,475
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,698,575    3,590,100
                                                                                              ----------   ----------

NET ASSETS -- END OF PERIOD.................................................................. $4,019,985   $3,698,575
                                                                                              ==========   ==========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued.....................................................................................     45,243       39,888
  Redeemed...................................................................................    (41,703)     (46,515)
                                                                                              ----------   ----------
  Net Increase (Decrease)....................................................................      3,540       (6,627)
                                                                                              ==========   ==========
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------   ----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========   ==========

                                                                                              PIMCO VARIABLE INSURANCE
                                                                                                TRUST REAL RETURN
                                                                                                    PORTFOLIO
                                                                                              -----------------------
                                                                                                 2012         2011
                                                                                               ----------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   10,439    $  7,447
  Net realized gain (loss) on investments....................................................     85,578      18,263
  Change in unrealized appreciation (depreciation) of investments............................    (11,574)     17,831
                                                                                               ----------   --------

  Net Increase (decrease) in net assets from operations......................................     84,443      43,541
                                                                                               ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    730,620     241,335
   Transfers between Variable Investment Options including guaranteed interest account, net..    302,186     141,993
   Transfers for contract benefits and terminations..........................................    (15,339)       (837)
   Contract maintenance charges..............................................................   (127,000)    (49,191)
                                                                                               ----------   --------

  Net increase (decrease) in net assets from contractowners transactions.....................    890,467     333,300
                                                                                               ----------   --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......        452          48
                                                                                               ----------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................    975,362     376,889
NET ASSETS -- BEGINNING OF PERIOD............................................................    642,989     266,100
                                                                                               ----------   --------

NET ASSETS -- END OF PERIOD.................................................................. $1,618,351    $642,989
                                                                                               ==========   ========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                               ----------   --------
  Net Increase (Decrease)....................................................................         --          --
                                                                                               ==========   ========
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................      7,966       4,427
  Redeemed...................................................................................       (752)     (1,476)
                                                                                               ----------   --------
  Net Increase (Decrease)....................................................................      7,214       2,951
                                                                                               ==========   ========

                                                                                              PIMCO VARIABLE INSURANCE
                                                                                                TRUST TOTAL RETURN
                                                                                                     PORTFOLIO
                                                                                              ----------------------
                                                                                                 2012         2011
                                                                                              ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   52,886   $   32,291
  Net realized gain (loss) on investments....................................................     49,963       18,302
  Change in unrealized appreciation (depreciation) of investments............................     82,166       (9,867)
                                                                                              ----------   ----------

  Net Increase (decrease) in net assets from operations......................................    185,015       40,726
                                                                                              ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    901,786      610,152
   Transfers between Variable Investment Options including guaranteed interest account, net..    331,342      180,971
   Transfers for contract benefits and terminations..........................................    (15,779)        (417)
   Contract maintenance charges..............................................................   (289,040)    (179,252)
                                                                                              ----------   ----------

  Net increase (decrease) in net assets from contractowners transactions.....................    928,309      611,454
                                                                                              ----------   ----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......        427           60
                                                                                              ----------   ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,113,751      652,240
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,604,793      952,553
                                                                                              ----------   ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,718,544   $1,604,793
                                                                                              ==========   ==========

CHANGES IN UNITS:
UNIT ACTIVITY ADMINISTRATIVE CLASS
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------   ----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========   ==========
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................      9,927        8,834
  Redeemed...................................................................................     (1,823)      (3,121)
                                                                                              ----------   ----------
  Net Increase (Decrease)....................................................................      8,104        5,713
                                                                                              ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-87

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              T. ROWE PRICE EQUITY
                                                                                              INCOME PORTFOLIO - II
                                                                                              --------------------
                                                                                                2012       2011
                                                                                              --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  4,041   $  1,414
  Net realized gain (loss) on investments....................................................    1,360        307
  Change in unrealized appreciation (depreciation) of investments............................   23,184     (1,439)
                                                                                              --------   --------

  Net Increase (decrease) in net assets from operations......................................   28,585        282
                                                                                              --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   97,711     58,843
   Transfers between Variable Investment Options including guaranteed interest account, net..   48,869     66,952
   Transfers for contract benefits and terminations..........................................     (168)       (14)
   Contract maintenance charges..............................................................  (21,651)   (11,959)
                                                                                              --------   --------

  Net increase (decrease) in net assets from contractowners transactions.....................  124,761    113,822
                                                                                              --------   --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......       --         --
                                                                                              --------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................  153,346    114,104
NET ASSETS -- BEGINNING OF PERIOD............................................................  130,313     16,209
                                                                                              --------   --------

NET ASSETS -- END OF PERIOD.................................................................. $283,659   $130,313
                                                                                              ========   ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS II
  Issued.....................................................................................    1,224      1,416
  Redeemed...................................................................................     (118)      (291)
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................    1,106      1,125
                                                                                              ========   ========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       --         --
                                                                                              ========   ========

                                                                                                TEMPLETON DEVELOPING
                                                                                               MARKETS SECURITIES FUND
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   216,116  $     2,088
  Net realized gain (loss) on investments....................................................     (16,929)        (763)
  Change in unrealized appreciation (depreciation) of investments............................   1,741,359     (490,397)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,940,546     (489,072)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     244,615   15,036,690
   Transfers between Variable Investment Options including guaranteed interest account, net..      67,152       27,250
   Transfers for contract benefits and terminations..........................................         (28)          --
   Contract maintenance charges..............................................................    (236,980)     (73,157)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................      74,759   14,990,783
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......           9           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   2,015,314   14,501,711
NET ASSETS -- BEGINNING OF PERIOD............................................................  14,671,139      169,428
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $16,686,453  $14,671,139
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS II
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       2,983      153,353
  Redeemed...................................................................................      (2,204)      (1,406)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         779      151,947
                                                                                              ===========  ===========

                                                                                                TEMPLETON GLOBAL BOND
                                                                                                   SECURITIES FUND
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 1,058,297  $    38,368
  Net realized gain (loss) on investments....................................................      13,480        6,559
  Change in unrealized appreciation (depreciation) of investments............................   1,261,618     (314,782)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   2,333,395     (269,855)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     780,731   14,988,526
   Transfers between Variable Investment Options including guaranteed interest account, net..     222,555      255,095
   Transfers for contract benefits and terminations..........................................     (21,116)        (517)
   Contract maintenance charges..............................................................    (375,663)    (142,585)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................     606,507   15,100,519
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   2,939,902   14,830,664
NET ASSETS -- BEGINNING OF PERIOD............................................................  15,250,913      420,249
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $18,190,815  $15,250,913
                                                                                              ===========  ===========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS II
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       8,944      143,471
  Redeemed...................................................................................      (3,590)      (1,172)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       5,354      142,299
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-88

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              TEMPLETON GROWTH
                                                                                               SECURITIES FUND
                                                                                              ----------------
                                                                                                2012     2011
                                                                                              -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   931  $   320
  Net realized gain (loss) on investments....................................................    (576)  (1,582)
  Change in unrealized appreciation (depreciation) of investments............................  11,227   (1,298)
                                                                                              -------  -------

  Net Increase (decrease) in net assets from operations......................................  11,582   (2,560)
                                                                                              -------  -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  44,512   17,049
   Transfers between Variable Investment Options including guaranteed interest account, net..  14,266      124
   Transfers for contract benefits and terminations..........................................    (971)      --
   Contract maintenance charges..............................................................  (4,830)  (2,406)
                                                                                              -------  -------

  Net increase (decrease) in net assets from contractowners transactions.....................  52,977   14,767
                                                                                              -------  -------

INCREASE (DECREASE) IN NET ASSETS............................................................  64,559   12,207
NET ASSETS -- BEGINNING OF PERIOD............................................................  24,935   12,728
                                                                                              -------  -------

NET ASSETS -- END OF PERIOD.................................................................. $89,494  $24,935
                                                                                              =======  =======

CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
  Issued.....................................................................................      --       --
  Redeemed...................................................................................      --       --
                                                                                              -------  -------
  Net Increase (Decrease)....................................................................      --       --
                                                                                              =======  =======
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................     547      309
  Redeemed...................................................................................     (43)    (174)
                                                                                              -------  -------
  Net Increase (Decrease)....................................................................     504      135
                                                                                              =======  =======
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................      --       --
  Redeemed...................................................................................      --       --
                                                                                              -------  -------
  Net Increase (Decrease)....................................................................      --       --
                                                                                              =======  =======

                                                                                              UIF EMERGING MARKETS
                                                                                                DEBT PORTFOLIO
                                                                                              ------------------
                                                                                                2012       2011
                                                                                              --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     --   $  5,797
  Net realized gain (loss) on investments....................................................    5,721      7,576
  Change in unrealized appreciation (depreciation) of investments............................   24,323     (1,231)
                                                                                              --------   --------

  Net Increase (decrease) in net assets from operations......................................   30,044     12,142
                                                                                              --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   12,009     10,513
   Transfers between Variable Investment Options including guaranteed interest account, net..    7,585     18,756
   Transfers for contract benefits and terminations..........................................   (1,339)   (35,026)
   Contract maintenance charges..............................................................   (2,329)    (4,065)
                                                                                              --------   --------

  Net increase (decrease) in net assets from contractowners transactions.....................   15,926     (9,822)
                                                                                              --------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................   45,970      2,320
NET ASSETS -- BEGINNING OF PERIOD............................................................  162,839    160,519
                                                                                              --------   --------

NET ASSETS -- END OF PERIOD.................................................................. $208,809   $162,839
                                                                                              ========   ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
  Issued.....................................................................................      718      1,268
  Redeemed...................................................................................     (151)    (1,627)
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................      567       (359)
                                                                                              ========   ========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       --         --
                                                                                              ========   ========
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       --         --
                                                                                              ========   ========

                                                                                               VAN ECK VIP EMERGING
                                                                                                   MARKETS FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $       --  $   20,054
  Net realized gain (loss) on investments....................................................    (76,845)    (23,339)
  Change in unrealized appreciation (depreciation) of investments............................    483,508    (535,170)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    406,663    (538,455)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................      2,946      37,559
   Transfers between Variable Investment Options including guaranteed interest account, net..   (301,877)     (4,988)
   Transfers for contract benefits and terminations..........................................    (19,478)    (56,733)
   Contract maintenance charges..............................................................    (61,593)    (67,608)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................   (380,002)    (91,770)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     26,661    (630,225)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,521,525   2,151,750
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,548,186  $1,521,525
                                                                                              ==========  ==========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS I
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................        153       1,949
  Redeemed...................................................................................    (18,517)     (6,217)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................    (18,364)     (4,268)
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-89

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               VAN ECK VIP GLOBAL
                                                                                                    BOND FUND
                                                                                              --------------------
                                                                                                 2012       2011
                                                                                              ----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    4,902  $ 19,953
  Net realized gain (loss) on investments....................................................      4,766     4,755
  Change in unrealized appreciation (depreciation) of investments............................     21,771    (5,184)
                                                                                              ----------  --------

  Net Increase (decrease) in net assets from operations......................................     31,439    19,524
                                                                                              ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     10,763     9,699
   Transfers between Variable Investment Options including guaranteed interest account, net..    880,828     2,444
   Transfers for contract benefits and terminations..........................................    (10,746)  (55,225)
   Contract maintenance charges..............................................................    (23,528)   (7,048)
                                                                                              ----------  --------

  Net increase (decrease) in net assets from contractowners transactions.....................    857,317   (50,130)
                                                                                              ----------  --------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......          1        --
                                                                                              ----------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................    888,757   (30,606)
NET ASSETS -- BEGINNING OF PERIOD............................................................    219,741   250,347
                                                                                              ----------  --------

NET ASSETS -- END OF PERIOD.................................................................. $1,108,498  $219,741
                                                                                              ==========  ========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS S SHARES
  Issued.....................................................................................         --        --
  Redeemed...................................................................................         --        --
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................         --        --
                                                                                              ==========  ========
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................     41,085       796
  Redeemed...................................................................................     (3,668)   (3,093)
                                                                                              ----------  --------
  Net Increase (Decrease)....................................................................     37,417    (2,297)
                                                                                              ==========  ========

                                                                                                VAN ECK VIP GLOBAL
                                                                                                 HARD ASSETS FUND
                                                                                              ---------------------
                                                                                                 2012        2011
                                                                                              ----------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   13,588  $   7,549
  Net realized gain (loss) on investments....................................................     82,820     48,486
  Change in unrealized appreciation (depreciation) of investments............................     22,001   (194,873)
                                                                                              ----------  ---------

  Net Increase (decrease) in net assets from operations......................................    118,409   (138,838)
                                                                                              ----------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    384,831    264,801
   Transfers between Variable Investment Options including guaranteed interest account, net..  1,216,177    124,800
   Transfers for contract benefits and terminations..........................................    (33,022)  (102,910)
   Contract maintenance charges..............................................................   (102,493)   (52,364)
                                                                                              ----------  ---------

  Net increase (decrease) in net assets from contractowners transactions.....................  1,465,493    234,327
                                                                                              ----------  ---------

  Net increase (decrease) in amount retained by MONY America in Separate Account MLOA L......         45         --
                                                                                              ----------  ---------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,583,947     95,489
NET ASSETS -- BEGINNING OF PERIOD............................................................    762,065    666,576
                                                                                              ----------  ---------

NET ASSETS -- END OF PERIOD.................................................................. $2,346,012  $ 762,065
                                                                                              ==========  =========

CHANGES IN UNITS:
UNIT ACTIVITY CLASS S SHARES
  Issued.....................................................................................      4,560      3,489
  Redeemed...................................................................................       (741)      (711)
                                                                                              ----------  ---------
  Net Increase (Decrease)....................................................................      3,819      2,778
                                                                                              ==========  =========
UNIT ACTIVITY INITIAL CLASS
  Issued.....................................................................................     27,208        957
  Redeemed...................................................................................     (1,286)    (2,452)
                                                                                              ----------  ---------
  Net Increase (Decrease)....................................................................     25,922     (1,495)
                                                                                              ==========  =========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011. (See Note 6)
(b)Units were made available for sale on May 2, 2011.
(c)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011. (See Note 6)
(d)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011. (See Note 6)

                                    FSA-90

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012

1. Organization

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Policies, which include MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, MONY Variable Universal Life and Incentive LifeSM Legacy), and Survivorship Variable Universal Life (collectively, the "Variable Life Policies"). These policies are issued by MONY America, which is a wholly- owned subsidiary of MONY.

   The Variable Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, T. Rowe Price Equity Series, Inc. The Universal Institutional Funds, Inc., and Van Eck Worldwide Insurance Trust (collectively, the "Funds" or the "Trusts"). The Funds are registered under the 1940 Act as open-end, management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Fund has separate investment objectives. As used herein, "the "Funds" or the "Trusts"" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Variable Account.

   The Variable Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund/(1)/
  .   Invesco V.I. Global Core Equity Fund/(2)/
  .   Invesco V.I. Global Health Care Fund
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund
  .   Invesco V.I. Technology Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager International Equity
  .   Multimanager Large Cap Core Equity
  .   Multimanager Large Cap Value
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Multi-Sector Bond
  .   Multimanager Small Cap Growth
  .   Multimanager Small Cap Value
  .   Multimanager Technology

     DREYFUS STOCK INDEX FUND, INC.
  .   Dreyfus Stock Index Fund, Inc.

     EQ ADVISORS TRUST*
  .   All Asset Growth-Alt 20/(3)/
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Growth Strategy
  .   AXA Moderate Growth Strategy
  .   AXA Tactical Manager 400
  .   AXA Tactical Manager 500
  .   AXA Tactical Manager 2000
  .   AXA Tactical Manager International
  .   EQ/AllianceBernstein Small Cap Growth
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Boston Advisors Equity Income
  .   EQ/Calvert Socially Responsible
  .   EQ/Capital Guardian Research
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Equity 500 Index
  .   EQ/Equity Growth PLUS
  .   EQ/GAMCO Mergers and Acquisitions

                                    FSA-91

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Continued)

 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond/(4)/
 .   EQ/International Core PLUS
 .   EQ/International Equity Index
 .   EQ/International Value PLUS
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Growth & Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Income Securities Fund
 .   Franklin Rising Dividends Securities Fund
 .   Franklin Small Cap Value Securities Fund
 .   Franklin Strategic Income Securities Fund
 .   Mutual Shares Securities Fund
 .   Templeton Developing Markets Securities Fund
 .   Templeton Global Bond Securities Fund
 .   Templeton Growth Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     JANUS ASPEN SERIES
 .   Janus Aspen Series Balanced Portfolio
 .   Janus Aspen Series Enterprise Portfolio
 .   Janus Aspen Series Forty Portfolio
 .   Janus Aspen Series Overseas Portfolio
 .   Janus Aspen Series Perkins Mid Cap Value Portfolio
 .   Janus Aspen Series Worldwide Portfolio

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Global Securities Fund/VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged)
 .   PIMCO Variable Insurance Trust Real Return Portfolio
 .   PIMCO Variable Insurance Trust Total Return Portfolio

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Equity Income Portfolio - II

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 .   UIF Emerging Markets Debt Portfolio

     VAN ECK EQUITY SERIES, INC.
 .   Van Eck VIP Emerging Markets Fund
 .   Van Eck VIP Global Bond Fund
 .   Van Eck VIP Global Hard Assets Fund

  (1)Formerly known as Invesco V.I. Dividend Growth Fund
  (2)Formerly known as Invesco Van Kampen V.I. Global Value Equity Fund
  (3)Formerly known as All Asset Allocation
  (4)Formerly known as EQ/Intermediate Government Bond Index

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

                                    FSA-92

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Concluded)


   Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from those of MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be charged with liabilities arising out of other business MONY America may conduct.

   The amount retained by MONY America in the Variable Account arises primarily from (1) contributions from MONY America, (2) mortality and expense charges, administrative charges accumulated in the Variable Account, and (3) that portion, determined ratably, of the Variable Account's investment results applicable to those assets in the Variable Account in excess of the net assets, attributable to accumulation of units. Amounts retained by MONY America are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by MONY America in the Variable Account may be transferred at any time by MONY America to its General Account ("General Account").

   Each of the Variable Investment Options of the Variable Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Funds, which are distributed by MONY America to the Contractowners of the Variable Investment Options of the Variable Account.

   In the normal course of business, MONY America on behalf of the Variable Investment Options may have include agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Variable Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Funds and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Funds using the fair value of the underlying assets of each Portfolio less liabilities.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amount due to/from MONY America's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Funds are recorded and automatically reinvested at ex-dividend date. Realized gains and losses include (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent Contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and changes, including premium charges, as applicable and state premium taxes.

   Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. MONY America is required by state insurance law to set aside additional assets in MONY America's General Account to provide for other policy benefits. MONY America's General Account is subject to creditor rights.

                                    FSA-93

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

2. Significant Accounting Policies (Concluded)


   Transfers for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the contracts.

   TAXES:

   The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life Policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Life Policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Variable Account are classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                         PURCHASES     SALES
                                        ----------- -----------
All Asset Growth-Alt 20................ $10,095,738 $13,740,805
American Century VP Mid Cap Value Fund.     165,122      31,341
AXA Aggressive Allocation..............   2,418,566     999,144
AXA Balanced Strategy..................   4,334,402   1,202,863
AXA Conservative Allocation............     670,513     474,147
AXA Conservative Growth Strategy.......   1,144,852     217,548
AXA Conservative-Plus Allocation.......   1,171,379     472,904
AXA Conservative Strategy..............     691,967      78,545
AXA Growth Strategy....................   3,570,978     167,610
AXA Moderate Allocation................   3,786,024   2,032,719
AXA Moderate Growth Strategy...........   8,481,903     974,479
AXA Moderate-Plus Allocation...........   6,292,605   2,616,541
AXA Tactical Manager 400...............      43,749       7,814
AXA Tactical Manager 500...............     117,934      15,929
AXA Tactical Manager 2000..............      65,458       4,806
AXA Tactical Manager International.....      53,633       7,578
Dreyfus Stock Index Fund, Inc..........  16,397,838   3,834,659

                                    FSA-94

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Continued)

                                            PURCHASES     SALES
                                           ----------- -----------
EQ/AllianceBernstein Small Cap Growth..... $   663,487 $   227,364
EQ/BlackRock Basic Value Equity...........   1,004,439     181,302
EQ/Boston Advisors Equity Income..........   1,670,347   3,604,227
EQ/Calvert Socially Responsible...........     265,121     355,989
EQ/Capital Guardian Research..............     633,908     660,625
EQ/Common Stock Index.....................     880,774     285,251
EQ/Core Bond Index........................   3,818,977   4,695,517
EQ/Equity 500 Index.......................   1,590,341     287,451
EQ/Equity Growth PLUS.....................   1,221,920   2,108,292
EQ/GAMCO Mergers and Acquisitions.........     184,043      48,281
EQ/GAMCO Small Company Value..............  11,507,723  12,768,114
EQ/Global Bond PLUS.......................     281,074     101,975
EQ/Global Multi-Sector Equity.............     743,997     366,334
EQ/Intermediate Government Bond...........   1,181,624   2,309,142
EQ/International Core PLUS................     265,333      58,875
EQ/International Equity Index.............     673,945     110,054
EQ/International Value PLUS...............     376,082   1,785,606
EQ/JPMorgan Value Opportunities...........     124,479      74,798
EQ/Large Cap Core PLUS....................     157,973      12,424
EQ/Large Cap Growth Index.................     299,866      67,779
EQ/Large Cap Growth PLUS..................     184,145      59,636
EQ/Large Cap Value Index..................     980,987   1,233,929
EQ/Large Cap Value PLUS...................     397,546   4,419,615
EQ/Lord Abbett Large Cap Core.............     134,848      53,198
EQ/MFS International Growth...............   4,484,443   2,973,397
EQ/Mid Cap Index..........................     712,282     468,618
EQ/Mid Cap Value PLUS.....................   1,590,235   3,101,543
EQ/Money Market...........................  21,456,714  16,035,772
EQ/Montag & Caldwell Growth...............   5,691,175  12,495,984
EQ/Morgan Stanley Mid Cap Growth..........   2,976,541   1,822,329
EQ/PIMCO Ultra Short Bond.................     906,951     797,013
EQ/Quality Bond PLUS......................   1,066,992   1,803,793
EQ/Small Company Index....................     880,813   2,611,394
EQ/T. Rowe Price Growth Stock.............   4,376,926   7,461,695
EQ/UBS Growth & Income....................   1,827,211   3,001,515
EQ/Van Kampen Comstock....................     144,060      45,068
EQ/Wells Fargo Omega Growth...............     784,860     129,222
Fidelity(R) VIP Asset Manager Portfolio...         613         303
Fidelity(R) VIP Contrafund(R) Portfolio...   2,932,130   5,492,940
Fidelity(R) VIP Growth & Income Portfolio.     100,932      38,286
Fidelity(R) VIP Mid Cap Portfolio.........     216,378      26,989
Franklin Income Securities Fund...........   1,242,546     968,339
Franklin Rising Dividends Securities Fund.     922,715     160,031
Franklin Small Cap Value Securities Fund..      69,731      10,088
Franklin Strategic Income Securities Fund.     462,552      30,241
Goldman Sachs VIT Mid Cap Value Fund......      81,214      16,881
Invesco V.I. Diversified Dividend Fund....   2,727,382     113,966
Invesco V.I. Global Core Equity Fund......      71,126     121,674
Invesco V.I. Global Health Care Fund......     127,983     177,959
Invesco V.I. Global Real Estate Fund......     447,341      50,042
Invesco V.I. International Growth Fund....     278,832      33,098
Invesco V.I. Mid Cap Core Equity Fund.....     101,875      26,532
Invesco V.I. Small Cap Equity Fund........      74,784      19,973

                                    FSA-95

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Concluded)

                                                                          PURCHASES    SALES
                                                                          ---------- ----------
Invesco V.I. Technology Fund............................................. $   53,424 $   48,192
IVY Funds VIP Energy.....................................................    353,187     89,866
IVY Funds VIP Mid Cap Growth.............................................    431,887     71,334
IVY Funds VIP Small Cap Growth...........................................    117,745     17,726
Janus Aspen Series Balanced Portfolio....................................  2,346,054  1,950,328
Janus Aspen Series Enterprise Portfolio..................................  1,265,974  3,920,939
Janus Aspen Series Forty Portfolio.......................................  1,369,417  6,022,462
Janus Aspen Series Overseas Portfolio....................................  1,175,634  2,596,265
Janus Aspen Series Perkins Mid Cap Value Portfolio.......................  1,172,197    254,655
Janus Aspen Series Worldwide Portfolio...................................  1,244,274  2,062,154
Lazard Retirement Emerging Markets Equity Portfolio......................    907,714    101,626
MFS(R) International Value Portfolio.....................................    438,876     68,693
MFS(R) Investors Growth Stock Series.....................................     48,192      2,896
MFS(R) Investors Trust Series............................................     27,484      9,201
MFS(R) Utilities Series..................................................    394,252    344,533
Multimanager Aggressive Equity...........................................    233,569    114,171
Multimanager Core Bond...................................................  2,585,543    568,983
Multimanager International Equity........................................    228,952     71,090
Multimanager Large Cap Core Equity.......................................     21,403      9,953
Multimanager Large Cap Value.............................................    138,245  4,080,805
Multimanager Mid Cap Growth..............................................    102,861     29,642
Multimanager Mid Cap Value...............................................    136,512     66,907
Multimanager Multi-Sector Bond...........................................    453,523    313,110
Multimanager Small Cap Growth............................................  1,398,503  2,199,443
Multimanager Small Cap Value.............................................     81,655     48,687
Multimanager Technology..................................................    430,821     74,290
Mutual Shares Securities Fund............................................     65,664     23,905
Oppenheimer Global Securities Fund/VA....................................    289,807    280,808
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.    375,955     75,504
PIMCO Variable Insurance Trust Global Bond Portfolio (Unhedged)..........  1,324,358    962,644
PIMCO Variable Insurance Trust Real Return Portfolio.....................  1,073,226     93,123
PIMCO Variable Insurance Trust Total Return Portfolio....................  1,240,889    209,628
T. Rowe Price Equity Income Portfolio -- II..............................    141,903     13,101
Templeton Developing Markets Securities Fund.............................    514,009    223,134
Templeton Global Bond Securities Fund....................................  2,090,406    399,034
Templeton Growth Securities Fund.........................................     58,401      4,493
UIF Emerging Markets Debt Portfolio......................................     25,216      4,077
Van Eck VIP Emerging Markets Fund........................................      3,365    383,367
Van Eck VIP Global Bond Fund.............................................    948,660     83,349
Van Eck VIP Global Hard Assets Fund......................................  1,695,666    132,007

5. Expenses and Related Party Transactions

   INVESTMENT MANAGER AND ADVISORS:

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Funds. Shares are offered by the Funds at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Fund expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Fund. The Rule12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the

                                    FSA-96

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

5. Expenses and Related Party Transactions (Concluded)

   Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Funds and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of Portfolios of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly managing the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.12% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In Addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0.00% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable and AXA Financial.

   CONTRACT DISTRIBUTION AND PRINCIPAL UNDERWRITER:

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Variable Life Policies and the Variable Accounts. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Variable Life Policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

6. Reorganizations

   In 2012, there were no reorganizations within the Variable Investment Options of the Variable Account.

   In 2011, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2011 were treated as mergers.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment

                                    FSA-97

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

6. Reorganizations (Concluded)

   Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Diversified Dividend Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of their assets and liabilities for equivalent interests in Invesco V.I. Diversified Dividend Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

-----------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------
Shares -- Class A             15,725                               12,151
Value -- Class A          $    13.86                           $    17.94
Shares -- Class B             26,936                               61,074
Value -- Class B          $    13.86                           $    17.57
Net Assets Before Merger  $  591,282                           $  699,777
Net Assets After Merger   $       --                           $1,291,059
-----------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------
Shares -- Class A            587,739                            1,114,332
Value -- Class A          $    10.67                           $     5.63
Shares -- Class B             45,503                              151,359
Value -- Class B          $    10.68                           $     5.61
Net Assets Before Merger  $6,757,146                           $  365,665
Net Assets After Merger   $       --                           $7,122,811
-----------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------------------------
Shares -- Series I            32,093                               12,554
Value -- Series I         $     5.95                           $    15.21
Net Assets Before Merger  $  190,951                           $       --
Net Assets After Merger   $       --                           $  190,950

7. Contractowner Charges

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes. Net policy premiums are included in "Payments received from Contractowners" in the Statement of Changes in Net Assets.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the total amount under the policy in each Variable Investment Option ("fund value") to compensate MONY America. MONY America may impose a surrender charge when the Contractowners request a full or partial surrender. These deductions are treated as Contractowner redemptions by the Variable Account.

   There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

   The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the fund value. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as "Asset-based Charges" in the Statement of Operations.

   PREMIUM CHARGE: This charge is deducted from each premium payment and is netted against "Payments received from Contractowners". This charge ranges from a low of 0% to a high of 12%.

   MORTALITY & EXPENSE RISK CHARGE: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 0% to a high of 1.75%. For Incentive Life Legacy, Incentive Life Legacy II (a), and MONY America Corporate Sponsored Variable Universal Life the charge is deducted from the fund value.

                                    FSA-98

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Concluded)


   MONTHLY PER $1,000 SPECIFIED AMOUNT CHARGE: This charge is deducted over a number of years from the fund value, depending upon the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Policies, and is a percentage or dollar value of the Specified Amount (Face Amount). This charge varies based on a number of factors, including issue age, gender and risk class.

   ADMINISTRATIVE CHARGE: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $0 to a high of $31.50.

   COST OF INSURANCE: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

   TRANSFER CHARGE: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge. The charge may range from a low of $0 to a high of $25 per transfer.

   PARTIAL SURRENDER CHARGE: This charge is assessed when a Contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $0 to a high of $25.

   SURRENDER CHARGE: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

   MEDICAL UNDERWRITING CHARGE: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners. The charge is a flat fee of $5, and deducted monthly from fund value for the three policy years on policies that were issued on a medically underwritten basis.

   GUARANTEED ISSUE CHARGE: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners. The charge is a flat fee of $3, and deducted monthly from fund value for the first three policy years on policies that were issued on a guaranteed issue basis.

   REINSTATEMENT FEE: This charge is applicable only to Corporate Sponsored Variable Universal Life Contractowners, and is deducted at the time the policy is reinstated. The charge is $150.

   LOAN INTEREST RATE SPREAD: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 1.60% depending on the policy year.

   ILLUSTRATION PROJECTION REPORT CHARGE: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

   CHARGE FOR STATE AND LOCAL TAX EXPENSE: This charge is a percentage of each premium paid and varies by state.

   CHARGE FOR FEDERAL TAX EXPENSE: This charge is 1.25% of each premium paid.

   RIDERS: The charge for any optional benefits elected by the Contractowner are deducted monthly from the fund value.

  (a)For policies with the Market Stabilizer Option, there is an additional charge of 1.40% of any policy account value allocated to each segment of the Market Stabilizer Option on a current basis. The current percentage charge for Market Stabilizer Option is lower than the guaranteed charge.

                                    FSA-99

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012


8. Financial Highlights

   The Variable Life Policies have unique combinations of features and fees that are charged against the Contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                            AT DECEMBER 31,
                                           -------------------------------------------------
                                                           UNITS OUTSTANDING
                                           -------------------------------------------------
                                             2012      2011      2010      2009      2008
                                           --------- --------- --------- --------- ---------
All Asset Growth-Alt 20................... 2,907,339 3,211,366 3,526,149 3,853,803 4,220,622
American Century VP Mid Cap Value Fund(l).     2,340     1,290       236        --        --
AXA Aggressive Allocation.................   221,561   204,057   191,264   173,559   110,148
AXA Balanced Strategy(g)..................    78,637    51,912    22,865     2,439        --
AXA Conservative Allocation...............    57,152    61,571    68,111    56,245    30,961
AXA Conservative Growth Strategy(g).......    23,282    15,302     7,113       296        --
AXA Conservative-Plus Allocation..........   166,455   155,386   137,416    89,606    32,872
AXA Conservative Strategy(g)..............    13,269     7,900     4,981       571        --
AXA Growth Strategy(g)....................    81,140    52,742    22,660     2,943        --
AXA Moderate Allocation...................   503,944   513,791   484,702   425,025   253,104
AXA Moderate Growth Strategy(g)...........   207,545   144,372    65,733     6,335        --
AXA Moderate-Plus Allocation..............   757,124   811,433   815,478   702,241   479,102
AXA Tactical Manager 400(l)...............       978       653       565        --        --
AXA Tactical Manager 500(l)...............     1,390       498       303        --        --
AXA Tactical Manager 2000(l)..............     1,095       526       267        --        --
AXA Tactical Manager International(l).....     1,404       917       310        --        --
Dreyfus Stock Index Fund, Inc............. 2,262,696 1,722,346 1,976,534 2,947,295 3,395,551
EQ/AllianceBernstein Small Cap Growth.....    50,524    45,702    54,068    56,375    54,133
EQ/BlackRock Basic Value Equity...........    67,243    64,219    67,780    67,562    64,235
EQ/Boston Advisors Equity Income..........   848,374   993,591 1,072,939 1,193,049 1,428,805
EQ/Calvert Socially Responsible...........   156,734   171,141   178,999   206,593   214,648
EQ/Capital Guardian Research..............   299,293   313,142   338,084   380,013   367,531
EQ/Common Stock Index.....................    51,331    46,578    39,165    37,851    31,699
EQ/Core Bond Index(h)(i).................. 2,254,910 2,369,489 2,543,534 2,765,053   675,319
EQ/Equity 500 Index.......................    52,835    42,638    34,731    26,585    19,703
EQ/Equity Growth PLUS.....................   590,858   671,053   740,378   794,475   886,553
EQ/GAMCO Mergers and Acquisitions.........     6,682     5,867     4,482     2,555     2,076
EQ/GAMCO Small Company Value.............. 1,415,989 1,514,757 1,679,573 1,872,176 2,103,985
EQ/Global Bond PLUS.......................    10,344     9,564     8,198     6,262     4,191
EQ/Global Multi-Sector Equity.............    52,676    56,334    58,117    61,334    55,479
EQ/Intermediate Government Bond(j)........   840,230   915,508 1,003,858   545,599     1,935
EQ/International Core PLUS................     8,638     7,108     5,571     4,307     1,988
EQ/International Equity Index.............    81,867    79,739    83,500   121,221   311,841
EQ/International Value PLUS...............   109,882   232,006   240,496   238,704   406,057
EQ/JPMorgan Value Opportunities...........     6,625     4,676     4,051     1,936     1,232
EQ/Large Cap Core PLUS....................     4,211     3,242     2,985       572       431
EQ/Large Cap Growth Index.................    13,247    11,139     9,839     7,362     3,981
EQ/Large Cap Growth PLUS(p)...............    19,922    20,598     3,091     2,398     1,780
EQ/Large Cap Value Index(q)...............   410,283   441,747     5,201     3,603     1,861
EQ/Large Cap Value PLUS...................   106,270   390,882   419,761   427,092   496,854
EQ/Lord Abbett Large Cap Core.............     5,038     4,488     3,396     2,253       857
EQ/MFS International Growth...............   911,792   820,016   888,308 1,036,589 1,155,158
EQ/Mid Cap Index..........................   185,359   187,339   189,901   202,727   201,024
EQ/Mid Cap Value PLUS(a)(b)(c)............   689,739   820,089   882,615   965,418     2,679

                                    FSA-100

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         AT DECEMBER 31,
                                                        -------------------------------------------------
                                                                        UNITS OUTSTANDING
                                                        -------------------------------------------------
                                                          2012      2011      2010      2009      2008
                                                        --------- --------- --------- --------- ---------
EQ/Money Market........................................ 1,080,425 1,142,237 1,333,398 1,801,160 3,915,407
EQ/Montag & Caldwell Growth............................ 3,199,158 3,777,832 4,129,753 4,523,992 4,583,153
EQ/Morgan Stanley Mid Cap Growth.......................   562,241   552,534   596,579   635,250   714,513
EQ/PIMCO Ultra Short Bond(d)(e)........................   306,311   314,017   326,958   358,570   351,371
EQ/Quality Bond PLUS(k)................................   341,021   385,899   425,735   495,872     3,649
EQ/Small Company Index.................................   305,207   539,126   574,937   590,202   353,160
EQ/T. Rowe Price Growth Stock.......................... 1,952,376 2,122,345 2,301,257 2,513,219 2,912,759
EQ/UBS Growth & Income................................. 1,046,724 1,144,006 1,255,131 1,372,538 1,457,557
EQ/Van Kampen Comstock.................................     6,801     6,049     5,235     1,990     1,251
EQ/Wells Fargo Omega Growth............................    17,573    13,446     8,082     2,297       657
Fidelity(R) VIP Asset Manager Portfolio................       530       523       400     7,809     4,295
Fidelity(R) VIP Contrafund(R) Portfolio................ 1,309,451 1,491,297 1,641,199 1,811,655 2,598,682
Fidelity(R) VIP Growth & Income Portfolio..............    44,283    43,776    44,643    35,765    49,124
Fidelity(R) VIP Mid Cap Portfolio(l)...................     3,522     2,122       689        --        --
Franklin Income Securities Fund........................   396,369   405,803   462,291   485,583   629,033
Franklin Rising Dividends Securities Fund..............    57,701    43,935    41,920    41,207    41,255
Franklin Small Cap Value Securities Fund(l)............     1,038       501       242        --        --
Franklin Strategic Income Securities Fund(l)...........     6,382     2,966       809        --        --
Goldman Sachs VIT Mid Cap Value Fund(l)................     1,870     1,321       497        --        --
Invesco V.I. Diversified Dividend Fund(n)(o)...........   382,626    27,751        --        --        --
Invesco V.I. Global Core Equity Fund...................    34,053    39,217    43,455    44,657   121,007
Invesco V.I. Global Health Care Fund...................    46,091    48,843    48,622    50,853    50,599
Invesco V.I. Global Real Estate Fund(l)................     5,954     2,660       716        --        --
Invesco V.I. International Growth Fund(l)..............     4,284     2,093       623        --        --
Invesco V.I. Mid Cap Core Equity Fund(l)...............     1,278       549       183        --        --
Invesco V.I. Small Cap Equity Fund(l)..................     1,043       567       105        --        --
Invesco V.I. Technology Fund...........................    22,616    22,023    23,846    19,650    12,600
IVY Funds VIP Energy(l)................................     6,017     3,483       926        --        --
IVY Funds VIP Mid Cap Growth(l)........................     5,424     2,947     1,219        --        --
IVY Funds VIP Small Cap Growth(l)......................     1,918     1,026       330        --        --
Janus Aspen Series Balanced Portfolio..................   451,314   474,173   531,051   571,900   579,791
Janus Aspen Series Enterprise Portfolio................   958,298 1,216,598 1,316,799 1,467,413 1,645,010
Janus Aspen Series Forty Portfolio.....................   919,061 1,286,004 1,382,769 1,509,543 1,768,231
Janus Aspen Series Overseas Portfolio..................   174,496   290,141   318,013   336,722   389,552
Janus Aspen Series Perkins Mid Cap Value Portfolio.....   120,255    73,848    81,923    89,627   103,502
Janus Aspen Series Worldwide Portfolio................. 1,100,274 1,207,668 1,329,587 1,475,788 1,561,988
Lazard Retirement Emerging Markets Equity Portfolio(l).    16,981     9,789     3,104        --        --
MFS(R) International Value Portfolio(l)................     6,958     3,758     1,574        --        --
MFS(R) Investors Growth Stock Series(l)................       553       190        32        --        --
MFS(R) Investors Trust Series(l).......................       322       159        12        --        --
MFS(R) Utilities Series................................    47,336    49,019    53,770    61,756    66,328
Multimanager Aggressive Equity(f)(m)...................    18,947    17,657    16,560     7,531     1,387
Multimanager Core Bond.................................   650,735   584,196   620,373   622,186   900,691
Multimanager International Equity......................     7,692     6,845     6,261     4,615     2,823
Multimanager Large Cap Core Equity.....................     1,777     1,714     1,548       733       483
Multimanager Large Cap Value...........................     8,003   480,006   505,169   532,550   810,414
Multimanager Mid Cap Growth............................     2,740     2,389     2,069     1,628     1,192
Multimanager Mid Cap Value.............................     6,847     6,434     5,886     3,619     2,942
Multimanager Multi-Sector Bond.........................    91,627    93,464    93,772    95,782   102,664
Multimanager Small Cap Growth..........................   658,478   713,703   777,774   854,760   924,600
Multimanager Small Cap Value...........................     2,655     2,501     2,425     1,800       899

                                    FSA-101

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                      AT DECEMBER 31,
                                                          ---------------------------------------
                                                                     UNITS OUTSTANDING
                                                          ---------------------------------------
                                                           2012    2011    2010    2009    2008
                                                          ------- ------- ------- ------- -------
Multimanager Technology..................................   7,972   6,417   5,413   3,790   2,416
Mutual Shares Securities Fund(l).........................   1,492   1,140     560      --      --
Oppenheimer Global Securities Fund/VA....................  95,951  96,846 100,409 101,692 102,359
PIMCO Variable Insurance Trust CommodityRealReturn(R)
 Strategy Portfolio(l)...................................   4,747   2,483     893      --      --
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged).............................................. 175,305 171,765 178,392 176,156 190,619
PIMCO Variable Insurance Trust Real Return Portfolio(l)..  12,696   5,482   2,531      --      --
PIMCO Variable Insurance Trust Total Return Portfolio(l).  22,921  14,817   9,104      --      --
T. Rowe Price Equity Income Portfolio -- II(l)...........   2,389   1,283     158      --      --
Templeton Developing Markets Securities Fund(l).......... 154,217 153,438   1,491      --      --
Templeton Global Bond Securities Fund(l)................. 151,649 146,295   3,996      --      --
Templeton Growth Securities Fund(l)......................     761     257     122      --      --
UIF Emerging Markets Debt Portfolio......................   7,078   6,511   6,870  13,275  23,296
Van Eck VIP Emerging Markets Fund........................  66,603  84,967  89,235  99,485 119,925
Van Eck VIP Global Bond Fund.............................  47,318   9,901  12,198   5,960  12,174
Van Eck VIP Global Hard Assets Fund......................  41,925  12,184  10,901  11,849  11,478

                                    FSA-102

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                          AT DECEMBER 31,
                                     --------------------------------------------------------------------------------------
                                                                            UNIT VALUE
                                                                         LOWEST TO HIGHEST
                                     --------------------------------------------------------------------------------------
                                           2012               2011               2010               2009               2008
                                     -----------------  -----------------  -----------------  -----------------  ----------
All Asset Growth-Alt 20(1).......... $15.17 to  $ 26.39 $13.54 to  $ 23.74 $14.03 to  $ 24.78 $12.20 to  $ 21.72 $ 9.68 to
American Century VP Mid Cap Value
 Fund(l)(5).........................             123.00             105.82             106.72                 --
AXA Aggressive Allocation(1)........   8.94 to   153.06   7.89 to   134.06   8.59 to   144.93   7.66 to   128.17   6.06 to
AXA Balanced Strategy(g)(1).........             118.62             109.29             111.97             101.74
AXA Conservative Allocation(1)......  11.17 to   139.97  10.76 to   133.84  10.64 to   131.35   9.99 to   122.45   9.16 to
AXA Conservative Growth
 Strategy(g)(1).....................             117.11             109.24             110.78             101.49
AXA Conservative-Plus Allocation(1).  10.58 to   142.98   9.92 to   133.16  10.07 to   134.11   9.30 to   122.96   8.19 to
AXA Conservative Strategy(g)(1).....             113.81             108.93             108.15             100.81
AXA Growth Strategy(g)(1)...........             121.58             109.32             114.36             102.40
AXA Moderate Allocation(1)..........  10.17 to   150.56   9.42 to   138.38   9.72 to   141.78   8.91 to   128.99   7.68 to
AXA Moderate Growth Strategy(g)(1)..             120.11             109.35             113.12             102.03
AXA Moderate-Plus Allocation(1).....   9.63 to   154.67   8.70 to   138.68   9.22 to   145.92   8.33 to   130.81   6.88 to
AXA Tactical Manager 400(l)(1)......             114.29              98.14             106.93                 --
AXA Tactical Manager 500(l)(1)......             114.94             100.10             104.00                 --
AXA Tactical Manager 2000(l)(1).....             109.21              94.60             105.76                 --
AXA Tactical Manager
 International(l)(1)................             102.81              88.18             105.04                 --
Dreyfus Stock Index Fund, Inc.(5)...  10.92 to    19.40   9.51 to    16.76   9.40 to    16.46   8.25 to    14.33   6.58 to
EQ/AllianceBernstein Small Cap
 Growth(3)..........................  15.77 to   236.31  13.66 to   204.44  13.76 to   205.77  10.34 to   154.43   7.63 to
EQ/BlackRock Basic Value Equity(1)..  15.32 to   285.11  13.53 to   250.90  14.01 to   258.94  12.52 to   230.61   9.64 to
EQ/Boston Advisors Equity
 Income(1)..........................  13.87 to   140.34  11.87 to   119.20  12.01 to   119.67  10.46 to   103.43   9.45 to
EQ/Calvert Socially Responsible(3)..   9.04 to   105.78   7.80 to    90.62   7.82 to    90.37   6.99 to    80.31   5.36 to
EQ/Capital Guardian Research(3).....  13.91 to   166.88  11.94 to   142.14  11.54 to   136.67  10.02 to   118.02   7.66 to
EQ/Common Stock Index(1)............             112.55              97.37              96.85              83.59
EQ/Core Bond Index(h)(i)(3).........  11.36 to   137.04  11.09 to   132.84  13.72 to   126.76  12.98 to   119.83  12.66 to
EQ/Equity 500 Index(1)..............             122.84             106.60             105.01              91.81
EQ/Equity Growth PLUS(1)............  11.83 to   177.17  10.43 to   155.08  11.20 to   165.32   9.79 to   143.43   7.72 to
EQ/GAMCO Mergers and
 Acquisitions(1)....................             144.55             137.34             135.51             123.62
EQ/GAMCO Small Company Value(1).....  49.97 to    72.17  42.40 to    61.70  43.94 to    64.41  33.12 to    48.93  23.42 to
EQ/Global Bond PLUS(1)..............             138.19             133.23             127.62             120.05
EQ/Global Multi-Sector Equity(3)....  28.60 to   222.46  24.53 to   190.16  27.99 to   216.87  25.15 to   194.58  16.79 to
EQ/Intermediate Government
 Bond(j)(3).........................  19.12 to   122.90  19.08 to   121.71  13.07 to   115.59             110.91
EQ/International Core PLUS(1).......             135.18             116.22             139.91             128.10
EQ/International Equity Index(2)....              11.38               9.79  11.12 to   112.82              10.55
EQ/International Value PLUS(2)......              15.49              13.18              15.68              14.75
EQ/JPMorgan Value Opportunities(1)..             178.19             153.55             162.02             144.25
EQ/Large Cap Core PLUS(1)...........             116.14             101.00             105.47              92.37
EQ/Large Cap Growth Index(1)........             105.02              91.54              89.44              77.13
EQ/Large Cap Growth PLUS(p)(1)......             207.84             182.73             189.68             165.73
EQ/Large Cap Value Index(q)(3)......  15.25 to    73.72  13.12 to    63.23              63.43              55.34
EQ/Large Cap Value PLUS(3)..........  10.75 to   127.00   9.31 to   109.62   9.82 to   115.48   8.73 to   102.48   7.26 to
EQ/Lord Abbett Large Cap Core(1)....             138.52             120.07             131.24             115.16
EQ/MFS International Growth(1)......  16.34 to    22.56  13.65 to    18.99  15.29 to    21.43  13.30 to    18.78   9.69 to
EQ/Mid Cap Index(3).................  16.85 to   150.33  14.44 to   128.40  14.81 to   131.57  11.79 to   104.63   8.66 to
EQ/Mid Cap Value PLUS(a)(b)(c)(3)...  14.74 to   212.78  12.47 to   179.36  13.76 to   198.04             161.72

                                     ---


                                     ---

                                     -------
All Asset Growth-Alt 20(1).......... $ 17.35
American Century VP Mid Cap Value
 Fund(l)(5).........................      --
AXA Aggressive Allocation(1)........  100.70
AXA Balanced Strategy(g)(1).........      --
AXA Conservative Allocation(1)......  111.49
AXA Conservative Growth
 Strategy(g)(1).....................      --
AXA Conservative-Plus Allocation(1).  107.46
AXA Conservative Strategy(g)(1).....      --
AXA Growth Strategy(g)(1)...........      --
AXA Moderate Allocation(1)..........  110.24
AXA Moderate Growth Strategy(g)(1)..      --
AXA Moderate-Plus Allocation(1).....  107.26
AXA Tactical Manager 400(l)(1)......      --
AXA Tactical Manager 500(l)(1)......      --
AXA Tactical Manager 2000(l)(1).....      --
AXA Tactical Manager
 International(l)(1)................      --
Dreyfus Stock Index Fund, Inc.(5)...   11.34
EQ/AllianceBernstein Small Cap
 Growth(3)..........................  113.82
EQ/BlackRock Basic Value Equity(1)..  177.01
EQ/Boston Advisors Equity
 Income(1)..........................   92.72
EQ/Calvert Socially Responsible(3)..   61.36
EQ/Capital Guardian Research(3).....   89.78
EQ/Common Stock Index(1)............   65.14
EQ/Core Bond Index(h)(i)(3).........  116.70
EQ/Equity 500 Index(1)..............   72.94
EQ/Equity Growth PLUS(1)............  112.22
EQ/GAMCO Mergers and
 Acquisitions(1)....................  105.99
EQ/GAMCO Small Company Value(1).....   34.85
EQ/Global Bond PLUS(1)..............  117.74
EQ/Global Multi-Sector Equity(3)....  129.67
EQ/Intermediate Government
 Bond(j)(3).........................  113.49
EQ/International Core PLUS(1).......   94.65
EQ/International Equity Index(2)....    8.28
EQ/International Value PLUS(2)......   11.29
EQ/JPMorgan Value Opportunities(1)..  109.02
EQ/Large Cap Core PLUS(1)...........   73.01
EQ/Large Cap Growth Index(1)........   56.63
EQ/Large Cap Growth PLUS(p)(1)......  122.89
EQ/Large Cap Value Index(q)(3)......   46.45
EQ/Large Cap Value PLUS(3)..........   85.09
EQ/Lord Abbett Large Cap Core(1)....   91.75
EQ/MFS International Growth(1)......   13.79
EQ/Mid Cap Index(3).................   76.78
EQ/Mid Cap Value PLUS(a)(b)(c)(3)...  119.04

                                    FSA-103

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              AT DECEMBER 31,
                                         --------------------------------------------------------------------------------------
                                                                                UNIT VALUE
                                                                             LOWEST TO HIGHEST
                                         --------------------------------------------------------------------------------------
                                               2012               2011               2010               2009               2008
                                         -----------------  -----------------  -----------------  -----------------  ----------
EQ/Money Market(2)...................... $10.81 to  $ 11.43 $10.89 to  $ 11.43 $10.98 to  $ 11.43 $11.05 to  $ 11.42 $11.10 to
EQ/Montag & Caldwell Growth(1)..........  10.64 to    11.65   9.52 to    10.34   9.33 to    10.06   8.68 to     9.29   6.74 to
EQ/Morgan Stanley Mid Cap
 Growth(3)..............................  13.40 to   183.48  12.37 to   168.71  13.41 to   182.78  10.15 to   138.16   6.47 to
EQ/PIMCO Ultra Short
 Bond(d)(e)(4)..........................  13.49 to    13.98  13.34 to    13.78  13.41 to    13.77  13.35 to    13.62  12.40 to
EQ/Quality Bond PLUS(k)(1)..............  25.01 to   167.74  24.55 to   163.40  17.69 to   161.43             151.95
EQ/Small Company Index(3)...............  20.00 to   198.34  17.37 to   171.66  18.11 to   178.81  14.41 to   142.12  11.44 to
EQ/T. Rowe Price Growth Stock(1)........  15.55 to    25.74  13.07 to    21.80  13.33 to    22.40  11.45 to    19.39   8.03 to
EQ/UBS Growth & Income(1)...............  10.53 to   135.85   9.40 to   120.36   9.75 to   123.85   8.69 to   109.54   6.61 to
EQ/Van Kampen Comstock(1)...............             128.75             108.72             110.93              96.28
EQ/Wells Fargo Omega Growth(1)..........             145.96             121.20             128.76             109.78
Fidelity(R) VIP Asset Manager
 Portfolio(5)...........................              15.83              14.08              14.45              12.64
Fidelity(R) VIP Contrafund(R)
 Portfolio(11)..........................  16.03 to    18.63  13.89 to    16.01  14.37 to    16.42  12.36 to    14.01   9.18 to
Fidelity(R) VIP Growth & Income
 Portfolio(5)...........................              13.49              11.38              11.20               9.75
Fidelity(R) VIP Mid Cap Portfolio(l)(5).             115.75             101.04             113.34                 --
Franklin Income Securities Fund(5)......  12.39 to    19.19  11.00 to    17.09  10.74 to    16.75   9.53 to    14.92   7.03 to
Franklin Rising Dividends Securities
 Fund(5)................................  17.62 to   128.73  15.79 to   114.98  14.95 to   108.47              12.43
Franklin Small Cap Value Securities
 Fund(l)(5).............................             121.69             102.79             106.81                 --
Franklin Strategic Income Securities
 Fund(l)(5).............................             121.71             107.95             105.24                 --
Goldman Sachs VIT Mid Cap Value
 Fund(l)(5).............................             119.75             101.32             108.47                 --
Invesco V.I. Diversified Dividend
 Fund(n)(o)(5)..........................   7.55 to     7.72   6.38 to     6.51                 --                 --
Invesco V.I. Global Core Equity
 Fund(5)................................  12.37 to    14.61  10.87 to    12.89  12.20 to    14.52  11.00 to    13.13   9.48 to
Invesco V.I. Global Health Care
 Fund(5)................................  16.56 to    17.97  13.74 to    14.86  13.27 to    14.30  12.64 to    13.58   9.94 to
Invesco V.I. Global Real Estate
 Fund(l)(5).............................             133.00             104.03             111.53                 --
Invesco V.I. International Growth
 Fund(l)(5).............................             118.36             102.69             110.41                 --
Invesco V.I. Mid Cap Core Equity
 Fund(l)(5).............................             108.74              98.30             105.14                 --
Invesco V.I. Small Cap Equity
 Fund(l)(5).............................             123.22             108.41             109.49                 --
Invesco V.I. Technology Fund(5).........  11.68 to    15.59  10.53 to    14.01  11.13 to    14.75   9.21 to    12.16   5.87 to
IVY Funds VIP Energy(l)(5)..............             105.52             104.08             114.48                 --
IVY Funds VIP Mid Cap
 Growth(l)(5)...........................             130.74             115.13             115.78                 --
IVY Funds VIP Small Cap
 Growth(l)(5)...........................             106.73             101.49             113.53                 --
Janus Aspen Series Balanced
 Portfolio(5)...........................  18.16 to    19.21  16.10 to    16.97  15.96 to    16.75  14.84 to    15.51  11.87 to
Janus Aspen Series Enterprise
 Portfolio(5)...........................  10.11 to    15.71   8.62 to    13.49   8.74 to    13.79   6.94 to    11.04   4.80 to

                                         ---


                                         ---

                                         -------
EQ/Money Market(2)...................... $ 11.38
EQ/Montag & Caldwell Growth(1)..........    7.16
EQ/Morgan Stanley Mid Cap
 Growth(3)..............................   87.96
EQ/PIMCO Ultra Short
 Bond(d)(e)(4)..........................   12.60
EQ/Quality Bond PLUS(k)(1)..............  143.26
EQ/Small Company Index(3)...............  112.68
EQ/T. Rowe Price Growth Stock(1)........   13.70
EQ/UBS Growth & Income(1)...............   82.71
EQ/Van Kampen Comstock(1)...............   74.98
EQ/Wells Fargo Omega Growth(1)..........   78.25
Fidelity(R) VIP Asset Manager
 Portfolio(5)...........................    9.79
Fidelity(R) VIP Contrafund(R)
 Portfolio(11)..........................   10.32
Fidelity(R) VIP Growth & Income
 Portfolio(5)...........................    7.67
Fidelity(R) VIP Mid Cap Portfolio(l)(5).      --
Franklin Income Securities Fund(5)......   11.04
Franklin Rising Dividends Securities
 Fund(5)................................   10.63
Franklin Small Cap Value Securities
 Fund(l)(5).............................      --
Franklin Strategic Income Securities
 Fund(l)(5).............................      --
Goldman Sachs VIT Mid Cap Value
 Fund(l)(5).............................      --
Invesco V.I. Diversified Dividend
 Fund(n)(o)(5)..........................      --
Invesco V.I. Global Core Equity
 Fund(5)................................   11.36
Invesco V.I. Global Health Care
 Fund(5)................................   10.63
Invesco V.I. Global Real Estate
 Fund(l)(5).............................      --
Invesco V.I. International Growth
 Fund(l)(5).............................      --
Invesco V.I. Mid Cap Core Equity
 Fund(l)(5).............................      --
Invesco V.I. Small Cap Equity
 Fund(l)(5).............................      --
Invesco V.I. Technology Fund(5).........    7.73
IVY Funds VIP Energy(l)(5)..............      --
IVY Funds VIP Mid Cap
 Growth(l)(5)...........................      --
IVY Funds VIP Small Cap
 Growth(l)(5)...........................      --
Janus Aspen Series Balanced
 Portfolio(5)...........................   12.36
Janus Aspen Series Enterprise
 Portfolio(5)...........................    7.68

                                    FSA-104

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                 AT DECEMBER 31,
                                            ----------------------------------------------------------------------------------
                                                                                   UNIT VALUE
                                                                                LOWEST TO HIGHEST
                                            ----------------------------------------------------------------------------------
                                                  2012               2011               2010               2009
                                            -----------------  -----------------  -----------------  -----------------  ------
Janus Aspen Series Forty Portfolio(5)...... $11.99 to  $ 13.06 $ 9.73 to  $ 10.52 $10.51 to  $ 11.27 $ 9.92 to  $ 10.56 $ 6.83
Janus Aspen Series Overseas
 Portfolio(13).............................  19.39 to    24.98  17.09 to    22.15  25.20 to    32.85  20.11 to    26.37  11.20
Janus Aspen Series Perkins Mid Cap
 Value Portfolio(5)........................              19.02              17.17              17.70              15.34
Janus Aspen Series Worldwide
 Portfolio(5)..............................   6.91 to     9.15   5.80 to     7.62   6.77 to     8.83   5.89 to     7.63   4.31
Lazard Retirement Emerging Markets
 Equity Portfolio(l)(5)....................             114.08              93.47             114.04                 --
MFS(R) International Value Portfolio(l)(5).             121.68             104.96             106.86                 --
MFS(R) Investors Growth Stock
 Series(l)(5)..............................             123.91             106.19             105.80                 --
MFS(R) Investors Trust Series(l)(5)........             119.12             100.25             102.73                 --
MFS(R) Utilities Series(5).................  32.04 to    36.28  28.33 to    31.97  26.62 to    29.93  23.48 to    26.30  17.68
Multimanager Aggressive
 Equity(f)(m)(1)...........................              93.54              81.90              87.39              74.30
Multimanager Core Bond(1)..................             172.07             163.14             154.18             145.18
Multimanager International Equity(1).......             187.08             158.89             193.73             181.13
Multimanager Large Cap Core Equity(1)......             163.36             142.67             153.99             138.05
Multimanager Large Cap Value(1)............             183.60             158.87             168.15             148.60
Multimanager Mid Cap Growth(1).............             218.86             189.57             205.79             162.19
Multimanager Mid Cap Value(1)..............             171.37             149.25             172.21             137.87
Multimanager Multi-Sector Bond(3)..........  14.50 to   136.68  13.81 to   129.77  13.16 to   123.50  12.35 to   115.82  11.28
Multimanager Small Cap Growth(1)...........  11.27 to    12.79  10.19 to    11.48  12.18 to    13.62   9.61 to    10.67   7.20
Multimanager Small Cap Value(1)............             215.42             184.48             202.76             162.86
Multimanager Technology(1).................             231.80             204.36             214.70             182.41
Mutual Shares Securities Fund(l)(5)........             116.44             101.93             103.00                 --
Oppenheimer Global Securities
 Fund/VA(5)................................              22.12              18.35              20.14              17.46
PIMCO Variable Insurance Trust
 CommodityRealReturn(R) Strategy
 Portfolio(l)(5)...........................             120.72             114.84             124.21                 --
PIMCO Variable Insurance Trust Global
 Bond Portfolio(Unhedged)(5)...............              23.44              21.99              20.52              18.44
PIMCO Variable Insurance Trust Real
 Return Portfolio(l)(5)....................             127.44             117.29             105.13                 --
PIMCO Variable Insurance Trust Total
 Return Portfolio(l)(5)....................             118.59             108.31             104.64                 --
T. Rowe Price Equity Income
 Portfolio -- II(l)(5).....................             118.74             101.56             102.60                 --
Templeton Developing Markets Securities
 Fund(l)(5)................................             108.20              95.62             113.63                 --
Templeton Global Bond Securities
 Fund(l)(5)................................             119.95             104.25             105.16                 --
Templeton Growth Securities Fund(l)(5).....             117.56              97.10             104.38                 --
UIF Emerging Markets Debt Portfolio(5).....              29.50              25.01              23.37              21.29
Van Eck VIP Emerging Markets Fund(5).......              23.24              17.91              24.11              19.01
Van Eck VIP Global Bond Fund(5)............              23.43              22.19              20.52              19.33
Van Eck VIP Global Hard Assets
 Fund(5)...................................              45.33              43.84              52.47              40.60

                                            -------


                                            -------
                                            2008
                                            -----------
Janus Aspen Series Forty Portfolio(5)...... to  $  7.21
Janus Aspen Series Overseas
 Portfolio(13)............................. to    14.78
Janus Aspen Series Perkins Mid Cap
 Value Portfolio(5)........................       11.54
Janus Aspen Series Worldwide
 Portfolio(5).............................. to     5.54
Lazard Retirement Emerging Markets
 Equity Portfolio(l)(5)....................          --
MFS(R) International Value Portfolio(l)(5).          --
MFS(R) Investors Growth Stock
 Series(l)(5)..............................          --
MFS(R) Investors Trust Series(l)(5)........          --
MFS(R) Utilities Series(5)................. to    19.74
Multimanager Aggressive
 Equity(f)(m)(1)...........................       54.13
Multimanager Core Bond(1)..................      134.03
Multimanager International Equity(1).......      139.42
Multimanager Large Cap Core Equity(1)......      104.18
Multimanager Large Cap Value(1)............      120.96
Multimanager Mid Cap Growth(1).............      114.40
Multimanager Mid Cap Value(1)..............       95.50
Multimanager Multi-Sector Bond(3).......... to   105.63
Multimanager Small Cap Growth(1)........... to     7.93
Multimanager Small Cap Value(1)............      128.82
Multimanager Technology(1).................      115.13
Mutual Shares Securities Fund(l)(5)........          --
Oppenheimer Global Securities
 Fund/VA(5)................................       12.58
PIMCO Variable Insurance Trust
 CommodityRealReturn(R) Strategy
 Portfolio(l)(5)...........................          --
PIMCO Variable Insurance Trust Global
 Bond Portfolio(Unhedged)(5)...............       15.83
PIMCO Variable Insurance Trust Real
 Return Portfolio(l)(5)....................          --
PIMCO Variable Insurance Trust Total
 Return Portfolio(l)(5)....................          --
T. Rowe Price Equity Income
 Portfolio -- II(l)(5).....................          --
Templeton Developing Markets Securities
 Fund(l)(5)................................          --
Templeton Global Bond Securities
 Fund(l)(5)................................          --
Templeton Growth Securities Fund(l)(5).....          --
UIF Emerging Markets Debt Portfolio(5).....       16.35
Van Eck VIP Emerging Markets Fund(5).......        8.92
Van Eck VIP Global Bond Fund(5)............       18.24
Van Eck VIP Global Hard Assets
 Fund(5)...................................       25.77

                                    FSA-105

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)


                                                       AT DECEMBER 31,
                                           ---------------------------------------
                                                     NET ASSETS (000'S)
                                           ---------------------------------------
                                            2012    2011    2010    2009    2008
                                           ------- ------- ------- ------- -------
All Asset Growth-Alt 20................... $62,595 $61,550 $70,737 $68,155 $60,021
American Century VP Mid Cap Value Fund(l).     288     137      25      --      --
AXA Aggressive Allocation.................  20,937  17,441  17,566  13,231   6,742
AXA Balanced Strategy(g)..................   9,328   5,674   2,560     248      --
AXA Conservative Allocation...............   3,147   2,885   2,497   2,091     846
AXA Conservative Growth Strategy(g).......   2,727   1,672     788      30      --
AXA Conservative-Plus Allocation..........   6,706   5,711   5,286   3,638   1,566
AXA Conservative Strategy(g)..............   1,510     861     539      58      --
AXA Growth Strategy(g)....................   9,865   5,766   2,591     301      --
AXA Moderate Allocation...................  33,384  29,636  27,881  20,681   9,312
AXA Moderate Growth Strategy(g)...........  24,929  15,787   7,436     646      --
AXA Moderate-Plus Allocation..............  67,940  58,954  57,417  44,094  23,098
AXA Tactical Manager 400(l)...............     112      64      60      --      --
AXA Tactical Manager 500(l)...............     160      50      31      --      --
AXA Tactical Manager 2000(l)..............     120      50      28      --      --
AXA Tactical Manager International(l).....     144      81      33      --      --
Dreyfus Stock Index Fund, Inc.............  35,815  21,161  24,281  34,285  31,914
EQ/AllianceBernstein Small Cap Growth.....   2,667   2,058   2,040   1,320     766
EQ/BlackRock Basic Value Equity...........   5,040   3,748   3,293   1,998   1,127
EQ/Boston Advisors Equity Income..........  15,819  15,630  16,769  15,939  17,102
EQ/Calvert Socially Responsible...........   1,456   1,341   1,385   1,403   1,113
EQ/Capital Guardian Research..............   4,439   3,839   3,936   3,779   2,766
EQ/Common Stock Index.....................   5,605   4,388   3,629   2,528   1,249
EQ/Core Bond Index(h)(i)..................  35,231  35,516  36,766  36,859   9,495
EQ/Equity 500 Index.......................   6,490   4,545   3,647   2,441   1,437
EQ/Equity Growth PLUS.....................   9,613   9,265  10,655   9,741   7,990
EQ/GAMCO Mergers and Acquisitions.........     966     806     608     316     220
EQ/GAMCO Small Company Value..............  75,343  67,675  76,969  64,123  51,202
EQ/Global Bond PLUS.......................   1,429   1,274   1,046     752     493
EQ/Global Multi-Sector Equity.............   6,384   5,194   5,699   4,464   2,186
EQ/Intermediate Government Bond(j)........  15,056  16,126  16,654   8,368     239
EQ/International Core PLUS................   1,168     826     779     552     188
EQ/International Equity Index.............   3,914   2,932   3,107   2,977   3,517
EQ/International Value PLUS...............   3,838   4,700   5,520   4,619   5,200
EQ/JPMorgan Value Opportunities...........     615     492     449     258     118
EQ/Large Cap Core PLUS....................     489     327     315      53      31
EQ/Large Cap Growth Index.................   1,391   1,020     880     568     225
EQ/Large Cap Growth PLUS(p)...............   1,509   1,224     586     397     219
EQ/Large Cap Value Index(q)...............   7,128   6,468     330     199      86
EQ/Large Cap Value PLUS...................   3,936   7,159   7,871   6,949   6,103
EQ/Lord Abbett Large Cap Core.............     698     539     446     259      79
EQ/MFS International Growth...............  18,802  14,430  17,185  17,016  13,652
EQ/Mid Cap Index..........................   5,612   4,621   4,645   3,673   2,399
EQ/Mid Cap Value PLUS(a)(b)(c)............  12,313  11,904  13,903  12,238     319
EQ/Money Market...........................  22,648  17,209  18,744  23,763  47,430
EQ/Montag & Caldwell Growth...............  44,546  46,158  49,095  49,539  39,026
EQ/Morgan Stanley Mid Cap Growth..........  11,750   9,934  11,000   8,519   6,039
EQ/PIMCO Ultra Short Bond(d)(e)...........   6,314   6,147   6,081   6,077   4,947
EQ/Quality Bond PLUS(k)...................   8,432   8,992   9,613  10,401     404
EQ/Small Company Index....................   5,801   7,005   7,530   5,965   3,109
EQ/T. Rowe Price Growth Stock.............  38,285  34,882  38,615  36,231  29,281

                                    FSA-106

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                    AT DECEMBER 31,
                                                        ---------------------------------------
                                                                  NET ASSETS (000'S)
                                                        ---------------------------------------
                                                         2012    2011    2010    2009    2008
                                                        ------- ------- ------- ------- -------
EQ/UBS Growth & Income................................. $14,183 $13,740 $15,479 $14,919 $11,901
EQ/Van Kampen Comstock.................................     876     658     581     192      94
EQ/Wells Fargo Omega Growth............................   2,565   1,630   1,041     252      51
Fidelity(R) VIP Asset Manager Portfolio................       8       7       6      99      42
Fidelity(R) VIP Contrafund(R) Portfolio................  24,375  23,537  26,505  24,927  26,507
Fidelity(R) VIP Growth & Income Portfolio..............     731     577     508     349     377
Fidelity(R) VIP Mid Cap Portfolio(l)...................     408     214      78      --      --
Franklin Income Securities Fund........................   7,257   6,603   7,296   6,792   6,099
Franklin Rising Dividends Securities Fund..............   1,914   1,012     737     512     439
Franklin Small Cap Value Securities Fund(l)............     126      51      26      --      --
Franklin Strategic Income Securities Fund(l)...........     777     320      85      --      --
Goldman Sachs VIT Mid Cap Value Fund(l)................     224     134      54      --      --
Invesco V.I. Diversified Dividend Fund(n)(o)...........   2,950     177      --      --      --
Invesco V.I. Global Core Equity Fund...................     438     445     553     513   1,169
Invesco V.I. Global Health Care Fund...................     772     680     654     648     506
Invesco V.I. Global Real Estate Fund(l)................     792     277      80      --      --
Invesco V.I. International Growth Fund(l)..............     507     215      69      --      --
Invesco V.I. Mid Cap Core Equity Fund(l)...............     139      54      19      --      --
Invesco V.I. Small Cap Equity Fund(l)..................     129      61      12      --      --
Invesco V.I. Technology Fund...........................     276     244     277     181      75
IVY Funds VIP Energy(l)................................     635     363     106      --      --
IVY Funds VIP Mid Cap Growth(l)........................     709     339     141      --      --
IVY Funds VIP Small Cap Growth(l)......................     205     104      37      --      --
Janus Aspen Series Balanced Portfolio..................   8,582   7,972   8,807   8,782   7,110
Janus Aspen Series Enterprise Portfolio................  11,615  12,321  13,557  12,019   9,274
Janus Aspen Series Forty Portfolio.....................  13,848  15,177  17,601  18,028  14,263
Janus Aspen Series Overseas Portfolio..................   4,255   5,821   9,440   7,966   5,082
Janus Aspen Series Perkins Mid Cap Value Portfolio.....   2,288   1,269   1,450   1,375   1,195
Janus Aspen Series Worldwide Portfolio.................   9,797   8,977  11,487  11,037   8,499
Lazard Retirement Emerging Markets Equity Portfolio(l).   1,938     915     354      --      --
MFS(R) International Value Portfolio(l)................     847     394     168      --      --
MFS(R) Investors Growth Stock Series(l)................      68      20       3      --      --
MFS(R) Investors Trust Series(l).......................      38      16       1      --      --
MFS(R) Utilities Series................................   1,596   1,458   1,506   1,521   1,236
Multimanager Aggressive Equity(f)(m)...................   1,772   1,446   1,447     560      75
Multimanager Core Bond.................................  10,734   8,913   8,603   7,901   9,961
Multimanager International Equity......................   1,439   1,088   1,213     836     394
Multimanager Large Cap Core Equity.....................     290     245     238     101      50
Multimanager Large Cap Value...........................   1,333   4,813   5,237   4,589   5,220
Multimanager Mid Cap Growth............................     600     453     426     264     136
Multimanager Mid Cap Value.............................   1,173     960   1,014     499     281
Multimanager Multi-Sector Bond.........................   2,729   2,516   2,308   1,970   1,723
Multimanager Small Cap Growth..........................  10,843  10,478  13,400  11,393   9,070
Multimanager Small Cap Value...........................     572     462     492     293     116
Multimanager Technology................................   1,848   1,311   1,162     692     278
Mutual Shares Securities Fund(l).......................     174     116      58      --      --
Oppenheimer Global Securities Fund/VA..................   2,123   1,778   2,022   1,776   1,287
PIMCO Variable Insurance Trust CommodityRealReturn(R)
 Strategy Portfolio(l).................................     573     285     111      --      --
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged)............................................   4,020   3,699   3,590   3,188   2,964

                                    FSA-107

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                    AT DECEMBER 31,
                                                          ------------------------------------
                                                                   NET ASSETS (000'S)
                                                          ------------------------------------
                                                           2012    2011    2010   2009   2008
                                                          ------- ------- ------ ------ ------
PIMCO Variable Insurance Trust Real Return Portfolio(l).. $ 1,618 $   643 $  266 $   -- $   --
PIMCO Variable Insurance Trust Total Return Portfolio(l).   2,719   1,605    953     --     --
T. Rowe Price Equity Income Portfolio -- II(l)...........     284     130     16     --     --
Templeton Developing Markets Securities Fund(l)..........  16,686  14,671    169     --     --
Templeton Global Bond Securities Fund(l).................  18,191  15,251    420     --     --
Templeton Growth Securities Fund(l)......................      89      25     13     --     --
UIF Emerging Markets Debt Portfolio......................     209     163    161    283    381
Van Eck VIP Emerging Markets Fund........................   1,548   1,522  2,152  1,891  1,069
Van Eck VIP Global Bond Fund.............................   1,108     220    250    115    222
Van Eck VIP Global Hard Assets Fund......................   2,346     762    667    481    296

                                    FSA-108

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                   AT DECEMBER 31,
                                           -------------------------------
                                                      INVESTMENT
                                                    INCOME RATIO*
                                           -------------------------------
                                           2012  2011   2010   2009   2008
                                           ----  ----  -----  -----  -----
All Asset Growth-Alt 20................... 1.50% 1.37%  1.43%  2.05%  2.19%
American Century VP Mid Cap Value Fund(l). 1.98  1.41   2.68     --     --
AXA Aggressive Allocation................. 0.91  1.34   1.71   1.17   2.26
AXA Balanced Strategy(g).................. 0.88  1.57   2.26   3.76     --
AXA Conservative Allocation............... 0.86  1.76   2.52   3.00   8.59
AXA Conservative Growth Strategy(g)....... 0.91  1.66   2.55   4.43     --
AXA Conservative-Plus Allocation.......... 0.86  1.60   2.31   2.56   4.92
AXA Conservative Strategy(g).............. 0.99  1.65   2.91   5.07     --
AXA Growth Strategy(g).................... 0.90  1.54   1.98   2.55     --
AXA Moderate Allocation................... 0.81  1.59   2.30   1.81   5.41
AXA Moderate Growth Strategy(g)........... 0.84  1.42   1.94   2.68     --
AXA Moderate-Plus Allocation.............. 0.83  1.49   1.87   1.61   3.17
AXA Tactical Manager 400(l)............... 0.26  0.03     --     --     --
AXA Tactical Manager 500(l)............... 0.91  0.52   1.04     --     --
AXA Tactical Manager 2000(l).............. 0.45  0.03   0.13     --     --
AXA Tactical Manager International(l)..... 0.75  2.03   2.41     --     --
Dreyfus Stock Index Fund, Inc............. 2.12  1.82   1.65   2.09   2.07
EQ/AllianceBernstein Small Cap Growth..... 0.24    --   0.02   0.09   0.01
EQ/BlackRock Basic Value Equity........... 1.73  1.34   1.54   2.97   2.07
EQ/Boston Advisors Equity Income.......... 1.82  1.95   2.45   2.50   2.15
EQ/Calvert Socially Responsible........... 0.99  0.56   0.05   0.49   0.44
EQ/Capital Guardian Research.............. 0.94  0.95   1.03   1.51   1.11
EQ/Common Stock Index..................... 1.68  1.39   1.41   2.07   2.35
EQ/Core Bond Index(h)(i).................. 1.44  2.08   2.37   5.87   3.00
EQ/Equity 500 Index....................... 1.91  1.68   1.53   2.20   2.39
EQ/Equity Growth PLUS..................... 0.62  0.27   0.29   0.88   0.96
EQ/GAMCO Mergers and Acquisitions.........   --  0.20     --     --   0.57
EQ/GAMCO Small Company Value.............. 1.26  0.07   0.34   0.41   0.54
EQ/Global Bond PLUS....................... 1.50  3.54   2.95   0.82  23.25
EQ/Global Multi-Sector Equity............. 1.50  1.87   1.27   1.50   0.26
EQ/Intermediate Government Bond(j)........ 0.24  0.63   1.84   4.32   4.97
EQ/International Core PLUS................ 1.63  3.08   1.97   4.04   2.29
EQ/International Equity Index............. 3.31  3.03   2.38   2.46   3.09
EQ/International Value PLUS............... 1.52  2.16   1.00   1.90   2.22
EQ/JPMorgan Value Opportunities........... 1.04  1.15   1.64   1.81   3.19
EQ/Large Cap Core PLUS.................... 1.22  1.10   2.03   5.05   0.70
EQ/Large Cap Growth Index................. 1.35  0.96   1.09   2.62   0.25
EQ/Large Cap Growth PLUS(p)............... 0.61  0.55   0.41   1.52   0.17
EQ/Large Cap Value Index(q)............... 2.00  1.71   1.77  11.22   2.14
EQ/Large Cap Value PLUS................... 1.04  1.29   1.36   2.19   2.99
EQ/Lord Abbett Large Cap Core............. 1.23  0.84   0.44   0.83   1.47
EQ/MFS International Growth............... 1.05  0.64   0.85   1.14   0.94
EQ/Mid Cap Index.......................... 1.03  0.78   0.95   1.37   1.11
EQ/Mid Cap Value PLUS(a)(b)(c)............ 1.19  1.05   1.25   1.25   1.67
EQ/Money Market...........................   --  0.01   0.07   0.22   2.35
EQ/Montag & Caldwell Growth............... 0.82  0.50   0.56   0.39   0.19
EQ/Morgan Stanley Mid Cap Growth.......... 0.50  0.25   0.35     --     --
EQ/PIMCO Ultra Short Bond(d)(e)........... 0.57  0.58   0.40   1.14   2.58
EQ/Quality Bond PLUS(k)................... 0.61  2.35  10.24   8.56   6.30

                                    FSA-109

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                               AT DECEMBER 31,
                                                        -----------------------------
                                                                  INVESTMENT
                                                                INCOME RATIO*
                                                        -----------------------------
                                                        2012  2011  2010  2009   2008
                                                        ----  ----  ----  ----  -----
EQ/Small Company Index................................. 1.28% 0.86% 1.24% 1.53%  0.88%
EQ/T. Rowe Price Growth Stock..........................   --    --    --    --     --
EQ/UBS Growth & Income................................. 0.84  0.75  0.72  0.83   1.21
EQ/Van Kampen Comstock................................. 1.39  1.52  1.87  1.74   2.98
EQ/Wells Fargo Omega Growth............................ 0.02    --  0.01  0.26   0.84
Fidelity(R) VIP Asset Manager Portfolio................ 1.60  2.23  0.25  2.62   0.77
Fidelity(R) VIP Contrafund(R) Portfolio................ 1.23  0.92  1.00  1.18   0.93
Fidelity(R) VIP Growth & Income Portfolio.............. 2.38  1.98  0.87  1.04   0.54
Fidelity(R) VIP Mid Cap Portfolio(l)................... 0.51  0.03  0.34    --     --
Franklin Income Securities Fund........................ 6.41  5.77  6.69  8.57   5.48
Franklin Rising Dividends Securities Fund.............. 1.62  1.45  1.55  1.44   1.81
Franklin Small Cap Value Securities Fund(l)............ 0.82  0.58  0.06    --     --
Franklin Strategic Income Securities Fund(l)........... 6.66  5.30  0.01    --     --
Goldman Sachs VIT Mid Cap Value Fund(l)................ 1.18  0.79  0.76    --     --
Invesco V.I. Diversified Dividend Fund(n)(o)........... 4.10    --    --    --     --
Invesco V.I. Global Core Equity Fund................... 2.51  3.40  1.92  4.56   2.72
Invesco V.I. Global Health Care Fund...................   --    --    --  0.36     --
Invesco V.I. Global Real Estate Fund(l)................ 0.54  5.11  6.86    --     --
Invesco V.I. International Growth Fund(l).............. 1.56  0.82  1.46    --     --
Invesco V.I. Mid Cap Core Equity Fund(l)...............   --  0.13  0.34    --     --
Invesco V.I. Small Cap Equity Fund(l)..................   --    --    --    --     --
Invesco V.I. Technology Fund...........................   --  0.18    --    --     --
IVY Funds VIP Energy(l)................................   --    --    --    --     --
IVY Funds VIP Mid Cap Growth(l)........................   --  3.17    --    --     --
IVY Funds VIP Small Cap Growth(l)......................   --  0.73    --    --     --
Janus Aspen Series Balanced Portfolio.................. 2.84  2.41  2.81  3.06   2.65
Janus Aspen Series Enterprise Portfolio................   --    --  0.07    --   0.25
Janus Aspen Series Forty Portfolio..................... 0.67  0.36  0.34  0.04   0.02
Janus Aspen Series Overseas Portfolio.................. 0.64  0.41  0.60  0.48   1.18
Janus Aspen Series Perkins Mid Cap Value Portfolio..... 0.87  0.58  0.49  0.33   0.32
Janus Aspen Series Worldwide Portfolio................. 0.87  0.58  0.61  1.44   0.49
Lazard Retirement Emerging Markets Equity Portfolio(l). 2.04  2.82  3.04    --     --
MFS(R) International Value Portfolio(l)................ 1.52  1.19    --    --     --
MFS(R) Investors Growth Stock Series(l)................ 0.26  0.35    --    --     --
MFS(R) Investors Trust Series(l)....................... 0.83  1.31    --    --     --
MFS(R) Utilities Series................................ 6.81  3.10  3.16  4.81   1.48
Multimanager Aggressive Equity(f)(m)................... 0.25    --  0.64  0.21   0.47
Multimanager Core Bond................................. 2.07  2.77  3.01  3.66   5.25
Multimanager International Equity...................... 1.54  1.73  3.38  1.91   2.49
Multimanager Large Cap Core Equity..................... 0.62  0.34  0.42  1.71   0.78
Multimanager Large Cap Value........................... 0.47  1.19  1.13  1.70   1.87
Multimanager Mid Cap Growth............................   --    --    --    --     --
Multimanager Mid Cap Value............................. 0.40  0.02  1.00  3.24   0.80
Multimanager Multi-Sector Bond......................... 2.37  4.09  2.81  4.82  10.67
Multimanager Small Cap Growth..........................   --    --    --    --     --
Multimanager Small Cap Value........................... 0.61  0.07  0.17  1.20   0.33
Multimanager Technology................................   --    --    --    --     --
Mutual Shares Securities Fund(l)....................... 2.16  2.56  0.44    --     --
Oppenheimer Global Securities Fund/VA.................. 1.92  1.04  1.20  1.92   1.27

                                    FSA-110

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                  AT DECEMBER 31,
                                                          ------------------------------
                                                                    INVESTMENT
                                                                   INCOME RATIO*
                                                          ------------------------------
                                                          2012   2011   2010  2009  2008
                                                          ----  -----  -----  ----  ----
PIMCO Variable Insurance Trust CommodityRealReturn(R)
 Strategy Portfolio(l)................................... 2.52% 14.04% 11.32%   --%   --%
PIMCO Variable Insurance Trust Global Bond Portfolio
 (Unhedged).............................................. 1.62   2.56   4.56  2.89  3.37
PIMCO Variable Insurance Trust Real Return Portfolio(l).. 0.93   1.80   2.88    --    --
PIMCO Variable Insurance Trust Total Return Portfolio(l). 2.47   2.55   5.85    --    --
T. Rowe Price Equity Income Portfolio -- II(l)........... 2.05   2.03   1.64    --    --
Templeton Developing Markets Securities Fund(l).......... 1.38   0.07   0.02    --    --
Templeton Global Bond Securities Fund(l)................. 6.34   1.13   0.01    --    --
Templeton Growth Securities Fund(l)...................... 1.83   1.59     --    --    --
UIF Emerging Markets Debt Portfolio......................   --   3.41   3.63  6.96  7.11
Van Eck VIP Emerging Markets Fund........................   --   1.04   3.14  0.15    --
Van Eck VIP Global Bond Fund............................. 0.81   8.27   0.60  4.11  2.94
Van Eck VIP Global Hard Assets Fund...................... 0.92   0.99   0.41  0.28  0.30

                                    FSA-111

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)


                                                                            AT DECEMBER 31,
                                               -------------------------------------------------------------------------
                                                                            EXPENSE RATIO**
                                                                           LOWEST TO HIGHEST
                                               -------------------------------------------------------------------------
                                                    2012            2011            2010            2009            2008
                                               -------------   -------------   -------------   -------------   -------------
All Asset Growth-Alt 20(6).................... 0.00% to  0.75% 0.00% to  0.75% 0.00% to  0.75% 0.00% to  0.75% 0.00% to  0.75%
American Century VP Mid Cap Value Fund(l)(10).           0.00            0.00            0.00              --              --
AXA Aggressive Allocation(6).................. 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
AXA Balanced Strategy(g)(6)...................           0.00            0.00            0.00            0.00              --
AXA Conservative Allocation(6)................ 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
AXA Conservative Growth Strategy(g)(6)........           0.00            0.00            0.00            0.00              --
AXA Conservative-Plus Allocation(6)........... 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
AXA Conservative Strategy(g)(6)...............           0.00            0.00            0.00            0.00              --
AXA Growth Strategy(g)(6).....................           0.00            0.00            0.00            0.00              --
AXA Moderate Allocation(6).................... 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
AXA Moderate Growth Strategy(g)(6)............           0.00            0.00            0.00            0.00              --
AXA Moderate-Plus Allocation(6)............... 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
AXA Tactical Manager 400(l)(6)................           0.00            0.00            0.00              --              --
AXA Tactical Manager 500(l)(6)................           0.00            0.00            0.00              --              --
AXA Tactical Manager 2000(l)(6)...............           0.00            0.00            0.00              --              --
AXA Tactical Manager International(l)(6)......           0.00            0.00            0.00              --              --
Dreyfus Stock Index Fund, Inc.(10)............ 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
EQ/AllianceBernstein Small Cap Growth(9)...... 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
EQ/BlackRock Basic Value Equity(6)............ 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
EQ/Boston Advisors Equity Income(6)........... 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
EQ/Calvert Socially Responsible(9)............ 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
EQ/Capital Guardian Research(9)............... 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
EQ/Common Stock Index(6)......................           0.00            0.00            0.00            0.00            0.00
EQ/Core Bond Index(h)(i)(9)................... 0.00  to  0.75  0.00  to  0.75  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
EQ/Equity 500 Index(6)........................           0.00            0.00            0.00            0.00            0.00
EQ/Equity Growth PLUS(6)...................... 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
EQ/GAMCO Mergers and Acquisitions(6)..........           0.00            0.00            0.00            0.00            0.00
EQ/GAMCO Small Company Value(6)............... 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
EQ/Global Bond PLUS(6)........................           0.00            0.00            0.00            0.00            0.00
EQ/Global Multi-Sector Equity(9).............. 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
EQ/Intermediate Government Bond(j)(9)......... 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75            0.00            0.00
EQ/International Core PLUS(6).................           0.00            0.00            0.00            0.00            0.00
EQ/International Equity Index(7)..............           0.00            0.00            0.00            0.00            0.00
EQ/International Value PLUS(7)................           0.00            0.00            0.00            0.00            0.00
EQ/JPMorgan Value Opportunities(6)............           0.00            0.00            0.00            0.00            0.00
EQ/Large Cap Core PLUS(6).....................           0.00            0.00            0.00            0.00            0.00
EQ/Large Cap Growth Index(6)..................           0.00            0.00            0.00            0.00            0.00
EQ/Large Cap Growth PLUS(p)(6)................           0.00            0.00            0.00            0.00            0.00
EQ/Large Cap Value Index(q)(9)................ 0.00  to  0.35  0.00  to  0.35            0.00            0.00            0.00
EQ/Large Cap Value PLUS(9).................... 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
EQ/Lord Abbett Large Cap Core(6)..............           0.00            0.00            0.00            0.00            0.00
EQ/MFS International Growth(6)................ 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
EQ/Mid Cap Index(9)........................... 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
EQ/Mid Cap Value PLUS(a)(b)(c)(9)............. 0.00  to  0.35  0.00  to  0.35            0.00  0.00  to  0.35            0.00
EQ/Money Market(7)............................ 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
EQ/Montag & Caldwell Growth(6)................ 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
EQ/Morgan Stanley Mid Cap Growth(9)........... 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
EQ/PIMCO Ultra Short Bond(d)(e)(8)............ 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
EQ/Quality Bond PLUS(k)(6).................... 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75            0.00            0.00
EQ/Small Company Index(9)..................... 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35

                                    FSA-112

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               AT DECEMBER 31,
                                                  -------------------------------------------------------------------------
                                                                               EXPENSE RATIO**
                                                                              LOWEST TO HIGHEST
                                                  -------------------------------------------------------------------------
                                                       2012            2011            2010            2009            2008
                                                  -------------   -------------   -------------   -------------   -------------
EQ/T. Rowe Price Growth Stock(6)................. 0.00% to  0.75% 0.00% to  0.75% 0.00% to  0.75% 0.00% to  0.75% 0.00% to  0.75%
EQ/UBS Growth & Income(6)........................ 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
EQ/Van Kampen Comstock(6)........................           0.00            0.00            0.00            0.00            0.00
EQ/Wells Fargo Omega Growth(6)...................           0.00            0.00            0.00            0.00            0.00
Fidelity(R) VIP Asset Manager Portfolio(10)......           0.00            0.00            0.00            0.00            0.00
Fidelity(R) VIP Contrafund(R) Portfolio(12)...... 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
Fidelity(R) VIP Growth & Income Portfolio(10)....           0.00            0.00            0.00            0.00            0.00
Fidelity(R) VIP Mid Cap Portfolio(l)(10).........           0.00            0.00            0.00              --              --
Franklin Income Securities Fund(10).............. 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
Franklin Rising Dividends Securities Fund(10).... 0.00  to  0.35  0.00  to  0.35            0.35            0.35            0.35
Franklin Small Cap Value Securities Fund(l)(10)..           0.00            0.00            0.00              --              --
Franklin Strategic Income Securities Fund(l)(10).           0.00            0.00            0.00              --              --
Goldman Sachs VIT Mid Cap Value Fund(l)(10)......           0.00            0.00            0.00              --              --
Invesco V.I. Diversified Dividend Fund(n)(o)(10). 0.00  to  0.35  0.00  to  0.35              --              --              --
Invesco V.I. Global Core Equity Fund(10)......... 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
Invesco V.I. Global Health Care Fund(10)......... 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
Invesco V.I. Global Real Estate Fund(l)(10)......           0.00            0.00            0.00              --              --
Invesco V.I. International Growth Fund(l)(10)....           0.00            0.00            0.00              --              --
Invesco V.I. Mid Cap Core Equity Fund(l)(10).....           0.00            0.00            0.00              --              --
Invesco V.I. Small Cap Equity Fund(l)(10)........           0.00            0.00            0.00              --              --
Invesco V.I. Technology Fund(10)................. 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
IVY Funds VIP Energy(l)(10)......................           0.00            0.00            0.00              --              --
IVY Funds VIP Mid Cap Growth(l)(10)..............           0.00            0.00            0.00              --              --
IVY Funds VIP Small Cap Growth(l)(10)............           0.00            0.00            0.00              --              --
Janus Aspen Series Balanced Portfolio(10)........ 0.35  to  0.75  0.35  to  0.75  0.35  to  0.75  0.35  to  0.75  0.35  to  0.75
Janus Aspen Series Enterprise Portfolio(10)...... 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
Janus Aspen Series Forty Portfolio(10)........... 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
Janus Aspen Series Overseas Portfolio(14)........ 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
Janus Aspen Series Perkins Mid Cap Value
 Portfolio (10)..................................           0.00            0.00            0.00            0.00            0.00
Janus Aspen Series Worldwide Portfolio(10)....... 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
Lazard Retirement Emerging Markets Equity
 Portfolio(l)(10)................................           0.00            0.00            0.00              --              --
MFS(R) International Value Portfolio(l)(10)......           0.00            0.00            0.00              --              --
MFS(R) Investors Growth Stock Series(l)(10)......           0.00            0.00            0.00              --              --
MFS(R) Investors Trust Series(l)(10).............           0.00            0.00            0.00              --              --
MFS(R) Utilities Series(10)...................... 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
Multimanager Aggressive Equity(f)(m)(6)..........           0.00            0.00            0.00            0.00            0.00
Multimanager Core Bond(6)........................           0.00            0.00            0.00            0.00            0.00
Multimanager International Equity(6).............           0.00            0.00            0.00            0.00            0.00
Multimanager Large Cap Core Equity(6)............           0.00            0.00            0.00            0.00            0.00
Multimanager Large Cap Value(6)..................           0.00            0.00            0.00            0.00            0.00
Multimanager Mid Cap Growth(6)...................           0.00            0.00            0.00            0.00            0.00
Multimanager Mid Cap Value(6)....................           0.00            0.00            0.00            0.00            0.00
Multimanager Multi-Sector Bond(9)................ 0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35  0.00  to  0.35
Multimanager Small Cap Growth(6)................. 0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75  0.00  to  0.75
Multimanager Small Cap Value(6)..................           0.00            0.00            0.00            0.00            0.00
Multimanager Technology(6).......................           0.00            0.00            0.00            0.00            0.00
Mutual Shares Securities Fund(l)(10).............           0.00            0.00            0.00              --              --
Oppenheimer Global Securities Fund/VA(10)........           0.35            0.35            0.35            0.35            0.35

                                    FSA-113

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     AT DECEMBER 31,
                                                    ------------------------------------------------
                                                                     EXPENSE RATIO**
                                                                    LOWEST TO HIGHEST
                                                    ------------------------------------------------
                                                      2012          2011          2010          2009          2008
                                                    --------      --------      --------      --------      --------
PIMCO Variable Insurance Trust
 CommodityRealReturn(R) Strategy
 Portfolio(l)(10)..................................         0.00%         0.00%         0.00%           --%           --%
PIMCO Variable Insurance Trust Global Bond
 Portfolio(Unhedged)(10)...........................         0.35          0.35          0.35          0.35          0.35
PIMCO Variable Insurance Trust Real Return
 Portfolio(l)(10)..................................         0.00          0.00          0.00            --            --
PIMCO Variable Insurance Trust Total Return
 Portfolio(l)(10)..................................         0.00          0.00          0.00            --            --
T. Rowe Price Equity Income Portfolio -- II(l)(10).         0.00          0.00          0.00            --            --
Templeton Developing Markets Securities
 Fund(l)(10).......................................         0.00          0.00          0.00            --            --
Templeton Global Bond Securities Fund(l)(10).......         0.00          0.00          0.00            --            --
Templeton Growth Securities Fund(l)(10)............         0.00          0.00          0.00            --            --
UIF Emerging Markets Debt Portfolio(10)............         0.00          0.00          0.00          0.00          0.00
Van Eck VIP Emerging Markets Fund(10)..............         0.00          0.00          0.00          0.00          0.00
Van Eck VIP Global Bond Fund(10)...................         0.00          0.00          0.00          0.00          0.00
Van Eck VIP Global Hard Assets Fund(10)............         0.00          0.00          0.00          0.00          0.00

                                    FSA-114

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)


                                                                                   AT DECEMBER 31,
                                             -----------------------------------------------------------------------------------
                                                                                   TOTAL RETURN***
                                                                                  LOWEST TO HIGHEST
                                             -----------------------------------------------------------------------------------
                              SHARE CLASS+         2012               2011                2010              2009
                             --------------- ---------------   -----------------    ---------------   ---------------   --------
All Asset Growth-Alt 20.....    CLASS B      11.16% to  12.04% (4.20)% to   (3.49)% 14.09% to  15.00% 25.19% to  26.03% (30.90)%
American Century VP Mid
 Cap Value Fund(l)..........    CLASS II                16.24               (0.84)             18.21                --
AXA Aggressive Allocation...    CLASS A                 14.16               (7.30)             13.36             27.60
AXA Aggressive Allocation...    CLASS B      13.31  to  14.17  (8.15)  to   (7.50)  12.14  to  13.08  26.40  to  27.28  (39.64)
AXA Balanced Strategy(g)....    CLASS B                  8.54               (2.39)             10.06              1.85
AXA Conservative
 Allocation.................    CLASS A                  4.62                2.18               7.51             10.10
AXA Conservative
 Allocation.................    CLASS B       3.81  to   4.58   1.13   to    1.90    6.51  to   7.27   9.06  to   9.83  (11.75)
AXA Conservative Growth
 Strategy(g)................    CLASS B                  7.20               (1.39)              9.15              1.63
AXA Conservative-Plus
 Allocation.................    CLASS A                  7.31               (0.48)              9.43             14.66
AXA Conservative-Plus
 Allocation.................    CLASS B       6.65  to   7.37  (1.49)  to   (0.71)   8.28  to   9.07  13.55  to  14.42  (20.02)
AXA Conservative
 Strategy(g)................    CLASS B                  4.48                0.72               7.28              1.00
AXA Growth Strategy(g)......    CLASS B                 11.21               (4.41)             11.68              2.45
AXA Moderate Allocation.....    CLASS A                  8.82               (2.18)             10.16             17.31
AXA Moderate Allocation.....    CLASS B       7.96  to   8.80  (3.09)  to   (2.40)   9.09  to   9.92  16.02  to  17.01  (25.00)
AXA Moderate Growth
 Strategy(g)................    CLASS B                  9.84               (3.33)             10.87              2.11
AXA Moderate-Plus
 Allocation.................    CLASS A                 11.53               (4.71)             11.81             22.32
AXA Moderate-Plus
 Allocation.................    CLASS B      10.69  to  11.53  (5.64)  to   (4.96)  10.68  to  11.55  21.08  to  21.96  (32.35)
AXA Tactical Manager 400(l).    CLASS B                 16.46               (8.22)             21.46                --
AXA Tactical Manager 500(l).    CLASS B                 14.83               (3.75)             17.17                --
AXA Tactical Manager
 2000(l)....................    CLASS B                 15.44              (10.55)             22.34                --
AXA Tactical Manager
 International(l)...........    CLASS B                 16.59              (16.05)             21.27                --
Dreyfus Stock Index
 Fund, Inc.................. INITIAL SHARES  14.83  to  15.75   1.17   to    1.82   13.94  to  14.86  25.38  to  26.37  (37.51)
EQ/AllianceBernstein Small
 Cap Growth.................    CLASS A      15.19  to  15.62  (0.51)  to   (0.40)  33.08  to  33.54  35.52  to  36.05  (44.71)
EQ/AllianceBernstein Small
 Cap Growth.................    CLASS B                 15.59               (0.65)             33.24             35.68
EQ/BlackRock Basic Value
 Equity.....................    CLASS B      13.23  to  13.63  (3.43)  to   (3.10)  11.90  to  12.28  29.88  to  30.28  (36.79)
EQ/Boston Advisors Equity
 Income.....................    CLASS A      17.10  to  17.75  (0.77)  to   (0.18)  15.25  to  15.96  11.18  to  11.88  (32.50)
EQ/Boston Advisors Equity
 Income.....................    CLASS B      16.85  to  17.73  (1.17)  to   (0.39)  14.82  to  15.70  10.69  to  11.55  (32.79)
EQ/Calvert Socially
 Responsible................    CLASS A      15.90  to  16.67  (0.26)  to    0.49   11.87  to  12.78  30.41  to  31.39  (45.53)
EQ/Calvert Socially
 Responsible................    CLASS B      16.29  to  16.73   0.00   to    0.28   12.06  to  12.53  30.39  to  30.88  (45.38)
EQ/Capital Guardian
 Research...................    CLASS A      16.50  to  17.35   3.47   to    4.26   15.17  to  16.18  30.81  to  31.64  (39.92)

                             ------


                             ------
                             2008
                             ----------
All Asset Growth-Alt 20..... to  (30.36)%
American Century VP Mid
 Cap Value Fund(l)..........         --
AXA Aggressive Allocation...     (39.01)
AXA Aggressive Allocation... to  (39.19)
AXA Balanced Strategy(g)....         --
AXA Conservative
 Allocation.................     (10.82)
AXA Conservative
 Allocation................. to  (11.01)
AXA Conservative Growth
 Strategy(g)................         --
AXA Conservative-Plus
 Allocation.................     (19.22)
AXA Conservative-Plus
 Allocation................. to  (19.43)
AXA Conservative
 Strategy(g)................         --
AXA Growth Strategy(g)......         --
AXA Moderate Allocation.....     (24.27)
AXA Moderate Allocation..... to  (24.47)
AXA Moderate Growth
 Strategy(g)................         --
AXA Moderate-Plus
 Allocation.................     (31.60)
AXA Moderate-Plus
 Allocation................. to  (31.77)
AXA Tactical Manager 400(l).         --
AXA Tactical Manager 500(l).         --
AXA Tactical Manager
 2000(l)....................         --
AXA Tactical Manager
 International(l)...........         --
Dreyfus Stock Index
 Fund, Inc.................. to  (37.07)
EQ/AllianceBernstein Small
 Cap Growth................. to  (44.52)
EQ/AllianceBernstein Small
 Cap Growth.................     (44.66)
EQ/BlackRock Basic Value
 Equity..................... to  (36.56)
EQ/Boston Advisors Equity
 Income..................... to  (32.14)
EQ/Boston Advisors Equity
 Income..................... to  (32.30)
EQ/Calvert Socially
 Responsible................ to  (45.15)
EQ/Calvert Socially
 Responsible................ to  (45.22)
EQ/Capital Guardian
 Research................... to  (39.46)

                                    FSA-115

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                          AT DECEMBER 31,
                                       ------------------------------------------------------------------------------------
                                                                          TOTAL RETURN***
                                                                         LOWEST TO HIGHEST
                                       ------------------------------------------------------------------------------------
                         SHARE CLASS+       2012               2011             2010             2009               2008
                         ------------  --------------   -----------------  --------------   --------------   -----------------
EQ/Capital Guardian
 Research...............   CLASS B               17.41%              4.00%           15.80%           31.45%             (39.66)%
EQ/Common Stock
 Index..................   CLASS A               15.55               0.79            16.13            28.66              (43.65)
EQ/Common Stock
 Index..................   CLASS B               15.59               0.54            15.86            28.32              (43.79)
EQ/Core Bond
 Index(h)(i)............   CLASS A      2.43 to   3.16   4.23  to    5.02   5.24 to   6.08   2.53 to   2.93   (8.99) to   (8.67)
EQ/Core Bond
 Index(h)(i)............   CLASS B                3.16               4.80             5.78             2.68               (8.93)
EQ/Equity 500 Index.....   CLASS B               15.23               1.51            14.38            25.87              (37.33)
EQ/Equity Growth
 PLUS...................   CLASS B     13.42 to  14.24  (6.88) to   (6.19) 14.40 to  15.26  26.81 to  27.81  (40.75) to  (40.29)
EQ/GAMCO Mergers
 and Acquisitions.......   CLASS B                5.25               1.35             9.62            16.63              (13.83)
EQ/GAMCO Small
 Company Value..........   CLASS B     16.97 to  17.85  (4.21) to   (3.50) 31.64 to  32.67  40.40 to  41.42  (31.18) to  (30.65)
EQ/Global Bond
 PLUS...................   CLASS B                3.72               4.40             6.31             1.96                6.48
EQ/Global Multi-Sector
 Equity.................   CLASS A               16.59             (12.36)           11.29            49.79              (57.41)
EQ/Global Multi-Sector
 Equity.................   CLASS B               16.99             (12.32)           11.46            50.06              (57.35)
EQ/Intermediate
 Government
 Bond(j)................   CLASS A      0.21 to   1.01   4.78  to    5.55   3.70 to   4.44               --                  --
EQ/Intermediate
 Government
 Bond(j)................   CLASS B                0.98               5.29             4.22            (2.27)               3.12
EQ/International Core
 PLUS...................   CLASS B               16.31             (16.93)            9.22            35.34              (44.86)
EQ/International Equity
 Index..................   CLASS A               16.24             (11.96)            5.40            27.42              (50.57)
EQ/International Equity
 Index..................   CLASS B               16.27             (12.20)            5.21            27.09              (50.72)
EQ/International Value
 PLUS...................   CLASS A               17.53             (15.94)            6.31            30.65              (42.86)
EQ/International Value
 PLUS...................   CLASS B               17.47             (16.16)            6.07            30.25              (42.99)
EQ/JPMorgan Value
 Opportunities..........   CLASS A               16.01              (4.99)           12.60            32.73              (39.69)
EQ/JPMorgan Value
 Opportunities..........   CLASS B               16.05              (5.23)           12.32            32.32              (39.77)
EQ/Large Cap Core
 PLUS...................   CLASS B               14.99              (4.24)           14.18            26.52              (37.41)
EQ/Large Cap Growth
 Index..................   CLASS B               14.73               2.35            15.96            36.20              (36.26)
EQ/Large Cap Growth
 PLUS(p)................   CLASS A               13.70              (7.12)              --               --                  --

                                    FSA-116

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                            AT DECEMBER 31,
                                      --------------------------------------------------------------------------------------
                                                                            TOTAL RETURN***
                                                                           LOWEST TO HIGHEST
                                      --------------------------------------------------------------------------------------
                       SHARE CLASS+         2012                2011               2010              2009               2008
                       -------------- ---------------   ------------------   ---------------   ---------------   -----------
EQ/Large Cap Growth
 PLUS(p)..............    CLASS B                13.74%              (3.66)%            14.45%            34.86%
EQ/Large Cap Value
 Index(q).............    CLASS A                16.15               (5.61)                --                --
EQ/Large Cap Value
 Index(q).............    CLASS B                16.59               (0.32)             14.62             19.14
EQ/Large Cap Value
 PLUS.................    CLASS A     15.47  to  15.84   (5.19) to   (4.77)  12.49  to  12.92  20.25  to  20.53  (43.19) to
EQ/Large Cap Value
 PLUS.................    CLASS B                15.85               (5.07)             12.69             20.44
EQ/Lord Abbett Large
 Cap Core.............    CLASS B                15.37               (8.51)             13.96             25.51
EQ/MFS International
 Growth...............    CLASS B     18.80  to  19.71  (11.39) to  (10.73)  14.11  to  14.96  36.19  to  37.25  (40.74) to
EQ/Mid Cap Index......    CLASS A                16.69               (2.50)             25.61             36.14
EQ/Mid Cap Index......    CLASS B                17.08               (2.41)             25.75             36.27
EQ/Mid Cap Value
 PLUS(a)(b)(c)........    CLASS A     18.20  to  18.62   (9.37) to   (9.11)  22.09  to  22.50                --
EQ/Mid Cap Value
 PLUS(a)(b)(c)........    CLASS B                18.63               (9.43)             22.46             35.85
EQ/Money Market.......    CLASS A     (0.73) to   0.00   (0.82) to    0.00   (0.63) to   0.09  (0.45) to   0.35    1.65  to
EQ/Money Market.......    CLASS B                 0.00                0.00               0.01             (0.01)
EQ/Montag &
 Caldwell Growth......    CLASS B     11.76  to  12.67    2.04  to    2.78    7.49  to   8.29  28.78  to  29.75  (33.40) to
EQ/Morgan Stanley
 Mid Cap Growth.......    CLASS A      8.33  to   8.75   (7.76) to   (7.47)  32.12  to  32.62  56.88  to  57.42  (47.36) to
EQ/Morgan Stanley
 Mid Cap Growth.......    CLASS B                 8.75               (7.70)             32.30             57.07
EQ/PIMCO Ultra
 Short Bond(d)(e).....    CLASS A                 1.45                0.07               1.10                --
EQ/PIMCO Ultra
 Short Bond(d)(e).....    CLASS B      1.12  to   1.50   (0.52) to   (0.20)   0.45  to   0.84   7.66  to   8.01   (4.39) to
EQ/Quality Bond
 PLUS (k).............    CLASS A                 2.65                1.39               6.52              6.30
EQ/Quality Bond
 PLUS (k).............    CLASS B      1.87  to   2.66    0.49  to    1.22    5.86  to   6.24              6.07
EQ/Small Company
 Index................    CLASS A     15.14  to  15.56   (4.09) to   (3.74)  25.68  to  26.18  25.96  to  26.49  (34.18) to
EQ/Small Company
 Index................    CLASS B                15.54               (4.00)             25.82             26.13
EQ/T. Rowe Price
 Growth Stock.........    CLASS B     18.07  to  18.97   (2.68) to   (1.95)  15.52  to  16.42  41.53  to  42.59  (42.63) to
EQ/UBS Growth &
 Income...............    CLASS B     12.02  to  12.87   (3.59) to   (2.82)  12.20  to  13.06  31.47  to  32.44  (40.45) to
EQ/Van Kampen
 Comstock.............    CLASS B                18.42               (1.99)             15.22             28.41
EQ/Wells Fargo
 Omega Growth.........    CLASS B                20.43               (5.87)             17.29             40.29
Fidelity(R) VIP Asset
 Manager
 Portfolio............ INITIAL CLASS             12.43               (2.56)             14.32             29.11

                       ---


                       ---

                       ------
EQ/Large Cap Growth
 PLUS(p).............. (38.23)%
EQ/Large Cap Value
 Index(q).............     --
EQ/Large Cap Value
 Index(q)............. (56.70)
EQ/Large Cap Value
 PLUS................. (42.97)
EQ/Large Cap Value
 PLUS................. (43.39)
EQ/Lord Abbett Large
 Cap Core............. (30.97)
EQ/MFS International
 Growth............... (40.30)
EQ/Mid Cap Index...... (49.33)
EQ/Mid Cap Index...... (49.29)
EQ/Mid Cap Value
 PLUS(a)(b)(c)........     --
EQ/Mid Cap Value
 PLUS(a)(b)(c)........ (39.56)
EQ/Money Market.......   2.34
EQ/Money Market.......   2.11
EQ/Montag &
 Caldwell Growth...... (32.90)
EQ/Morgan Stanley
 Mid Cap Growth....... (47.16)
EQ/Morgan Stanley
 Mid Cap Growth....... (47.32)
EQ/PIMCO Ultra
 Short Bond(d)(e).....     --
EQ/PIMCO Ultra
 Short Bond(d)(e).....  (4.05)
EQ/Quality Bond
 PLUS (k).............  (6.39)
EQ/Quality Bond
 PLUS (k).............  (6.55)
EQ/Small Company
 Index................ (34.01)
EQ/Small Company
 Index................ (34.13)
EQ/T. Rowe Price
 Growth Stock......... (42.19)
EQ/UBS Growth &
 Income............... (40.03)
EQ/Van Kampen
 Comstock............. (36.94)
EQ/Wells Fargo
 Omega Growth......... (27.60)
Fidelity(R) VIP Asset
 Manager
 Portfolio............ (28.75)

                                    FSA-117

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                             AT DECEMBER 31,
                                         -----------------------------------------------------------------------------------
                                                                             TOTAL RETURN***
                                                                            LOWEST TO HIGHEST
                                         -----------------------------------------------------------------------------------
                          SHARE CLASS+        2012                2011              2010             2009               2008
                          -------------- --------------   ------------------   --------------   --------------   -----------
Fidelity(R) VIP
 Contrafund(R)
 Portfolio............... INITIAL CLASS            16.36%              (2.50)%           17.20%           35.76%
Fidelity(R) VIP
 Contrafund(R)               SERVICE
 Portfolio...............     CLASS      15.41 to  15.89   (3.34) to   (2.98)  16.26 to  16.75  34.64 to  35.12  (43.05) to
Fidelity(R) VIP
 Contrafund(R)               SERVICE
 Portfolio...............    CLASS 2               16.14               (2.78)            21.10               --
Fidelity(R) VIP Growth &
 Income Portfolio........ INITIAL CLASS            18.54                1.61             14.87            27.12
Fidelity(R) VIP Growth &     SERVICE
 Income Portfolio........    CLASS 2               18.25                1.36             19.31               --
Fidelity(R) VIP Mid Cap      SERVICE
 Portfolio(l)............    CLASS 2               14.56              (10.85)            25.39               --
Franklin Income
 Securities Fund.........    CLASS 2     12.29 to  12.64    2.03  to    2.42   12.27 to  12.70  35.14 to  35.56  (29.90) to
Franklin Rising
 Dividends Securities
 Fund....................    CLASS 2     11.59 to  11.96    5.62  to    6.00   17.17 to  20.27            16.93
Franklin Small Cap
 Value Securities
 Fund(l).................    CLASS 2               18.39               (3.76)            23.02               --
Franklin Strategic
 Income Securities
 Fund(l).................    CLASS 2               12.75                2.58              8.14               --
Goldman Sachs VIT Mid
 Cap Value                   SERVICE
 Fund (l)................    SHARES                18.19               (6.59)            23.60               --
Invesco V.I. Diversified
 Dividend
 Fund(n)(o)..............   SERIES I     18.34 to  18.59   (7.94) to    7.66                --               --
Invesco V.I. Global Core
 Equity Fund.............   SERIES I     13.34 to  13.80  (11.23) to  (10.90)  10.59 to  10.91  15.58 to  16.03  (40.37) to
Invesco V.I. Global
 Health Care Fund........   SERIES I     20.52 to  20.93    3.54  to    3.92    4.98 to   5.30  27.16 to  27.75  (28.85) to
Invesco V.I. Global Real
 Estate Fund(l)..........   SERIES II              27.85               (6.72)            24.88               --
Invesco V.I.
 International Growth
 Fund(l).................   SERIES II              15.26               (6.99)            25.38               --
Invesco V.I. Mid Cap
 Core Equity
 Fund(l).................   SERIES II              10.62               (6.51)            16.04               --
Invesco V.I. Small Cap
 Equity Fund(l)..........   SERIES II              13.66               (0.99)            23.63               --
Invesco V.I. Technology
 Fund....................   SERIES I     10.92 to  11.28   (5.39) to   (5.02)  20.85 to  21.30  56.90 to  57.31  (44.67) to
IVY Funds VIP                COMMON
 Energy(l)...............    SHARES                 1.38               (9.08)            38.18               --

                          ---


                          ---

                          ------
Fidelity(R) VIP
 Contrafund(R)
 Portfolio............... (42.54)%
Fidelity(R) VIP
 Contrafund(R)
 Portfolio............... (42.80)
Fidelity(R) VIP
 Contrafund(R)
 Portfolio...............     --
Fidelity(R) VIP Growth &
 Income Portfolio........ (41.67)
Fidelity(R) VIP Growth &
 Income Portfolio........     --
Fidelity(R) VIP Mid Cap
 Portfolio(l)............     --
Franklin Income
 Securities Fund......... (29.63)
Franklin Rising
 Dividends Securities
 Fund.................... (27.39)
Franklin Small Cap
 Value Securities
 Fund(l).................     --
Franklin Strategic
 Income Securities
 Fund(l).................     --
Goldman Sachs VIT Mid
 Cap Value
 Fund (l)................     --
Invesco V.I. Diversified
 Dividend
 Fund(n)(o)..............     --
Invesco V.I. Global Core
 Equity Fund............. (40.15)
Invesco V.I. Global
 Health Care Fund........ (28.66)
Invesco V.I. Global Real
 Estate Fund(l)..........     --
Invesco V.I.
 International Growth
 Fund(l).................     --
Invesco V.I. Mid Cap
 Core Equity
 Fund(l).................     --
Invesco V.I. Small Cap
 Equity Fund(l)..........     --
Invesco V.I. Technology
 Fund.................... (44.47)
IVY Funds VIP
 Energy(l)...............     --

                                    FSA-118

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                             AT DECEMBER 31,
                                         -----------------------------------------------------------------------------------
                                                                             TOTAL RETURN***
                                                                            LOWEST TO HIGHEST
                                         -----------------------------------------------------------------------------------
                          SHARE CLASS+        2012                2011              2010             2009               2008
                          -------------- --------------   ------------------   --------------   --------------   -----------
IVY Funds VIP Mid Cap        COMMON
 Growth(l)...............    SHARES                13.56%              (0.56)%           29.49%              --%
IVY Funds VIP Small          COMMON
 Cap Growth(l)...........    SHARES                 5.16              (10.61)            27.53               --
Janus Aspen Series        INSTITUTIONAL
 Balanced Portfolio......    SHARES      12.80 to  13.20    0.88  to    1.31    7.55 to   7.99  25.02 to  25.49  (16.53) to
Janus Aspen Series        INSTITUTIONAL
 Enterprise Portfolio....    SHARES      16.46 to  17.29   (2.18) to   (1.37)  24.91 to  25.94  43.75 to  44.58  (44.15) to
Janus Aspen Series Forty  INSTITUTIONAL
 Portfolio...............    SHARES      23.23 to  24.14   (7.42) to   (6.65)   5.95 to   6.72  45.24 to  46.46  (44.56) to
Janus Aspen Series Forty     SERVICE
 Portfolio...............    SHARES                23.43               (7.28)             6.11            45.47
Janus Aspen Series        INSTITUTIONAL
 Overseas Portfolio......    SHARES                13.46              (32.18)            25.31            79.55
Janus Aspen Series           SERVICE
 Overseas Portfolio......    SHARES                12.78              (32.57)            24.57            78.42
Janus Aspen Series
 Perkins Mid Cap             SERVICE
 Value Portfolio.........    SHARES                10.77               (2.99)            15.38            32.93
Janus Aspen Series
 Worldwide                INSTITUTIONAL
 Portfolio...............    SHARES      19.14 to  20.08  (14.33) to  (13.70)  14.94 to  15.73  36.66 to  37.73  (45.10) to
Lazard Retirement
 Emerging Markets            SERVICE
 Equity Portfolio(l).....    SHARES                22.05              (18.04)            29.93               --
MFS(R) International         SERVICE
 Value Portfolio(l)......     CLASS                15.93               (1.78)            21.60               --
MFS(R) Investors Growth      SERVICE
 Stock Series(l).........     CLASS                16.69                0.37             17.98               --
MFS(R) Investors Trust       SERVICE
 Series(l)...............     CLASS                18.82               (2.41)            16.59               --
MFS(R) Utilities Series.. INITIAL CLASS  13.10 to  13.48    6.42  to    6.82   13.37 to  13.80  32.81 to  33.23  (37.90) to
Multimanager
 Aggressive
 Equity(f)(m)............    CLASS B               14.21               (6.28)            17.62            37.26
Multimanager Core
 Bond....................    CLASS A                5.50                6.08              6.47             8.54
Multimanager Core
 Bond....................    CLASS B                5.47                5.81              6.20             8.32
Multimanager
 International Equity....    CLASS B               17.74              (17.98)             6.96            29.92
Multimanager Large
 Cap Core Equity.........    CLASS B               14.50               (7.35)            11.55            32.51
Multimanager Large
 Cap Value...............    CLASS A               15.60               (5.33)            13.46            23.18
Multimanager Large
 Cap Value...............    CLASS B               15.57               (5.52)            13.16            22.85

                          ---


                          ---

                          ------
IVY Funds VIP Mid Cap
 Growth(l)...............     --%
IVY Funds VIP Small
 Cap Growth(l)...........     --
Janus Aspen Series
 Balanced Portfolio...... (16.15)
Janus Aspen Series
 Enterprise Portfolio.... (43.66)
Janus Aspen Series Forty
 Portfolio............... (44.20)
Janus Aspen Series Forty
 Portfolio............... (44.49)
Janus Aspen Series
 Overseas Portfolio...... (52.12)
Janus Aspen Series
 Overseas Portfolio...... (52.38)
Janus Aspen Series
 Perkins Mid Cap
 Value Portfolio......... (27.92)
Janus Aspen Series
 Worldwide
 Portfolio............... (44.66)
Lazard Retirement
 Emerging Markets
 Equity Portfolio(l).....     --
MFS(R) International
 Value Portfolio(l)......     --
MFS(R) Investors Growth
 Stock Series(l).........     --
MFS(R) Investors Trust
 Series(l)...............     --
MFS(R) Utilities Series.. (37.69)
Multimanager
 Aggressive
 Equity(f)(m)............ (46.68)
Multimanager Core
 Bond....................     --
Multimanager Core
 Bond....................   2.46
Multimanager
 International Equity.... (47.23)
Multimanager Large
 Cap Core Equity......... (39.54)
Multimanager Large
 Cap Value...............     --
Multimanager Large
 Cap Value............... (37.45)

                                    FSA-119

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                             AT DECEMBER 31,
                                         -----------------------------------------------------------------------------------
                                                                             TOTAL RETURN***
                                                                            LOWEST TO HIGHEST
                                         -----------------------------------------------------------------------------------
                         SHARE CLASS+         2012               2011               2010             2009               2008
                         --------------- --------------   -----------------    --------------   --------------   -----------
Multimanager
 Mid Cap
 Growth.................    CLASS B                15.45%              (7.88)%           26.88%           41.77%
Multimanager
 Mid Cap
 Value..................    CLASS B                14.82              (13.33)            24.91            44.37
Multimanager
 Multi-Sector
 Bond...................    CLASS A                 5.00                4.94              6.56             9.49
Multimanager
 Multi-Sector
 Bond...................    CLASS B                 5.32                5.08              6.63             9.65
Multimanager
 Small Cap
 Growth.................    CLASS B      10.60 to  11.41  (16.34) to  (15.71)  26.74 to  27.65  33.47 to  34.55  (42.54) to
Multimanager
 Small Cap
 Value..................    CLASS B                16.77               (9.02)            24.50            26.42
Multimanager
 Technology.............    CLASS B                13.43               (4.82)            17.70            58.44
Mutual Shares
 Securities
 Fund(l)................    CLASS 2                14.24               (1.04)            13.77               --
Oppenheimer
 Global
 Securities
 Fund/VA................ SERVICE CLASS             20.54               (8.89)            15.35            38.79
PIMCO Variable
 Insurance Trust
 CommodityRealReturn(R)
 Strategy
 Portfolio(l)........... ADVISOR CLASS              5.12               (7.54)            35.41               --
PIMCO Variable
 Insurance Trust
 Global Bond
 Portfolio               ADMINISTRATIVE
 (Unhedged).............     CLASS                  6.59                7.16             11.28            16.49
PIMCO Variable
 Insurance Trust
 Real Return
 Portfolio(l)........... ADVISOR CLASS              8.65               11.57              3.84               --
PIMCO Variable
 Insurance Trust
 Total Return
 Portfolio(l)........... ADVISOR CLASS              9.49                3.51              3.97               --
T. Rowe Price
 Equity Income
 Portfolio - II(l)......    CLASS II               16.92               (1.01)            16.43               --

                         --


                         --

                         ------
Multimanager
 Mid Cap
 Growth................. (43.58)%
Multimanager
 Mid Cap
 Value.................. (35.97)
Multimanager
 Multi-Sector
 Bond................... (23.58)
Multimanager
 Multi-Sector
 Bond................... (23.51)
Multimanager
 Small Cap
 Growth................. (42.12)
Multimanager
 Small Cap
 Value.................. (37.86)
Multimanager
 Technology............. (47.08)
Mutual Shares
 Securities
 Fund(l)................     --
Oppenheimer
 Global
 Securities
 Fund/VA................ (40.52)
PIMCO Variable
 Insurance Trust
 CommodityRealReturn(R)
 Strategy
 Portfolio(l)...........     --
PIMCO Variable
 Insurance Trust
 Global Bond
 Portfolio
 (Unhedged).............  (1.19)
PIMCO Variable
 Insurance Trust
 Real Return
 Portfolio(l)...........     --
PIMCO Variable
 Insurance Trust
 Total Return
 Portfolio(l)...........     --
T. Rowe Price
 Equity Income
 Portfolio - II(l)......     --

                                    FSA-120

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                       AT DECEMBER 31,
                                  ---------------------------------------------------------
                                                       TOTAL RETURN***
                                                      LOWEST TO HIGHEST
                                  ---------------------------------------------------------
                  SHARE CLASS+       2012            2011            2010           2009            2008
                  --------------- ---------      ----------       ---------      ----------      ----------
Templeton
 Developing
 Markets
 Securities
 Fund(l).........    CLASS 2              13.16%         (15.85)%         34.35%             --%             --%
Templeton Global
 Bond Securities
 Fund(l).........    CLASS 2              15.06           (0.87)          11.61              --              --
Templeton
 Growth
 Securities
 Fund(l).........    CLASS 2              21.07           (6.97)          19.84              --              --
UIF Emerging
 Markets Debt
 Portfolio.......    CLASS I              17.95            7.02            9.77           30.21          (14.98)
Van Eck VIP
 Emerging
 Markets
 Fund............ INITIAL CLASS           29.76          (25.72)          26.83          113.12          (64.77)
Van Eck VIP
 Global Bond
 Fund............ INITIAL CLASS            5.59            8.14            6.16            5.98            3.64
Van Eck VIP
 Global Hard
 Assets Fund..... CLASS S SHARES           3.10          (16.69)          42.78              --              --
Van Eck VIP
 Global Hard
 Assets Fund..... INITIAL CLASS            3.40          (16.45)          29.24           57.55          (46.13)

-----------
  (a)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (b)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (c)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (d)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (e)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (f)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (g)Units were made available for sale on September 18, 2009.
  (h)EQ/Core Bond Index replaced EQ/Bond Index due to a fund merger on September 25, 2009.
  (i)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (j)EQ/Intermediate Government Bond replaced EQ/Government Securities due to a fund merger on September 25, 2009.
  (k)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
  (l)Units were made available for sale on May 24, 2010.
  (m)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
  (n)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011. (See Note 6)
  (o)Units were made available for sale on May 2, 2011.
  (p)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011. (See Note 6)
  (q)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011. The total return, expense ratio and unit value associated with Class A shares relate to units issued as a result of a merger. Units were made available for sale on May 23, 2011. (See Note 6)
  (1)Represents the lowest to highest unit values of Class B shares of the Variable Investment Option in 2012 and 2011.
  (2)Represents the lowest to highest unit values of Class A shares of the Variable Investment Option in 2012 and 2011.
  (3)In 2012 and 2011, the lowest unit value is attributable to Class A shares and the highest unit value is attributable to Class B shares of the Variable Investment Option.
  (4)In 2012 and 2011, the lowest unit value is attributable to Class B shares and the highest unit value is attributable to Class A shares of the Variable Investment Option.
  (5)Represents the lowest to highest unit values of Initial Shares, Service Class, Service Class 2, Class 2, Class I, Class II, Class S Shares, Common Shares, Series I, Series II, Institutional Shares, Service Shares, Initial Class, Administrative Class or Advisor Class shares of the Variable Investment Option in 2012 and 2011.

                                    FSA-121

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2012

8. Financial Highlights (Concluded)

  (6)Represents the lowest to highest expense ratios of Class B shares of the Variable Investment Option in 2012 and 2011.
  (7)Represents the lowest to highest expense ratios of Class A shares of the Variable Investment Option in 2012 and 2011.
  (8)In 2012 and 2011, the lowest expense ratio is attributable to Class A shares and the highest expense ratio is attributable to Class B shares of the Variable Investment Option.
  (9)In 2012 and 2011, the lowest expense ratio is attributable to Class B shares and the highest expense ratio is attributable to Class A shares of the Variable Investment Option.
 (10)Represents the lowest to highest expense ratios of Initial Shares, Service Class, Service Class 2, Class 2, Class I, Class II, Class S Shares, Common Shares, Series I, Series II, Institutional Shares, Service Shares, Initial Class, Administrative Class or Advisor Class shares of the Variable Investment Option in 2012 and 2011.
 (11)In 2012 and 2011, the lowest unit value is attributable to Service Class shares and the highest unit value is attributable to Initial Class shares of the Variable Investment Option.
 (12)In 2012 and 2011, the lowest expense ratio is attributable to Initial Class shares and the highest expense ratio is attributable to Service Class shares of the Variable Investment Option.
 (13)In 2012 and 2011, the lowest unit value is attributable to Institutional Shares shares and the highest unit value is attributable to Service Shares of the Variable Investment Option.
 (14)In 2012 and 2011, the lowest expense ratio is attributable to Institutional Shares and the highest unit value is attributable to Service Shares of the Variable Investment Option.

  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Fund, net of investment advisory fees assessed by the Fund's investment advisor and other expenses of the Fund, divided by the average net assets of the Variable Investment Option. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Fund in which the Variable Investment Options invest.
  ** This ratio represents the annual contract expenses of the separate account, consisting of mortality and risk expenses, for each period indicated. The ratio includes only those expenses that result in a direct reduction to a net unit value. Charges made directly to Contractowner accounts by redemption of Units and expenses of the respective Fund are excluded from this ratio.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the Fund, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.
  + Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2012 through the date on which the financial statements were issued.

   REINSURANCE TRANSACTION (UNAUDITED):

   On April 10, 2013, MLOA entered into an agreement with Protective Life Insurance Company ("Protective Life") to reinsure an in-force book of life insurance and annuity policies, written primarily prior to 2004. Upon the closing of the agreement, MLOA will receive consideration totaling $373 million. The transaction, which is subject to regulatory approvals and the satisfaction of other customary conditions, is expected to close in 2013.

   Except as noted above, it has been determined that there are no other subsequent transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-122

                             FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS

                    MONY LIFE INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm.................... F-1

Financial Statements:
  Balance Sheets, December 31, 2012 and December 31, 2011.................. F-2
  Statements of Earnings (Loss), Years Ended December 31, 2012, 2011 and
   2010.................................................................... F-3
  Statements of Comprehensive Income (Loss), Years Ended December 31,
   2012, 2011 and 2010..................................................... F-4
  Statements of Shareholder's Equity, Years Ended December 31, 2012, 2011
   and 2010................................................................ F-5
  Statements of Cash Flows, Years Ended December 31, 2012, 2011 and 2010... F-6
  Notes to Financial Statements............................................ F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

In our opinion, the accompanying balance sheets and the related statements of earnings (loss), of comprehensive income (loss), of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America ("the Company") at December 31, 2012 and 2011 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Financial Statements, as of January 1, 2012, the Company retrospectively adopted a new accounting standard that amends the accounting for costs associated with acquiring or renewing insurance contracts.

/s/
PricewaterhouseCoopers LLP
New York, New York

March 8, 2013, except for the effects of the revision discussed in Note 2 related to the overstatement of initial fee liability and understatement of deferred policy acquisition cost amortization to the financial statements, as which the date is April 23, 2013.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                                BALANCE SHEETS
                          DECEMBER 31, 2012 AND 2011

                                                                                                     2012     2011
                                                                                                   -------- --------
                                                                                                     (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities available for sale, at fair value............................................... $  2,026 $  1,967
 Mortgage loans on real estate....................................................................       45      124
 Policy loans.....................................................................................      137      134
 Other invested assets............................................................................       71       74
                                                                                                   -------- --------
   Total investments..............................................................................    2,279    2,299
Cash and cash equivalents.........................................................................      151       61
Amounts due from reinsurers.......................................................................      158      136
Deferred policy acquisition costs.................................................................      218      172
Value of business acquired........................................................................      103       97
Other assets......................................................................................       39       39
Separate Accounts' assets.........................................................................    1,640    1,604
                                                                                                   -------- --------

TOTAL ASSETS...................................................................................... $  4,588 $  4,408
                                                                                                   ======== ========

LIABILITIES
Policyholders' account balances................................................................... $  1,615 $  1,608
Future policy benefits and other policyholders liabilities........................................      397      380
Other liabilities.................................................................................       52       12
Current and deferred income taxes.................................................................      143      129
Separate Accounts' liabilities....................................................................    1,640    1,604
                                                                                                   -------- --------
   Total liabilities..............................................................................    3,847    3,733
                                                                                                   -------- --------

Commitments and contingent liabilities (Notes 2, 5, 8, 9, and 12)

SHAREHOLDER'S EQUITY
 Common Stock, $1.00 par value; 5.0 million shares authorized, 2.5 million issued and outstanding.        2        2
 Capital in excess of par value...................................................................      516      515
 Retained earnings................................................................................      141      103
 Accumulated other comprehensive income (loss)....................................................       82       55
                                                                                                   -------- --------
   Total shareholder's equity.....................................................................      741      675
                                                                                                   -------- --------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY........................................................ $  4,588 $  4,408
                                                                                                   ======== ========

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                         STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                   2012    2011    2010
                                                                                  ------  ------  ------
                                                                                       (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income..................... $  117  $  123  $  122
Premiums.........................................................................     32      42      39
Net investment income (loss).....................................................    110     116     119
Investment gains (losses), net:
 Total other-than-temporary impairment losses....................................     (7)     (2)    (56)
 Portion of loss recognized in other comprehensive income (loss).................     --      --       2
                                                                                  ------  ------  ------
   Net impairment losses recognized..............................................     (7)     (2)    (54)
 Other investment gains (losses), net............................................      2       1       6
                                                                                  ------  ------  ------
     Total investment gains (losses), net........................................     (5)     (1)    (48)
                                                                                  ------  ------  ------
Other income (loss)..............................................................      7       4       8
Increase (decrease) in the fair value of the reinsurance contract asset..........     (2)      7       1
                                                                                  ------  ------  ------
     Total revenues..............................................................    259     291     241
                                                                                  ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits..........................................................    103      96      93
Interest credited to policyholders' account balances.............................     61      61      68
Compensation and benefits........................................................     25      30      32
Commissions......................................................................     38      33      27
Interest expense.................................................................     --      --       1
Amortization of deferred policy acquisition costs and value of business acquired.    (27)    (12)     41
Capitalization of deferred policy acquisition costs..............................    (31)    (25)    (21)
Rent expense.....................................................................      2       3       3
Other operating costs and expenses...............................................     44      29      27
                                                                                  ------  ------  ------
     Total benefits and other deductions.........................................    215     215     271
                                                                                  ------  ------  ------
Earnings (loss), before income taxes.............................................     44      76     (30)
Income tax (expense) benefit.....................................................     (6)      1      11
                                                                                  ------  ------  ------
Net Earnings (Loss).............................................................. $   38  $   77  $  (19)
                                                                                  ======  ======  ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                   STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                2012  2011   2010
                                                                                ----- ----- ------
                                                                                   (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
 Net earnings (loss)........................................................... $  38 $  77 $  (19)
                                                                                ----- ----- ------

 Other comprehensive income (loss), net of income taxes:
     Change in unrealized gains (losses), net of reclassification adjustment...    27    10     56
                                                                                ----- ----- ------
     Total other comprehensive income (loss), net of income taxes..............    27    10     56
                                                                                ----- ----- ------

Comprehensive Income (Loss).................................................... $  65 $  87 $   37
                                                                                ===== ===== ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                      STATEMENTS OF SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                    2012   2011   2010
                                                                   ------ ------ ------
                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY
 Common stock, at par value, beginning and end of year............ $    2 $    2 $    2
                                                                   ------ ------ ------

 Capital in excess of par value, beginning of year................    515    514    512
 Changes in capital in excess of par value........................      1      1      2
                                                                   ------ ------ ------
 Capital in excess of par value, end of year......................    516    515    514
                                                                   ------ ------ ------

 Retained earnings, beginning of year.............................    103     26     68
 Impact of implementing new accounting guidance, net of taxes.....     --     --    (23)
                                                                   ------ ------ ------
 Retained earnings, beginning of year, as adjusted................    103     26     45
 Net earnings (loss)..............................................     38     77    (19)
                                                                   ------ ------ ------
 Retained earnings, end of year...................................    141    103     26
                                                                   ------ ------ ------

 Accumulated other comprehensive income (loss), beginning of year.     55     45    (11)
 Other comprehensive income (loss)................................     27     10     56
                                                                   ------ ------ ------
 Accumulated other comprehensive income (loss), end of year.......     82     55     45
                                                                   ------ ------ ------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR........................... $  741 $  675 $  587
                                                                   ====== ====== ======

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                           STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                                       2012   2011   2010
                                                                                                      -----  -----  -----
                                                                                                         (IN MILLIONS)
Net earnings (loss).................................................................................. $  38  $  77  $ (19)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
 Interest credited to policyholders' account balances................................................    61     61     68
 Universal life and investment-type product policy fee income........................................  (117)  (123)  (122)
 Change in accrued investment income.................................................................     2      1     --
 Investment (gains) losses, net......................................................................     5      1     48
 Change in deferred policy acquisition costs and value of business acquired..........................   (58)   (37)    20
 Change in the fair value of the reinsurance contract asset..........................................     2     (7)    (1)
 Change in future policy benefits....................................................................    (5)     3     (4)
 Change in other policyholders liabilities...........................................................     5     (3)     1
 Change in current and deferred income taxes.........................................................    (1)    15    (10)
 Provision for depreciation and amortization.........................................................     5      3      5
 Dividend from AllianceBernstein.....................................................................     3      4      5
 Other, net..........................................................................................    11    (18)    (1)
                                                                                                      -----  -----  -----

Net cash provided by (used in) operating activities..................................................   (49)   (23)   (10)
                                                                                                      -----  -----  -----

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans....................................   139    156    101
 Sales of investments................................................................................    60     16    122
 Purchases of investments............................................................................  (134)  (190)  (103)
 Other, net..........................................................................................    (8)    (5)    (9)
                                                                                                      -----  -----  -----

Net cash provided by (used in) investing activities..................................................    57    (23)   111
                                                                                                      -----  -----  -----

Cash flows from financing activities:
 Policyholders' account balances:
   Deposits..........................................................................................   148    156    163
   Withdrawals and transfers to Separate Accounts....................................................   (66)  (141)  (209)
 Repayments of note to affiliate.....................................................................    --     --    (20)
                                                                                                      -----  -----  -----

Net cash provided by (used in) financing activities..................................................    82     15    (66)
                                                                                                      -----  -----  -----

Change in cash and cash equivalents..................................................................    90    (31)    35
Cash and cash equivalents, beginning of year.........................................................    61     92     57
                                                                                                      -----  -----  -----

Cash and Cash Equivalents, End of Year............................................................... $ 151  $  61  $  92
                                                                                                      =====  =====  =====

Supplemental cash flow information:
 Interest paid....................................................................................... $  --  $  --  $   1
                                                                                                      =====  =====  =====

Schedule of non-cash financing activities:
 Shared-based Programs............................................................................... $   1  $   1  $   2
                                                                                                      =====  =====  =====

                      See Notes to Financial Statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1) ORGANIZATION

   MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is providing life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation

   The preparation of the accompanying financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the financial position of MLOA and its results of operations and cash flows for the periods presented.

   The years "2012", "2011" and "2010" refer to the years ended December 31, 2012, 2011 and 2010, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Revision of Prior Period Financial Statements

   During the year ended 2012, MLOA's management identified a pre-tax $31 million ($20 million post-tax) overpayment related to its intercompany commission expenses with AXA Network resulting in an overstatement of commissions and other operating costs and expenses and a net $6 million pre-tax ($4 million post-tax) of overstatement of initial fee liability and understatement of deferred policy acquisition costs ("DAC") amortization for the years 2011 and 2010. MLOA's management does not believe these overpayments and the impact of revisions to initial fee liability and amortization of DAC to be material to MLOA's results of operations, financial position, or cash flows for any of MLOA's previously filed annual financial statements. As the correction due to the overpayment would be material to the results of operations and cash flows for 2012, MLOA's Statements of Earnings and Statements of Cash Flows for the years ended 2011 and 2010 and Balance sheet as of December 31, 2011, included herein have been revised.

   The following table presents the effects of the revision to MLOA's previously reported balance sheets:

                                                                AS PREVIOUSLY
                                                                  REPORTED     ADJUSTMENT   AS ADJUSTED
                                                               --------------- ----------  --------------
                                                                             (IN MILLIONS)
DECEMBER 31, 2011:
 ASSETS:
   Deferred policy acquisition costs.......................... $           228 $       (4) $          224
 LIABILITIES:
   Future policy benefits and other policyholders liabilities. $           390 $      (10) $          380
   Other liabilities..........................................              43        (31)             12
   Current and deferred income taxes..........................             134         13             147
 EQUITY:
   Retained earnings..........................................             113         24             137
   Total shareholder's equity.................................             685         24             709

   The following table presents the effects of the revision to MLOA's previously reported statements of earnings (loss):

                                                                     AS PREVIOUSLY
                                                                       REPORTED        ADJUSTMENT      AS ADJUSTED
                                                                    --------------  ---------------  ---------------
                                                                                      (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
 Revenues:
   Universal life and investment-type product policy fee income.... $          117  $             6  $           123
 Benefits and Other Deductions:
   Commissions.....................................................             45              (12)              33
   Amortization of deferred policy acquisition costs and value of
     business acquired.............................................            (14)               2              (12)
   Other operating costs and expenses..............................             35               (6)              29
 Earnings (loss), before income taxes..............................             64               22               86
 Income tax (expense) benefit......................................              5               (7)              (2)
 Net earnings (loss)...............................................             69               15               84

YEAR ENDED DECEMBER 31, 2010:
 Revenues:
   Universal life and investment-type product policy fee income.... $          118  $             4  $           122
 Benefits and Other Deductions:
   Commissions.....................................................             35               (8)              27
   Amortization of deferred policy acquisition costs and value of
     business acquired.............................................             41                2               43
   Other operating costs and expenses..............................             30               (3)              27
 Earnings (loss), before income taxes..............................            (37)              13              (24)
 Income tax (expense) benefit......................................             14               (5)               9
 Net earnings (loss)...............................................            (23)               8              (15)

   The following table presents the effects of the revision to MLOA's previously reported statements of cash flows:

                                                                  AS PREVIOUSLY
                                                                    REPORTED      ADJUSTMENT    AS ADJUSTED
                                                                 --------------  -----------  --------------
                                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................................. $           69  $        15  $           84
   Universal life and investment-type product policy fee income.           (117)          (6)           (123)
   Change in deferred policy acquisition costs and value of
     business acquired..........................................            (49)           2             (47)
   Change in current and deferred income taxes..................             11            7              18
   Other, net...................................................             --          (18)            (18)

YEAR ENDED DECEMBER 31, 2010:
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................................. $          (23) $         8  $          (15)
   Universal life and investment-type product policy fee income.           (118)          (4)           (122)
   Change in deferred policy acquisition costs and value of
     business acquired..........................................             12            2              14
   Change in current and deferred income taxes..................            (13)           5              (8)
   Other, net...................................................             10          (11)             (1)

   Retrospective Adoption of Accounting Pronouncements

   In October 2010, the Financial Accounting Standards Board ("FASB") issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. MLOA adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to MLOA's previously reported balance sheets:

                                       AS PREVIOUSLY REPORTED
                                        AND ADJUSTED HEREIN        ADJUSTMENT       AS ADJUSTED
                                      ------------------------- ----------------  ---------------
                                                             (IN MILLIONS)
DECEMBER 31, 2011:
 ASSETS:
   Deferred policy acquisition costs. $                     224 $            (52) $           172
 LIABILITIES:
   Current and deferred income taxes.                       147              (18)             129
 EQUITY:
   Retained earnings.................                       137              (34)             103
   Total shareholder's equity........                       709              (34)             675

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to MLOA's previously reported statements of earnings (loss):

                                                                    AS PREVIOUSLY REPORTED
                                                                     AND ADJUSTED HEREIN   ADJUSTMENT    AS ADJUSTED
                                                                    ---------------------- ----------  --------------
                                                                                      (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
 Benefits and Other Deductions:
   Amortization of deferred policy acquisition costs and value of
     business acquired............................................. $                 (12) $       --  $          (12)
   Capitalization of deferred policy acquisition costs.............                   (35)         10             (25)
 Earnings (loss), before income taxes..............................                    86         (10)             76
 Income tax (expense) benefit......................................                    (2)          3               1
 Net earnings (loss)...............................................                    84          (7)             77

YEAR ENDED DECEMBER 31, 2010:
 Benefits and Other Deductions:
   Amortization of deferred policy acquisition costs and value of
     business acquired............................................. $                  43  $       (2) $           41
   Capitalization of deferred policy acquisition costs.............                   (29)          8             (21)
 Earnings (loss), before income taxes..............................                   (24)         (6)            (30)
 Income tax (expense) benefit......................................                     9           2              11
 Net earnings (loss)...............................................                   (15)         (4)            (19)

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to MLOA's previously reported statements of cash flows:

                                                               AS PREVIOUSLY REPORTED
                                                                AND ADJUSTED HEREIN     ADJUSTMENT    AS ADJUSTED
                                                              -----------------------  -----------  --------------
                                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings.............................................. $                    84  $        (7) $           77
   Change in deferred policy acquisition costs and value of
     business acquired.......................................                     (47)          10             (37)
   Change in current and deferred income taxes...............                      18           (3)             15

YEAR ENDED DECEMBER 31, 2010:
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings.............................................. $                   (15) $        (4) $          (19)
   Change in deferred policy acquisition costs and value of
     business acquired.......................................                      14            6              20
   Change in current and deferred income taxes...............                      (8)          (2)            (10)

   Adoption of New Accounting Pronouncements

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Implementation of this guidance did not have a material impact on MLOA's financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, MLOA currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the statement of earnings (loss).

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and International Financial Reporting Standards ("IFRS"). The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Implementation of this guidance did not have a material impact on MLOA's financial statements.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

     . Consider the receivable impaired when calculating the allowance for credit losses; and

     . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on MLOA's financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010, have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on MLOA's financial statements.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to MLOA's financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance is effective for interim and annual periods beginning after December 31, 2012. Management does not expect that implementation of this guidance will have a material impact on MLOA's financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by IFRS. The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or
   (2) subject to an enforceable master netting arrangement or similar agreement. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on MLOA's financial statements.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   MLOA determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships and joint venture interests that MLOA has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of variable interest entities ("VIE") are consolidated. Those that MLOA does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported in Other assets. MLOA records its interest in certain of these partnerships on a one quarter lag basis.

   Equity securities, which include common stock and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in Other invested assets with changes in fair value reported in OCI.

   Units in AllianceBernstein L.P. ("AllianceBernstein"), a subsidiary of AXA Financial, are carried on the equity method and reported in Other invested assets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities and mortgage-backed securities, are reported in the financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

     . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

     . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

     . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

     . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

     . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

     . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

     . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

     . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

     . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2012 and 2011, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $6 million and $7 million for commercial and $0 million and $0 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   MLOA uses equity options to hedge its exposure to equity linked and commodity indexed crediting rates on certain universal variable life products.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by MLOA are accounted for as a separate component of AOCI, net of related deferred income taxes and amounts attributable to DAC and value of business acquired ("VOBA") related to variable life and investment-type products.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   MLOA defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, MLOA often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, MLOA either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ widely accepted internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   At December 31, 2012 and 2011, respectively, the fair value of public fixed maturities is approximately $1,557 million and $1,528 million or approximately 40.9% and 42.1% of MLOA's total assets measured at fair value on a recurring basis (excluding guaranteed minimum income benefits ("GMIB") reinsurance contracts measured at fair value on a recurring basis). The fair values of MLOA's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which MLOA maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, MLOA ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, MLOA may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which MLOA's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2012 and 2011, respectively, the fair value of private fixed maturities is approximately $469 million and $439 million or approximately 12.3% and 12.1% of MLOA's total assets measured at fair value on a recurring basis. The fair values of MLOA's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect MLOA's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   At December 31, 2012 and 2011, respectively, investments classified as Level 1 comprise approximately 47.4% and 45.9% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2012 and 2011, respectively, investments classified as Level 2 comprise approximately 50.6% and 52.2% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012 and 2011, respectively, approximately $20 million and $28 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   At December 31, 2012 and 2011, respectively, investments classified as Level 3 comprise approximately 2.0% and 1.9% of assets measured at fair value on a recurring basis and primarily include corporate debt securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012 and 2011, respectively, were approximately $0 million and $0 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. MLOA applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $41 million and $35 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2012 and 2011, respectively. At December 31, 2012, MLOA continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, MLOA adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios. The valuation of the GMIB reinsurance contract asset incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of MLOA are considered in determining the fair values of its GMIB reinsurance contract asset, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, MLOA made no adjustment to reduce the fair value of its GMIB asset at December 31, 2012 and 2011 to recognize incremental counterparty non-performance risk.

   Fair values for commercial mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   The fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC"), single premium deferred annuities and certain annuities, which are included in Policyholder's account balances, are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates.

   Recognition of Insurance Income and Related Expenses

   Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   DAC and VOBA

   DAC. Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   VOBA. VOBA, which arose from MLOA's 2004 acquisition by AXA Financial, was established in accordance with purchase accounting guidance for business combinations. VOBA is the actuarially determined present value of estimated future gross profits from insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (up to 50 years from the date of issue) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

   AMORTIZATION POLICY. For universal life ("UL") products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC and VOBA are amortized using the present value of estimated assessments. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits or assessments is reflected in earnings in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits or assessments would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in shareholders' equity as of the balance sheet date.

   A significant assumption in the amortization of DAC and VOBA on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC and VOBA amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2012, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (7.37% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (13.37% net of product weighted average Separate Account fees) and 0.0% (-1.63% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. At December 31, 2012, current projections of future average gross market returns assume a 0.0% annualized return for the next two quarters, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in seven quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment-type products relate to contract persistency and General Account investment spread.

   DAC and VOBA associated with non-participating traditional life policies, are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC and VOBA related to these policies are subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC and VOBA are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   MLOA issues or has issued certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3.0% to 6.0% for life insurance liabilities and from 3.0% to 6.0% for annuity liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Separate Accounts

   Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity.

   The investment results of Separate Accounts, including unrealized gains (losses), on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of earnings (loss). For 2012, 2011 and 2010, investment results of such Separate Accounts were gains (losses) of $196 million, $(49) million and $247 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   MLOA reports the General Account's interests in Separate Accounts as other invested assets in the balance sheets.

   Other Accounting Policies

   AXA Financial and certain of its consolidated subsidiaries, including MLOA, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities classified as AFS; no equity securities were classified as AFS.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                     GROSS        GROSS
                                       AMORTIZED   UNREALIZED   UNREALIZED                    OTTI
                                         COST        GAINS        LOSSES      FAIR VALUE   IN AOCI/(3)/
                                       --------- -------------- ----------- -------------- -----------
                                                                (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $  1,553  $          167 $         1 $        1,719 $       --
 U.S. Treasury, government and agency.      106               7          --            113         --
 States and political subdivisions....       25               3          --             28         --
 Foreign governments..................        2              --          --              2         --
 Commercial mortgage-backed...........       57               5          27             35          2
 Residential mortgage-backed/(1)/.....       19               1          --             20         --
 Asset-backed/(2)/....................        9               2          --             11         --
 Redeemable preferred stock...........       97               2           1             98         --
                                       --------  -------------- ----------- -------------- ----------

Total at December 31, 2012............ $  1,868  $          187 $        29 $        2,026 $        2
                                       ========  ============== =========== ============== ==========

December 31, 2011:
Fixed Maturities:
 Corporate............................ $  1,554  $          147 $         8 $        1,693 $       --
 U.S. Treasury, government and agency.       99               6          --            105         --
 States and political subdivisions....       21               1          --             22         --
 Foreign governments..................        4              --          --              4         --
 Commercial mortgage-backed...........       63              --          34             29          2
 Residential mortgage-backed/(1)/.....       26               2          --             28         --
 Asset-backed/(2)/....................        9               1          --             10         --
 Redeemable preferred stock...........       81              --           5             76         --
                                       --------  -------------- ----------- -------------- ----------

Total at December 31, 2011............ $  1,857  $          157 $        47 $        1,967 $        2
                                       ========  ============== =========== ============== ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2012 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2012

                                        AMORTIZED
                                          COST    FAIR VALUE
                                        --------- -----------
                                            (IN MILLIONS)
Due in one year or less................ $    346  $       356
Due in years two through five..........      516          568
Due in years six through ten...........      660          761
Due after ten years....................      164          177
                                        --------  -----------
   Subtotal............................    1,686        1,862
Commercial mortgage-backed securities..       57           35
Residential mortgage-backed securities.       19           20
Asset-backed securities................        9           11
                                        --------  -----------
Total.................................. $  1,771  $     1,928
                                        ========  ===========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2012, 2011 and 2010:

                                                 December 31,
                                             -------------------
                                              2012   2011   2010
                                             -----  -----  -----
                                                (IN MILLIONS)
Proceeds from sales......................... $  13  $  20  $  88
                                             =====  =====  =====
Gross gains on sales........................ $   2  $   1  $   4
                                             =====  =====  =====
Gross losses on sales....................... $  --  $   1  $   2
                                             =====  =====  =====
Total OTTI.................................. $  (7) $  (2) $ (56)
Non-credit losses recognized in OCI.........    --     --      2
                                             -----  -----  -----
Credit losses recognized in earnings (loss). $  (7) $  (2) $ (54)
                                             =====  =====  =====

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                         2012    2011
                                                                                        ------  ------
                                                                                         (IN MILLIONS)
Balances at January 1,................................................................. $  (74) $  (83)
Previously recognized impairments on securities that matured, paid, prepaid or sold....      9      11
Recognized impairments on securities impaired to fair value this period/(1)/...........     --      --
Impairments recognized this period on securities not previously impaired...............     (6)     (2)
Additional impairments this period on securities previously impaired...................     (1)     --
Increases due to passage of time on previously recorded credit losses..................     --      --
Accretion of previously recognized impairments due to increases in expected cash flows.     --      --
                                                                                        ------  ------
Balances at December 31,............................................................... $  (72) $  (74)
                                                                                        ======  ======

   /(1)/Represents circumstances where MLOA determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                DECEMBER 31,
                               -------------
                                2012   2011
                               ------ ------
                               (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    2 $   (5)
   All other..................    156    115
                               ------ ------
Net Unrealized (Gains) Losses. $  158 $  110
                               ====== ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                               AOCI GAIN
                                                             NET                                 (LOSS)
                                                         UNREALIZED              DEFERRED      RELATED TO
                                                            GAINS                 INCOME     NET UNREALIZED
                                                         (LOSSES) ON  DAC AND    TAX ASSET     INVESTMENT
                                                         INVESTMENTS   VOBA     (LIABILITY)  GAINS (LOSSES)
                                                         ----------- --------  ------------  --------------
                                                                           (IN MILLIONS)
BALANCE, JANUARY 1, 2012................................ $       (5) $      1  $          2  $          (2)
Net investment gains (losses) arising during the period.          6        --            --              6
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................          1        --            --              1
   Excluded from Net earnings (loss)/(1)/...............         --        --            --             --
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA.........................................         --        (2)           --             (2)
   Deferred income taxes................................         --        --            (2)            (2)
                                                         ----------  --------  ------------  -------------
BALANCE, DECEMBER 31, 2012.............................. $        2  $     (1) $         --  $           1
                                                         ==========  ========  ============  =============

BALANCE, JANUARY 1, 2011................................ $       (3) $     --  $          1  $          (2)
Net investment gains (losses) arising during the period.         (2)       --            --             (2)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................         --        --            --             --
   Excluded from Net earnings (loss)/(1)/...............         --        --            --             --
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA.........................................         --         1            --              1
   Deferred income taxes................................         --        --             1              1
                                                         ----------  --------  ------------  -------------
BALANCE, DECEMBER 31, 2011.............................. $       (5) $      1  $          2  $          (2)
                                                         ==========  ========  ============  =============

   /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                  AOCI GAIN
                                                             NET                                    (LOSS)
                                                         UNREALIZED                 DEFERRED      RELATED TO
                                                            GAINS                    INCOME     NET UNREALIZED
                                                         (LOSSES) ON    DAC AND     TAX ASSET     INVESTMENT
                                                         INVESTMENTS     VOBA      (LIABILITY)  GAINS (LOSSES)
                                                         ------------ -----------  ----------- ----------------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2012................................ $        115 $       (27) $      (31) $             57
Net investment gains (losses) arising during the period.           37          --          --                37
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            4          --          --                 4
   Excluded from Net earnings (loss)/(1)/...............           --          --          --                --
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA.........................................           --          (4)         --                (4)
   Deferred income taxes................................           --          --         (13)              (13)
                                                         ------------ -----------  ----------  ----------------
BALANCE, DECEMBER 31, 2012.............................. $        156 $       (31) $      (44) $             81
                                                         ============ ===========  ==========  ================

BALANCE, JANUARY 1, 2011................................ $         77 $        (6) $      (24) $             47
Net investment gains (losses) arising during the period.           36          --          --                36
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            2          --          --                 2
Impact of net unrealized investment gains (losses) on:
   DAC and VOBA.........................................           --         (21)         --               (21)
   Deferred income taxes................................           --          --          (7)               (7)
                                                         ------------ -----------  ----------  ----------------
BALANCE, DECEMBER 31, 2011.............................. $        115 $       (27) $      (31) $             57
                                                         ============ ===========  ==========  ================

   /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 76 issues at December 31, 2012 and the 93 issues at December 31, 2011 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                          LESS THAN 12 MONTHS     12 MONTHS OR LONGER           TOTAL
                                       ------------------------  ---------------------  ---------------------
                                                       GROSS                  GROSS                  GROSS
                                                     UNREALIZED             UNREALIZED             UNREALIZED
                                        FAIR VALUE     LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                       ------------- ----------  ---------- ----------  ---------- ----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2012
Fixed Maturities:
 Corporate............................ $          44 $       --  $      14  $       (1) $      58  $       (1)
 U.S. Treasury, government and agency.             1         --         --          --          1          --
 States and political subdivisions....            --         --         --          --         --          --
 Foreign governments..................            --         --          2          --          2          --
 Commercial mortgage-backed...........            --         (1)        26         (26)        26         (27)
 Residential mortgage-backed..........            --         --         --          --         --          --
 Asset-backed.........................            --         --         --          --         --          --
 Redeemable preferred stock...........            14         --         30          (1)        44          (1)
                                       ------------- ----------  ---------  ----------  ---------  ----------

Total................................. $          59 $       (1) $      72  $      (28) $     131  $      (29)
                                       ============= ==========  =========  ==========  =========  ==========

                                 Less Than 12 Months      12 Months or Longer            Total
                              ------------------------  -----------------------  ---------------------
                                             Gross                     Gross                  Gross
                                           Unrealized                Unrealized             Unrealized
                              Fair Value     Losses     Fair Value     Losses    Fair Value   Losses
                              ---------- -------------  ----------- -----------  ---------- ----------
                                                            (In Millions)
December 31, 2011
Fixed Maturities:
 Corporate................... $      105 $          (6) $        13 $        (2) $      118 $       (8)
 Foreign governments.........         --            --            2          --           2         --
 Commercial mortgage-backed..          1            (2)          27         (32)         28        (34)
 Residential mortgage-backed.         --            --           --          --          --         --
 Redeemable preferred stock..         29            (2)          30          (3)         59         (5)
                              ---------- -------------  ----------- -----------  ---------- ----------

Total........................ $      135 $         (10) $        72 $       (37) $      207 $      (47)
                              ========== =============  =========== ===========  ========== ==========

   MLOA's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder's equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 1.2% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2012 and 2011 were $27 million and $27 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2012 and 2011, respectively, approximately $125 million and $150 million, or 6.7% and 8.1%, of the $1,868 million and $1,857 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $17 million and $35 million at December 31, 2012 and 2011, respectively.

   MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2012 and 2011, respectively, MLOA owned $4 million and $4 million in RMBS backed by subprime residential mortgage loans, and $0 million and $0 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2012, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $6 million.

   Valuation Allowances for Mortgage Loans:

   Allowances for credit losses for mortgage loans in 2012, 2011 and 2010 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -------------------------
                                                     2012     2011     2010
                                                    -----    -----    -----
                                                         (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $   3    $   2    $   2
   Charge-offs.....................................    --       --       --
   Recoveries......................................    --       --       --
   Provision.......................................     1        1       --
                                                    -----    -----    -----
Ending Balance, December 31,....................... $   4    $   3    $   2
                                                    =====    =====    =====

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $   4    $   3    $   2
                                                    =====    =====    =====
   Collectively Evaluated for Impairment........... $  --    $  --    $  --
                                                    =====    =====    =====

   Loans Acquired with Deteriorated Credit Quality. $  --    $  --    $  --
                                                    =====    =====    =====

   There were no allowances for credit losses for agricultural mortgage loans in 2012, 2011 and 2010.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial mortgage loans at December 31, 2012 and 2011, respectively, and for agricultural mortgage loans at December 31, 2011.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                                DEBT SERVICE COVERAGE RATIO
                                 ----------------------------------------------------------
                                                                                    LESS     TOTAL
                                  GREATER  1.8X TO   1.5X TO   1.2X TO   1.0X TO    THAN    MORTGAGE
                                 THAN 2.0X  2.0X      1.8X      1.5X      1.2X      1.0X     LOANS
LOAN-TO-VALUE RATIO:/(2)/        --------- -------- ---------- -------- --------- --------- ---------
COMMERCIAL MORTGAGE LOANS/(1)/                              (IN MILLIONS)
0% - 50%........................ $      4  $     -- $       17 $     -- $      12 $      -- $      33
50% - 70%.......................       --        --         --        6        --        --         6
70% - 90%.......................       --        --         --       --        --        --        --
90% plus........................       10        --         --       --        --        --        10
                                 --------  -------- ---------- -------- --------- --------- ---------

Total Commercial Mortgage Loans. $     14  $     -- $       17 $      6 $      12 $      -- $      49
                                 ========  ======== ========== ======== ========= ========= =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2011

                                                  Debt Service Coverage Ratio
                                   ----------------------------------------------------------
                                                                                       Less    Total
                                    Greater    1.8x to   1.5x to   1.2x to  1.0x to    than   Mortgage
                                   than 2.0x    2.0x      1.8x      1.5x     1.2x      1.0x    Loans
Loan-to-Value Ratio:/(2)/          ---------- --------- ---------- -------- -------- -------- ---------
Commercial Mortgage Loans/(1)/                                (In Millions)
0% - 50%.......................... $        5 $      -- $       17 $     -- $      1 $     -- $      23
50% - 70%.........................         --        --         --       41       --       --        41
70% - 90%.........................         --        --         --        6       --       --         6
90% plus..........................         10        --         --       --       --       --        10
                                   ---------- --------- ---------- -------- -------- -------- ---------

Total Commercial Mortgage Loans... $       15 $      -- $       17 $     47 $      1 $     -- $      80
                                   ========== ========= ========== ======== ======== ======== =========

Loan-to-Value Ratio:/(2)/
Agricultural Mortgage Loans/(1)/
0% - 50%.......................... $        1 $      -- $        5 $      9 $      1 $     21 $      37
50% - 70%.........................          1        --          2        2        3        2        10
70% - 90%.........................         --        --         --       --       --       --        --
90% plus..........................         --        --         --       --       --       --        --
                                   ---------- --------- ---------- -------- -------- -------- ---------

Total Agricultural Mortgage Loans. $        2 $      -- $        7 $     11 $      4 $     23 $      47
                                   ========== ========= ========== ======== ======== ======== =========

Loan-to-Value Ratio:/(2)/
Total Mortgage Loans/(1)/
0% - 50%.......................... $        6 $      -- $       22 $      9 $      2 $     21 $      60
50% - 70%.........................          1        --          2       43        3        2        51
70% - 90%.........................         --        --         --        6       --       --         6
90% plus..........................         10        --         --       --       --       --        10
                                   ---------- --------- ---------- -------- -------- -------- ---------

Total Mortgage Loans.............. $       17 $      -- $       24 $     58 $      5 $     23 $     127
                                   ========== ========= ========== ======== ======== ======== =========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2012 and 2011, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                         RECORDED
                                                                                        INVESTMENT
                                                                         TOTAL    (GREATER THAN) 90 DAYS
                      30-59 60-89      90 DAYS                         FINANCING           AND
                      DAYS  DAYS  OR (GREATER THAN)  TOTAL  CURRENT   RECEIVABLES        ACCRUING
                      ----- ----- ------------------ ----- ---------- ----------- ----------------------
                                                        (IN MILLIONS)
DECEMBER 31, 2012

 Commercial.......... $  -- $  -- $               -- $  -- $       49 $        49 $                   --
 Agricultural........    --    --                 --    --         --          --                     --
                      ----- ----- ------------------ ----- ---------- ----------- ----------------------
TOTAL MORTGAGE LOANS. $  -- $  -- $               -- $  -- $       49 $        49 $                   --
                      ===== ===== ================== ===== ========== =========== ======================
December 31, 2011

 Commercial.......... $  -- $  -- $               -- $  -- $       80 $        80 $                   --
 Agricultural........    --    --                 --    --         47          47                     --
                      ----- ----- ------------------ ----- ---------- ----------- ----------------------
Total Mortgage Loans. $  -- $  -- $               -- $  -- $      127 $       127 $                   --
                      ===== ===== ================== ===== ========== =========== ======================

   The following table provides information relating to impaired loans at December 31, 2012 and 2011, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                      UNPAID                       AVERAGE        INTEREST
                                        RECORDED     PRINCIPAL     RELATED         RECORDED        INCOME
                                       INVESTMENT     BALANCE     ALLOWANCE     INVESTMENT/(1)/  RECOGNIZED
                                     -------------- ----------- -------------  ----------------- ----------
                                                                 (IN MILLIONS)
DECEMBER 31, 2012

With no related allowance recorded:
 Commercial mortgage loans -- other. $           -- $        -- $          --  $              -- $       --
 Agricultural mortgage loans........             --          --            --                 --         --
                                     -------------- ----------- -------------  ----------------- ----------
TOTAL............................... $           -- $        -- $          --  $              -- $       --
                                     ============== =========== =============  ================= ==========
With related allowance recorded:
 Commercial mortgage loans -- other. $           10 $        10 $          (4) $              10 $       --
 Agricultural mortgage loans........             --          --            --                 --         --
                                     -------------- ----------- -------------  ----------------- ----------
TOTAL............................... $           10 $        10 $          (4) $              10 $       --
                                     ============== =========== =============  ================= ==========
December 31, 2011

With no related allowance recorded:
 Commercial mortgage loans -- other. $           -- $        -- $          --  $              -- $       --
 Agricultural mortgage loans........             --          --            --                 --         --
                                     -------------- ----------- -------------  ----------------- ----------
Total............................... $           -- $        -- $          --  $              -- $       --
                                     ============== =========== =============  ================= ==========
With related allowance recorded:
 Commercial mortgage loans -- other. $           10 $        10 $          (3) $              10 $       --
 Agricultural mortgage loans........             --          --            --                 --         --
                                     -------------- ----------- -------------  ----------------- ----------
Total............................... $           10 $        10 $          (3) $              10 $       --
                                     ============== =========== =============  ================= ==========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Investments

   MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2012 and 2011 were $2 million and $2 million, respectively.

   The following table presents MLOA's investment in 2.6 million units in AllianceBernstein, an affiliate, which is included in Other invested assets:

                                                              2012          2011
                                                          ------------  -----------
                                                                (IN MILLIONS)
Balance at January 1,.................................... $         72  $        76
Equity in net earnings (loss)............................            2           (2)
Impact of repurchase/issuance of AllianceBernstein Units.           (2)           2
Dividends received.......................................           (3)          (4)
                                                          ------------  -----------
Balance at December 31,.................................. $         69  $        72
                                                          ============  ===========

   Derivatives

   The tables below present quantitative disclosures about MLOA's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY

                                                              FAIR VALUE
                                                        -----------------------
                                                                                 GAINS (LOSSES)
                                              NOTIONAL     ASSET     LIABILITY     REPORTED IN
                                               AMOUNT   DERIVATIVES DERIVATIVES  EARNINGS (LOSS)
                                             ---------- ----------- ----------- ----------------
AT OR FOR THE YEAR ENDED DECEMBER 31, 2012:                     (IN MILLIONS)
     FREESTANDING DERIVATIVES:
     Equity contracts:/(1)/
      Options............................... $       29 $        2  $        1  $             --
                                                                                ----------------
     NET INVESTMENT INCOME (LOSS)...........                                                  --
                                                                                ----------------

     EMBEDDED DERIVATIVES:
     GMIB reinsurance contracts/(2)/........         --          7          --                (2)
                                             ---------- ----------  ----------  ----------------

     Balances, December 31, 2012............ $       29 $        9  $        1  $             (2)
                                             ========== ==========  ==========  ================

At or For the Year Ended December 31, 2011:
     Freestanding derivatives:
     Equity contracts:/(1)/
      Options............................... $        3 $       --  $       --  $             --
                                                                                ----------------
     Net investment income (loss)...........                                                  --
                                                                                ----------------

     Embedded derivatives:
     GMIB reinsurance contracts/(2)/........         --          9          --                 7
                                             ---------- ----------  ----------  ----------------
     Balances, December 31, 2011............ $        3 $        9  $       --  $              7
                                             ========== ==========  ==========  ================

  /(1)/Reported in Other invested assets in MLOA's balance sheets. /(2)/Reported in Other assets in MLOA's balance sheets.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                    2012         2011         2010
                                -----------  -----------  ------------
                                             (IN MILLIONS)
Fixed maturities............... $        97  $       102  $        106
Mortgage loans on real estate..           9           10            10
Policy loans...................           8            8             8
Other equity investments.......          --           --            (1)
                                -----------  -----------  ------------
Gross investment income (loss).         114          120           123
Investment expenses............          (4)          (4)           (4)
                                -----------  -----------  ------------
Net Investment Income (Loss)... $       110  $       116  $        119
                                ===========  ===========  ============

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                               2012         2011         2010
                                                            ----------  -----------  ------------
                                                                        (IN MILLIONS)
Fixed maturities........................................... $       (5) $        (2) $        (47)
Impact of (repurchase) issuance of AllianceBernstein Units.         (2)           2            (2)
Mortgage loans on real estate..............................          2           (1)            1
                                                            ----------  -----------  ------------
Investment Gains (Losses), Net............................. $       (5) $        (1) $        (48)
                                                            ==========  ===========  ============

4) VALUE OF BUSINESS ACQUIRED

   The following table presents MLOA's VOBA asset at December 31, 2012 and 2011:

                      GROSS      ACCUMULATED
                     CARRYING   AMORTIZATION
                      AMOUNT    AND OTHER/(1)/       NET
                   ------------ -------------  ---------------
                                  (IN MILLIONS)
VOBA
DECEMBER 31, 2012. $        416 $        (313) $           103
                   ============ =============  ===============
December 31, 2011. $        416 $        (319) $            97
                   ============ =============  ===============

  /(1)/Includes reactivity to unrealized investment gains (losses) and impact of the December 31, 2005 modified coinsurance ("MODCO") recapture.

   For 2012 and 2011, negative amortization expense related to VOBA was $(13) million and $(10) million. For 2010, amortization expense related to VOBA was $27 million. VOBA amortization is estimated to range between $19 million and $13 million annually through 2017.

5) FAIR VALUE DISCLOSURES

   Assets measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2012 and 2011, no assets were required to be measured at fair value on a non-recurring basis.

                            FAIR VALUE MEASUREMENTS

                                           LEVEL 1        LEVEL 2        LEVEL 3         TOTAL
                                         ------------ --------------- ------------- ---------------
DECEMBER 31, 2012
-----------------                                              (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................ $         -- $         1,684 $          35 $         1,719
   U.S. Treasury, government and agency.           --             113            --             113
   States and political subdivisions....           --              28            --              28
   Foreign governments..................           --               2            --               2
   Commercial mortgage-backed...........           --              --            35              35
   Residential mortgage-backed/(1)/.....           --              20            --              20
   Asset-backed/(2)/....................           --               5             6              11
   Redeemable preferred stock...........           37              61            --              98
                                         ------------ --------------- ------------- ---------------
     Subtotal...........................           37           1,913            76           2,026
                                         ------------ --------------- ------------- ---------------
 Other equity investments...............            1              --            --               1
Cash equivalents........................          145              --            --             145
GMIB reinsurance contracts..............           --              --             7               7
Separate Accounts' assets...............        1,623              15            --           1,638
                                         ------------ --------------- ------------- ---------------
   Total Assets......................... $      1,806 $         1,928 $          83 $         3,817
                                         ============ =============== ============= ===============

December 31, 2011
-----------------
Assets:
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................ $         -- $         1,659 $          34 $         1,693
   U.S. Treasury, government and agency.           --             105            --             105
   States and political subdivisions....           --              22            --              22
   Foreign governments..................           --               4            --               4
   Commercial mortgage-backed...........           --              --            29              29
   Residential mortgage-backed/(1)/.....           --              28            --              28
   Asset-backed/(2)/....................           --               5             5              10
   Redeemable preferred stock...........           19              57            --           76102
                                         ------------ --------------- ------------- ---------------
     Subtotal...........................           19           1,880            68           1,967
                                         ------------ --------------- ------------- ---------------
 Other equity investments...............            1              --            --               1
Cash equivalents........................           57              --            --              57
GMIB reinsurance contracts..............           --              --             9               9
Separate Accounts' assets...............        1,589              15            --           1,604
                                         ------------ --------------- ------------- ---------------
   Total Assets......................... $      1,666 $         1,895 $          77 $         3,638
                                         ============ =============== ============= ===============

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2012, AFS fixed maturities with fair values of $3 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.4% of total equity at December 31, 2012.

   In 2011, AFS fixed maturities with fair values of $5 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $22 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.0% of total equity at December 31, 2011.

   The table below presents a reconciliation for all Level 3 assets at December 31, 2012 and 2011, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                                     COMMERCIAL               REDEEMABLE     GMIB
                                                                     MORTGAGE-      ASSET-    PREFERRED   REINSURANCE
                                                     CORPORATE         BACKED       BACKED      STOCK      CONTRACTS
                                                  ---------------  -------------  ----------- ----------- -----------
                                                                             (IN MILLIONS)
BALANCE, JANUARY 1, 2012......................... $            34  $          29  $         5 $        -- $         9
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................              --             --           --          --          --
     Investment gains (losses), net..............               1             (7)          --          --          --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................              --             --           --          --          (2)
                                                  ---------------  -------------  ----------- ----------- -----------
       Subtotal..................................               1             (7)          --          --          (2)
                                                  ---------------  -------------  ----------- ----------- -----------
Other comprehensive income (loss)................              --             13            1          --          --
Purchases........................................              --             --           --          --          --
Sales............................................              (3)            --           --          --          --
Transfers into Level 3/(2)/......................               3             --           --          --          --
                                                  ---------------  -------------  ----------- ----------- -----------
BALANCE, DECEMBER 31, 2012/(1)/.................. $            35  $          35  $         6 $        -- $         7
                                                  ===============  =============  =========== =========== ===========

BALANCE, JANUARY 1, 2011......................... $            19  $          36  $         5 $        -- $         2
Total gains (losses), realized and unrealized
  included in:
   Earnings (loss) as:
     Net investment income (loss)................              --             --           --          --          --
     Investment gains (losses), net..............              --             (1)          --          --          --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................              --             --           --          --           7
                                                  ---------------  -------------  ----------- ----------- -----------
       Subtotal.................................. $            --  $          (1) $        -- $        -- $         7
                                                  ---------------  -------------  ----------- ----------- -----------
Other comprehensive income (loss)................              (2)            (3)          --          --          --
Sales............................................              (1)            (3)          --          --          --
Transfers into Level 3/(2)/......................              22             --           --          --          --
Transfers out of Level 3/(2)/....................              (4)            --           --          --          --
                                                  ---------------  -------------  ----------- ----------- -----------
BALANCE, DECEMBER 31, 2011/(1)/.................. $            34  $          29  $         5 $        -- $         9
                                                  ===============  =============  =========== =========== ===========

   /(1)/There were no U.S. Treasury, government and agency; State and political subdivisions; Foreign governments; Residential mortgage-backed securities; Other equity investments; or Separate Accounts' assets classified as Level 3 at December 31, 2012 and 2011.
   /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2012 and 2011 by category for Level 3 assets still held at December 31, 2012 and 2011, respectively.

                                                                       EARNINGS (LOSS)
                                                   ------------------------------------------------------
                                                                              INCREASE
                                                      NET      INVESTMENT (DECREASE) IN THE
                                                   INVESTMENT    GAINS      FAIR VALUE OF
                                                     INCOME    (LOSSES),     REINSURANCE
                                                     (LOSS)       NET         CONTRACTS           OCI
                                                   ----------- ---------- -----------------  ------------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2012
STILL HELD AT DECEMBER 31, 2012:/(1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Commercial mortgage-backed...................          --         --                --            13
     Other fixed maturities, available-for-sale...          --         --                --             1
                                                   ----------- ---------- -----------------  ------------
       Subtotal................................... $        -- $       -- $              --  $         14
                                                   ----------- ---------- -----------------  ------------
   GMIB reinsurance contracts.....................          --         --                (2)           --
                                                   ----------- ---------- -----------------  ------------
       Total...................................... $        -- $       -- $              (2) $         14
                                                   =========== ========== =================  ============
Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:/(1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Commercial mortgage-backed...................          --         --                --            (4)
     Other fixed maturities, available-for-sale...          --         --                --            (2)
                                                   ----------- ---------- -----------------  ------------
       Subtotal................................... $        -- $       -- $              --  $         (6)
                                                   ----------- ---------- -----------------  ------------
     GMIB reinsurance contracts...................          --         --                 7            --
                                                   ----------- ---------- -----------------  ------------
       Total...................................... $        -- $       -- $               7  $         (6)
                                                   =========== ========== =================  ============

   /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents and Separate Accounts' assets at December 31, 2012 and 2011.

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2012

                                           FAIR           VALUATION                   SIGNIFICANT
                                           VALUE          TECHNIQUE               UNOBSERVABLE INPUT                RANGE
                                        ------------ --------------------- ---------------------------------- -----------------
                                                                             (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities, available-for-sale:
   Corporate........................... $         11 Matrix pricing model  Spread over the industry-specific benchmark yield curve  600 BPS - 650 BPS
-------------------------------------------------------------------------------------------------------------------------------
   Commercial mortgage-backed..........           35 Discounted Cash flow              Constant default rate    3.0% - 25.0%
                                                                                      Probability of default        55.0%
                                                                                               Loss severity        49.0%
                                                                                               Discount rate   3.72% - 13.42%
-------------------------------------------------------------------------------------------------------------------------------
GMIB reinsurance contracts.............            7 Discounted Cash flow                        Lapse Rates    2.5% - 27.5%
                                                                                            Withdrawal Rates        3.5%
                                                                                      GMIB Utilization Rates    0.0% - 15.0%
                                                                                        Non-performance risk      13.5 BPS
                                                                                  Volatility rates -- Equity    24.0% - 36.0%
-------------------------------------------------------------------------------------------------------------------------------

   Excluded from the table above are approximately $30 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by MLOA and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 39.5% of total assets classified as Level 3 and represent only 0.8% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in MLOA's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above are approximately $11 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 at December 31, 2012 that is determined by application of a matrix pricing model, representing approximately 31.4% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which MLOA applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent MLOA has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of MLOA's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset.

   The carrying values and fair values at December 31, 2012 and December 31, 2011 for financial instruments not otherwise disclosed in Note 3 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                       DECEMBER 31, 2012
                                                 --------------------------------------------------------------
                                                                                 FAIR VALUE
                                                   CARRYING   -------------------------------------------------
                                                    VALUE       LEVEL 1     LEVEL 2      LEVEL 3       TOTAL
                                                 ------------ ----------- ------------ ------------ -----------
                                                                         (IN MILLIONS)
Mortgage loans on real estate................... $         45 $        -- $         -- $         46 $        46
Policyholders liabilities: Investment contracts.          200          --           --          223         223

                                                        December 31, 2011
                                                   ----------------------------
                                                      Carrying        Fair
                                                       Value          Value
                                                   -------------- -------------
                                                          (In Millions)
Mortgage loans on real estate..................... $          124 $         130
Policyholders liabilities -- Investment contracts.            229           242

6) GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB and GMIB

   MLOA has certain variable annuity contracts with GMDB and GMIB features-in-force that guarantee one of the following:

     . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

     . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

     . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

     . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit which may include a five year or an annual reset.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                   GMDB             GMIB           TOTAL
                              --------------  ---------------  -------------
                                               (IN MILLIONS)
Balance at January 1, 2010... $            5  $             3  $           8
 Paid guarantee benefits.....             (2)              --             (2)
 Other changes in reserve....              3               (1)             2
                              --------------  ---------------  -------------
Balance at December 31, 2010.              6                2              8
 Paid guarantee benefits.....             (2)              --             (2)
 Other changes in reserve....              3               --              3
                              --------------  ---------------  -------------
Balance at December 31, 2011.              7                2              9
 Paid guarantee benefits.....             (2)              --             (2)
 Other changes in reserve....              3               --              3
                              --------------  ---------------  -------------
Balance at December 31, 2012. $            8  $             2  $          10
                              ==============  ===============  =============

   Related GMDB reinsurance ceded amounts were:

                                  GMDB
                              -------------
                              (IN MILLIONS)
Balance at January 1, 2010... $          3
 Paid guarantee benefits.....           (1)
 Other changes in reserve....            1
                              ------------
Balance at December 31, 2010.            3
 Other changes in reserve....            1
                              ------------
Balance at December 31, 2011.            4
 Paid guarantee benefits.....           --
 Other changes in reserve....            1
                              ------------
Balance at December 31, 2012. $          5
                              ============

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2012 values for variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                          RETURN OF
                                                           PREMIUM       RATCHET     ROLL-UP     COMBO       TOTAL
                                                       --------------  ----------  ----------  --------  ------------
                                                                            (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account.................................... $          121  $      186  $      N/A  $     30  $        337
   Separate Accounts.................................. $          309  $      391  $      N/A  $     59  $        759
 Net amount at risk, gross............................ $            5  $       48  $      N/A  $     17  $         70
 Net amount at risk, net of amounts reinsured......... $            5  $       43  $      N/A  $     --  $         48
 Average attained age of contractholders..............           66.1        66.4         N/A      66.1          66.3
 Percentage of contractholders over age 70............           25.6%       25.7%        N/A      25.0%         25.6%
 Contractually specified interest rates...............            N/A         N/A         N/A       5.0%          5.0%

GMIB:
 Account values invested in:
   General Account....................................            N/A         N/A  $       30  $    N/A  $         30
   Separate Accounts..................................            N/A         N/A  $       59  $    N/A  $         59
 Net amount at risk, gross............................            N/A         N/A  $        3  $    N/A  $          3
 Net amount at risk, net of amounts reinsured.........            N/A         N/A  $       --  $    N/A  $         --
 Weighted average years remaining until annuitization.            N/A         N/A         1.7       N/A           1.7
 Contractually specified interest rates...............            N/A         N/A         5.0%      N/A           5.0%

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                   DECEMBER 31,
              ----------------------
                 2012        2011
              ----------- ----------
                  (IN MILLIONS)
GMDB:
Equity....... $       643 $      685
Fixed income.          73         89
Balanced.....          15         16
Other........          28         34
              ----------- ----------
Total........ $       759 $      824
              =========== ==========

GMIB:
Equity....... $        47 $       54
Fixed income.           9         12
Other........           3          4
              ----------- ----------
Total........ $        59 $       70
              =========== ==========

   C) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
      Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At
   December 31, 2012 and 2011, MLOA had liabilities of $1 million and $1 million, respectively, for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders' liabilities.

7) REINSURANCE

   MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA maintains a maximum of $4 million on single-life policies and $6 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $20 million on single-life policies and $25 million on second-to-die policies. For amounts applied in excess of those limits, MLOA seeks reinsurance from unaffiliated third parties. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with GMDB in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider were similarly reinsured. The GMIB was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 and 2011 were $7 million and $9 million, respectively. The increases (decreases) in estimated fair value were $(2) million, $7 million and $1 million for 2012, 2011 and 2010, respectively.

   At December 31, 2012 and 2011, respectively, reinsurance recoverables related to insurance contracts amounted to $158 million and $136 million, of which $53 million in 2012 and $56 million in 2011 related to one specific reinsurer, which is rated AA- with the remainder of the reinsurers rated BBB and above or not rated. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. MLOA evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   The following table summarizes the effect of reinsurance:

                                                                       2012         2011         2010
                                                                   -----------  -----------  -----------
                                                                               (IN MILLIONS)
Direct premiums................................................... $        56  $        68  $        66
Assumed...........................................................           2            2            2
Reinsurance ceded.................................................         (26)         (28)         (29)
                                                                   -----------  -----------  -----------
Premiums.......................................................... $        32  $        42  $        39
                                                                   ===========  ===========  ===========
Variable Life and Investment-type Product Policy Fee Income Ceded. $        29  $        31  $        31
                                                                   ===========  ===========  ===========
Policyholders' Benefits Ceded..................................... $        84  $        39  $        43
                                                                   ===========  ===========  ===========

8) RELATED PARTY TRANSACTIONS

   In August 2012, MLOA sold its entire portfolio of agricultural mortgage loans on real estate to AXA Equitable, an affiliate, in exchange for $42 million dollars in cash. MLOA recorded a pre-tax net realized gain of $3 million related to the sale.

   Under its service agreement with AXA Equitable, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreement are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $57 million, $54 million and $53 million for 2012, 2011 and 2010, respectively. At December 31, 2012 and 2011, respectively, MLOA reported a $23 million and $11 million payable to AXA Equitable in connection with its service agreement.

   Various AXA affiliates cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. Beginning in 2008 AXA Global Life, in turn, retrocedes a quota share portion of these risks to MLOA on a one-year term basis. Premiums and experience refunds earned in 2012, 2011 and 2010 under this arrangement totaled approximately $1 million, $2 million and $2 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $1 million, $1 million and $2 million, respectively.

   MLOA cedes a portion of its life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums paid in 2012, 2011 and 2010 to AXA Equitable totaled approximately $570,437, $426,414 and $395,877, respectively. Claims and expenses in 2012, 2011 and 2010 were $0, $0 and $894,972, respectively.

   As more fully described in Note 7, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA RE Arizona Company (formerly AXA Bermuda, which during second quarter 2012, redomesticated from Bermuda to Arizona and changed its name to AXA RE Arizona Company) ("AXA Arizona"). MLOA reported $317,488, $334,772 and $361,422 of ceded premiums for 2012, 2011 and 2010, respectively.

   In 2012, 2011 and 2010, respectively, MLOA paid AXA Distribution and its subsidiaries $11 million, $36 million and $31 million of commissions and fees for sales of insurance products. MLOA charged AXA Distribution's subsidiaries $25 million, $3 million and $3 million, respectively, for their applicable share of operating expenses in 2012, 2011 and 2010, pursuant to the Agreements for Services.

   In addition to the AXA Equitable service agreement, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements were $2 million, $2 million and $2 million for 2012, 2011 and 2010, respectively.

9) SHARE-BASED COMPENSATION

   For 2012, 2011 and 2010, respectively, MLOA recognized compensation costs of $3 million, $1 million and $3 million, for share-based payment arrangements and approximately $177,000, $280,000 and $431,000 related to employee stock options.

   At December 31, 2012, approximately $117,000 of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 0.8 years.

   AXA MILES PROGRAM. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired. Half of each AXA Miles grant, or 25 AXA Miles, are further subject to vesting conditions based on achievement of improvements in specific AXA performance metrics. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect change in respect of the expectation for meeting the predefined performance conditions. In 2012, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $94,300.

   On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and financial professional of AXA for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $700,000, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011 and 2010, respectively, MLOA recognized compensation expense of approximately $53,000 and $113,000 in respect of this grant of AXA Miles.

10)INCOME TAXES

   A summary of the income tax (expense) benefit in the statements of earnings
   (loss) follows:

                                  2012         2011        2010
                               ----------  -----------  ---------
                                          (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $       (4) $        39  $     (24)
 Deferred (expense) benefit...         (2)         (38)        35
                               ----------  -----------  ---------
Total......................... $       (6) $         1  $      11
                               ==========  ===========  =========

   The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings (loss), before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                   2012          2011       2010
                              -------------  -----------  ---------
                                          (IN MILLIONS)
Tax at statutory rate........ $         (15) $       (26) $      10
Dividends received deduction.             2            2          1
Tax settlement...............             9            7         --
Valuation allowance..........            --           19         --
Other........................            (2)          (1)        --
                              -------------  -----------  ---------
Income Tax (Expense) Benefit. $          (6) $         1  $      11
                              =============  ===========  =========

   MLOA recognized a tax benefit in 2012 of $9 million related to the settlement with the IRS of the audit for tax years 2004 - 2007. The tax benefit for 2011 reflected a benefit in the amount of $19 million related to the determination that the valuation allowance previously established on deferred tax assets related to net operating loss carry forwards was no longer necessary and a $7 million benefit in settlement of refund claims for tax years 1994 - 1997.

   The components of the net deferred income taxes are as follows:

                                         DECEMBER 31, 2012        December 31, 2011
                                      ------------------------ -----------------------
                                         ASSETS    LIABILITIES   Assets    Liabilities
                                      ------------ ----------- ----------- -----------
                                                       (IN MILLIONS)
Reserves and reinsurance............. $         -- $        21 $        -- $       37
DAC..................................           --          46          --         26
VOBA.................................           --          34          --         34
Investments..........................           --          25          --          6
Goodwill and other intangible assets.           --           9          --          7
NOL and Credits......................           --          --           6         --
Other................................            8          --          --          6
                                      ------------ ----------- ----------- ----------
Total................................ $          8 $       135 $         6 $      116
                                      ============ =========== =========== ==========

   MLOA does not provide income taxes on the undistributed earnings related to its investment in AllianceBernstein units except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2012, $6 million of accumulated undistributed earnings related to its investment in AllianceBernstein units were permanently invested. At existing applicable income tax rates, additional taxes of approximately $2 million would need to be provided if such earnings were remitted.

   At December 31, 2012 and 2011, respectively, the total amount of unrecognized tax benefits were $5 million and $20 million, all of which would affect the effective tax rate.

   MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax (expense) benefit. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2012 and 2011 were $1 million and $3 million, respectively. Tax (expense) benefit for 2012 reflected a benefit of $2 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                 2012       2011      2010
                                             -----------  --------- ---------
                                                      (IN MILLIONS)
Balance, beginning of year.................. $        17  $      16 $      15
Additions for tax positions of prior years..           1          1         1
Reductions for tax positions of prior years.          (2)        --        --
Settlements with tax authorities............         (12)        --        --
                                             -----------  --------- ---------
Balance, End of Year........................ $         4  $      17 $      16
                                             ===========  ========= =========

   In 2012, the IRS concluded its examination of the tax returns of MONY Life and its subsidiaries from the date of its acquisition by AXA Financial in 2004 through 2007. The completion of this examination resulted in the release of $12 million of unrecognized tax benefits for MLOA. It is reasonably possible that the total amounts of unrecognized tax benefits will change within the next 12 months. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

11)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on investments that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                       DECEMBER 31,
                                                              -------------------------------
                                                                2012       2011       2010
                                                              --------- ---------- ----------
                                                                       (IN MILLIONS)
Unrealized gains (losses) on investments, net of adjustments. $      82 $       55 $       45
                                                              --------- ---------- ----------
Total Accumulated Other Comprehensive Income (Loss).......... $      82 $       55 $       45
                                                              ========= ========== ==========

   The components of OCI for the past three years follow:

                                                                                     DECEMBER 31,
                                                                        -------------------------------------
                                                                           2012         2011          2010
                                                                        ----------  ------------  -----------
                                                                                    (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year................. $       43  $         34  $        51
 (Gains) losses reclassified into net earnings (loss) during the year..          5             2           47
                                                                        ----------  ------------  -----------
Net unrealized gains (losses) on investments...........................         48            36           98
Adjustments for DAC and VOBA and deferred income tax (expense) benefit.        (21)          (26)         (42)
                                                                        ----------  ------------  -----------
Other Comprehensive Income (Loss)...................................... $       27  $         10  $        56
                                                                        ==========  ============  ===========

12)LITIGATION

   INSURANCE LITIGATION

   MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   INSURANCE REGULATORY MATTERS

   MLOA is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. MLOA, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, MLOA is under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In addition, a number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the U.S. Social Security Administration's Death Master File or similar database, claims processing and payments to beneficiaries. In December 2012, MLOA received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to MLOA's relevant procedures. MLOA expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, MLOA, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   In addition to the matters descried above, a number of lawsuits, claims and assessments have been filed against life and health insurers in the jurisdictions in which MLOA does business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. MLOA, like other life and health insurers, from time to time is involved in such matters. Some of these matters filed against MLOA have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters cannot be predicted with certainty, MLOA's management believes that the ultimate resolution of the matters described above should not have a material adverse effect on the financial position of MLOA. MLOA's management cannot make an estimate of loss, if any, or predict whether or not such litigations and regulatory matters will have a material adverse effect on MLOA's results of operations in any particular period.

13)STATUTORY FINANCIAL INFORMATION

   MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2012, 2011 and 2010, MLOA's statutory net income (loss) was $33 million, $35 million and $(19) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $295 million and $225 million at December 31, 2012 and 2011, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2012, 2011 and 2010.

   At December 31, 2012, MLOA, in accordance with various government and state regulations, had $5 million of securities on deposit with such government or state agencies.

   At December 31, 2012 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2012.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under U.S. GAAP are primarily:
   (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting.

14)SUBSEQUENT EVENT (UNAUDITED)

   On April 10, 2013, MLOA entered into an agreement with Protective Life Insurance Company ("Protective Life") to reinsure an in-force book of life insurance and annuity policies, written primarily prior to 2004. Upon the closing of the agreement, MLOA will receive consideration totaling $373 million. The transaction, which is subject to regulatory approvals and the satisfaction of other customary conditions, is expected to close in 2013.

MONY Life Insurance Company of America


..   INCENTIVE LIFE LEGACY(R)


..   INCENTIVE LIFE LEGACY(R) II


PROSPECTUS SUPPLEMENT DATED MAY 1, 2013

--------------------------------------------------------------------------------

This Supplement updates certain information in the above-referenced Prospectus, Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2013, as previously supplemented (together, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION


As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option (''GIO'') during certain time periods (the ''GIO Transfer Period''). See ''Transferring your money among our investment options -- Transfers you can make'' (or other applicable sections regarding transfers) in your Prospectus. Through September 30, 2013, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through
September 30, 2013), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our axa-equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on September 30, 2013, in order to take advantage of this unrestricted transfer opportunity.


Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as ''restricted'' amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.




                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104


  Copyright 2013 MONY Life Insurance Company of America. All rights reserved.


   Incentive Life Legacy(R) and Incentive Life Legacy(R) II, are registered service marks of MONY Life Insurance Company of America.


GIO 01 (5/13)                                                           (5/13)
NB                                                                     #416962

MONY Life Insurance Company of America


SUPPLEMENT DATED MAY 1, 2013 TO PROSPECTUS DATED MAY 1, 2013 FOR INCENTIVE LIFE LEGACY(R) II


--------------------------------------------------------------------------------

This Supplement concerns a new investment option under our Incentive Life Legacy(R) II policies. The new investment option is our Market Stabilizer Option(R) (''MSO''), which is available to you, if you have received this Supplement. Any amount that you decide to invest in the MSO would be invested in one of the ''Segments'' of the MSO, each of which has a limited duration (a ''Segment Term'').


The purpose of this Supplement is solely to add to the May 1, 2013 Incentive Life Legacy(R) II Prospectus (''Legacy Prospectus'') a very limited amount of information about the MSO. Much more complete information about the MSO is contained in a separate Market Stabilizer Option(R) prospectus (''MSO Prospectus'') dated May 1, 2013. All of the information in the Legacy Prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the Legacy Prospectus) or in the MSO Prospectus.


Accordingly, you should read this Supplement in conjunction with the Legacy Prospectus (and any other supplements thereto) and the MSO Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Legacy Prospectus.

NO TRANSFER CHARGES IN CONNECTION WITH MSO

Although we generally reserve the right to impose up to a $25 charge for transfers under the Incentive Life Legacy(R) II policies, we will never apply this charge for any transfers into or out of the MSO.


Accordingly, the following language is added to footnote 5 on page 6 of the Legacy Prospectus (which appears in the section of that Prospectus entitled ''Tables of policy charges''): Nor will this charge apply to any transfers to or from any Market Stabilizer Option(R) (''MSO'') that we make available as an investment option under a Policy or any transfers to or from any MSO Holding Account. Please refer to the separate prospectus for the MSO (''MSO Prospectus'') for information about the MSO and the related ''Holding Account.''


CHARGES FOR THE MSO

If you allocate any of your policy account value to the MSO, several types of charges or deductions would or could result. To reflect these, the following items are added to the chart entitled ''Periodic charges other than underlying trust portfolio operating expenses'' on page 1 of the Legacy Prospectus:


-----------------------------------------------------------------------------------------------------------
 OPTIONAL RIDER CHARGES         WHEN CHARGE IS DEDUCTED                 MAXIMUM AMOUNT THAT MAY BE DEDUCTED
-----------------------------------------------------------------------------------------------------------
MARKET STABILIZER OPTION(R)
(MSO)/(1)/

  MSO VARIABLE INDEX BENEFIT    On the MSO Segment Start Date           0.75% of policy account value
  CHARGE                                                                allocated

  MSO VARIABLE INDEX SEGMENT    At the beginning of each policy month   Annual% of your Segment Account
  ACCOUNT CHARGE                during the MSO Segment Term             Value 1.65%/(2)/

  MSO LOAN SPREAD/(3)/ FOR      On each policy anniversary (or on loan  2% for Oregon policies
  AMOUNTS OF POLICY LOANS       termination, if earlier)                5% for all other policies/(4)/
  ALLOCATED TO MSO SEGMENT

  MSO EARLY DISTRIBUTION        On surrender or other distribution      75% of Segment Account Value/(5)/
  ADJUSTMENT                    (including loan) from an MSO Segment
                                prior to its Segment Maturity Date
-----------------------------------------------------------------------------------------------------------

(1)Please refer to the MSO Prospectus for information about the MSO and related charges and deductions, as well as the meaning of special terms that are relevant to the MSO (such as ''Segment,''''Segment Term,''''Segment Start Date,''''Segment Account Value'' and ''Early Distribution Adjustment.''
(2)Currently we deduct this charge at a 0.65% annual rate, rather than at the maximum rate shown.
(3)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The ''spread'' is the difference between the interest rate we charge you on a policy loan and the interest rate we credit to you on the amount of your policy account value that we hold as collateral for the loan. Please refer to the MSO prospectus for more information.
(4)We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit.
(5)The actual amount of Early Distribution Adjustment is determined by a formula that depends on, among other things, how a specified widely published stock market index has performed since the Segment Start Date. The maximum amount of the adjustment would occur if there is a total distribution at a time when that index had declined to zero. Please refer to the MSO prospectus for more information about the index and Early Distribution Adjustment.


EVM-110 (11/10)      #416970
NB/IF            Cat# 145363

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS


If you allocate any policy account value to the MSO, our procedures for allocating the policy's monthly deductions among the investment options you are using is significantly different than in the absence of the MSO. Accordingly, the following text is added at the end of the section entitled ''How we allocate charges among your investment options'' on page 8 of the Legacy
Prospectus:


Substantially different procedures apply, however, if you allocate any of your policy account value to a Segment under the MSO investment option. In that case, for example, you will be required to maintain a certain amount of policy account value (the Charge Reserve Amount) in the policy's unloaned guaranteed interest option. (You will not be subject to any Charge Reserve Amount requirement, however, at any time when none of your policy account value is invested in any MSO Segment.) The Charge Reserve Amount at the beginning of any Segment is the estimated amount required to pay all monthly deductions under your policy (including, but not limited to, charges for the MSO and any optional riders) for the remainder of the Segment Term.

While any of your policy account value is invested in any Segment, we will take all of your policy's monthly deductions (including, but not limited to, the monthly deductions under the MSO and optional riders) solely from the unloaned guaranteed interest option, rather than from the investment options from which those charges otherwise would be deducted. If you have insufficient policy account value in the unloaned guaranteed interest option to pay a monthly deduction during any Segment Term, we will first take the balance of the deduction proportionately from any variable investment options (other than any Segments) that you are then using. But, if insufficient policy account value remains in any such other investment options to cover the full balance of the monthly deduction, we will take the remainder of the monthly deduction from any MSO Segments in which you have account value invested. We will apply these procedures for allocating deductions for policy charges automatically at any time you have any amounts invested in a Segment, and no contrary instructions from you would apply during the Segment Term.

If we have to make any distribution from an MSO Segment, including (among other things) to pay any surrender or loan proceeds or any charge deduction from a Segment, there will generally be negative consequences for you. Among other things, an Early Distribution Adjustment would apply, which would usually reduce your policy values, in many cases substantially. In some cases, such an Early Distribution Adjustment may apply without any action on your part. This could happen, for example, if the Charge Reserve Amount and funds you have invested in options other than the MSO are insufficient to pay a monthly deduction (i) due to poor investment performance of those options or (ii) due to any permitted increases in charges that we have made above their current rates.

Please refer to the MSO Prospectus for detailed information about the above procedures.




                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104


   Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.


Incentive Life Legacy(R) II is issued by MONY Life Insurance Company of America and is a registered trademark of AXA Equitable Life Insurance Company.

                                    PART C

                               OTHER INFORMATION

Item 26. Exhibits

(a)   Board of Directors Resolutions.

      (1) Resolution of the (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L incorporated herein by reference to the initial registration statement on Form N-6 (File
             No. 333-102233) filed on December 27, 2002.

(b)   Custodian Agreements. Not applicable.

(c)   Underwriting Contracts.

      (1) Wholesale Distribution Agreement dated April 1, 2005 by and between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, is incorporated herein by reference to the registration statement on Form S-3 (File No. 333-177419) filed on October 20, 2011.

      (2) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (3) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (4) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC. incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

      (4)   (a)  First Amendment dated as of August 1, 2006 to General Agent
                 Sales Agreement by and between MONY Life Insurance Company of America and AXA Network previously filed with this registration statement on Form N-6 (File No. 333-134304) filed on March 1, 2012.

      (4)   (b)  Second Amendment dated as of April 1, 2008 to General Agent
                 Sales Agreement dated as of April 1, 2008 by and between MONY Life Insurance Company of America and AXA Network, LLC incorporated herein by reference to Exhibit (d) (ii) to the Registration Statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

      (5) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, made by and between MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 1 to the registration statement on Form S-1 (File No. 333-180068) filed on March 13, 2012.

(d)   Contracts. (Including Riders and Endorsements)

      (1)    Form of Flexible Premium Variable Life Insurance Policy
             (Form 06 - 100 - Return of Premium Jurisdictions), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (2)(i) Form of Flexible Premium Variable Life Insurance Policy
             (Form 06 - 100 - Return of Account Value Jurisdiction), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (2)(ii)Form of Variable Life Insurance Policy (Form 09 - 100), previously filed with this Registration Statement on Form N-6 (File
             No. 333-134304) on August 26, 2009.

      (3) Form of Children's Term Rider (Form R94-218), previously filed with the initial registration statement on Form N-6 (File
             No. 333-134304) filed on May 19, 2006.

      (4)    Form of Disability Rider - Waiver of Monthly Deductions
             (Form R94-216), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (5)    Form of Option to Purchase Additional Insurance Rider
             (Form R94-204), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (6)(i) Form of Extended No Lapse Guarantee Rider (Form R06-20), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (6)(ii)Form of Extended No Lapse Guarantee Rider (Form R09-20), previously filed with this registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (7)(i) Form of Paid Up Death Benefit Guarantee Endorsement
             (Form S.05-30), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (7)(ii)Form of Paid Up No Lapse Guarantee Endorsement (Form S.09-30), previously filed with this registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (8) Form of Substitution of Insured Person Rider (Form R94-212), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (9) Form of Accelerated Death Benefit Rider (Form R06-70), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (10) Form of Loan Extension Endorsement (Form S.05-20), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (11) Form of Accelerated Death Benefit for Long-Term Care Services Rider (Form R06-90), previously filed with the initial registration statement on Form N-6 (File No. 333- 134304) filed on May 19, 2006.

      (12) Form of Endorsement (Form S.07-20) previously filed with this registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (13) Form of Charitable Legacy Rider, previously filed with this registration statement on Form N-6 (File No. 333-134304) on August 26, 2009.

      (14) Form of Variable Indexed Option Rider (R09-30), incorporated herein by reference to Exhibit (4)(a) to the registration statement on Form S-3 (File No. 333-167938) filed on September 30, 2010.

      (15) Accelerated Death Benefit Rider for Long-Term Care Services Rider (ICC12-R12-10) incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103199), filed on April 26, 2012.

      (16)   Form of Endorsement (Form S.12-15), filed herewith.

(e)   Applications.

      (1) Form of Application for Life Insurance (Form AMIGV-2005), previously filed with the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

             (a) Revised Form of Application for Life Insurance (AMIGV-2005), incorporated herein by reference to Exhibit 26(e)(iv)(a) to registration statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

             (b) Form of Application for Life Insurance (AMIGV-2009), is incorporated herein by reference to Exhibit 26(e)(i)(b) to registration statement on Form N-6, (File No. 333-134307), filed on August 18, 2009.

      (2)    Form of Variable Universal Life Supplement to the Application (Form

             No. VUL-GV/IL DB 2005), incorporated herein by reference to
             Exhibit 26(e)(v) to the registration statement on Form N-6 (File No. 333-134307) filed on April 25, 2007.

             (a) Revised Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL DB 2005), incorporated herein by reference to Exhibit 26(e)(v)(a) to registration statement on Form N-6 (File No. 333-103199), filed on April 22, 2008.

             (b) Form of Variable Universal Life Supplement to the Application (Form No. 180-6006a (2009), is incorporated herein by reference to Exhibit 26(e)(v)(b) to registration statement on Form N-6 (File No. 333-134307), filed on August 18, 2009.

      (3) Form of Application (AXA 301-01), incorporated herein by reference to Exhibit 26(e)(iii)(a) to registration statement on Form N-6, File No. 333-103199, filed on April 22, 2008.

(f)   Depositor's Certificate of Incorporation and By-Laws.

      (1) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (2) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004) incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

(g)   Reinsurance Contracts.

      (g)(i) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(i)(a) Amendment No. 1 effective April 1, 2010 to the Automatic Reinsurance Agreement between AXA Equitable Life Insurance Company, MONY Life Insurance Company and Transamerica Financial Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(ii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Hannover Life Reassurance Company of America, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc., filed herewith, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iii)(a) Amendment No. 1 effective July 15, 2011 between AXA Equitable
                  Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and Swiss Re Life and Health America Inc. , incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(iv) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and General Re Life Corporation, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

      (g)(v) Automatic Reinsurance Agreement effective April 1, 2010 between AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America and RGS Reinsurance Company, incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-103202) filed on April 26, 2012.

(h)   Participation Agreements.

      (1) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors LLC. incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (2) Participation Agreement -- among AXA Premier VIP Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, previously filed with this Registration Statement (File No. 333-134304) on August 25, 2006.

      (3) Participation Agreement dated April 30, 2003 among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

      (4) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File
             No. 333-153809) filed on July 8, 2011.

             (i) Amendment No. 1, dated February 19, 2010, to the Fund Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc. (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement (File No. 333-134304) on April 21, 2010.

      (5) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated
             October 20, 2009, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (5)    (i)  Amendment No. 1, dated February 16, 2010, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009 (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement (File No. 333-134304) on April 21, 2010.

      (6) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and

                  Waddell & Reed, Inc., incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (6)   (i)   Amendment No. 1, dated April 1, 2010, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable
                  Life Insurance Company, Ivy Funds Variable Insurance
                  Portfolios and Waddell & Reed, Inc., (together, the
                  "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement (File No. 333-178750) on April 21,
                  2010.

      (7) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (7)    (i)  Amendment No. 1, dated February 18, 2010, to the Fund
                  Participation Agreement (the "Agreement") among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, (together, the "Parties"), adding MONY Life Insurance Company of America as a Party to the Agreement previously filed with this Registration Statement (File No. 333-134304) on April 26, 2012.

      (8) Amended and Restated Participation Agreement dated April 16, 2010 among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America previously filed with this Registration Statement (File
             No. 333-134304) on April 26, 2012.

      (9) Participation Agreement dated May 1, 2003 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104156) filed on May 28, 2003.

             (i) Amendment No. 3 dated as of May 1, 2010 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Advisors LLC previously filed with this Registration Statement (File
                  No. 333-134304) on April 26, 2012.

      (10) Amended and Restated Participation Agreement dated March 15, 2010 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MONY Life Insurance Company of America and MFS Fund Distributors previously filed with this Registration Statement (File No. 333-134304) on April 26, 2012.

      (11) Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and MONY Life Insurance Company of America, incorporated herein by reference to registration statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

      (11)   (ii) Third Amendment dated October 20, 2009 to the Participation
                  Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (12) Participation Agreement dated October 21, 1998 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

             (i) Amendment No. 2 dated April 12, 2010 among T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc.,
                  T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and MONY Life Insurance Company of America previously filed with this Registration Statement (File No. 333-134304) on April 26, 2012.

      (13) Participation Agreement among Van Eck Worldwide Insurance Trust, and MONY Life Insurance Company of America, Van Eck Securities Corp., and Van Eck Associates Corporation incorporated herein by reference to registration statement on Form N-4 (File
             No. 333-160951) filed on November 16, 2009.

      (13)   (i)  Amendment No. 1 dated October 13, 2009 to the Participation
                  Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

      (14) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(i)   Administrative Contracts.

      (i) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005 incorporated herein by reference to Exhibit 10.2 to the registration statement (File No. 333-65423) on Form 10-K filed on March 31, 2005.

(j)   Other Material Contracts. Not applicable.

(k)   Legal Opinion.

      (i) Opinion and consent of Dodie Kent, Vice President and Associate General Counsel, filed herewith.

(l)   Actuarial Opinion.

      (i) Opinion and consent of Brian Lessing, FSA, MAAA, Senior Director - Actuarial of MONY America, filed herewith.

(m)   (i)    Calculation, filed herewith.

(n)   Other Opinions.

      (i)    Consent of PricewaterhouseCoopers LLP, filed herewith.

      (ii)   Powers of Attorney, filed herewith.

(o)   Omitted Financial Statements. No financial statements are omitted from
      Item 24.

(p)   Initial Capital Agreements. Not applicable.

(q) Redeemability Exemption. Incorporated herein by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6 (File No. 333-72596) filed on April 30, 2003.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

    * The business address for all officers and directors of MONY America is 1290 Avenue of the Americas, New York, New York 10104.

 NAME AND PRINCIPAL                     POSITIONS AND OFFICES
 BUSINESS ADDRESS                       WITH MONY AMERICA
 ------------------                     ---------------------
 DIRECTORS

 Henri de Castries                      Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Denis Duverne                          Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Barbara Fallon-Walsh                   Director
 113 Waterford Circle
 Berwyn, PA 19312

 Danny L. Hale                          Director
 900 20th Avenue South
 Nashville, TN 37212

 Anthony J. Hamilton                    Director
 AXA UK plc
 5 Old Broad Street
 London, England EC2N 1AD

 Peter S. Kraus                         Director
 AllianceBernstein Corporation
 1345 Avenue of the Americas
 New York, NY 10105

 Ramon de Oliveira                      Director
 Investment Audit Practice, LLC
 70 South Fifth Street
 Park Ridge, NJ 07656

 Bertram Scott                          Director
 Affinity Health Plans
 2500 Halsey Street, #2
 Bronx, NY 10461

 Lorie A. Slutsky                       Director
 The New York Community Trust
 909 Third Avenue
 New York, NY 10022

 Richard C. Vaughan                     Director
 764 Lynnmore Lane
 Naples, FL 34108-7522

 OFFICER-DIRECTOR

 *Mark Pearson                          Director, Chairman of the Board and
                                        Chief Executive Officer

 *Andrew J. McMahon                     Director and President

 OTHER OFFICERS

 *Anders B. Malmstrom                   Senior Executive Director
                                        and Chief Financial Officer

 *Andrea M. Nitzan                      Executive Director
                                        and Chief Accounting Officer

*Michael B. Healy       Executive Director
                        and Chief Information Officer

*Salvatore Piazzolla    Senior Executive and Chief Human Resources
                        Officer

*Mary Fernald           Lead Director

*David Kam              Managing Director and Actuary

*Kevin E. Murray        Executive Director

*Anthony F. Recine      Managing Director, Chief Compliance
                        Officer and Deputy General Counsel

*Karen Field Hazin      Lead Director, Secretary and Associate
                        General Counsel

*Dave S. Hattem         Senior Executive Director and General
                        Counsel

*Michel Perrin          Managing Director and Actuary

*Naomi J. Weinstein     Lead Director

*Charles A. Marino      Executive Director and Chief
                        Actuary

*Nicholas B. Lane       Senior Executive Director and
                        President, Retirement Savings

*Robert O. Wright, Jr.  Senior Executive Director and Head of
                        Wealth Management

*Amy J. Radin           Senior Executive Director and
                        Chief Marketing Officer

*Joshua E. Braverman    Senior Executive Director and Treasurer

ITEM 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

         No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

         (a) The 2012 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-182903) on Form N-4, filed November 27, 2012.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2012 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-186807) on Form N-4 filed February 22, 2013.

   Item 29. Indemnification

   The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

   SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

   The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

   SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

   The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

   SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

   The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 30. PRINCIPAL UNDERWRITERS

       (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

       AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account A. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

   (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*Andrew J. McMahon                 Director, Chief Financial Protection &
                                   Wealth Management Officer

*Christine Nigro                   Senior Vice President and Divisional
                                   President

*Anders B. Malmstrom               Director

*Amy J. Radin                      Director

*Manish Agarwal                    Director

*Nicholas B. Lane                  Director and Chief Retirement Services
                                   Officer

*Robert O. Wright, Jr.             Director and Chairman of the Board

*Frank Massa                       President and Chief Operating Officer

*Philip Pescatore                  Chief Risk Officer

*Susan La Vallee                   Senior Vice President

*William Degnan                    Senior Vice President

*David M. Kahal                    Senior Vice President

*George Papazicos                  Senior Vice President

*Vincent Parascandola              Senior Vice President, Divisional President
                                   and Chief Sales Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Chief
                                   Compliance Officer

*Robert P. Walsh                   Vice President and Chief Anti-Money
                                   Laundering Officer

*Page Pennell                      Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Acting Investments Advisors Chief
                                   Compliance Officer

*Francesca Divone                  Secretary

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David Ciotta                      Senior Vice President

*Todd Solash                       Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

       (c) The information under "Distribution of the Policies" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

   Item 31. Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison Street, Syracuse, New York 13202.

   Item 32. Management Services

   All management contracts are discussed in Part A or Part B.

   Item 33. Fee Representation

   MONY Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 25th day of April, 2013.

                                             MONY America Variable Account L of
                                             MONY Life Insurance Company of
                                             America
                                                          (Registrant)

                                             By:   MONY Life Insurance Company
                                                           of America
                                                           (Depositor)

                                             By:  /s/ Dodie Kent
                                                  -----------------------------
                                                  Dodie Kent
                                                  Vice President and Associate
                                                  General Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on the 25th day of April, 2013.

                                    MONY Life Insurance Company of America
                                               (Depositor)

                                    By:    /s/ Dodie Kent
                                           -----------------------------
                                           Dodie Kent
                                           Vice President and Associate
                                           General Counsel

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders Malmstrom                        Senior Executive Vice President and
                                         Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President and Chief
                                         Accounting Officer

*DIRECTORS:

Mark Pearson                 Anthony J. Hamilton  Bertram Scott
Denis Duverne                Peter S. Kraus       Lorie A. Slutsky
Barbara Fallon-Walsh         Andrew J. McMahon    Richard C. Vaughan
Danny L. Hale                Ramon de Oliveira

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 25, 2013

                                 EXHIBIT INDEX

EXHIBIT NO.                      DESCRIPTION                        TAG VALUES
----------- ------------------------------------------------------  -----------

26(d)(16)   Form of Endorsement (Form S.12-15)                      EX-99.26d16

26(k)(i)    Opinion and Consent of Dodie Kent, Esq.                 EX-99.26ki

26(l)(i)    Opinion and Consent of Brian Lessing                    EX-99.26li

26(m)(i)    Calculation                                             EX-99.26mi

26(n)(i)    Consent of PricewaterhouseCoopers LLP                   EX-99.26ni

26(n)(ii)   Powers of Attorney                                      EX-99.26nii

                                     C-12